UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Kevin M. McClintock 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:	413-788-8411

Date of fiscal year end:	10/31/05

Date of reporting period:	7/31/05

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund —
Portfolio of Investments

July 31, 2005 (Unaudited)

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 100.2%
Commercial Paper — 77.0%
Alcoa, Inc.
3.400%	08/29/2005	$7,628,000	$7,606,387
Alcoa, Inc.
3.520%	09/27/2005	1,549,000	1,540,064
American Express Credit Corp.
3.150%	08/03/2005	3,414,000	3,412,806
American General Finance Corp.
3.100%	08/15/2005	12,000,000	11,983,466
American Honda Finance Corp.
3.120%	08/08/2005	4,350,000	4,346,607
American Honda Finance Corp.
3.140%	08/08/2005	2,576,000	2,573,978
American Honda Finance Corp.
3.140%	08/22/2005	4,875,000	4,865,220
Anheuser-Busch Cos., Inc.
3.450%	10/17/2005	11,500,000	11,412,935
Caterpillar Financial Services Corp.
3.230%	08/01/2005	2,935,000	2,934,473
CIT Group, Inc.
3.260%	10/05/2005	3,661,000	3,638,788
CIT Group, Inc.
3.540%	10/11/2005	8,000,000	7,942,573
The Coca-Cola Co.
3.300%	08/26/2005	11,600,000	11,571,290
DaimlerChrysler AG
3.170%	08/10/2005	11,700,000	11,688,667
Dow Jones & Co., Inc. (a)
3.280%	08/05/2005	6,750,000	6,746,310
Dupont EI de Nemours Co.
3.190%	08/09/2005	11,700,000	11,689,633
E.W. Scripps Co.
3.290%	08/24/2005	4,000,000	3,990,861
E.W. Scripps Co.
3.440%	11/02/2005	8,830,000	8,749,843
Estee Lauder Companies
3.300%	08/16/2005	4,369,000	4,362,192
Estee Lauder Companies
3.370%	08/29/2005	3,000,000	2,991,575
FCAR Owner Trust
3.360%	08/18/2005	5,800,000	5,789,715
FCAR Owner Trust
3.580%	12/30/2005	5,325,000	5,243,980
Gannett Co., Inc.
3.340%	08/24/2005	6,800,000	6,784,228
Gannett Co., Inc.
3.350%	08/19/2005	2,066,000	2,062,155
General Electric Capital Corp.
3.230%	08/03/2005	4,750,000	4,748,295

1

General Electric Capital Corp.
3.330%	09/07/2005	$7,675,000	$7,647,313
Goldman Sachs Group, Inc.
3.250%	08/16/2005	11,600,000	11,582,197
Govco, Inc.
3.510%	10/11/2005	7,300,000	7,248,042
Harley-Davidson, Inc.
3.230%	08/08/2005	5,474,000	5,469,580
Harley-Davidson, Inc.
3.430%	09/27/2005	6,150,000	6,115,428
International Business Machine Corp.
3.230%	08/02/2005	9,029,000	9,026,570
International Business Machine Corp.
3.300%	08/24/2005	2,043,000	2,038,318
Kimberly-Clark Worldwide (a)
3.270%	08/24/2005	307,000	306,303
Kimberly-Clark Worldwide (a)
3.330%	08/25/2005	11,000,000	10,973,545
Kittyhawk Funding Corp. (a)
3.470%	09/23/2005	10,110,000	10,056,403
L’Oreal USA, Inc. (a)
3.330%	08/22/2005	7,460,000	7,444,129
McCormick & Co., Inc. (a)
3.360%	11/29/2005	11,400,000	11,270,192
Medtronic, Inc. (a)
3.230%	08/04/2005	8,600,000	8,596,142
Nestle Capital Corp.
3.510%	12/30/2005	12,800,000	12,609,056
New Center Asset Trust
3.220%	08/12/2005	10,817,000	10,804,422
Paccar Financial Corp.
3.260%	09/14/2005	5,083,000	5,061,826
Paccar Financial Corp.
3.450%	10/12/2005	5,200,000	5,163,123
Paccar Financial Corp.
3.590%	02/23/2006	1,360,000	1,331,791
PepsiCo, Inc.
3.260%	08/19/2005	5,800,000	5,789,496
PepsiCo, Inc.
3.340%	08/30/2005	5,850,000	5,833,175
Proctor & Gamble Co.
3.220%	08/03/2005	5,755,000	5,752,941
Proctor & Gamble Co.
3.410%	10/03/2005	7,075,000	7,031,440
South Carolina Electric & Gas Co.
3.290%	08/08/2005	4,100,000	4,096,628
South Carolina Electric & Gas Co.
3.340%	08/19/2005	7,500,000	7,486,083
The Southern Co.
3.300%	08/23/2005	11,500,000	11,474,700
Toyota Motor Credit Corp.
3.210%	08/01/2005	11,800,000	11,797,896
Wal-Mart Stores, Inc. (a)
3.270%	09/13/2005	4,900,000	4,879,971

2

Wal-Mart Stores, Inc. (a)
3.360%	08/30/2005	$6,750,000	$6,730,470
			352,293,221

Discount Notes — 5.7%
Federal Farm Credit Bank
2.960%	08/31/2005	12,350,000	12,317,505
Federal Home Loan Bank
2.920%	08/17/2005	9,256,000	9,242,486
Federal Home Loan Bank
3.240%	08/17/2005	830,000	828,655
Federal Home Loan Bank
3.300%	09/12/2005	3,950,000	3,934,068
			26,322,714

U.S. Treasury Bills — 17.5%
U.S. Treasury Bill
2.803%	08/11/2005	26,920,000	26,894,852
U.S. Treasury Bill
2.811%	08/18/2005	4,690,000	4,683,042
U.S. Treasury Bill
2.819%	08/04/2005	8,900,000	8,896,516
U.S. Treasury Bill
2.940%	09/01/2005	10,700,000	10,671,163
U.S. Treasury Bill
2.955%	09/08/2005	4,770,000	4,754,339
U.S. Treasury Bill
2.975%	09/29/2005	13,280,000	13,213,056
US Treasury Bill
3.160%	09/15/2005	7,675,000	7,643,336
US Treasury Bill
3.305%	10/20/2005	3,415,000	3,389,292
			80,145,596

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost) (b)			458,761,531

TOTAL INVESTMENTS — 100.2%

Other Assets/(Liabilities) — (0.2%)			(1,141,658)

NET ASSETS — 100.0%			$457,619,873

Notes to Portfolio of Investments

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $67,003,465 or 14.6% of net assets.

(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

MassMutual Premier Short-Duration
Bond Fund — Portfolio of Investments

July 31, 2005 (Unaudited)

		Principal Amount	Market Value
BONDS & NOTES — 73.6%
ASSET BACKED SECURITIES — 2.4%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1
5.000%	10/25/2033	$2,794,959	$2,728,912
Ford Credit Auto Owner Trust, Series 2003-A, Class A3A
2.200%	07/17/2006	173,156	172,994
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A4
6.910%	09/15/2009	2,500,000	2,571,297
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6
6.700%	10/25/2028	75,725	75,772
Oak Hill Credit Partners, Series 1A, Class A2
3.450%	09/12/2013	2,400,000	2,412,000
Travelers Funding Limited, Series 1A, Class A1 (a)
6.300%	02/18/2014	3,404,001	3,472,762

TOTAL ASSET BACKED SECURITIES (Cost $11,368,948)			11,433,737

CORPORATE DEBT — 37.8%
Allegheny Energy Supply Co. LLC (a)
8.250%	04/15/2012	475,000	534,375
Allied Waste North America, Inc.
8.875%	04/01/2008	265,000	279,575
Allied Waste North America, Inc., Series B
5.750%	02/15/2011	365,000	344,012
Amerada Hess Corp.
5.900%	08/15/2006	700,000	705,298
American General Finance Corp.
5.875%	07/14/2006	1,000,000	1,014,143
American Greetings Corp. (b)
6.100%	08/01/2028	1,900,000	1,957,000
American Honda Finance Corp. (a)
3.850%	11/06/2008	900,000	881,527
American Standard, Inc.
7.375%	02/01/2008	350,000	370,692
American Standard, Inc.
7.625%	02/15/2010	900,000	993,218
Ametek, Inc.
7.200%	07/15/2008	1,715,000	1,816,861
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	1,135,000	1,150,436
Appalachian Power Co., Series G
3.600%	05/15/2008	640,000	624,093
Aramark Services, Inc.
7.100%	12/01/2006	190,000	195,496
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	1,350,000	1,364,481

1

Australian Gas Light Co. Limited (a)
6.400%	04/15/2008	$930,000	$966,965
Bank of America Corp.
3.250%	08/15/2008	500,000	483,224
Belo Corp.
8.000%	11/01/2008	600,000	643,812
Blyth, Inc.
7.900%	10/01/2009	610,000	664,196
Bombardier Capital, Inc. (a)
6.125%	06/29/2006	295,000	297,212
Bombardier Capital, Inc. (a )(b)
6.750%	05/01/2012	330,000	321,750
Briggs & Stratton Corp.
7.250%	09/15/2007	250,000	262,500
Briggs & Stratton Corp.
8.875%	03/15/2011	1,760,000	2,028,400
British Telecom PLC
7.875%	12/15/2005	2,000,000	2,027,784
British Telecom PLC
8.375%	12/15/2010	1,125,000	1,314,588
Burlington Northern Santa Fe Corp.
7.875%	04/15/2007	1,750,000	1,838,624
Burlington Northern Santa Fe Corp., Series H
9.250%	10/01/2006	1,075,000	1,131,772
Cabot Corp. (a)
5.250%	09/01/2013	600,000	598,339
Camden Property Trust
7.000%	11/15/2006	1,000,000	1,026,245
Carlisle Companies, Inc.
7.250%	01/15/2007	1,000,000	1,032,887
Carolina Power & Light Co.
5.125%	09/15/2013	780,000	790,864
Caterpillar Financial Services Corp., Series F
3.625%	11/15/2007	1,500,000	1,470,086
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	1,135,000	1,163,530
Certegy, Inc.
4.750%	09/15/2008	300,000	301,487
Chemed Corp.
8.750%	02/24/2011	765,000	820,462
Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	1,050,000	1,062,786
CIT Group, Inc.
3.650%	11/23/2007	1,600,000	1,568,645
Clear Channel Communications, Inc.
4.250%	05/15/2009	885,000	845,402
CNF, Inc.
8.875%	05/01/2010	930,000	1,066,478
Comcast Corp.
5.500%	03/15/2011	625,000	643,059
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	1,190,000	1,275,814
Constellation Brands, Inc.
8.000%	02/15/2008	300,000	318,000

2

Countrywide Home Loans, Inc.
3.250%	05/21/2008	$1,310,000	$1,261,858
Cox Communications, Inc.
4.625%	01/15/2010	1,615,000	1,587,277
Cox Enterprises, Inc. (a)
4.375%	05/01/2008	1,390,000	1,368,941
CSX Corp.
6.250%	10/15/2008	1,900,000	1,985,899
D.R. Horton, Inc.
4.875%	01/15/2010	170,000	167,257
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	1,700,000	1,664,892
DaimlerChrysler NA Holding Corp.
4.125%	03/07/2007	2,375,000	2,352,150
Diageo Finance BV
3.000%	12/15/2006	1,000,000	977,756
Dominion Resources Inc.
5.150%	07/15/2015	620,000	616,932
Donnelley (R.R.) & Sons Co. (a)
4.950%	05/15/2010	650,000	643,697
Dow Jones & Co., Inc.
3.875%	02/15/2008	1,300,000	1,283,394
DPL, Inc.
8.250%	03/01/2007	1,000,000	1,058,750
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	475,000	481,368
Elwood Energy LLC
8.159%	07/05/2026	433,515	490,414
Emerald Investment Grade CBO Limited (a)
4.020%	05/24/2011	1,622,215	1,622,722
Enbridge Energy Partners, LP
4.000%	01/15/2009	900,000	871,063
Entergy Gulf States, Inc.
5.250%	08/01/2015	2,200,000	2,147,552
Enterprise Products Operating LP
7.500%	02/01/2011	810,000	897,225
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	345,000	339,242
EOP Operating LP
6.750%	02/15/2008	925,000	965,546
Equifax, Inc.
4.950%	11/01/2007	500,000	505,338
ERAC USA Finance Co. (a)
7.950%	12/15/2009	1,155,000	1,285,669
First Industrial LP
7.600%	05/15/2007	880,000	920,545
FirstEnergy Corp., Series A
5.500%	11/15/2006	1,060,000	1,073,525
Ford Motor Credit Co.
5.800%	01/12/2009	2,325,000	2,236,866
Ford Motor Credit Co.
7.375%	10/28/2009	300,000	299,332

3

Fort James Corp.
6.875%	09/15/2007	$350,000	$364,000
Foster’s Finance Corp. (a)
6.875%	06/15/2011	1,000,000	1,095,966
FPL Group Capital, Inc.
6.125%	05/15/2007	1,000,000	1,028,850
Franklin Resources, Inc.
3.700%	04/15/2008	1,025,000	999,961
Fred Meyer, Inc.
7.450%	03/01/2008	1,475,000	1,571,346
General Mills, Inc.
2.625%	10/24/2006	4,300,000	4,199,862
General Motors Corp. (b)
7.125%	07/15/2013	1,475,000	1,386,500
Georgia Gulf Corp.
7.625%	11/15/2005	370,000	371,850
Georgia-Pacific Corp.
8.125%	05/15/2011	414,000	464,715
Glencore Funding LLC (a)
6.000%	04/15/2014	665,000	637,264
The Goldman Sachs Group, Inc.
3.875%	01/15/2009	400,000	390,259
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	500,000	503,120
Goodrich Corp., Note
6.450%	12/15/2007	400,000	415,456
GTECH Holdings Corp. (a)
4.500%	12/01/2009	350,000	340,591
Gulf South Pipeline Co., LP (a)
5.050%	02/01/2015	275,000	275,822
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	485,000	493,521
HCA, Inc.
6.950%	05/01/2012	525,000	552,444
Hilton Hotels Corp.
7.200%	12/15/2009	100,000	107,998
Hilton Hotels Corp.
7.625%	05/15/2008	525,000	560,791
Homer City Funding LLC
8.734%	10/01/2026	268,407	318,062
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	395,000	399,938
Household Finance Corp.
4.125%	12/15/2008	1,250,000	1,228,982
Household Finance Corp.
6.375%	10/15/2011	175,000	187,560
Hughes Supply, Inc. (a)
5.500%	10/15/2014	730,000	714,995
Humana, Inc.
7.250%	08/01/2006	500,000	511,231
Idex Corp.
6.875%	02/15/2008	675,000	705,108
International Paper Co.
3.800%	04/01/2008	2,880,000	2,804,296

4

Ipalco Enterprises, Inc.
8.375%	11/14/2008	$1,395,000	$1,510,087
iStar Financial, Inc. REIT
7.000%	03/15/2008	660,000	693,700
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	200,000	198,037
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	385,000	387,680
J.C. Penney Co., Inc.
7.950%	04/01/2017	290,000	336,538
Jefferies Group, Inc.
7.500%	08/15/2007	250,000	263,811
Jones Apparel Group, Inc.
7.875%	06/15/2006	1,000,000	1,023,040
JP Morgan Chase & Co.
3.125%	12/11/2006	1,250,000	1,229,055
Kansas Gas & Electric Co. (a)
5.647%	03/29/2021	525,000	518,637
Kellwood Co.
7.625%	10/15/2017	125,000	127,500
Kellwood Co.
7.875%	07/15/2009	300,000	318,000
Kennametal, Inc.
7.200%	06/15/2012	1,185,000	1,299,946
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	1,000,000	1,005,725
Kiowa Power Partners LLC (a)
4.811%	12/30/2013	482,281	471,063
L-3 Communications Corp. (a)
6.375%	10/15/2015	400,000	405,000
Leucadia National Corp.
7.000%	08/15/2013	1,035,000	1,047,938
Liberty Media Corp.
3.500%	09/25/2006	4,145,000	4,080,089
Lubrizol Corp.
4.625%	10/01/2009	760,000	753,016
Lubrizol Corp.
5.875%	12/01/2008	450,000	463,680
Marriott International, Inc., Series E
7.000%	01/15/2008	1,550,000	1,631,127
The May Department Stores Co.
3.950%	07/15/2007	470,000	464,375
Maytag Corp.
8.630%	11/15/2007	775,000	778,875
MGM Mirage
6.000%	10/01/2009	400,000	401,000
MGM Mirage
6.750%	09/01/2012	340,000	351,900
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,270,000	1,227,107
MidAmerican Funding LLC
6.750%	03/01/2011	1,000,000	1,086,810

5

Miller Brewing Co. (a)
4.250%	08/15/2008	$475,000	$468,903
Mohawk Industries, Inc., Series C
6.500%	04/15/2007	1,000,000	1,028,453
Monongahela Power Co.
6.700%	06/15/2014	500,000	553,671
National Rural Utilities Cooperative Finance Corp.
7.250%	03/01/2012	1,540,000	1,756,737
Navistar International Corp. (b)
7.500%	06/15/2011	815,000	841,487
Nevada Power Co. (a)
5.875%	01/15/2015	650,000	666,250
Newell Rubbermaid, Inc.
4.000%	05/01/2010	495,000	471,676
Nisource Finance Corp.
3.200%	11/01/2006	750,000	740,221
Norfolk Southern Corp.
6.000%	04/30/2008	625,000	645,323
Norfolk Southern Corp.
7.350%	05/15/2007	1,350,000	1,414,206
Northwestern Corp. (a)
5.875%	11/01/2014	790,000	813,700
OAO Gazprom (a)
9.625%	03/01/2013	905,000	1,099,575
Pacific Bell
6.125%	02/15/2008	650,000	672,196
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	550,000	581,625
Pacific Gas & Electric Co.
4.800%	03/01/2014	950,000	938,534
Packaging Corp. of America
5.750%	08/01/2013	500,000	491,220
Park Place Entertainment Corp.
8.500%	11/15/2006	600,000	629,607
Pearson, Inc. (a)
7.375%	09/15/2006	250,000	257,882
Pentair, Inc.
7.850%	10/15/2009	950,000	1,050,944
Pilgrims Pride Corp.
9.625%	09/15/2011	150,000	163,500
Plains All American Pipeline Co.
5.625%	12/15/2013	685,000	698,449
Precision Castparts Corp.
5.600%	12/15/2013	1,500,000	1,526,945
The Premcor Refining Group, Inc.
6.750%	05/01/2014	320,000	340,800
Procter & Gamble Co.
3.500%	12/15/2008	4,000,000	3,893,960
Rogers Cable, Inc.
5.500%	03/15/2014	535,000	510,925
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	450,000	456,750

6

Rogers Wireless Communications, Inc.
6.535%	12/15/2010	$285,000	$296,756
Ryder System, Inc.
6.600%	11/15/2005	250,000	251,610
Senior Housing Properties Trust REIT
8.625%	01/15/2012	175,000	196,438
Shaw Communications, Inc.
8.250%	04/11/2010	1,110,000	1,232,100
Simon Property Group LP
6.875%	11/15/2006	930,000	951,476
SLM Corp.
5.000%	10/01/2013	3,100,000	3,114,849
Smithfield Foods, Inc.
7.000%	08/01/2011	1,125,000	1,178,438
Sony Capital Corp. (a)
4.950%	11/01/2006	650,000	652,243
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	690,000	772,800
Steelcase, Inc.
6.375%	11/15/2006	1,605,000	1,620,408
SuperValu, Inc.
7.875%	08/01/2009	1,000,000	1,104,451
Tampa Electric Co.
5.375%	08/15/2007	980,000	994,185
TCI Communications, Inc.
6.875%	02/15/2006	2,750,000	2,786,473
Tenaska Oklahoma (a)
6.528%	12/30/2014	485,186	473,707
Textron Financial Corp., Series E
2.690%	10/03/2006	3,500,000	3,435,295
Thomas & Betts Corp.
6.500%	01/15/2006	1,425,000	1,436,996
Thomas & Betts Corp., Series MTNB
6.390%	02/10/2009	325,000	334,586
Time Warner, Inc.
6.150%	05/01/2007	680,000	699,602
Timken Co.
5.750%	02/15/2010	1,020,000	1,028,865
Timken Co., Series A
6.750%	08/21/2006	650,000	658,542
Toro Co.
7.125%	06/15/2007	1,050,000	1,071,711
TransAlta Corp.
5.750%	12/15/2013	1,250,000	1,284,637
Tricon Global Restaurants, Inc.
8.875%	04/15/2011	1,740,000	2,078,788
Tri-State Generation & Transmission Association, Series 2003, Class A (a)
6.040%	01/31/2018	700,000	726,586
TXU Corp. (a)
5.550%	11/15/2014	920,000	896,887
Tyco International Group SA
6.000%	11/15/2013	2,350,000	2,520,758

7

Union Pacific Corp.
6.400%	02/01/2006	$1,000,000	$1,009,929
United Dominion Realty Trust, Inc. REIT Series MTN
4.300%	07/01/2007	1,750,000	1,737,806
USA Interactive (b)
7.000%	01/15/2013	1,100,000	1,154,766
Valero Energy Corp., Note
3.500%	04/01/2009	500,000	477,076
Verizon Global Funding Corp. Series MTNA
7.600%	03/15/2007	1,250,000	1,309,091
Verizon New England, Inc.
6.500%	09/15/2011	500,000	536,243
Virginia Electric and Power Co.
5.375%	02/01/2007	1,085,000	1,099,040
The Walt Disney Co.
6.750%	03/30/2006	800,000	813,305
Washington Mutual, Inc.
2.400%	11/03/2005	2,000,000	1,992,144
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	1,075,000	1,216,378
WellPoint Health Networks, Inc.
6.375%	06/15/2006	1,025,000	1,043,084
Wells Fargo (b)
4.125%	03/10/2008	760,000	754,846
Williams Gas Pipelines Central, Inc. (a)
7.375%	11/15/2006	500,000	517,271
Wisconsin Electric Power
3.500%	12/01/2007	960,000	938,965
XTO Energy, Inc.
4.900%	02/01/2014	1,000,000	981,623

TOTAL CORPORATE DEBT (Cost $183,393,071)			182,099,845

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.3%
Collateralized Mortgage Obligations

ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	2,000,595	1,953,311
AES Eastern Energy LP, Series 1999-1, Class A
9.000%	01/02/2017	579,614	678,148
Asset Securitization Corp., Series 1995-MD4, Class A1
7.100%	08/13/2029	86,377	88,764
Bank of America Mortgage Securities, Series 2004-G, Class 2A7
4.605%	08/25/2034	791,144	781,098
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA
4.024%	07/25/2034	2,655,512	2,591,860
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1
3.683%	09/25/2033	727,579	721,431

8

Countrywide Home Loans, Inc., Series 2004-2, Class 1A1
4.197%	02/25/2034	$628,355	$624,419
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	590,740	589,961
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1
2.254%	01/15/2037	1,055,420	1,024,901
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	330,252	331,892
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1
5.033%	12/10/2035	788,818	793,752
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1
4.641%	08/25/2034	1,252,994	1,251,479
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A
4.693%	08/25/2034	2,134,865	2,142,175
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA
4.278%	07/25/2033	630,700	628,771
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA
4.120%	02/25/2034	340,328	338,184
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2
4.611%	02/25/2034	1,818,793	1,801,017
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A
5.249%	02/25/2034	163,072	165,287
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A
5.001%	03/25/2034	1,318,278	1,316,155
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
5.600%	06/25/2032	441,556	445,129
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	2,088,969	2,074,347
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	1,317,251	1,341,366
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	589,386	603,500
Washington Mutual, Inc., Series 2004-AR14, Class A1
4.275%	01/25/2035	2,814,760	2,771,382
Washington Mutual, Inc., Series 2004-AR2, Class A
4.030%	04/25/2044	2,097,126	2,119,212
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1
4.246%	09/25/2034	2,183,218	2,144,063

9

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.591%	12/25/2034	$2,836,862	$2,804,125
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2
4.111%	06/25/2035	2,885,856	2,845,534

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,333,760)			34,971,263

SOVEREIGN DEBT OBLIGATIONS — 0.1%

United Mexican States
8.375%	01/14/2011	300,000	344,100

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $332,954)			344,100

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.4%
Federal Home Loan Mortgage Corporation (FHLMC) — 0.0%
Pass-Through Securities
FHLMC
7.500%	06/01/2015	65,313	68,694

Federal National Mortgage Association (FNMA) — 14.2%
Other — 7.3%
FNMA (Benchmark Note)
6.000%	12/15/2005	35,000,000	35,282,919

Pass-Through Securities — 6.9%
FNMA
4.500%	07/01/2020	4,700,470	4,646,992
FNMA
5.500%	02/01/2018 - 05/01/2018	1,611,529	1,646,277
FNMA
6.420%	11/01/2008	820,898	861,006
FNMA
9.000%	10/01/2009	53,808	56,583
FNMA TBA (c)
5.500%	05/01/2035	25,899,000	26,026,472
Total Pass-Through Securities			33,237,330
Total Federal National Mortgage Association (FNMA)			68,520,249

Government National Mortgage Association (GNMA) — 0.2%
Pass-Through Securities
GNMA
6.500%	09/15/2032	743,739	778,776

10

GNMA
7.500%	08/15/2029	$186,835	$200,694
GNMA
8.000%	09/15/2007 - 10/15/2007	58,543	63,128
Total Pass-Through Securities			1,042,598

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $69,662,791)			69,631,541

U.S. TREASURY OBLIGATIONS — 11.6%
U.S. Treasury Inflation Index
1.625%	01/15/2015	4,734,583	4,628,794
U.S. Treasury Inflation Index
1.875%	07/15/2015	5,847,309	5,834,518
U.S. Treasury Note (b)
3.375%	11/15/2008	915,000	895,199
U.S. Treasury Note
4.000%	02/15/2015	760,000	742,900
U.S. Treasury Note
4.375%	05/15/2007	885,000	890,877
U.S. Treasury Note (b)
5.000%	08/15/2011	30,520,000	31,893,400
U.S. Treasury Note
6.500%	10/15/2006	10,825,000	11,148,059

TOTAL U.S. TREASURY OBLIGATIONS (Cost $56,954,555)			56,033,747

TOTAL BONDS & NOTES (Cost $357,046,079)			354,514,233

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 35.0%
Cash Equivalents — 4.8% (d)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$445,549	$445,549
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	314,438	314,438
Bank of America Bank Note
3.270%	08/30/2005	579,214	579,214
Bank of America Bank Note
3.270%	10/18/2005	311,885	311,885
Bank of America Bank Note
3.450%	09/16/2005	445,549	445,549
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	939,635	939,635
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	133,665	133,665
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	178,220	178,220
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	267,330	267,330

11

Barclays Eurodollar Time Deposit
3.420%	08/26/2005	$448,915	$448,915
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	133,665	133,665
BGI Institutional Money Market Fund
		1,748,648	1,748,648
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	311,885	311,885
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	668,324	668,324
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	222,775	222,775
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	903,854	903,854
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	318,052	318,052
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	891,099	891,099
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	222,775	222,775
Federal Home Loan Bank Discount Note
3.226%	08/12/2005	588,328	588,328
First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	87,594	87,594
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	445,549	445,549
Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	312,766	312,766
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	314,486	314,486
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	315,808	315,808
Freddie Mac Discount Note
3.244%	08/16/2005	534,659	534,659
Freddie Mac Discount Note
3.276%	08/16/2005	252,653	252,653
General Electric Capital Corp.
3.252%	08/04/2005	890,536	890,536
General Electric Capital Corp.
3.475%	09/12/2005	258,523	258,523
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		466,389	466,389
Harris Trust & Savings Bank
3.295%	11/04/2005	337,555	337,555
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	225,002	225,002
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	267,330	267,330
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	445,549	445,549

12

Merrimac Cash Fund, Premium Class
		$71,288	$71,288
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	891,099	891,099
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	576,467	576,467
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	160,398	160,398
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	463,371	463,371
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	178,220	178,220
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	445,549	445,549
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	445,549	445,549
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	490,104	490,104
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	356,439	356,439
Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	356,439	356,439
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	178,220	178,220
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	279,917	279,917
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	445,549	445,549
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	528,352	528,352
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	554,300	554,300
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	365,350	365,350
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	413,937	413,937
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	506,037	506,037
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	311,885	311,885
			23,246,674

Commercial Paper — 30.2%
Alcoa, Inc.
3.230%	08/02/2005	8,115,000	8,112,816
Alcoa, Inc.
3.420%	09/06/2005	148,000	147,466
Alcoa, Inc.
3.450%	09/06/2005	1,918,000	1,911,015
Boston Scientific Corp.
3.450%	09/08/2005	8,470,000	8,437,532

13

CIT Group, Inc.
2.920%	09/14/2005	$1,138,000	$1,133,753
CIT Group, Inc.
3.820%	02/15/2006	876,000	857,409
DaimlerChrysler North America Holding Corp.
3.480%	09/15/2005	2,065,000	2,055,618
DaimlerChrysler North America Holding Corp.
3.500%	09/28/2005	250,000	248,542
DaimlerChrysler North America Holding Corp.
3.770%	12/20/2005	3,288,000	3,238,761
Dominion Resources
3.400%	08/15/2005	8,000,000	7,987,911
Dow Jones & Co., Inc. (a)
3.230%	08/29/2005	3,200,000	3,191,387
The Goldman Sachs Group, Inc.
3.360%	12/09/2005	1,445,000	1,427,198
ITT Industries Inc.
3.800%	03/15/2006	376,000	366,951
ITT Industries, Inc.
3.330%	08/25/2005	2,450,000	2,444,108
ITT Industries, Inc. (a)
3.490%	11/16/2005	572,000	565,956
ITT Industries, Inc. (a)
3.600%	12/13/2005	3,348,000	3,302,467
John Deere Capital Corp. (a)
3.370%	08/12/2005	9,475,000	9,463,470
Kellogg Company (a)
3.380%	09/14/2005	10,302,000	10,257,507
Kellogg Company (a)
3.470%	09/16/2005	419,000	417,062
Mattel, Inc.
3.450%	09/02/2005	6,757,000	6,734,984
McCormick & Co., Inc. (a)
3.170%	08/31/2005	7,383,000	7,362,196
McCormick & Co., Inc.
3.360%	11/29/2005	1,284,000	1,269,380
Oracle Corp. (a)
3.220%	08/10/2005	250,000	249,754
Oracle Corp.
3.590%	10/24/2005	3,999,000	3,964,704
Pearson Holdings Inc.
3.390%	08/22/2005	10,201,000	10,178,906
Procter & Gamble Co. (a)
3.200%	09/01/2005	4,625,000	4,611,433
Reed Elsevier Inc.
3.425%	08/17/2005	9,800,000	9,783,217
Ryder System, Inc.
3.380%	08/09/2005	11,276,000	11,265,413
Sigma Aldrich Corporation
3.550%	10/04/2005	7,764,000	7,713,469
Textron Financial Corp.
3.520%	09/23/2005	7,480,000	7,439,774

14

Union Pacific Corp.
3.390%	08/16/2005	$7,730,000	$7,717,626
WellPoint Inc.
3.440%	08/26/2005	1,355,000	1,351,504
			145,209,289

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			168,455,963

TOTAL INVESTMENTS — 108.6% (Cost $525,502,042) (e)			$522,970,196

Other Assets/(Liabilities) — (8.6%)			(41,445,532)

NET ASSETS — 100.0%			$481,524,664

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)          Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2005, these securities amounted to a value of $62,030,471 or 12.9% of net assets.

(b)         Denotes all or a portion of security on loan (Note 2).

(c)          A portion of this security is purchased on a forward commitment basis (Note 2).

(d)         Represents investments of security lending collateral. (Note 2).

(e)          See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Inflation-
Protected Bond Fund — Portfolio of
Investments

July 31, 2005 (Unaudited)

		Principal Amount	Market Value
BONDS & NOTES — 99.3%
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds — 37.6%
U.S. Treasury Inflation Index
1.625%	01/15/2015	$15,807,400	$15,454,202
U.S. Treasury Inflation Index
1.875%	07/15/2015	6,186,909	6,173,375
U.S. Treasury Inflation Index
2.375%	01/15/2025	17,920,600	18,925,835
U.S. Treasury Inflation Index
3.375%	04/15/2032	4,041,731	5,258,671
U.S. Treasury Inflation Index
3.625%	04/15/2028	15,644,681	20,198,750
U.S. Treasury Inflation Index
3.875%	04/15/2029	17,089,293	23,070,545
Total U.S. Treasury Bonds			89,081,378

U.S. Treasury Notes — 61.7%
U.S. Treasury Inflation Index
0.875%	04/15/2010	16,409,897	15,766,321
U.S. Treasury Inflation Index
1.875%	07/15/2013	15,899,571	15,946,774
U.S. Treasury Inflation Index
2.000%	01/15/2014	16,598,455	16,780,001
U.S. Treasury Inflation Index
2.000%	07/15/2014	14,697,735	14,856,194
U.S. Treasury Inflation Index
3.000%	07/15/2012	18,630,971	20,083,606
U.S. Treasury Inflation Index
3.375%	01/15/2012	4,773,851	5,234,826
U.S. Treasury Inflation Index
3.500%	01/15/2011	9,143,136	9,961,732
U.S. Treasury Inflation Index
3.625%	01/15/2008	17,967,210	18,831,882
U.S. Treasury Inflation Index
3.875%	01/15/2009	17,130,186	18,397,553
U.S. Treasury Inflation Index
4.250%	01/15/2010	9,446,785	10,465,266
Total U.S. Treasury Notes			146,324,155

TOTAL BONDS & NOTES (Cost $239,663,380)			235,405,533

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement
Investors Bank & Trust Co. Repurchase Agreement, dated 07/29/2005, 2.28%, due 08/01/2005 (a)	$6,992,862	$6,992,862

1

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)	$6,992,862

TOTAL INVESTMENTS — 102.3% (Cost $246,656,242) (b)	$242,398,395

Other Assets/(Liabilities) — (2.3%)	(5,428,055)

NET ASSETS — 100.0%	$236,970,340

Notes to Portfolio of Investments

(a)          Maturity value of $6,994,190.  Collateralized by U.S. Government Agency obligations with rates of 3.871% - 4.020%, maturity dates of 12/15/2031 - 12/01/2035, and an aggregate market value, including accrued interest, of $7,342,505.

(b)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

MassMutual Premier Core Bond Fund — Portfolio of Investments

July 31, 2005 (Unaudited)

		Principal Amount	Market Value
BONDS & NOTES — 97.8%
ASSET BACKED SECURITIES — 2.3%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1
5.000%	10/25/2033	$10,454,790	$10,207,738
Community Program Loan Trust Series 1987-A, Class A4
4.500%	10/01/2018	870,146	863,630
Conseco Finance Securitizations Corp. Series 2001-C, Class AI4
6.190%	03/15/2030	1,017,942	1,031,171
Ford Credit Auto Owner Trust, Series 2003-A, Class A3A
2.200%	07/17/2006	780,668	779,936
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6
6.700%	10/25/2028	319,256	319,455
Oak Hill Credit Partners, Series 1A, Class A2
3.450%	09/12/2013	8,600,000	8,643,000
Travelers Funding Limited, Series 1A, Class A1 (a)
6.300%	02/18/2014	12,435,686	12,686,887
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2
4.230%	02/07/2015	4,071,315	4,049,525

TOTAL ASSET BACKED SECURITIES (Cost $38,523,944)			38,581,342

CORPORATE DEBT — 45.4%
Ahold Finance USA, Inc.
6.875%	05/01/2029	3,680,000	3,569,600
Albertson’s, Inc.
7.500%	02/15/2011	100,000	110,878
Alcan Aluminum Limited
6.250%	11/01/2008	2,023,000	2,125,046
Allegheny Energy Supply Co. LLC (a)
8.250%	04/15/2012	1,660,000	1,867,500
Alliance Pipeline LP (a)
6.996%	12/31/2019	1,625,781	1,839,068
Allied Waste North America, Inc.
8.875%	04/01/2008	935,000	986,425
Allied Waste North America, Inc., Series B
5.750%	02/15/2011	1,400,000	1,319,500
American General Finance Corp.
5.875%	07/14/2006	3,769,000	3,822,305
American Greetings Corp.
6.100%	08/01/2028	6,995,000	7,204,850
American Honda Finance Corp. (a)
3.850%	11/06/2008	3,322,000	3,253,813
American Standard, Inc.
7.375%	02/01/2008	1,250,000	1,323,899

1

American Standard, Inc.
7.625%	02/15/2010	$3,290,000	$3,630,765
Ametek, Inc.
7.200%	07/15/2008	6,320,000	6,695,370
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	3,489,000	3,536,450
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	4,101,000	4,823,067
Appalachian Power Co., Series G
3.600%	05/15/2008	2,442,000	2,381,307
Aramark Services, Inc.
7.000%	07/15/2006	910,000	926,682
Aramark Services, Inc.
7.000%	05/01/2007	171,000	177,133
Aramark Services, Inc.
7.100%	12/01/2006	1,820,000	1,872,644
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	5,000,000	5,053,635
AT&T Corp.
6.000%	03/15/2009	16,000	16,562
Australian Gas Light Co. Limited (a)
6.400%	04/15/2008	3,470,000	3,607,922
Avnet, Inc.
8.000%	11/15/2006	77,000	80,080
Bank of America Corp.
3.250%	08/15/2008	4,495,000	4,344,184
Bank One Corp.
6.000%	08/01/2008	2,428,000	2,525,625
Barrick Gold Corp.
7.500%	05/01/2007	3,237,000	3,401,967
Bausch & Lomb, Inc.
7.125%	08/01/2028	3,295,000	3,490,113
Belo Corp.
8.000%	11/01/2008	2,765,000	2,966,900
Bemis Co., Inc.
6.500%	08/15/2008	910,000	960,034
Blyth, Inc.
7.900%	10/01/2009	2,335,000	2,542,455
Boeing Capital Corp.
5.800%	01/15/2013	635,000	674,853
Bombardier Capital, Inc. (a)
6.125%	06/29/2006	1,145,000	1,153,587
Bombardier Capital, Inc. (a)(e)
6.750%	05/01/2012	1,265,000	1,233,375
Boston Scientific Corp.
5.450%	06/15/2014	100,000	102,680
BRE Properties, Inc.
7.450%	01/15/2011	2,023,000	2,267,490
Briggs & Stratton Corp.
7.250%	09/15/2007	700,000	735,000
Briggs & Stratton Corp.
8.875%	03/15/2011	6,350,000	7,318,375
British Telecom PLC
7.875%	12/15/2005	8,230,000	8,344,331

2

Buckeye Partners LP
4.625%	07/15/2013	$2,023,000	$1,937,134
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	3,135,000	3,658,630
Burlington Northern Santa Fe Corp., Series H
9.250%	10/01/2006	7,025,000	7,395,997
Cabot Corp. (a)
5.250%	09/01/2013	3,267,000	3,257,957
Carlisle Companies, Inc.
6.700%	05/15/2008	3,641,000	3,797,869
Carlisle Companies, Inc.
7.250%	01/15/2007	1,000,000	1,032,887
Carolina Power & Light Co.
6.125%	09/15/2033	40,000	43,712
Caterpillar Financial Services Corp., Series F
3.625%	11/15/2007	5,515,000	5,405,014
Cendant Corp.
6.875%	08/15/2006	809,000	828,613
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	5,439,000	5,575,720
Certegy, Inc.
4.750%	09/15/2008	1,133,000	1,138,616
Champion International Corp.
6.400%	02/15/2026	2,023,000	2,102,676
Chemed Corp.
8.750%	02/24/2011	2,825,000	3,029,812
Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	3,771,000	3,816,919
Cingular Wireless
5.625%	12/15/2006	647,000	653,887
CIT Group, Inc.
3.650%	11/23/2007	4,000,000	3,921,612
CIT Group, Inc.
4.125%	02/21/2006	1,295,000	1,295,864
CIT Group, Inc.
7.375%	04/02/2007	2,212,000	2,314,433
Citigroup, Inc.
6.750%	12/01/2005	14,161,000	14,291,423
Citigroup, Inc.
7.250%	10/01/2010	149,904	167,017
Clear Channel Communications, Inc.
3.125%	02/01/2007	5,000,000	4,854,735
Clear Channel Communications, Inc.
4.250%	05/15/2009	55,000	52,539
CNF, Inc.
8.875%	05/01/2010	2,023,000	2,319,877
Colonial Pipeline Co. (a)
7.630%	04/15/2032	1,813,000	2,401,795
Comcast Cable Communications, Inc
5.500%	03/15/2011	1,250,000	1,286,117
Comcast Cable Communications, Inc.
6.200%	11/15/2008	5,175,000	5,413,159
Comcast Cable Communications, Inc.
6.375%	01/30/2006	2,444,000	2,471,177

3

Comcast Cable Communications, Inc.
8.375%	05/01/2007	$2,023,000	$2,152,531
Comcast Cable Communications, Inc.
8.375%	03/15/2013	132,000	158,678
Cominco Limited
6.875%	02/15/2006	2,428,000	2,457,651
Consolidated Edison Co. of New York, Inc.
6.150%	07/01/2008	75,000	78,215
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	3,831,000	4,107,265
Constellation Brands, Inc.
8.000%	02/15/2008	1,100,000	1,166,000
Cooper Industries Limited
5.250%	07/01/2007	4,046,000	4,090,809
Countrywide Home Loans, Inc.
3.250%	05/21/2008	5,080,000	4,893,310
Cox Communications, Inc.
4.625%	01/15/2010	6,030,000	5,926,489
Cox Communications, Inc.
6.750%	03/15/2011	215,000	230,469
Cox Enterprises, Inc. (a)
4.375%	05/01/2008	4,825,000	4,751,901
CSX Corp.
6.250%	10/15/2008	3,501,000	3,659,280
CSX Corp.
7.250%	05/01/2027	3,237,000	3,912,627
D.R. Horton, Inc.
4.875%	01/15/2010	585,000	575,559
DaimlerChrysler North American Holding Corp.
4.050%	06/04/2008	4,750,000	4,651,903
DaimlerChrysler North American Holding Corp.
4.125%	03/07/2007	9,915,000	9,819,608
Delhaize America, Inc.
9.000%	04/15/2031	2,910,000	3,630,245
Diageo Finance BV
3.000%	12/15/2006	2,426,000	2,372,036
Dominion Resources Inc.
5.150%	07/15/2015	1,800,000	1,791,092
Donnelley (R.R.) & Sons Co. (a)
4.950%	05/15/2010	2,380,000	2,356,921
Dover Corp.
6.250%	06/01/2008	1,618,000	1,699,012
Dow Jones & Co., Inc.
3.875%	02/15/2008	4,625,000	4,565,920
DPL, Inc. (e)
8.250%	03/01/2007	2,525,000	2,673,344
Duke Energy Field Services Corp. (b)
7.875%	08/16/2010	4,046,000	4,581,961
Ecolab, Inc.
6.875%	02/01/2011	120,000	131,960
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	1,802,000	1,826,159
Elwood Energy LLC
8.159%	07/05/2026	1,512,967	1,711,544

4

Emerald Investment Grade CBO Limited (a)
4.020%	05/24/2011	$1,987,214	$1,987,835
Entergy Gulf States, Inc.
5.250%	08/01/2015	9,835,000	9,600,534
Enterprise Products Operating LP
7.500%	02/01/2011	2,775,000	3,073,826
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	1,745,000	1,715,876
EOP Operating LP
6.750%	02/15/2008	3,400,000	3,549,036
Equifax, Inc.
4.950%	11/01/2007	1,741,000	1,759,587
ERAC USA Finance Co. (a)
6.625%	05/15/2006	1,457,000	1,473,849
ERAC USA Finance Co. (a)
6.700%	06/01/2034	3,688,000	4,004,622
ERAC USA Finance Co. (a)
6.750%	05/15/2007	3,641,000	3,757,774
ERAC USA Finance Co. (a)
7.950%	12/15/2009	40,000	44,525
First Brands Corp., Series B
7.250%	03/01/2007	125,000	130,279
First Industrial LP
7.000%	12/01/2006	1,821,000	1,861,239
First Industrial LP
7.600%	05/15/2007	2,473,000	2,586,941
FirstEnergy Corp., Series A
5.500%	11/15/2006	3,743,000	3,790,757
FirstEnergy Corp., Series B
6.450%	11/15/2011	99,000	106,462
Ford Motor Co.
6.375%	02/01/2029	2,731,000	2,106,486
Ford Motor Co.
6.625%	02/15/2028	2,445,000	1,898,053
Ford Motor Credit Co.
6.500%	01/25/2007	181,544	183,443
Ford Motor Credit Co.
7.250%	10/25/2011	183,216	180,324
Fort James Corp.
6.875%	09/15/2007	1,250,000	1,300,000
Forte CDO (Cayman) Limited Series A3-A (a)
7.011%	04/12/2013	1,214,000	1,308,692
Foster’s Finance Corp. (a)
6.875%	06/15/2011	955,000	1,046,648
Franklin Resources, Inc.
3.700%	04/15/2008	3,878,000	3,783,268
Fred Meyer, Inc.
7.450%	03/01/2008	1,140,000	1,214,464
General Mills, Inc.
2.625%	10/24/2006	15,907,000	15,536,558
General Mills, Inc.
8.900%	06/15/2006	1,821,000	1,886,030
General Motors Acceptance Corp.
6.125%	09/15/2006	181,544	182,740

5

General Motors Acceptance Corp.
6.150%	04/05/2007	$7,920,000	$7,914,717
General Motors Acceptance Corp.
6.875%	09/15/2011	216	208
General Motors Corp. (e)
8.375%	07/15/2033	1,223,000	1,103,757
Georgia Gulf Corp.
7.625%	11/15/2005	1,350,000	1,356,750
Glencore Funding LLC (a)
6.000%	04/15/2014	2,550,000	2,443,645
Goldman Sachs Group LP
5.000%	10/01/2014	3,150,000	3,137,044
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	50,000	50,312
Goldman Sachs Group, Inc., Series B
2.850%	10/27/2006	100,000	98,280
Goodrich (B.F.) Co.
7.500%	04/15/2008	3,480,000	3,705,730
GTECH Holdings Corp.
4.500%	12/01/2009	1,300,000	1,265,052
Gulf South Pipeline Co., LP (a)
5.050%	02/01/2015	950,000	952,840
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	1,740,000	1,770,570
HCA, Inc.
6.950%	05/01/2012	2,060,000	2,167,684
Hershey Foods Corp. (b)
7.200%	08/15/2027	4,399,000	5,504,486
Hilton Hotels Corp. (e)
7.200%	12/15/2009	345,000	372,593
Hilton Hotels Corp.
7.625%	05/15/2008	1,897,000	2,026,324
Homer City Funding LLC
8.734%	10/01/2026	954,336	1,130,888
Household Finance Corp.
4.125%	12/15/2008	3,863,000	3,798,048
Household Finance Corp.
6.375%	10/15/2011	732,000	784,536
Hughes Supply, Inc. (a)
5.500%	10/15/2014	2,555,000	2,502,482
Humana, Inc. (b)
7.250%	08/01/2006	4,146,000	4,239,123
IBM Canada Credit Services Corp. (a)
3.750%	11/30/2007	1,214,000	1,191,664
ICI Wilmington, Inc.
7.050%	09/15/2007	1,618,000	1,690,082
Idex Corp.
6.875%	02/15/2008	3,581,000	3,740,727
International Flavors & Fragrances, Inc.
6.450%	05/15/2006	3,034,000	3,078,403
International Paper Co.
3.800%	04/01/2008	8,545,000	8,320,386
Ipalco Enterprises, Inc.
8.375%	11/14/2008	5,000,000	5,412,500

6

iStar Financial, Inc. REIT
7.000%	03/15/2008	$2,240,000	$2,354,374
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	770,000	762,442
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	1,475,000	1,485,266
J.C. Penney Co., Inc.
7.950%	04/01/2017	1,080,000	1,253,315
Jefferies Group, Inc.
7.500%	08/15/2007	2,053,000	2,166,412
John Deere Capital Corp.
5.125%	10/19/2006	50,000	50,492
Jones Apparel Group, Inc.
7.875%	06/15/2006	2,428,000	2,483,941
JP Morgan Chase & Co.
3.125%	12/11/2006	5,408,000	5,317,384
Kansas Gas & Electric Co. (a)
5.647%	03/29/2021	1,900,000	1,876,972
Kellwood Co.
7.625%	10/15/2017	555,000	566,100
Kellwood Co.
7.875%	07/15/2009	1,065,000	1,128,900
Kennametal, Inc.
7.200%	06/15/2012	4,440,000	4,870,684
Kern River Funding Corp. (a)
4.893%	04/30/2018	3,778,927	3,784,104
KeySpan Gas East Corp., Series MTNA
6.900%	01/15/2008	675,000	710,198
Kimco Realty Corp., Series MTNB
7.860%	11/01/2007	3,200,000	3,421,584
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	3,593,000	3,613,570
Kinder Morgan Energy Partners LP
6.300%	02/01/2009	900,000	939,406
Kinder Morgan Energy Partners LP
7.125%	03/15/2012	65,000	72,260
Kiowa Power Partners LLC (a)
4.811%	12/30/2013	1,639,756	1,601,616
The Kroger Co.
6.750%	04/15/2012	4,264,000	4,644,959
L-3 Communications Corp. (a)
6.375%	10/15/2015	1,400,000	1,417,500
Leucadia National Corp.
7.000%	08/15/2013	1,545,000	1,564,313
Leucadia National Corp.
7.750%	08/15/2013	2,023,000	2,103,920
Liberty Media Corp.
3.500%	09/25/2006	10,685,000	10,517,673
Lubrizol Corp.
4.625%	10/01/2009	2,925,000	2,898,122
Lubrizol Corp.
5.875%	12/01/2008	1,763,000	1,816,597
Marriott International, Inc., Series E
7.000%	01/15/2008	5,676,000	5,973,082

7

Masco Corp.
6.750%	03/15/2006	$4,176,000	$4,241,489
The May Department Stores Co.
3.950%	07/15/2007	1,720,000	1,699,415
Meritor Automotive, Inc.
6.800%	02/15/2009	3,000,000	3,000,000
Merrill Lynch & Co., Inc. (e)
2.940%	01/30/2006	15,639,000	15,566,200
MGM Mirage
6.000%	10/01/2009	1,500,000	1,503,750
MGM Mirage
6.750%	09/01/2012	3,500,000	3,622,500
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	5,820,000	5,623,435
MidAmerican Energy Holdings Co.
5.125%	01/15/2013	75,000	75,882
Miller (Herman), Inc.
7.125%	03/15/2011	2,473,000	2,703,056
Miller Brewing Co. (a)
4.250%	08/15/2008	1,725,000	1,702,858
Millipore Corp.
7.500%	04/01/2007	3,034,000	3,157,987
Mobil Corp. (b)
8.625%	08/15/2021	3,641,000	5,151,738
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	1,805,000	2,020,452
Monongahela Power Co.
6.700%	06/15/2014	1,825,000	2,020,901
National Rural Utilities Cooperative Finance Corp.
3.250%	10/01/2007	1,274,000	1,240,989
Navistar International Corp. (e)
7.500%	06/15/2011	3,010,000	3,107,825
Nevada Power Co. (a)
5.875%	01/15/2015	2,400,000	2,460,000
Newell Rubbermaid, Inc.
4.000%	05/01/2010	1,843,000	1,756,160
News America Holdings, Inc.
6.750%	01/09/2038	1,618,000	1,801,004
News America Holdings, Inc.
8.875%	04/26/2023	2,163,000	2,815,144
Nexen, Inc.
5.875%	03/10/2035	1,860,000	1,844,651
Nisource Finance Corp.
3.200%	11/01/2006	2,243,000	2,213,756
Norfolk Southern Corp.
6.000%	04/30/2008	2,330,000	2,405,762
Norfolk Southern Corp.
7.250%	02/15/2031	120,000	149,288
Norfolk Southern Corp.
7.350%	05/15/2007	425,000	445,213
North Finance (Bermuda) Limited (a)
7.000%	09/15/2005	1,618,000	1,621,362
Northern Natural Gas Co. (a)
7.000%	06/01/2011	809,000	898,259

8

Northwestern Corp. (a)
5.875%	11/01/2014	$2,915,000	$3,002,450
Oak Hill Securities Fund II (a)
8.920%	10/15/2006	2,270,000	2,341,505
OAO Gazprom (a)
9.625%	03/01/2013	3,415,000	4,149,225
Pacific Bell
6.125%	02/15/2008	1,600,000	1,654,635
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	2,070,000	2,189,025
Pacific Gas & Electric Co.
6.050%	03/01/2034	2,580,000	2,765,992
Packaging Corp. of America
5.750%	08/01/2013	1,795,000	1,763,478
Park Place Entertainment Corp.
7.000%	04/15/2013	1,618,000	1,768,985
Park Place Entertainment Corp.
7.500%	09/01/2009	1,760,000	1,916,348
Park Place Entertainment Corp.
8.500%	11/15/2006	445,000	466,959
Pearson, Inc. (a)
7.375%	09/15/2006	700,000	722,070
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	1,722,000	1,865,782
Pilgrims Pride Corp.
9.625%	09/15/2011	550,000	599,500
Plains All American Pipeline Co.
5.625%	12/15/2013	2,405,000	2,452,217
Precision Castparts Corp.
5.600%	12/15/2013	1,906,000	1,940,237
The Premcor Refining Group, Inc.
6.750%	05/01/2014	1,210,000	1,288,650
Qwest Corp.
9.125%	03/15/2012	1,747,000	1,912,965
Republic Services, Inc.
6.750%	08/15/2011	85,000	92,567
Rogers Cable, Inc.
5.500%	03/15/2014	2,000,000	1,910,000
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	1,700,000	1,725,500
Rogers Wireless Communications, Inc.
6.535%	12/15/2010	1,020,000	1,062,075
Ryder System, Inc.
6.600%	11/15/2005	3,140,000	3,160,222
Sealed Air Corp. (a)
6.875%	07/15/2033	985,000	1,072,729
Sears Roebuck Acceptance Corp.
6.750%	08/15/2011	183,216	187,229
Senior Housing Properties Trust REIT
8.625%	01/15/2012	500,000	561,250
Shaw Communications, Inc.
8.250%	04/11/2010	4,115,000	4,567,650
Simon Property Group LP
6.875%	11/15/2006	1,264,000	1,293,190

9

Simon Property Group LP
7.375%	01/20/2006	$3,115,000	$3,158,691
SLM Corp.
5.000%	10/01/2013	5,010,000	5,033,998
SLM Corp.
5.625%	08/01/2033	1,435,000	1,487,644
Smithfield Foods, Inc.
7.000%	08/01/2011	4,170,000	4,368,075
Sony Capital Corp. (a)
4.950%	11/01/2006	2,739,000	2,748,452
Sprint Capital Corp.
6.900%	05/01/2019	1,503,000	1,701,734
Sprint Capital Corp.
7.125%	01/30/2006	809,000	819,442
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	2,565,000	2,872,800
Steelcase, Inc.
6.375%	11/15/2006	5,913,000	5,969,765
SuperValu, Inc. (b)
7.875%	08/01/2009	5,664,000	6,255,610
Tampa Electric Co.
5.375%	08/15/2007	3,480,000	3,530,370
TCI Communications, Inc.
6.875%	02/15/2006	1,134,000	1,149,040
Telecom Italia Capital SA (a)
6.000%	09/30/2034	2,445,000	2,480,658
Tele-Communications-TCI Group
9.800%	02/01/2012	170,000	212,148
Temple-Inland, Inc., Series MTND (b)
8.125%	12/15/2006	4,305,000	4,418,760
Tenaska Oklahoma (a)
6.528%	12/30/2014	1,940,745	1,894,827
Textron Financial Corp., Series E
2.690%	10/03/2006	4,129,000	4,052,667
TGT Pipeline LLC (a)
5.500%	02/01/2017	1,550,000	1,551,302
Thomas & Betts Corp.
6.500%	01/15/2006	1,600,000	1,613,469
Thomas & Betts Corp., Series MTNB
6.390%	02/10/2009	1,150,000	1,183,920
The Thomson Corp.
6.200%	01/05/2012	2,144,000	2,291,749
Time Warner, Inc.
6.150%	05/01/2007	3,895,000	4,007,277
Timken Co.
5.750%	02/15/2010	3,615,000	3,646,418
Timken Co., Series A
6.750%	08/21/2006	2,343,000	2,373,792
Toro Co.
7.800%	06/15/2027	4,121,000	4,865,417
Tosco Corp.
7.250%	01/01/2007	150,000	155,047
Trains 5-2002 (a)
5.936%	01/25/2007	3,086,289	3,122,213

10

Trains 10-2002 (a)
6.962%	01/15/2012	$2,848,176	$3,127,781
TransAlta Corp.
5.750%	12/15/2013	4,922,000	5,058,389
Tricon Global Restaurants, Inc.
8.875%	04/15/2011	5,869,000	7,011,730
Tri-State Generation & Transmission Association, Series 2003, Class A (a)
6.040%	01/31/2018	2,194,000	2,277,328
Tri-State Generation & Transmission Association, Series 2003, Class B (a)
7.144%	07/31/2033	2,443,000	2,784,238
TTX Co. (a)
4.500%	12/15/2010	5,260,000	5,034,009
TXU Corp. (a)
5.550%	11/15/2014	1,090,000	1,062,616
Tyco International Group SA
6.375%	02/15/2006	3,575,000	3,614,943
Tyco International Group SA
6.375%	10/15/2011	2,480,000	2,686,522
Union Pacific Corp.
6.400%	02/01/2006	4,000,000	4,039,716
United Air Lines, Inc., Series 91B (c)(d)
10.110%	02/19/2006	501,793	217,025
US Airways, Inc. Class B (c)(d)
7.500%	04/15/2008	1,087,971	0
USA Interactive (e)
7.000%	01/15/2013	4,260,000	4,472,093
Verizon Global Funding Corp. (e)
4.375%	06/01/2013	920,000	892,112
Verizon Global Funding Corp.
7.750%	12/01/2030	1,080,000	1,367,168
Verizon Global Funding Corp. Series MTNA (b)
7.600%	03/15/2007	4,046,000	4,237,267
Verizon Virginia, Inc. Series A
4.625%	03/15/2013	50,000	48,563
VF Corp.
8.100%	10/01/2005	1,416,000	1,425,140
Virginia Electric and Power Co.
5.375%	02/01/2007	2,385,000	2,415,862
Vulcan Materials Co.
6.000%	04/01/2009	3,237,000	3,398,733
Walt Disney Co.
6.750%	03/30/2006	3,156,000	3,208,487
Washington Mutual, Inc.
2.400%	11/03/2005	7,605,000	7,575,128
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	3,995,000	4,520,398
WellPoint Health Networks, Inc.
6.375%	06/15/2006	3,690,000	3,755,103
Wells Fargo & Co.
4.125%	03/10/2008	2,700,000	2,681,689
Williams Gas Pipelines Central, Inc. (a)
7.375%	11/15/2006	2,225,000	2,301,854

11

Wisconsin Electric Power
3.500%	12/01/2007	$3,400,000	$3,325,503
XTO Energy, Inc.
4.900%	02/01/2014	4,100,000	4,024,654
York International Corp.
6.625%	08/15/2006	1,942,000	1,979,308

TOTAL CORPORATE DEBT (Cost $757,173,630)			764,737,170

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	7,199,272	7,029,119
AES Eastern Energy LP, Series 1999-1, Class A
9.000%	01/02/2017	2,142,253	2,506,435
Asset Securitization Corp., Series 1995-MD4, Class A1 (b)
7.100%	08/13/2029	183,446	188,515
Bank of America Large Loan, Series 2001-FMA, Class A2 (a)
6.490%	12/13/2016	1,537,000	1,661,122
Bank of America Mortgage Securities, Series 2004-G, Class 2A7
4.605%	08/25/2034	3,002,752	2,964,624
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA
4.024%	07/25/2034	7,024,258	6,855,888
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1
3.683%	09/25/2033	2,887,579	2,863,181
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1
4.197%	02/25/2034	2,421,829	2,406,658
CS First Boston Mortgage Securities Corp., Series 1997-C2, Class A2
6.520%	01/17/2035	27,912	28,136
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A1
5.960%	11/11/2030	360,702	363,885
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	2,323,579	2,320,515
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1
2.254%	01/15/2037	4,091,511	3,973,199
FedEx Corp., Series 1997-1, Class A
7.500%	01/15/2018	86,039	97,480
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	749,949	753,672
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1
5.033%	12/10/2035	123,253	124,024

12

GSR Mortgage Loan Trust, Series 2004-9, Class 2A1
4.641%	08/25/2034	$4,683,811	$4,678,148
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A
4.693%	08/25/2034	7,205,171	7,229,840
JP Morgan Commercial Mortgage Finance Corp., Series 1999-C7, Class A2
6.507%	10/15/2035	400,000	420,055
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1
5.000%	12/25/2033	11,609,263	11,335,556
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1
6.310%	11/15/2026	596,205	603,285
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA
4.278%	07/25/2033	1,616,169	1,611,225
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA
4.120%	02/25/2034	1,413,672	1,404,766
Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A1 (a)
6.148%	02/03/2016	2,119,888	2,208,032
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A
5.249%	02/25/2034	594,733	602,811
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B (a)
6.920%	02/03/2014	2,428,000	2,593,147
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A
5.001%	03/25/2034	5,174,240	5,165,909
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
5.600%	06/25/2032	1,720,335	1,734,259
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	7,091,354	7,041,715
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	1,891,695	2,018,243
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	5,001,438	5,092,998
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	2,209,246	2,262,150
Washington Mutual, Inc., Series 2003-S11, Class A1
5.000%	11/25/2033	14,385,005	14,045,018
Washington Mutual, Inc., Series 2004-AR14, Class A1
4.275%	01/25/2035	10,883,738	10,716,009
Washington Mutual, Inc., Series 2004-AR2, Class A
4.030%	04/25/2044	7,896,426	7,979,588
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1
4.246%	09/25/2034	8,197,366	8,050,349

13

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.591%	12/25/2034	$10,536,915	$10,415,322
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2
4.111%	06/25/2035	10,004,301	9,864,519

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $152,251,649)			151,209,397

SOVEREIGN DEBT OBLIGATIONS — 0.1%
United Mexican States
8.300%	08/15/2031	2,023,000	2,500,428
United Mexican States
8.375%	01/14/2011	50,000	57,350

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,177,488)			2,557,778

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.5%
Federal Home Loan Mortgage Corporation (FHLMC) — 3.6%
Collateralized Mortgage Obligations — 0.2%
FHLMC Series 1337, Class D
6.000%	08/15/2007	81,718	81,718
FHLMC, Series 2178, Class PB
7.000%	08/15/2029	3,385,476	3,481,683
FHLMC, Series W067, Class A
6.420%	12/01/2005	564,623	567,821
Total Collateralized Mortgage Obligations			4,131,222

Pass-Through Securities — 3.4%
FHLMC
4.250%	07/15/2009	11,875,000	11,827,132
FHLMC
4.500%	10/01/2018	322,493	317,769
FHLMC
5.500%	11/01/2031 - 06/01/2033	7,855,323	7,909,676
FHLMC
6.000%	06/01/2016 - 02/01/2018	1,554,425	1,606,219
FHLMC
6.500%	05/01/2016 - 07/01/2017	2,463,306	2,560,868
FHLMC (e)
6.625%	09/15/2009	25,110,000	27,227,986
FHLMC
7.000%	07/01/2029 - 10/01/2031	2,098,136	2,206,571
FHLMC
7.500%	06/01/2015 - 01/01/2031	1,231,658	1,314,796
FHLMC
8.000%	03/01/2015 - 08/01/2015	1,394,948	1,467,419

14

FHLMC
8.250%	05/01/2017	$149,760	$159,687
FHLMC
8.500%	11/01/2025	189,871	207,815
FHLMC
9.000%	03/01/2017	17,671	18,829
Total Pass-Through Securities			56,824,767
Total Federal Home Loan Mortgage Corporation (FHLMC)			60,955,989

Federal National Mortgage Association (FNMA) — 13.7%
Collateralized Mortgage Obligations — 0.1%
FNMA Series 1989-20, Class A
6.750%	04/25/2018	2,270,796	2,353,176

Pass-Through Securities — 13.6%
FNMA
3.875%	11/17/2008	16,000,000	15,749,674
FNMA
4.500%	09/01/2018 - 07/01/2020	17,156,284	16,952,711
FNMA
4.625%	10/15/2013	16,000,000	16,136,454
FNMA
5.000%	03/01/2018	135,253	135,866
FNMA
5.500%	11/01/2016 - 11/01/2033	852,784	863,622
FNMA
6.000%	05/01/2011	56,305	58,225
FNMA
6.420%	11/01/2008	3,667,629	3,846,827
FNMA
6.500%	05/01/2017	1,169,137	1,217,273
FNMA
7.000%	12/01/2029 - 07/01/2032	494,915	521,330
FNMA
7.500%	09/01/2029 - 10/01/2031	613,550	654,526
FNMA
8.000%	07/01/2020 - 09/01/2031	1,636,159	1,766,629
FNMA
8.500%	08/01/2026	350,924	383,393
FNMA TBA (f)
5.500%	05/01/2035	157,980,000	158,757,562
FNMA, Series 347, Class 1, PO
0.000%	01/01/2034	14,550,881	11,131,424
Total Pass-Through Securities			228,175,516
Total Federal National Mortgage Association (FNMA)			230,528,692

Government National Mortgage Association (GNMA) — 1.1%
Pass-Through Securities
GNMA
6.000%	06/15/2011 - 02/15/2032	6,965,714	7,203,052
GNMA
6.500%	09/15/2023 - 09/15/2031	3,252,279	3,406,979

15

GNMA
7.000%	08/15/2023 - 08/15/2032	$3,210,233	$3,397,783
GNMA
7.250%	07/20/2021 - 07/20/2022	1,596,322	1,699,192
GNMA
7.500%	06/15/2011 - 09/15/2023	790,109	843,468
GNMA
8.000%	02/15/2006 - 11/15/2030	821,138	885,478
GNMA
8.500%	08/15/2030	16,137	17,475
GNMA
9.000%	04/15/2009 - 10/15/2009	5,349	5,655
Total Pass-Through Securities			17,459,082

Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV
4.687%	01/15/2022	2,079,725	2,106,163

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $312,523,384)			311,049,926

U.S. TREASURY OBLIGATIONS — 22.5%
U.S. Treasury Bonds — 9.2%
U.S. Treasury Bond
6.125%	11/15/2027	12,947,000	15,789,270
U.S. Treasury Bond
6.125%	08/15/2029	25,499,000	31,419,549
U.S. Treasury Bond
6.875%	08/15/2025	6,555,000	8,537,888
U.S. Treasury Bond (b)
7.125%	02/15/2023	3,520,000	4,607,350
U.S. Treasury Bond (b)
7.500%	11/15/2016	8,092,000	10,327,415
U.S. Treasury Bond (b)
8.875%	08/15/2017	17,641,000	24,950,989
U.S. Treasury Inflation Index
1.625%	01/15/2015	16,937,590	16,559,140
U.S. Treasury Inflation Index
1.875%	07/15/2015	18,991,260	18,949,717
U.S. Treasury Note (e)
4.000%	02/15/2015	24,690,000	24,134,475
Total U.S. Treasury Bonds			155,275,793

U.S. Treasury Notes — 13.3%
U.S. Treasury Note (e)
3.375%	11/15/2008	34,611,000	33,861,997
U.S. Treasury Note
3.375%	10/15/2009	7,429,000	7,209,613
U.S. Treasury Note (e)
4.000%	02/15/2014	95,604,000	93,901,054
U.S. Treasury Note (e)
5.000%	02/15/2011	48,532,000	50,587,029

16

U.S. Treasury Note (e)
5.000%	08/15/2011	$37,143,000	$38,814,435
Total U.S. Treasury Notes			224,374,128

TOTAL U.S. TREASURY OBLIGATIONS (Cost $373,870,185)			379,649,921

TOTAL BONDS & NOTES (Cost $1,636,520,280)			1,647,785,534

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 26.2%
Cash Equivalents — 15.1% (g)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$4,870,317	$4,870,317
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	3,437,131	3,437,131
Bank of America Bank Note
3.270%	08/30/2005	6,331,412	6,331,412
Bank of America Bank Note
3.270%	10/18/2005	3,409,222	3,409,222
Bank of America Bank Note
3.450%	09/16/2005	4,870,317	4,870,317
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	10,271,181	10,271,181
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	1,461,095	1,461,095
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	1,948,127	1,948,127
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	2,922,190	2,922,190
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	4,907,107	4,907,107
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	1,461,095	1,461,095
BGI Institutional Money Market Fund
		19,114,534	19,114,534
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	3,409,222	3,409,222
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	7,305,475	7,305,475
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	2,435,158	2,435,158
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	9,880,058	9,880,058
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	3,476,635	3,476,635
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	9,740,633	9,740,633
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	2,435,158	2,435,158
Federal Home Loan Bank Discount Note
3.226%	08/12/2005	6,431,040	6,431,040

17

First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	$957,495	$957,495
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	4,870,316	4,870,316
Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	3,418,860	3,418,860
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	3,437,661	3,437,661
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	3,452,109	3,452,109
Freddie Mac Discount Note
3.244%	08/16/2005	5,844,380	5,844,380
Freddie Mac Discount Note
3.276%	08/16/2005	2,761,758	2,761,758
General Electric Capital Corp.
3.252%	08/04/2005	9,734,477	9,734,477
General Electric Capital Corp.
3.475%	09/12/2005	2,825,929	2,825,929
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		5,098,117	5,098,117
Harris Trust & Savings Bank
3.295%	11/04/2005	3,689,830	3,689,830
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	2,459,510	2,459,510
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	2,922,190	2,922,190
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	4,870,316	4,870,316
Merrimac Cash Fund, Premium Class
		779,251	779,251
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	9,740,633	9,740,633
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	6,301,378	6,301,378
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	1,753,314	1,753,314
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	5,065,129	5,065,129
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	1,948,126	1,948,126
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	4,870,317	4,870,317
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	4,870,316	4,870,316
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	5,357,348	5,357,348
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	3,896,253	3,896,253

18

Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	$3,896,253	$3,896,253
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	1,948,127	1,948,127
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	3,059,781	3,059,781
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	4,870,317	4,870,317
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	5,775,431	5,775,431
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	6,059,072	6,059,072
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	3,993,660	3,993,660
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	4,524,766	4,524,766
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	5,531,511	5,531,511
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	3,409,222	3,409,222
			254,110,260

Commercial Paper — 11.1%
Alcoa, Inc.
3.540%	09/29/2005	13,708,000	13,625,775
Autoliv Asp, Inc.
3.350%	08/19/2005	5,292,000	5,282,151
Autoliv Asp, Inc.
3.360%	08/08/2005	6,575,000	6,569,477
Cendant Corp.
3.350%	08/05/2005	5,284,000	5,281,050
The Clorox Company
3.320%	08/02/2005	11,621,000	11,617,785
DaimlerChrysler North America Holding Corp.
3.420%	08/04/2005	2,965,000	2,963,592
DaimlerChrysler North America Holding Corp.
3.560%	09/12/2005	9,640,000	9,598,055
Deluxe Corp.
3.330%	08/12/2005	5,664,000	5,657,189
Dominion Resources
3.400%	08/15/2005	9,000,000	8,986,400
Dow Jones & Company
3.360%	08/18/2005	8,804,000	8,788,388
Elsevier Finance SA
3.460%	08/24/2005	7,000,000	6,983,181
Elsevier Finance SA
3.460%	08/29/2005	5,633,000	5,616,758
ITT Industries Inc.
3.330%	08/04/2005	7,522,000	7,518,521
ITT Industries, Inc.
3.330%	08/25/2005	575,000	573,617
John Deere Capital Co
3.420%	08/23/2005	5,180,000	5,168,190
John Deere Capital Co
3.470%	08/30/2005	5,145,000	5,129,626

19

Kellogg Co.
3.240%	08/01/2005	$7,674,000	$7,672,619
Mattel,Inc.
3.330%	08/10/2005	6,000,000	5,993,895
Pearson Holdings Inc.
3.510%	08/31/2005	1,850,000	1,844,228
Pearson Holdings, Inc.
3.370%	08/11/2005	8,570,000	8,560,373
Sara Lee Corp.
3.330%	08/22/2005	5,000,000	4,989,363
So. Carolina El and Gas
3.300%	08/03/2005	10,334,000	10,330,211
Union Pacific Corp.
3.410%	08/17/2005	12,330,000	12,308,977
Union Pacific Corp.
3.430%	08/16/2005	7,720,000	7,707,496
VF Corp.
3.370%	08/09/2005	6,522,000	6,515,895
Wellpoint Inc.
3.500%	08/26/2005	9,324,000	9,299,525
Whirlpool Corp.
3.300%	08/08/2005	2,335,000	2,333,074
			186,915,411

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			441,025,671

TOTAL INVESTMENTS — 124.0%
(Cost $2,077,545,958) (h)			$2,088,811,205

Other Assets/(Liabilities) — (24.0%)			(404,529,290)

NET ASSETS — 100.0%			$1,684,281,915

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)          Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2005, these securities amounted to a value of $120,623,531 or 7.2% of net assets.

(b)         All or a portion of this security is segregated to cover forward purchase commitments.  (Note 2).

(c)          Non-income producing security.

(d)         Security is currently in default.

(e)          Denotes all or a portion of security on loan (Note 2).

(f)            A portion of this security is purchased on a forward commitment basis (Note 2).

(g)         Represents investments of security lending collateral. (Note 2).

(h)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

20

MassMutual Premier Diversified Bond Fund —
Portfolio of Investments

July 31, 2005 (Unaudited)

		Number of
		Shares	Market Value
EQUITIES - 0.0%
Financial Services — 0.0%
Contifinancial Corp. Liquidating Trust		114,845	$3,445

Telephone Utilities — 0.0%
Manitoba Telecom Services, Inc.		1,909	71,569

TOTAL EQUITIES (Cost $142,146)			75,014

		Principal
		Amount	Market Value
BONDS & NOTES — 97.3%
ASSET BACKED SECURITIES — 1.0%

Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1
5.000%	10/25/2033	$780,944	$762,490
Ford Credit Auto Owner Trust, Series 2003-A, Class A3A
2.200%	07/17/2006	33,299	33,268
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6
6.700%	10/25/2028	13,252	13,260
Travelers Funding Limited, Series 1A, Class A1 (a)
6.300%	02/18/2014	2,366,773	2,414,582
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2
4.230%	02/07/2015	241,478	240,185

TOTAL ASSET BACKED SECURITIES (Cost $3,465,975)			3,463,785

CORPORATE DEBT — 45.7%
Abitibi-Consolidated, Inc.
7.750%	06/15/2011	150,000	153,000
Abitibi-Consolidated, Inc.
8.375%	04/01/2015	185,000	192,400
AEP Industries, Inc. (a)
7.875%	03/15/2013	125,000	124,884
AES Corp. (a)
8.750%	05/15/2013	175,000	193,812
AES Corp. (a)
9.000%	05/15/2015	55,000	61,325
Ahold Finance USA, Inc.
6.875%	05/01/2029	500,000	485,000
Airgas, Inc.
7.750%	09/15/2006	105,000	108,412
Albertson’s, Inc.
7.500%	02/15/2011	250,000	277,196
ALH Finance LLC/ALH Finance Corp.
8.500%	01/15/2013	300,000	289,500

1

Allegheny Energy Supply Co. LLC (a)
8.250%	04/15/2012	$325,000	$365,625
Allied Waste North America, Inc.
8.875%	04/01/2008	310,000	327,050
Allied Waste North America, Inc., Series B
5.750%	02/15/2011	55,000	51,837
Amerada Hess Corp.
5.900%	08/15/2006	420,000	423,179
American General Finance Corp.
5.875%	07/14/2006	175,000	177,475
American Greetings Corp.
6.100%	08/01/2028	1,060,000	1,091,800
American Honda Finance Corp. (a)
3.850%	11/06/2008	200,000	195,895
American Media Operation, Inc.
8.875%	01/15/2011	200,000	192,500
American Standard, Inc.
7.375%	02/01/2008	852,000	902,369
American Standard, Inc.
7.625%	02/15/2010	100,000	110,358
Ametek, Inc.
7.200%	07/15/2008	760,000	805,139
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	165,000	167,244
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	600,000	705,643
Appalachian Power Co., Series G
3.600%	05/15/2008	375,000	365,680
Appleton Papers, Inc.
8.125%	06/15/2011	100,000	95,000
Aramark Services, Inc.
6.375%	02/15/2008	105,000	108,954
Aramark Services, Inc.
7.000%	07/15/2006	240,000	244,400
Aramark Services, Inc.
7.100%	12/01/2006	1,500,000	1,543,388
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	800,000	808,582
Australian Gas Light Co. Limited (a)
6.400%	04/15/2008	520,000	540,668
Avnet, Inc.
8.000%	11/15/2006	20,000	20,800
Bank of America Corp.
4.250%	10/01/2010	225,000	220,903
Bausch & Lomb, Inc.
6.950%	11/15/2007	135,000	141,092
Bausch & Lomb, Inc.
7.125%	08/01/2028	385,000	407,798
BCP Crystal Holdings Corp.
9.625%	06/15/2014	146,000	164,980
Belo Corp.
7.125%	06/01/2007	558,000	574,674

2

Belo Corp.
8.000%	11/01/2008	$750,000	$804,765
Berkshire Hathaway Finance Corp.
4.850%	01/15/2015	250,000	247,680
Blyth, Inc.
7.900%	10/01/2009	655,000	713,194
Boeing Capital Corp.
5.800%	01/15/2013	150,000	159,414
Bombardier, Inc. (a)
6.300%	05/01/2014	200,000	188,000
Briggs & Stratton Corp.
7.250%	09/15/2007	325,000	341,250
Briggs & Stratton Corp.
8.875%	03/15/2011	1,090,000	1,256,225
British Sky Broadcasting PLC
6.875%	02/23/2009	750,000	795,611
Buckeye Partners LP
4.625%	07/15/2013	200,000	191,511
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	490,000	571,843
Burlington Northern Santa Fe Corp.
7.875%	04/15/2007	750,000	787,982
Burlington Northern Santa Fe Corp., Series H
9.250%	10/01/2006	555,000	584,310
Cablevision Systems Corp.
7.890%	04/01/2009	300,000	309,375
Cabot Corp. (a)
5.250%	09/01/2013	110,000	109,696
Cadmus Communications Corp.
8.375%	06/15/2014	300,000	311,250
Campbell Soup Co.
5.500%	03/15/2007	1,125,000	1,144,443
Capital One Bank
5.000%	06/15/2009	680,000	685,579
Carlisle Companies, Inc.
7.250%	01/15/2007	775,000	800,487
Caterpillar Financial Services Corp.
3.000%	02/15/2007	2,000,000	1,959,392
Cendant Corp.
6.875%	08/15/2006	75,000	76,818
Centerpoint Energy, Inc. Series B
6.850%	06/01/2015	525,000	581,822
Certegy, Inc.
4.750%	09/15/2008	50,000	50,248
Charter Communications Holdings, Inc.
10.750%	10/01/2009	350,000	287,000
Chemed Corp.
8.750%	02/24/2011	525,000	563,062
Chesapeake Energy Corp.
6.875%	01/15/2016	250,000	259,375
Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	1,550,000	1,568,874
Cincinnati Bell, Inc.
8.375%	01/15/2014	350,000	360,500

3

CIT Group, Inc.
3.650%	11/23/2007	$850,000	$833,343
CIT Group, Inc.
4.125%	02/21/2006	275,000	275,183
CIT Group, Inc.
7.375%	04/02/2007	75,000	78,473
Citigroup, Inc.
5.850%	12/11/2034	475,000	506,262
Clayton William Energy (a)
7.750%	08/01/2013	575,000	573,563
Clear Channel Communications, Inc.
6.000%	11/01/2006	1,500,000	1,518,646
CNF, Inc.
8.875%	05/01/2010	85,000	97,474
Colonial Pipeline Co. (a)
7.630%	04/15/2032	65,000	86,110
Comcast Cable Communications, Inc.
6.200%	11/15/2008	850,000	889,118
Comcast Cable Communications, Inc.
6.375%	01/30/2006	140,000	141,557
Comcast Corp.
7.050%	03/15/2033	500,000	581,347
Consolidated Container Co. LLC
10.750%	06/15/2009	200,000	154,000
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	275,000	294,831
Countrywide Home Loans, Inc.
3.250%	05/21/2008	1,000,000	963,250
Cox Communications, Inc.
4.625%	01/15/2010	960,000	943,521
Cox Communications, Inc.
6.750%	03/15/2011	145,000	155,432
Cox Enterprises, Inc. (a)
4.375%	05/01/2008	460,000	453,031
Cox Enterprises, Inc. (a)
8.000%	02/15/2007	1,815,000	1,900,840
CSX Corp.
6.250%	10/15/2008	250,000	261,302
CSX Corp.
7.450%	05/01/2007	634,000	664,377
D.R. Horton, Inc.
4.875%	01/15/2010	220,000	216,450
DaimlerChrysler North American Holding Corp.
4.050%	06/04/2008	100,000	97,935
DaimlerChrysler North American Holding Corp.
4.125%	03/07/2007	3,000,000	2,971,137
Dean Foods Co.
6.900%	10/15/2017	300,000	316,500
Delhaize America, Inc.
9.000%	04/15/2031	250,000	311,877
Diageo Finance BV
3.000%	12/15/2006	2,000,000	1,955,512

4

Diamond Jo, LLC
8.750%	04/15/2012	$400,000	$387,500
Dollar Financial Group, Inc.
9.750%	11/15/2011	300,000	311,250
Dominion Resources Inc.
4.125%	02/15/2008	385,000	380,135
Dominion Resources Inc.
5.150%	07/15/2015	510,000	507,476
Donnelley (R.R.) & Sons Co. (a)
4.950%	05/15/2010	650,000	643,697
Douglas Dynamics LLC (a)
7.750%	01/15/2012	275,000	277,063
Dow Jones & Co., Inc.
3.875%	02/15/2008	1,400,000	1,382,116
Duke Energy Field Services Corp.
7.875%	08/16/2010	255,000	288,779
Ecolab, Inc.
6.875%	02/01/2011	135,000	148,455
El Paso Corp.
7.875%	06/15/2012	200,000	210,000
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	290,000	293,888
Elgin National Industries, Inc. Series B
11.000%	11/01/2007	125,000	118,437
Elwood Energy LLC
8.159%	07/05/2026	260,109	294,248
Enbridge Energy Partners, LP
4.000%	01/15/2009	650,000	629,101
ENSCO International, Inc.
6.750%	11/15/2007	235,000	245,557
Entergy Gulf States, Inc.
5.250%	08/01/2015	425,000	414,868
Enterprise Products Operating LP
7.500%	02/01/2011	435,000	481,843
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	280,000	275,327
EOP Operating LP
6.750%	02/15/2008	545,000	568,890
Equifax, Inc.
4.950%	11/01/2007	625,000	631,672
ERAC USA Finance Co. (a)
6.700%	06/01/2034	550,000	597,219
ERAC USA Finance Co. (a)
6.800%	02/15/2008	100,000	104,597
ERAC USA Finance Co. (a)
7.950%	12/15/2009	455,000	506,476
Exco Resources, Inc.
7.250%	01/15/2011	375,000	383,438
Exelon Corp.
4.900%	06/15/2015	700,000	686,870
First Industrial LP
7.600%	05/15/2007	175,000	183,063
FirstEnergy Corp., Series A
5.500%	11/15/2006	720,000	729,186

5

Ford Motor Co.
6.375%	02/01/2029	$115,000	$88,702
Ford Motor Credit Co.
7.375%	02/01/2011	250,000	248,371
Fort James Corp.
6.875%	09/15/2007	550,000	572,000
Foster’s Finance Corp. (a)
6.875%	06/15/2011	430,000	471,265
FPL Group Capital, Inc.
3.250%	04/11/2006	540,000	536,639
Franklin Resources, Inc.
3.700%	04/15/2008	1,675,000	1,634,083
Fred Meyer, Inc.
7.450%	03/01/2008	250,000	266,330
GenCorp, Inc.
9.500%	08/15/2013	97,000	104,760
General Electric Capital Corp.
4.250%	12/01/2010	270,000	265,342
General Mills, Inc.
2.625%	10/24/2006	800,000	781,370
General Motors Acceptance Corp.
6.150%	04/05/2007	1,350,000	1,349,100
General Motors Corp.
8.375%	07/15/2033	280,000	252,700
Georgia Gulf Corp.
7.125%	12/15/2013	175,000	183,312
Georgia Gulf Corp.
7.625%	11/15/2005	325,000	326,625
GFSI, Inc.
9.625%	03/01/2007	325,000	295,750
Glencore Funding LLC (a)
6.000%	04/15/2014	600,000	574,975
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	1,575,000	1,584,826
Goodrich (B.F.) Co.
7.500%	04/15/2008	100,000	106,486
Goodrich Corp.
6.450%	12/15/2007	428,000	444,537
The Goodyear Tire & Rubber Co. (a)
9.000%	07/01/2015	1,000,000	1,020,000
GTECH Holdings Corp.
4.500%	12/01/2009	210,000	204,355
GTECH Holdings Corp.
4.750%	10/15/2010	655,000	641,548
Gulf South Pipeline Co., LP (a)
5.050%	02/01/2015	250,000	250,748
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	250,000	254,392
HCA, Inc.
6.950%	05/01/2012	200,000	210,455
Hershey Foods Corp.
7.200%	08/15/2027	160,000	200,209

6

Hilton Hotels Corp.
7.200%	12/15/2009	$100,000	$107,998
Hilton Hotels Corp.
7.625%	05/15/2008	130,000	138,862
Hilton Hotels Corp.
7.950%	04/15/2007	160,000	167,922
Home Depot Exchangeable Trust (a)
1.000%	02/14/2006	100,000	97,875
Homer City Funding LLC
8.734%	10/01/2026	173,968	206,151
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	235,000	237,938
Household Finance Corp.
4.125%	12/15/2008	375,000	368,695
Household Finance Corp.
6.375%	10/15/2011	180,000	192,919
Hughes Supply, Inc. (a)
5.500%	10/15/2014	510,000	499,517
Humana, Inc.
7.250%	08/01/2006	100,000	102,246
Huntsman LLC
11.625%	10/15/2010	217,000	254,975
Iaai Finance Corp. (a)
11.000%	04/01/2013	250,000	257,541
Idex Corp.
6.875%	02/15/2008	135,000	141,022
Indianapolis Power & Light (a)
6.300%	07/01/2013	175,000	186,365
Insight Midwest LP/Insight Capital, Inc.
9.750%	10/01/2009	125,000	129,531
Instron Corp.
13.250%	09/15/2009	409,000	430,472
Intelsat Bermuda, Ltd. (a)
8.250%	01/15/2013	150,000	156,750
Intelsat Bermuda, Ltd. (a)
8.695%	01/15/2012	100,000	102,000
International Flavors & Fragrances, Inc.
6.450%	05/15/2006	500,000	507,318
International Paper Co.
3.800%	04/01/2008	1,900,000	1,850,057
Intrawest Corp.
7.500%	10/15/2013	250,000	257,500
Ipalco Enterprises, Inc.
8.375%	11/14/2008	300,000	324,750
Iron Mountain, Inc.
8.625%	04/01/2013	300,000	315,000
Isle of Capri Casinos, Inc.
7.000%	03/01/2014	350,000	352,625
iStar Financial, Inc. REIT
7.000%	03/15/2008	575,000	604,360
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	85,000	84,166
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	170,000	171,183

7

J.C. Penney Co., Inc.
7.950%	04/01/2017	$170,000	$197,281
Jefferies Group, Inc.
7.500%	08/15/2007	160,000	168,839
Johnson Controls, Inc.
6.300%	02/01/2008	575,000	597,381
JP Morgan Chase & Co.
3.125%	12/11/2006	1,500,000	1,474,866
K2, Inc.
7.375%	07/01/2014	275,000	288,750
Kansas Gas & Electric Co. (a)
5.647%	03/29/2021	355,000	350,697
Kellwood Co.
7.625%	10/15/2017	65,000	66,300
Kellwood Co.
7.875%	07/15/2009	200,000	212,000
Kennametal, Inc.
7.200%	06/15/2012	775,000	850,176
Kern River Funding Corp. (a)
4.893%	04/30/2018	158,550	158,767
Keystone Automotive Operations, Inc.
9.750%	11/01/2013	150,000	153,000
Kimco Realty Corp., Series MTNB
7.860%	11/01/2007	130,000	139,002
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	150,000	150,859
Kinder Morgan Energy Partners LP
6.300%	02/01/2009	1,500,000	1,565,676
Kiowa Power Partners LLC (a)
4.811%	12/30/2013	289,369	282,638
The Kroger Co.
6.750%	04/15/2012	600,000	653,606
The Kroger Co.
7.650%	04/15/2007	250,000	262,045
L-3 Communications Corp. (a)
6.375%	10/15/2015	275,000	278,437
Land O’ Lakes, Inc.
8.750%	11/15/2011	150,000	157,500
Land O’ Lakes, Inc.
9.000%	12/15/2010	250,000	272,500
Lear Corp.
8.110%	05/15/2009	75,000	77,723
Leucadia National Corp.
7.000%	08/15/2013	385,000	389,813
Leucadia National Corp.
7.750%	08/15/2013	300,000	312,000
Liberty Media Corp.
3.500%	09/25/2006	555,000	546,309
LodgeNet Entertainment Corp.
9.500%	06/15/2013	100,000	109,000
Lubrizol Corp.
4.625%	10/01/2009	495,000	490,451

8

Lubrizol Corp.
5.875%	12/01/2008	$315,000	$324,576
Lyondell Chemical Co
9.500%	12/15/2008	175,000	185,719
Lyondell Chemical Co.
9.500%	12/15/2008	125,000	132,656
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (a)
8.000%	12/15/2014	50,000	48,375
Mail-Well I Corp.
7.875%	12/01/2013	350,000	338,187
Majestic Star Casino LLC
9.500%	10/15/2010	250,000	256,563
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp. (a)
6.875%	11/01/2014	150,000	151,500
Marriott International, Inc., Series E
7.000%	01/15/2008	1,250,000	1,315,425
Masco Corp.
6.750%	03/15/2006	155,000	157,431
The May Department Stores Co.
3.950%	07/15/2007	260,000	256,888
Maytag Corp.
8.630%	11/15/2007	700,000	703,500
MBNA Corp.
4.625%	09/15/2008	430,000	431,148
MCI, Inc.
7.735%	05/01/2014	14,000	15,750
Mediacom LLC/Mediacom Capital Corp.
9.500%	01/15/2013	300,000	306,750
Merrill Corp.
12.000%	05/01/2009	400,000	426,000
Merrill Lynch & Co., Inc.
4.125%	01/15/2009	775,000	762,820
MGM Mirage
6.750%	09/01/2012	430,000	445,050
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	640,000	618,385
MidAmerican Funding LLC
6.750%	03/01/2011	725,000	787,937
Miller (Herman), Inc.
7.125%	03/15/2011	525,000	573,839
Miller Brewing Co. (a)
4.250%	08/15/2008	275,000	271,470
Millipore Corp.
7.500%	04/01/2007	500,000	520,433
Mohawk Industries, Inc., Series C
6.500%	04/15/2007	325,000	334,247
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	290,000	324,616
Mohegan Tribal Gaming Authority
6.375%	07/15/2009	300,000	305,250
Monongahela Power Co.
6.700%	06/15/2014	275,000	304,519

9

Moog, Inc.
6.250%	01/15/2015	$230,000	$232,300
Mrs Fields Famous Brands LLC/Mrs Fields Financing Co., Inc.
11.500%	03/15/2011	500,000	472,500
MSX International, Inc.
11.000%	10/15/2007	100,000	98,500
National Wine and Spirits, Inc.
10.125%	01/15/2009	400,000	404,000
Navistar International Corp.
7.500%	06/15/2011	295,000	304,587
Nevada Power Co. (a)
5.875%	01/15/2015	380,000	389,500
Newell Rubbermaid, Inc.
4.000%	05/01/2010	290,000	276,336
Nexen, Inc.
5.875%	03/10/2035	500,000	495,874
Nextel Communications, Inc.
7.375%	08/01/2015	300,000	323,250
Niagara Mohawk Power Corp. Series G
7.750%	10/01/2008	150,000	163,239
Nisource Finance Corp.
3.200%	11/01/2006	135,000	133,240
Norfolk Southern Corp.
6.000%	04/30/2008	375,000	387,194
Norfolk Southern Corp.
7.250%	02/15/2031	840,000	1,045,017
North American Energy Partners, Inc.
8.750%	12/01/2011	375,000	333,750
Northwestern Corp. (a)
5.875%	11/01/2014	465,000	478,950
NRG Energy Inc.
8.000%	12/15/2013	234,000	250,380
OAO Gazprom (a)
9.625%	03/01/2013	605,000	735,075
OM Group, Inc.
9.250%	12/15/2011	200,000	204,000
Pacific Bell
6.125%	02/15/2008	372,000	384,703
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	335,000	354,263
Pacific Gas & Electric Co.
6.050%	03/01/2034	350,000	375,231
Packaging Corp. of America
5.750%	08/01/2013	345,000	338,941
Park Place Entertainment Corp.
8.500%	11/15/2006	80,000	83,948
Park Place Entertainment Corp.
8.875%	09/15/2008	100,000	111,250
Pearson, Inc. (a)
7.375%	09/15/2006	775,000	799,434

10

Pemex Project Funding Master Trust (a)
9.500%	09/15/2027	$125,000	$162,500
Pentair, Inc.
7.850%	10/15/2009	570,000	630,566
Phillips Van-Heusen Corp.
7.250%	02/15/2011	270,000	284,175
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	175,000	189,612
Pinnacle Foods Holding Corp.
8.250%	12/01/2013	100,000	91,000
Pioneer Natural Resources Co.
6.500%	01/15/2008	1,000,000	1,035,067
Plains All American Pipeline Co.
5.625%	12/15/2013	335,000	341,577
Pliant Corp.
11.125%	09/01/2009	150,000	144,750
Pogo Producing Co. (a)
6.625%	03/15/2015	350,000	357,000
PQ Corp. (a)
7.500%	02/15/2013	250,000	250,000
Praxair, Inc.
6.500%	03/01/2008	550,000	572,846
Precision Castparts Corp.
5.600%	12/15/2013	875,000	890,718
The Premcor Refining Group, Inc.
6.750%	05/01/2014	420,000	447,300
Primedia, Inc.
8.643%	05/15/2010	200,000	211,000
Quintiles Transnational Corp.
10.000%	10/01/2013	350,000	390,250
Qwest Communications International, Inc.
7.250%	02/15/2011	150,000	146,250
Qwest Corp.
9.125%	03/15/2012	70,000	76,650
Rent-A-Center, Inc.
7.500%	05/01/2010	150,000	153,375
Rent-Way, Inc.
11.875%	06/15/2010	175,000	197,312
Rhodia SA
10.250%	06/01/2010	200,000	215,500
Rogers Cable, Inc.
5.500%	03/15/2014	275,000	262,625
Rogers Wireless Communications, Inc.
6.535%	12/15/2010	170,000	177,013
Rogers Wireless Communications, Inc.
7.250%	12/15/2012	45,000	48,263
Rogers Wireless Communications, Inc.
7.500%	03/15/2015	35,000	38,238
Rogers Wireless Communications, Inc.
8.000%	12/15/2012	45,000	48,488
Ryder System, Inc.
6.600%	11/15/2005	500,000	503,220
Samsonite Corp.
8.875%	06/01/2011	300,000	323,250

11

Sealed Air Corp. (a)
6.875%	07/15/2033	$190,000	$206,922
Senior Housing Properties Trust REIT
8.625%	01/15/2012	50,000	56,125
Service Corp. International (a)
7.000%	06/15/2017	350,000	359,187
Shaw Communications, Inc.
8.250%	04/11/2010	225,000	249,750
Simon Property Group LP
6.875%	11/15/2006	175,000	179,041
Simon Property Group LP
7.375%	01/20/2006	100,000	101,403
Simon Property Group LP REIT
4.875%	03/18/2010	575,000	573,449
SLM Corp.
5.625%	08/01/2033	160,000	165,870
Smithfield Foods, Inc. Series B
7.750%	05/15/2013	200,000	220,000
Sonat, Inc.
7.625%	07/15/2011	225,000	231,750
Sony Capital Corp. (a)
4.950%	11/01/2006	75,000	75,259
Sprint Capital Corp.
6.900%	05/01/2019	240,000	271,734
Stanadyne Corp.
10.000%	08/15/2014	250,000	248,750
Station Casinos, Inc.
6.500%	02/01/2014	350,000	358,750
Steelcase, Inc.
6.375%	11/15/2006	930,000	938,928
Sungard Data Systems Inc.
4.875%	01/15/2014	300,000	262,500
Sungard Data Systems Inc. (a)
9.125%	08/15/2013	70,000	72,713
SuperValu, Inc.
7.875%	08/01/2009	600,000	662,671
Tampa Electric Co.
5.375%	08/15/2007	565,000	573,178
TD Funding Corp.
8.375%	07/15/2011	75,000	79,875
Tekni-Plex, Inc. (a)
10.875%	08/15/2012	175,000	190,750
Tekni-Plex, Inc. Series B
12.750%	06/15/2010	210,000	154,350
Telecom Italia Capital SA (a)
6.000%	09/30/2034	500,000	507,292
Telex Communications, Inc.
11.500%	10/15/2008	375,000	400,313
Tenaska Alabama Partners, LP (a)
7.000%	06/30/2021	275,000	285,312
Tenaska Oklahoma (a)
6.528%	12/30/2014	344,482	336,332

12

Texas Genco LLC/Texas Genco Financing Corp. (a)
6.875%	12/15/2014	$190,000	$199,500
Texas Industries, Inc. (a)
7.250%	07/15/2013	25,000	26,375
Textron Financial Corp., Series E
2.690%	10/03/2006	155,000	152,135
TGT Pipeline LLC (a)
5.500%	02/01/2017	400,000	400,336
Thermadyne Holdings Corp.
9.250%	02/01/2014	300,000	285,000
Thomas & Betts Corp.
6.500%	01/15/2006	860,000	867,239
Thomas & Betts Corp., Series MTNB
6.390%	02/10/2009	1,500,000	1,544,244
The Thomson Corp.
5.750%	02/01/2008	1,130,000	1,155,245
The Thomson Corp.
6.200%	01/05/2012	70,000	74,824
Time Warner, Inc.
6.150%	05/01/2007	500,000	514,413
Time Warner, Inc.
6.750%	04/15/2011	920,000	1,005,865
Timken Co.
5.750%	02/15/2010	645,000	650,606
Timken Co., Series A
6.750%	08/21/2006	502,000	508,597
Toro Co.
7.800%	06/15/2027	640,000	755,610
TransAlta Corp.
5.750%	12/15/2013	1,000,000	1,027,710
Tricon Global Restaurants, Inc.
8.875%	04/15/2011	1,090,000	1,302,230
Trimas Corp.
9.875%	06/15/2012	125,000	106,875
Tri-State Generation & Transmission Association, Series 2003, Class A (a)
6.040%	01/31/2018	150,000	155,697
Tri-State Generation & Transmission Association, Series 2003, Class B (a)
7.144%	07/31/2033	290,000	330,507
TTX Co. (a)
4.500%	12/15/2010	1,000,000	957,036
TXU Corp. (a)
5.550%	11/15/2014	190,000	185,227
Tyco International Group SA
6.000%	11/15/2013	500,000	536,332
Tyco International Group SA
6.375%	10/15/2011	30,000	32,498
Union Pacific Corp.
6.400%	02/01/2006	650,000	656,454
Union Pacific Corp.
7.375%	09/15/2009	750,000	821,720
United Components, Inc.
9.375%	06/15/2013	200,000	206,000

13

United Dominion Realty Trust, Inc. REIT Series MTN
4.300%	07/01/2007	$750,000	$744,774
United Rentals North America, Inc.
7.750%	11/15/2013	300,000	292,500
Universal City Florida Holding Co.
7.960%	05/01/2010	50,000	52,250
Universal City Florida Holding Co.
8.375%	05/01/2010	150,000	157,500
Universal Health Services, Inc.
6.750%	11/15/2011	165,000	177,300
USA Interactive
7.000%	01/15/2013	800,000	839,830
Utilicorp., Inc.
9.950%	02/01/2011	175,000	192,937
Valero Energy Corp.
3.500%	04/01/2009	1,250,000	1,192,689
Verizon Global Funding Corp.
4.375%	06/01/2013	900,000	872,718
Verizon Global Funding Corp.
6.125%	06/15/2007	500,000	515,444
Verizon Virginia, Inc. Series A
4.625%	03/15/2013	610,000	592,467
VICORP Restaurants, Inc.
10.500%	04/15/2011	350,000	350,000
Virginia Electric and Power Co.
5.375%	02/01/2007	330,000	334,270
Vought Aircraft Industries, Inc.
8.000%	07/15/2011	325,000	321,750
Walt Disney Co.
6.750%	03/30/2006	150,000	152,495
Washington Mutual, Inc.
2.400%	11/03/2005	450,000	448,232
Weingarten Realty Investors REIT Series A
4.857%	01/15/2014	720,000	704,082
WellPoint Health Networks, Inc.
6.375%	06/15/2006	1,500,000	1,526,465
Wells Fargo & Co.
4.125%	03/10/2008	750,000	744,913
Williams Cos., Inc. Series A
7.500%	01/15/2031	150,000	166,875
Williams Gas Pipelines Central, Inc. (a)
7.375%	11/15/2006	70,000	72,418
Williams Scotsman, Inc.
9.875%	06/01/2007	350,000	343,000
Wisconsin Electric Power
3.500%	12/01/2007	560,000	547,730
Wornick Co.
10.875%	07/15/2011	200,000	206,000
XTO Energy, Inc.
4.900%	02/01/2014	375,000	368,109
XTO Energy, Inc.
6.250%	04/15/2013	125,000	133,593

14

York International Corp.
6.625%	08/15/2006	$325,000	$331,244
York International Corp.
6.700%	06/01/2008	365,000	381,568

TOTAL CORPORATE DEBT (Cost $151,228,699)			151,237,397

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.3%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	788,765	770,123
Bank of America Mortgage Securities, Series 2004-G, Class 2A7
4.605%	08/25/2034	485,475	479,310
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA
4.024%	07/25/2034	1,563,326	1,525,853
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1
3.683%	09/25/2033	379,705	376,497
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1
4.197%	02/25/2034	306,722	304,801
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	295,370	294,981
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1
2.254%	01/15/2037	474,939	461,205
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	502,258	504,752
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1
5.033%	12/10/2035	172,554	173,633
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1
4.641%	08/25/2034	692,130	691,293
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A
4.693%	08/25/2034	1,134,147	1,138,030
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6
3.787%	11/21/2034	2,975,000	2,866,966
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1
5.000%	12/25/2033	1,247,771	1,218,353
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA
4.278%	07/25/2033	307,466	306,526
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA
4.120%	02/25/2034	170,164	169,092

15

Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2
4.611%	02/25/2034	$1,164,666	$1,153,283
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A
5.249%	02/25/2034	67,147	68,059
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A
5.001%	03/25/2034	588,517	587,569
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
5.600%	06/25/2032	216,449	218,201
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	278,529	276,580
Structured Asset Securities Corp., Series 2003-7H, Class A1II
6.500%	03/25/2033	1,076,604	1,094,477
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	68,456	73,036
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	627,752	639,245
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	342,224	350,419
Washington Mutual, Inc., Series 2003-S11, Class A1
5.000%	11/25/2033	1,053,589	1,028,688
Washington Mutual, Inc., Series 2004-AR14, Class A1
4.275%	01/25/2035	1,876,506	1,847,588
Washington Mutual, Inc., Series 2004-AR2, Class A
4.030%	04/25/2044	1,025,361	1,036,160
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1
4.246%	09/25/2034	1,235,784	1,213,620
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.591%	12/25/2034	1,688,608	1,669,122
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2
4.111%	06/25/2035	1,779,611	1,754,746

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $24,570,900)			24,292,208

SOVEREIGN DEBT OBLIGATIONS — 0.1%

United Mexican States
8.375%	01/14/2011	375,000	430,125

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $416,192)			430,125

16

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.7%
Federal Home Loan Mortgage Corporation (FHLMC) — 3.1%
Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2178, Class PB
7.000%	08/15/2029	$186,754	$192,061

Pass-Through Securities — 3.0%
FHLMC
4.250%	07/15/2009	1,125,000	1,120,465
FHLMC
5.000%	11/01/2018 - 01/01/2020	2,645,312	2,654,416
FHLMC
5.500%	06/01/2017 - 11/01/2031	248,144	251,474
FHLMC
6.000%	04/01/2017 - 02/01/2018	77,679	80,268
FHLMC
6.625%	09/15/2009	5,300,000	5,747,046
FHLMC
7.000%	09/01/2031	20,854	21,934
FHLMC
7.500%	09/01/2024 - 02/01/2030	127,562	136,939
Total Pass-Through Securities			10,012,542
Total Federal Home Loan Mortgage Corporation (FHLMC)			10,204,603

Federal National Mortgage Association (FNMA) — 15.0%
Pass-Through Securities
FNMA
2.250%	05/15/2006	6,200,000	6,112,578
FNMA
3.875%	11/17/2008	2,550,000	2,510,104
FNMA
4.500%	09/01/2018 - 07/01/2020	10,616,481	10,470,867
FNMA
4.625%	10/15/2013	2,575,000	2,596,961
FNMA
5.000%	03/01/2018 - 11/01/2019	2,842,069	2,852,299
FNMA
5.500%	03/01/2017 - 06/01/2035	19,483,231	19,616,061
FNMA
6.420%	11/01/2008	160,610	168,458
FNMA
6.500%	07/01/2016	38,187	39,759
FNMA
7.500%	04/01/2031 - 06/01/2031	80,259	85,651
FNMA Strip
0.000%	01/01/2034	2,686,952	2,055,519
FNMA TBA (b)
5.500%	05/01/2035	3,145,000	3,160,479
Total Pass-Through Securities			49,668,736

17

Government National Mortgage Association (GNMA) — 1.6%
Pass-Through Securities
GNMA
5.000%	09/15/2033	$1,871,723	$1,864,850
GNMA
5.500%	06/15/2033	2,498,769	2,534,981
GNMA
6.000%	03/15/2033	136,933	141,079
GNMA
6.500%	03/15/2031 - 09/15/2032	324,711	340,267
GNMA
7.000%	10/15/2027 - 08/15/2032	234,391	248,659
GNMA
8.000%	08/15/2026 - 03/15/2027	49,110	53,394
Total Pass-Through Securities			5,183,230

Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV
4.687%	01/15/2022	96,061	97,282

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $65,614,927)			65,153,851

U.S. TREASURY OBLIGATIONS — 23.5%
U.S. Treasury Bonds — 8.7%
U.S. Treasury Bond (c)
6.125%	08/15/2029	11,125,000	13,708,086
U.S. Treasury Bond
7.125%	02/15/2023	1,500,000	1,963,359
U.S. Treasury Inflation Index
1.625%	01/15/2015	3,110,693	3,041,188
U.S. Treasury Inflation Index
1.875%	07/15/2015	3,723,398	3,715,253
U.S. Treasury Note
4.000%	02/15/2015	6,540,000	6,392,850
Total U.S. Treasury Bonds			28,820,736

U.S. Treasury Notes — 14.8%
U.S. Treasury Note
1.875%	11/30/2005	10,000,000	9,946,875
U.S. Treasury Note
3.375%	11/15/2008	330,000	322,859
U.S. Treasury Note
4.000%	02/15/2014	24,285,000	23,852,423
U.S. Treasury Note
5.000%	02/15/2011	13,605,000	14,181,087
U.S. Treasury Note
5.000%	08/15/2011	495,000	517,275
Total U.S. Treasury Notes			48,820,519

18

TOTAL U.S. TREASURY OBLIGATIONS (Cost $77,522,459)	$77,641,255

TOTAL BONDS & NOTES (Cost $322,819,152)	322,218,621

TOTAL LONG TERM INVESTMENTS (Cost $322,961,298)	322,293,635

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 3.6%
Commercial Paper
Baxter International
3.350%	08/05/2005	$2,324,000	$2,322,702
Cendant Corp.
3.320%	08/01/2005	3,713,000	3,712,315
Dominion Resources
3.320%	08/03/2005	2,098,000	2,097,226
Kinder Morgan Energy LP
3.320%	08/02/2005	3,639,000	3,637,993
			11,770,236

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			11,770,236

TOTAL INVESTMENTS — 100.9% (Cost $334,731,534) (d)			$334,063,871

Other Assets/(Liabilities) — (0.9%)			(2,968,024)

NET ASSETS — 100.0%			$331,095,847

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $22,029,325 or 6.7% of net assets.

(b)	A portion of this security is purchased on a forward commitment basis (Note 2).
(c)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(d)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MassMutual Premier High Yield Fund —
Portfolio of Investments

July 31, 2005 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 94.6%
CORPORATE DEBT
Abitibi-Consolidated, Inc.
7.750%	06/15/2011	$350,000	$357,000
Abitibi-Consolidated, Inc.
8.375%	04/01/2015	135,000	140,400
Activant Solutions, Inc. (a)
9.504%	04/01/2010	1,400,000	1,442,000
Activant Solutions, Inc.
10.500%	06/15/2011	585,000	634,725
AEP Industries, Inc. (a)
7.875%	03/15/2013	250,000	249,768
AES Corp.
8.750%	06/15/2008	142,000	152,650
AES Corp. (b)
8.875%	02/15/2011	1,250,000	1,396,875
Ahold Finance USA, Inc.
6.250%	05/01/2009	600,000	609,000
Airgas, Inc.
7.750%	09/15/2006	200,000	206,500
Airgas, Inc.
9.125%	10/01/2011	100,000	108,250
ALH Finance LLC/ALH Finance Corp. (b)
8.500%	01/15/2013	950,000	916,750
Allied Waste North America (b)
6.125%	02/15/2014	1,050,000	981,750
American Greetings Corp.
6.100%	08/01/2028	250,000	257,500
American Media Operation, Inc.
8.875%	01/15/2011	725,000	697,812
Ametek, Inc.
7.200%	07/15/2008	100,000	105,939
Appleton Papers, Inc.
8.125%	06/15/2011	275,000	261,250
BCP Crystal Holdings Corp.
9.625%	06/15/2014	439,000	496,070
Belden & Blake Corp.
8.750%	07/15/2012	350,000	366,625
Bombardier, Inc. (a)(b)
6.300%	05/01/2014	800,000	752,000
Briggs & Stratton Corp.
8.875%	03/15/2011	65,000	74,913
Cablevision Systems Corp.
7.890%	04/01/2009	600,000	618,750
Cadmus Communications Corp.
8.375%	06/15/2014	600,000	622,500
CCO Holdings LLC/Capital Corp. (a)
7.535%	12/15/2010	500,000	493,750
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. (b)
9.625%	11/15/2009	500,000	400,000
Charter Communications Holdings, Inc.
10.750%	10/01/2009	900,000	738,000

1

Chemed Corp.
8.750%	02/24/2011	$800,000	$858,000
Chesapeake Energy Corp.
6.875%	01/15/2016	750,000	778,125
Cincinnati Bell, Inc. (b)
8.375%	01/15/2014	750,000	772,500
Clayton William Energy (a)
7.750%	08/01/2013	800,000	798,000
Communications & Power Industries, Inc.
8.000%	02/01/2012	100,000	103,000
Consolidated Container Co. LLC
0.000%	06/15/2009	900,000	693,000
CSC Holdings, Inc.
7.625%	04/01/2011	750,000	755,625
CSC Holdings, Inc., Series B
8.125%	07/15/2009	250,000	257,500
Dean Foods Co.
6.900%	10/15/2017	700,000	738,500
Diamond Jo, LLC
8.750%	04/15/2012	750,000	726,563
Dollar Financial Group, Inc.
9.750%	11/15/2011	825,000	855,937
Douglas Dynamics LLC (a)
7.750%	01/15/2012	800,000	806,000
Echostar DBS Corp.
6.375%	10/01/2011	925,000	921,531
El Paso Corp. (b)
7.875%	06/15/2012	425,000	446,250
EL Paso Production Holding Co.
7.750%	06/01/2013	600,000	636,750
Elgin National Industries, Inc. Series B
11.000%	11/01/2007	125,000	118,437
Exco Resources, Inc.
7.250%	01/15/2011	675,000	690,188
Ford Motor Credit Co. (b)
5.625%	10/01/2008	1,750,000	1,672,564
GenCorp, Inc.
9.500%	08/15/2013	228,000	246,240
General Motors Acceptance Corp.
6.875%	09/15/2011	1,750,000	1,688,955
General Motors Acceptance Corp.
7.750%	01/19/2010	750,000	757,186
Georgia Gulf Corp.
7.125%	12/15/2013	325,000	340,437
GFSI, Inc.
9.625%	03/01/2007	500,000	455,000
The Goodyear Tire & Rubber Co. (a) (b)
9.000%	07/01/2015	1,800,000	1,836,000
HCA, Inc.
6.950%	05/01/2012	1,150,000	1,210,115
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	75,000	75,938
Hughes Supply, Inc. (a)
5.500%	10/15/2014	400,000	391,778

2

Huntsman LLC
11.625%	10/15/2010	$505,000	$593,375
Iaai Finance Corp. (a)
11.000%	04/01/2013	650,000	669,607
Insight Midwest LP/Insight Capital, Inc.
9.750%	10/01/2009	375,000	388,594
Instron Corp.
13.250%	09/15/2009	632,000	665,180
Intelsat Bermuda, Ltd. (a)
8.250%	01/15/2013	650,000	679,250
Intelsat Bermuda, Ltd. (a)
8.695%	01/15/2012	500,000	510,000
Interpool, Inc.
7.350%	08/01/2007	250,000	255,625
Intrawest Corp.
7.500%	10/15/2013	750,000	772,500
Iron Mountain, Inc.
8.625%	04/01/2013	700,000	735,000
Isle of Capri Casinos, Inc.
7.000%	03/01/2014	700,000	705,250
Johnsondiversey, Inc., Series B
9.625%	05/15/2012	65,000	66,463
K2, Inc.
7.375%	07/01/2014	550,000	577,500
Kennametal, Inc.
7.200%	06/15/2012	175,000	191,975
Keystone Automotive Operations, Inc.
9.750%	11/01/2013	350,000	357,000
L-3 Communications Corp. (a)
6.375%	10/15/2015	300,000	303,750
Land O’ Lakes, Inc.
8.750%	11/15/2011	430,000	451,500
Land O’ Lakes, Inc.
9.000%	12/15/2010	500,000	545,000
Lazard Group LLC (a)
7.125%	05/15/2015	400,000	398,183
Leucadia National Corp.
7.000%	08/15/2013	750,000	759,375
Liberty Media Corp.
5.700%	05/15/2013	850,000	786,655
LodgeNet Entertainment Corp.
9.500%	06/15/2013	500,000	545,000
Lyondell Chemical Co.
9.500%	12/15/2008	1,000,000	1,061,250
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (a)
8.000%	12/15/2014	100,000	96,750
Mail-Well I Corp.
7.875%	12/01/2013	1,050,000	1,014,562
Majestic Star Casino LLC
9.500%	10/15/2010	700,000	718,375
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp. (a)
6.875%	11/01/2014	350,000	353,500

3

MCI, Inc.
6.908%	05/01/2007	$1,500,000	$1,518,750
MCI, Inc.
7.735%	05/01/2014	400,000	450,000
Mediacom LLC/Mediacom Capital Corp. (b)
9.500%	01/15/2013	600,000	613,500
Merrill Corp.
12.000%	05/01/2009	1,000,000	1,065,000
MGM Mirage
6.750%	09/01/2012	750,000	776,250
Mohegan Tribal Gaming Authority
6.375%	07/15/2009	1,000,000	1,017,500
Moog, Inc.
6.250%	01/15/2015	640,000	646,400
Mrs Fields Famous Brands LLC/Mrs Fields Financing Co., Inc.
11.500%	03/15/2011	1,050,000	992,250
MSX International, Inc.
11.000%	10/15/2007	200,000	197,000
National Wine and Spirits, Inc.
10.125%	01/15/2009	600,000	606,000
Navistar International Corp. (b)
7.500%	06/15/2011	250,000	258,125
Nextel Communications, Inc.
7.375%	08/01/2015	850,000	915,875
North American Energy Partners, Inc.
8.750%	12/01/2011	775,000	689,750
Northwestern Corp.(a)
5.875%	11/01/2014	70,000	72,100
NRG Energy Inc.
8.000%	12/15/2013	584,000	624,880
OM Group, Inc.
9.250%	12/15/2011	650,000	663,000
Owens-Illinois, Inc. (b)
7.500%	05/15/2010	700,000	732,375
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	700,000	740,250
Park Place Entertainment Corp.
7.000%	04/15/2013	45,000	49,199
Phillips Van-Heusen Corp.
7.250%	02/15/2011	700,000	736,750
Pinnacle Foods Holding Corp. (b)
8.250%	12/01/2013	225,000	204,750
Plains Exploration & Production Co.
8.750%	07/01/2012	250,000	273,125
Pliant Corp. (b)
11.125%	09/01/2009	500,000	482,500
Pogo Producing Co. (a)
6.625%	03/15/2015	850,000	867,000
PQ Corp. (a)
7.500%	02/15/2013	475,000	475,000
The Premcor Refining Group, Inc.
6.750%	05/01/2014	600,000	639,000

4

Primedia, Inc.
8.000%	05/15/2013	$500,000	$508,750
Primedia, Inc.
8.638%	05/15/2010	350,000	369,250
Quintiles Transnational Corp.
10.000%	10/01/2013	500,000	557,500
Qwest Capital Funding, Inc. (b)
7.000%	08/03/2009	650,000	638,625
Qwest Communications International, Inc.
7.500%	02/15/2011	500,000	487,500
Qwest Communications International, Inc.
7.500%	02/15/2014	650,000	627,250
Qwest Corp.
9.125%	03/15/2012	125,000	136,875
Rayovac Corp.
8.500%	10/01/2013	75,000	79,125
Rent-A-Center, Inc.
7.500%	05/01/2010	215,000	219,838
Rent-Way, Inc.
11.875%	06/15/2010	725,000	817,438
Rhodia SA
10.250%	06/01/2010	1,000,000	1,077,500
Rogers Wireless Communications, Inc.
7.250%	12/15/2012	200,000	214,500
Rogers Wireless Communications, Inc.
7.500%	03/15/2015	145,000	158,413
Rogers Wireless Communications, Inc. (b)
8.000%	12/15/2012	200,000	215,500
Samsonite Corp.
8.875%	06/01/2011	1,150,000	1,239,125
Service Corp. International (a)
7.000%	06/15/2017	700,000	718,375
Smithfield Foods, Inc. Series B
7.750%	05/15/2013	300,000	330,000
Sonat, Inc.
7.625%	07/15/2011	500,000	515,000
Stanadyne Corp.
10.000%	08/15/2014	800,000	796,000
Station Casinos, Inc.
6.500%	02/01/2014	500,000	512,500
Sungard Data Systems Inc.
4.875%	01/15/2014	750,000	656,250
Sungard Data Systems Inc. (a)
9.125%	08/15/2013	200,000	207,750
TD Funding Corp.
8.375%	07/15/2011	125,000	133,125
Tekni-Plex, Inc. (a) (b)
10.875%	08/15/2012	350,000	381,500
Tekni-Plex, Inc. Series B (b)
12.750%	06/15/2010	820,000	602,700
Telex Communications, Inc.
11.500%	10/15/2008	1,000,000	1,067,500
Tenaska Alabama Partners, LP (a)
7.000%	06/30/2021	510,000	529,125

5

Texas Genco LLC/Texas Genco Financing Corp. (a)
6.875%	12/15/2014	$845,000	$887,250
Texas Industries, Inc. (a)
7.250%	07/15/2013	60,000	63,300
Thermadyne Holdings Corp. (b)
9.250%	02/01/2014	750,000	712,500
Trimas Corp.
9.875%	06/15/2012	350,000	299,250
United Components, Inc.
9.375%	06/15/2013	750,000	772,500
United Rentals North America, Inc. (b)
7.000%	02/15/2014	500,000	471,250
United Rentals North America, Inc. (b)
7.750%	11/15/2013	500,000	487,500
Universal City Florida Holding Co.
7.960%	05/01/2010	235,000	245,575
Universal City Florida Holding Co.
8.375%	05/01/2010	235,000	246,750
Utilicorp., Inc.
9.950%	02/01/2011	775,000	854,438
VICORP Restaurants, Inc.
10.500%	04/15/2011	800,000	800,000
Vought Aircraft Industries, Inc.
8.000%	07/15/2011	825,000	816,750
Williams Cos., Inc.
7.125%	09/01/2011	250,000	272,500
Williams Cos., Inc. Series A
7.500%	01/15/2031	500,000	556,250
Williams Scotsman, Inc.
9.875%	06/01/2007	800,000	784,000
Wornick Co.
10.875%	07/15/2011	600,000	618,000

TOTAL BONDS & NOTES
(Cost $84,330,011)			85,903,271

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 19.4%
Cash Equivalents — 14.7% (c)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$256,233	$256,233
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	180,832	180,832
Bank of America Bank Note
3.270%	08/30/2005	333,103	333,103
Bank of America Bank Note
3.270%	10/18/2005	179,363	179,363
Bank of America Bank Note
3.450%	09/16/2005	256,233	256,233
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	540,380	540,380

6

The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	$76,870	$76,870
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	102,493	102,493
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	153,740	153,740
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	258,169	258,169
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	76,870	76,870
BGI Institutional Money Market Fund
		1,005,639	1,005,641
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	179,363	179,363
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	384,350	384,350
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	128,117	128,117
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	519,802	519,802
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	182,910	182,910
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	512,467	512,467
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	128,117	128,117
Federal Home Loan Bank Discount Note
3.226%	08/12/2005	338,345	338,345
First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	50,375	50,375
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	256,233	256,233
Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	179,871	179,871
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	180,860	180,860
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	181,620	181,620
Freddie Mac Discount Note
3.244%	08/16/2005	307,480	307,480
Freddie Mac Discount Note
3.276%	08/16/2005	145,300	145,300
General Electric Capital Corp.
3.252%	08/04/2005	512,143	512,143
General Electric Capital Corp.
3.475%	09/12/2005	148,676	148,676
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		268,218	268,218
Harris Trust & Savings Bank
3.295%	11/04/2005	194,127	194,127
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	129,398	129,398

7

HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	$153,740	$153,740
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	256,233	256,233
Merrimac Cash Fund, Premium Class
		40,997	40,997
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	512,467	512,467
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	331,523	331,523
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	92,244	92,244
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	266,483	266,483
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	102,493	102,493
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	256,233	256,233
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	256,233	256,233
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	281,857	281,857
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	204,987	204,987
Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	204,987	204,987
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	102,493	102,493
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	160,979	160,979
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	256,233	256,233
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	303,853	303,853
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	318,775	318,775
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	210,111	210,111
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	238,054	238,054
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	291,020	291,020
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	179,363	179,363
			13,369,057

8

Repurchase Agreement — 4.7%
Investors Bank & Trust Co. Repurchase Agreement, dated 07/29/2005, 2.28%, due 08/01/2005 (d)	$4,291,516	$4,291,516

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		17,660,573

TOTAL INVESTMENTS — 114.0%
(Cost $101,991,548) (e)		$103,563,844

Other Assets/(Liabilities) — (14.0%)		(12,708,188)
NET ASSETS — 100.0%		$90,855,656

Notes to Portfolio of Investments

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $13,981,736 or 15.4% of net assets.

(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $4,292,332. Collateralized by U.S. Government Agency obligations with rates of 3.890% — 6.625%, maturity dates of 08/25/2026 - 04/15/2028, and an aggregate market value, including accrued interest, of $4,506,092.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Premier Strategic Income Fund —

Portfolio of Investments

July 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 3.6%
Apparel, Textiles & Shoes — 0.0%
Nordstrom, Inc.	1,530	$56,625

Automotive & Parts — 0.0%
DaimlerChrysler AG Registered	1,270	61,480
Ford Motor Co. (a)	5,040	54,130
		115,610

Banking, Savings & Loans — 0.1%
Beverly Hills Bancorp, Inc.	20,900	223,003
BNP Paribas SA	750	53,935
Lloyds TSB Group PLC	6,000	50,619
		327,557

Broadcasting, Publishing & Printing — 0.1%
Liberty Global, Inc. Cl. A (a)(b)	4,872	231,128

Building Materials & Construction — 0.0%
Hanson PLC	5,310	53,143
Louisiana-Pacific Corp. (a)	2,130	57,127
		110,270

Chemicals — 0.1%
BASF AG	780	55,119
Pioneer Cos., Inc. (b)	6,200	150,474
		205,593

Commercial Services — 0.1%
Autoroutes du Sud de la France	900	51,061
Orion Network Systems, Inc. Contra Cusip	77,000	77,000
Taylor Woodrow PLC	8,430	50,073
		178,134

Communications — 0.3%
Deutsche Telekom AG	2,770	54,762
NTL, Inc. (a)(b)	9,700	646,311
Oki Electric Industry Co., Ltd.	15,000	49,124
		750,197

Containers — 0.0%
Temple-Inland, Inc.	1,420	56,502

Cosmetics & Personal Care — 0.0%
Douglas Holding AG	1,420	54,315

Electric Utilities — 0.2%
American Electric Power Co.	1,410	54,567
CMS Energy Corp. (a)(b)	3,430	54,331
Constellation Energy Group, Inc.	890	53,587
E.ON AG	580	53,545
International Power PLC (b)	13,860	51,386
RWE AG	800	53,273
Scottish & Southern Energy PLC	2,810	48,138
Scottish Power PLC	5,740	50,632
		419,459

Electronics — 0.0%
Hitachi Limited	8,000	$48,670
Sanyo Electric Co. Limited	20,000	49,264
		97,934

Energy — 0.4%
Amerada Hess Corp.	470	55,394
Anadarko Petroleum Corp.	610	53,893
Apache Corp.	780	53,352
Ashland Inc.	710	43,629
Burlington Resources, Inc.	920	58,981
ChevronTexaco Corp.	910	52,789
ConocoPhillips	880	55,079
Devon Energy Corp.	990	55,529
EOG Resources, Inc.	890	54,379
Kerr-McGee Corp.	670	53,741
Marathon Oil Corp.	1,117	65,188
Occidental Petroleum Corp.	650	53,482
Rowan Companies, Inc.	1,720	58,755
Royal Dutch Shell ‘B’ Shares	1,480	46,871
Sempra Energy	1,240	52,700
Sunoco, Inc.	440	55,321
TonenGeneral Sekiyu KK	4,852	51,465
Total SA	220	54,837
Unocal Corp.	790	51,231
Valero Energy Corp. (a)	640	52,979
		1,079,595

Financial Services — 0.7%
Bear Stearns Companies, Inc.	500	51,055
Criimi MAE, Inc. REIT (b)	16,100	347,921
Lehman Brothers Holdings, Inc.	520	54,668
Pennsylvania Real Estate Investment Trust REIT Preferred	2,000	117,300
Societe Generale-Cl. A	500	54,395
Sovereign Real Estate Investment Corp. REIT (b)(c)	200	290,000
Telewest Global, Inc. (b)	34,500	770,730
		1,686,069

Foods — 0.3%
Doane Pet Care Co. Preferred (b)	10,000	800,000
Tate & Lyle PLC	5,950	48,274
		848,274

Healthcare — 0.0%
Humana, Inc. (b)	1,320	52,602

Heavy Construction — 0.0%
Vinci SA	610	$49,262

Heavy Machinery — 0.1%
Amada Co Ltd.	8,000	57,133
Hochtief AG	980	37,077
Kubota Corp.	9,000	52,359
		146,569

Home Construction, Furnishings & Appliances — 0.1%
Centex Corp. (a)	730	54,005
KB Home (a)	690	56,518
Pulte Homes, Inc.	610	57,108
Walter Industries, Inc.	2,200	97,922
		265,553

Industrial Services — 0.0%
Suez SA	1,900	51,904

Insurance — 0.4%
Aetna, Inc.	630	48,762
Allstate Corp.	870	53,296
AXA SA	2,060	55,937
Chubb Corp.	610	54,180
Cigna Corp.	490	52,307
Conseco, Inc. (b)	5,300	115,593
Friends Provident PLC	15,590	49,730
The Hartford Financial Services Group Inc. (a)	690	55,593
Loews Corp.	670	56,032
Metlife, Inc.	1,140	56,020
Prudential Financial, Inc.	780	52,182
Royal & Sun Alliance Insurance Group PLC	34,180	54,249
Safeco Corp.	950	52,193
Sompo Japan Insurance Inc.	5,000	47,225
T&D Holdings, Inc.	1,100	51,845
UnumProvident Corp. (a)	2,790	53,429
XL Capital Limited Cl. A (a)	700	50,274
		958,847

Machinery & Components — 0.0%
Cummins, Inc.	700	59,808

Metals & Mining — 0.2%
Arcelor	2,630	56,301
Freeport-McMoRan Copper & Gold, Inc. Cl. B (a)	1,370	55,184
Nippon Steel Corp.	22,000	55,303
Nucor Corp. (a)	1,120	62,104
Phelps Dodge Corp.	560	59,612
Sumitomo Metal Industries, Ltd.	30,000	54,089
ThyssenKrupp AG	2,960	55,273
Tokyo Steel Mfg Co Ltd.	4,000	50,589
United States Steel Corp. (a)	1,490	63,549
		512,004

Pharmaceuticals — 0.0%
Charles River Laboratories International, Inc. (b)	1,700	$82,790
Shionogi & Co., Ltd.	4,000	49,371
		132,161

Real Estate — 0.1%
Gecina SA	470	52,961
Ivg Holding AG	1,860	37,529
Klepierre	540	51,717
Sumitomo Realty & Development Co. Limited	5,000	54,837
		197,044

Retail — 0.1%
Federated Department Stores, Inc.	710	53,868
Sears Holdings Corp. (b)	340	52,438
Takashimaya Co. Limited	5,000	48,345
		154,651

Telephone Utilities — 0.1%
Equinix, Inc. (a)(b)	2,900	128,673
USA Mobility, Inc. (b)	3,400	95,098
		223,771

Tobacco — 0.0%
British American Tobacco PLC	2,640	52,560

Transportation — 0.1%
CSX Corp.	1,210	55,103
First Choice Holidays PLC	14,490	47,566
Keisei Electric Co	10,000	53,413
TUI AG	2,080	54,234
		210,316

Water Companies — 0.1%
Kelda Group PLC	4,060	50,471
Severn Trent PLC	2,790	47,771
United Utilities PLC	4,300	48,351
		146,593

TOTAL EQUITIES
(Cost $8,468,104)		9,430,907

		Principal
		Amount	Market Value
BONDS & NOTES — 86.2%
ASSET BACKED SECURITIES — 1.4%
BMW Vehicle Owner Trust, Series 2004-A, Class A2
1.880%	10/25/2006	$38,789	$38,728
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3
3.580%	01/15/2009	180,000	177,216
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-1, Class 1A3
3.140%	07/25/2023	4,025	4,021
CIT Equipment Collateral, Series 2004-DFS, Class A2 (c)
2.660%	11/20/2006	250,000	248,476
Citibank Credit Card Issuance Trust Series 2001-A6, Class A6
5.650%	06/16/2008	170,000	172,231
Consumer Credit Reference IDX Securities Program, Series 2002-2A, Class FX (c)
10.421%	03/22/2007	559,000	573,472
Daimler Chrysler Auto Trust, Series 2001-D, Class A4
3.780%	02/06/2007	21,834	21,834
Daimler Chrysler Auto Trust, Series 2004-B, Class A2
2.480%	02/08/2007	53,669	53,560
Daimler Chrysler Auto Trust, Series 2004-C, Class A2
2.620%	06/08/2007	233,516	232,749
Daimler Chrysler Auto Trust, Series 2005-A, Class A2
3.170%	09/08/2007	220,000	219,244
Ford Credit Auto Owner Trust, Series 2004-A, Class A2
2.130%	10/15/2006	146,968	146,578
Ford Credit Auto Owner Trust, Series 2005-A, Class A3
3.480%	11/15/2008	130,000	128,822
Goldman Sachs Asset Management CBO Limited, Series 1A, Class D (c)
12.540%	06/13/2011	224,000	40,880
Green Tree Financial Corp., Series 1997-5, Class M1
6.950%	05/15/2029	186,000	150,257
Harley-Davidson Motorcycle Trust, Series 2003-3, Class A1
1.500%	01/15/2008	60,742	60,524
Honda Auto Receivables Owner Trust, Series 2005-1, Class A2
3.210%	05/21/2007	90,000	89,691
M&I Auto Loan Trust, Series 2002-1, Class A3
2.490%	10/22/2007	9,047	9,042
Mirant Mid Atlantic LLC, Series 2001, Class A (d)
8.625%	06/30/2012	114,019	121,715
National City Auto Receivables Trust, Series 2004-A, Class A2
1.500%	02/15/2007	24,941	24,910
Nissan Auto Lease Trust, Series 2004-A, Class A2
2.550%	01/15/2007	112,850	112,498
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A2
1.400%	07/17/2006	32,001	31,951
Option One Mortgage Loan Trust, Series 2004-3, Class A2
2.568%	11/25/2034	12,305	12,307
Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF2
3.914%	05/25/2035	40,000	39,463

SSB RV Trust, Series 2001-1, Class B
6.640%	04/15/2018	$93,000	$95,587
USAA Auto Owner Trust, Series 2004-1, Class A2
1.430%	09/15/2006	10,317	10,309
USAA Auto Owner Trust, Series 2004-2, Class A2
2.410%	02/15/2007	89,368	89,158
USAA Auto Owner Trust, Series 2004-3, Class AW
2.790%	06/15/2007	135,507	135,147
Volkswagen Auto Lease Trust, Series 2004-A, Class A2
2.470%	01/22/2007	158,154	157,545
Wachovia Auto Owner Trust, Series 2004-B, Class A2
2.400%	05/21/2007	97,680	97,375
Wells Fargo Home Equity Trust, Series 2004-2, Class AI1B
2.940%	02/25/2018	192,909	191,191

TOTAL ASSET BACKED SECURITIES (Cost $3,516,351)			3,486,481

CORPORATE DEBT — 30.3%
Accuride Corp.
8.500%	02/01/2015	60,000	62,250
Adelphia Communications Corp. (d)
8.125%	07/15/2033	80,000	68,800
Adelphia Communications Corp. (a)(d)
8.375%	02/01/2008	164,000	140,220
Adelphia Communications Corp. (d)
10.250%	06/15/2011	200,000	180,250
Adelphia Communications Corp., Series B (d)
9.250%	10/01/2032	235,000	200,337
Advanced Micro Devices, Inc.
7.750%	11/01/2012	175,000	177,187
AEP Industries, Inc. (c)
7.875%	03/15/2013	35,000	34,968
AES Corp. (c)
8.750%	05/15/2013	302,000	334,465
AES Red Oak LLC, Series A
8.540%	11/30/2019	139,270	156,504
AK Steel Corp. (a)
7.750%	06/15/2012	100,000	93,625
AK Steel Corp.
7.875%	02/15/2009	146,000	140,890
Alamosa Delaware, Inc.
12.500%	02/01/2011	209,000	236,170
Allbritton Communications Co.
7.750%	12/15/2012	104,000	104,130
Alliant Techsystems, Inc.
8.500%	05/15/2011	108,000	114,480
Allied Waste North America (a)(c)
7.250%	03/15/2015	120,000	118,200
Allied Waste North America
9.250%	09/01/2012	16,000	17,460

Allied Waste North America, Inc.
8.875%	04/01/2008	$365,000	$385,075
ALROSA Finance SA (c)
8.875%	11/17/2014	400,000	454,000
AMC Entertainment, Inc. (a)
9.500%	02/01/2011	263,000	261,027
American Commercial Lines/ACL Finance Corp.
9.500%	02/15/2015	35,000	38,194
American Media Operations
10.250%	05/01/2009	150,000	152,250
American Seafoods Group LLC
10.125%	04/15/2010	175,000	188,562
American Tower Corp.
7.500%	05/01/2012	153,000	162,180
American Tower Escrow Corp.
0.000%	08/01/2008	224,000	171,920
Ameripath, Inc.
10.500%	04/01/2013	104,000	105,300
Amkor Technology, Inc. (a)
9.250%	02/15/2008	162,000	153,090
AMR Corp. (a)
9.000%	08/01/2012	50,000	40,000
ANR Pipeline Co.
8.875%	03/15/2010	67,000	73,109
Arbor I Limited (c)
18.910%	06/15/2006	250,000	253,200
Arch Western Finance LLC
6.750%	07/01/2013	119,000	122,273
Argentine Beverages Financial Trust (c)
7.375%	03/22/2012	135,000	137,362
Aries Vermoegensverwaltungs GmbH (c)
7.750%	10/25/2009	250,000	350,623
Aries Vermoegensverwaltungs GmbH, Reg S
9.600%	10/25/2014	2,250,000	2,888,325
Asbury Automotive Group, Inc.
9.000%	06/15/2012	220,000	228,800
Associated Materials, Inc.
9.750%	04/15/2012	89,000	92,560
AT&T Corp.
9.050%	11/15/2011	187,000	213,414
AT&T Corp.
9.750%	11/15/2031	100,000	129,500
ATA Holdings Corp., Step-Up (d)
13.000%	02/01/2009	382,000	74,490
Autonation, Inc.
9.000%	08/01/2008	205,000	226,012
Aztar Corp.
9.000%	08/15/2011	149,000	160,920
Bank Plus Corp.
12.000%	07/18/2007	155,000	166,237
Bankunited Capital Trust Preferred
10.250%	12/31/2026	375,000	408,750

BCP Crystal Holdings Corp.
9.625%	06/15/2014	$73,000	$82,490
BE Aerospace, Inc. (a)
8.875%	05/01/2011	71,000	75,792
Beazer Homes USA, Inc.
8.375%	04/15/2012	246,000	264,142
Berry Plastics Corp.
10.750%	07/15/2012	119,000	130,602
Block Communications, Inc.
9.250%	04/15/2009	112,000	118,860
Boise Cascade LLC
7.125%	10/15/2014	123,000	120,847
Boyd Gaming Corp.
8.750%	04/15/2012	134,000	145,390
Burns Philp Capital Property Limited/Burns Philp Capital US, Inc.
9.750%	07/15/2012	162,000	176,580
Caesars Entertainment, Inc.
7.875%	03/15/2010	261,000	289,384
Caithness Coso Funding Corp.
9.050%	12/15/2009	76,917	82,686
California Steel Industries, Inc.
6.125%	03/15/2014	67,000	62,478
Calpine Canada Energy Finance Ulc (a)
8.500%	05/01/2008	225,000	162,562
Calpine Corp. (FRN)(c)
9.349%	07/15/2007	276,360	234,906
Cascadia, Ltd. (c)
6.475%	06/13/2008	250,000	250,500
Case New Holland Inc.
9.250%	08/01/2011	75,000	81,187
Ccm Merger Inc.
8.000%	08/01/2013	30,000	30,562
Centennial Cellular Operating Co./Centennial Communications Corp.
10.125%	06/15/2013	190,000	213,988
Century Aluminum Co.
7.500%	08/15/2014	70,000	71,750
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.
0.000%	05/15/2011	318,000	228,960
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. (c)
8.375%	04/30/2014	671,000	679,388
Chesapeake Energy Corp.
6.875%	01/15/2016	252,000	261,450
Church & Dwight Co., Inc.
6.000%	12/15/2012	150,000	150,375
Cincinnati Bell, Inc. (c)
7.000%	02/15/2015	120,000	119,400
Cincinnati Bell, Inc. (c)
8.375%	01/15/2014	40,000	41,200
Cinemark USA, Inc.
9.000%	02/01/2013	71,000	74,727

Cinemark, Inc.
9.750%	03/15/2014	$171,000	$117,990
CITGO Trustees Cayman Limited (c)
8.500%	12/21/2014	173,000	172,135
Citizens Communications Co.
6.250%	01/15/2013	119,000	115,728
Clayton William Energy (c)
7.750%	08/01/2013	50,000	49,875
CMS Energy Corp.
8.500%	04/15/2011	93,000	104,509
CMS Energy Corp.
9.875%	10/15/2007	116,000	127,310
Collins & Aikman Floor Cover Co.
9.750%	02/15/2010	71,000	74,017
Comforce Operating, Inc.
12.000%	12/01/2007	109,000	109,000
Community Health Systems, Inc.
6.500%	12/15/2012	119,000	120,636
Compass Minerals Group, Inc.
10.000%	08/15/2011	42,000	45,990
Constellation Brands, Inc.
8.125%	01/15/2012	75,000	80,250
Cooper Standard Auto
8.375%	12/15/2014	75,000	66,000
Corrections Corp. of America
6.250%	03/15/2013	125,000	124,375
Corus Entertainment, Inc.
8.750%	03/01/2012	82,000	88,662
Coventry Health Care, Inc.
6.125%	01/15/2015	60,000	61,200
CP Ships Limited
10.375%	07/15/2012	237,000	266,921
Crown European Holdings SA
9.500%	03/01/2011	134,000	147,400
Crown European Holdings SA
10.875%	03/01/2013	69,000	80,902
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Step-Up
10.500%	10/01/2014	90,000	64,800
CSC Holdings, Inc.
7.625%	04/01/2011	256,000	257,920
Dana Corp.
10.125%	03/15/2010	130,000	134,656
DaVita, Inc. (c)
6.625%	03/15/2013	120,000	123,900
DaVita, Inc. (c)
7.250%	03/15/2015	100,000	103,500
Dayton Superior Corp.
13.000%	06/15/2009	93,000	84,165
Del Monte Corp. (c)
6.750%	02/15/2015	50,000	51,375
Del Monte Corp.
8.625%	12/15/2012	145,000	159,500

Delta Petroleum Corp. (c)
7.000%	04/01/2015	$40,000	$38,400
Dex Media East LLC/Dex Media East Finance Co.
9.875%	11/15/2009	160,000	175,600
Dex Media West LLC/Dex Media Finance Co.
5.875%	11/15/2011	139,000	137,610
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%	08/15/2010	91,000	99,190
Dex Media West LLC/Dex Media Finance Co., Series B
9.875%	08/15/2013	160,000	182,400
Dex Media, Inc.
8.000%	11/15/2013	367,000	392,690
DI Finance / DynCorp International (c)
9.500%	02/15/2013	155,000	153,837
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%	03/15/2013	231,000	256,121
Doane Pet Care Co.
10.750%	03/01/2010	233,000	251,640
Dobson Communications Corp.
8.875%	10/01/2013	83,000	82,793
Dole Food Co., Inc.
8.625%	05/01/2009	71,000	76,325
Domino’s, Inc.
8.250%	07/01/2011	87,000	93,743
Douglas Dynamics LLC (c)
7.750%	01/15/2012	86,000	86,645
Dow Jones CDX HY (a)(c)(e)
8.250%	06/29/2010	7,939,000	8,008,466
DR Horton, Inc.
9.375%	03/15/2011	78,000	83,638
DR Horton, Inc.
9.750%	09/15/2010	87,000	101,406
Dresdner Bank AG for Ukreximbank
8.750%	02/10/2010	220,000	228,800
Dresser, Inc.
9.375%	04/15/2011	71,000	74,550
Dura Operating Corp., Series B
8.625%	04/15/2012	93,000	88,350
Dura Operating Corp., Series B
9.000%	05/01/2009	28,000	27,083
Dw 6 Gol Pool
6.000%	08/25/2020	315,000	326,074
Dynegy Holdings, Inc. (a)
6.875%	04/01/2011	59,000	59,148
Dynegy Holdings, Inc. (a)
8.750%	02/15/2012	67,000	73,700
Dynegy Holdings, Inc. (c)
10.125%	07/15/2013	287,000	327,180
Eagle-Picher Industries, Inc. (a)(d)
9.750%	09/01/2013	142,000	104,370
Earle M. Jorgenson Co.
9.750%	06/01/2012	194,000	210,490

Echostar DBS Corp.
6.625%	10/01/2014	$512,000	$508,160
Echostar DBS Corp.
9.125%	01/15/2009	82,000	87,125
Edison Mission Energy Corp.
9.875%	04/15/2011	71,000	83,602
El Paso Corp. (a)
7.875%	06/15/2012	263,000	276,150
EL Paso Production Holding Co.
7.750%	06/01/2013	309,000	327,926
Eletropaulo Metropolitana de Sao Paulo SA (c)
19.125%	06/28/2010	640,000	270,268
Emblem Finance Co., Ltd. (c)
7.070%	06/20/2010	340,000	343,099
Emmis Operating Co.
6.875%	05/15/2012	104,000	104,000
Entercom Radio LLC/Entercom Capital, Inc.
7.625%	03/01/2014	75,000	78,469
Equistar Chemicals, LP/Equistar Funding Corp.
8.750%	02/15/2009	206,000	218,875
Equistar Chemicals, LP/Equistar Funding Corp.
10.625%	05/01/2011	99,000	110,385
Extendicare Health Services, Inc.
9.500%	07/01/2010	71,000	76,502
FelCor Lodging, LP REIT
9.000%	06/01/2011	101,000	111,605
Finlay Fine Jewelry Corp.
8.375%	06/01/2012	100,000	93,500
Flextronics International, Ltd.
6.250%	11/15/2014	294,000	291,060
Forest Oil Corp.
7.750%	05/01/2014	130,000	139,100
Fort James Corp.
6.875%	09/15/2007	93,000	96,720
Foundation Re Limited (c)
6.910%	11/24/2008	250,000	250,500
Freescale Semiconductor, Inc.
7.125%	07/15/2014	97,000	103,305
Fresenius Medical Care Capital Trust II
7.875%	02/01/2008	123,000	128,535
Fresenius Medical Care Capital Trust IV
7.875%	06/15/2011	112,000	120,960
General Motors Acceptance Corp.
5.850%	01/14/2009	100,000	96,606
General Motors Acceptance Corp.
7.250%	03/02/2011	100,000	97,404
Georgia-Pacific Corp.
8.125%	05/15/2011	394,000	442,265
Georgia-Pacific Corp.
9.375%	02/01/2013	239,000	270,070
The Goodyear Tire & Rubber Co. (a)
7.857%	08/15/2011	219,000	221,190
The Goodyear Tire & Rubber Co. (c)
9.000%	07/01/2015	190,000	193,800

Graham Packaging Co., Inc. (a)(c)
9.875%	10/15/2014	$86,000	$88,580
Graphic Packaging International Corp. (a)
8.500%	08/15/2011	212,000	221,540
Graphic Packaging International Corp.
9.500%	08/15/2013	95,000	97,375
Greenbrier Cos., Inc. (c)
8.375%	05/15/2015	115,000	119,888
Hanover Equipment Trust, Class A
8.500%	09/01/2008	71,000	74,017
HCA, Inc.
6.300%	10/01/2012	343,000	348,605
HCA, Inc.
6.375%	01/15/2015	502,000	513,809
Healthsouth Corp. (a)(b)(d)
7.625%	06/01/2012	391,000	383,180
Host Marriott, LP REIT
6.375%	03/15/2015	140,000	138,600
Host Marriott, LP REIT
9.500%	01/15/2007	186,000	196,462
HSBC Bank PLC
0.000%	01/12/2010	800,000	458,400
Huntsman International LLC (a)(c)
7.375%	01/01/2015	299,000	303,485
Huntsman International LLC
9.875%	03/01/2009	205,000	219,094
Huntsman International LLC
10.125%	07/01/2009	326,000	336,595
Huntsman International LLC
10.125%	07/01/2009	123,000	153,174
Huntsman International LLC
11.500%	07/15/2012	71,000	82,715
Imco Recycling, Inc.
10.375%	10/15/2010	95,000	104,737
ING Bank NV (c)
11.890%	12/30/2009	290,000	74,240
Ingram Micro, Inc.
9.875%	08/15/2008	186,000	195,300
Inland Fiber Group LLC
9.625%	11/15/2007	186,000	85,560
Innophos, Inc. (c)
8.875%	08/15/2014	200,000	205,500
Intelsat Bermuda Limited (c)
8.625%	01/15/2015	170,000	181,050
Inter-American Development Bank
0.000%	12/08/2009	250,000	97,817
Intrawest Corp.
7.500%	10/15/2013	118,000	121,540
INVISTA (c)
9.250%	05/01/2012	220,000	242,275
Iron Mountain, Inc.
7.750%	01/15/2015	68,000	70,040

Isle of Capri Casinos, Inc.
7.000%	03/01/2014	$78,000	$78,585
Isle of Capri Casinos, Inc.
9.000%	03/15/2012	268,000	290,780
ISP Holdings, Inc., Series B
10.625%	12/15/2009	153,000	163,327
Ispat Inland ULC
9.750%	04/01/2014	109,000	128,620
Jacuzzi Brands, Inc.
9.625%	07/01/2010	81,000	89,100
Jean Coutu Group, Inc. (a)
8.500%	08/01/2014	203,000	201,224
John Q. Hammons Hotels, Inc., Series B
8.875%	05/15/2012	116,000	127,165
Johor Corp., Series P3, Step-Up
1.000%	07/31/2012	1,870,000	503,586
JP Morgan Jersey, Ltd., MTNG
0.000%	01/02/2015	2,170,000	235,410
JSG Funding PLC (a)
7.750%	04/01/2015	90,000	76,500
JSG Funding PLC
9.625%	10/01/2012	119,000	120,190
K. Hovnanian Enterprises, Inc.
8.875%	04/01/2012	97,000	105,487
Kaiser Aluminum & Chemical Corp., Series B (a)(d)
10.875%	10/15/2006	168,000	161,280
Kansas City Southern Railway, Co.
7.500%	06/15/2009	75,000	77,250
KB Home
8.625%	12/15/2008	76,000	82,814
Kerzner International Limited
8.875%	08/15/2011	186,000	199,020
Koppers, Inc.
9.875%	10/15/2013	114,000	124,260
Kuznetski Capital for Bank of Moscow (c)
7.375%	11/26/2010	485,000	500,156
L-3 Communications Corp.
5.875%	01/15/2015	149,000	145,647
L-3 Communications Corp.
6.125%	01/15/2014	100,000	101,250
L-3 Communications Corp. (c)
6.375%	10/15/2015	85,000	86,062
Leslie’s Poolmart
7.750%	02/01/2013	60,000	61,050
Level 3 Communications, Inc. (a)
9.125%	05/01/2008	75,000	61,688
Levi Strauss & Co.
8.254%	04/01/2012	120,000	120,000
Levi Strauss & Co.
9.750%	01/15/2015	140,000	147,000
Lin Television Corp.
6.500%	05/15/2013	82,000	79,130
Lucent Technologies, Inc.
6.450%	03/15/2029	301,000	270,900

Lyondell Chemical Co.
10.500%	06/01/2013	$75,000	$86,625
Lyondell Chemical Co. Series A
9.625%	05/01/2007	76,000	81,130
Lyondell Chemical Co. Series B
9.875%	05/01/2007	72,000	73,980
Mail-Well, Inc.
9.625%	03/15/2012	220,000	237,600
Mandalay Resort Group (a)
9.375%	02/15/2010	130,000	144,950
Mandalay Resort Group
10.250%	08/01/2007	179,000	195,558
MCI, Inc.
6.908%	05/01/2007	182,000	184,275
MCI, Inc.
7.688%	05/01/2009	300,000	312,750
Mediacom LLC/Mediacom Capital Corp. (a)
9.500%	01/15/2013	213,000	217,792
Medianews Group, Inc.
6.875%	10/01/2013	75,000	75,562
MedQuest, Inc., Series B
11.875%	08/15/2012	123,000	119,925
Mercer International, Inc.
9.250%	02/15/2013	85,000	71,187
Meristar Hospitality Corp. REIT
9.125%	01/15/2011	185,000	196,562
MeriStar Hospitality Operating Partnership, LP/MeriStar Hospitality Finance Corp. REIT
10.500%	06/15/2009	104,000	111,020
Meritage Homes Corp.
6.250%	03/15/2015	60,000	57,900
Metaldyne Corp. (a)
11.000%	06/15/2012	130,000	96,200
MGM Mirage (a)
8.375%	02/01/2011	190,000	208,288
Midwest Generation LLC
8.750%	05/01/2034	309,000	346,080
Milacron Escrow Corp.
11.500%	05/15/2011	145,000	147,175
Mirant Americas Generation LLC (d)
7.625%	05/01/2006	86,000	99,115
Mohegan Tribal Gaming Authority
6.125%	02/15/2013	60,000	60,825
Mohegan Tribal Gaming Authority
6.375%	07/15/2009	123,000	125,152
Mohegan Tribal Gaming Authority
6.875%	02/15/2015	85,000	87,869
Mohegan Tribal Gaming Authority
8.000%	04/01/2012	100,000	106,875
Morgan Stanley (c)
0.000%	05/20/2010	350,000	367,675
Mylan Laboratories Inc. (c)
5.750%	08/15/2010	25,000	24,938

Mylan Laboratories Inc. (c)
6.375%	08/15/2015	$65,000	$65,163
National Waterworks, Inc.
10.500%	12/01/2012	71,000	83,070
Navigator Gas Transport PLC (c)(d)
10.500%	06/30/2007	247,000	227,240
Navistar International Corp. (c)
6.250%	03/01/2012	60,000	59,100
NDCHealth Corp.
10.500%	12/01/2012	138,000	149,385
Newfield Exploration Co.
8.375%	08/15/2012	121,000	131,890
Nextel Communications, Inc.
7.375%	08/01/2015	700,000	754,250
Nextel Partners, Inc.
12.500%	11/15/2009	247,000	267,378
NMHG Holding Co.
10.000%	05/15/2009	89,000	94,340
Novelis, Inc. (c)
7.250%	02/15/2015	180,000	184,050
NRG Energy Inc.
8.000%	12/15/2013	192,000	205,440
NTK Holdings, Inc., Step-Up (c)
0.000%	03/01/2014	195,000	111,150
Ocwen Capital Trust 1
10.875%	08/01/2027	196,000	201,880
Oregon Steel Mills, Inc.
10.000%	07/15/2009	138,000	149,730
Orion Network Systems, Inc. (d)
12.500%	01/15/2007	446,000	251,990
Owens-Brockway
7.750%	05/15/2011	108,000	114,480
Owens-Brockway
8.750%	11/15/2012	298,000	325,193
Owens-Brockway
8.875%	02/15/2009	216,000	228,420
Pacificare Health Systems, Inc.
10.750%	06/01/2009	111,000	121,684
PanAmSat Corp.
9.000%	08/15/2014	153,000	169,065
PanAmSat Holding Corp., Step-Up
10.375%	11/01/2014	75,000	53,625
Parametric Re, Ltd. (c)
7.780%	11/19/2007	300,000	310,917
PCI Chemicals Canada, Inc., Series B
10.000%	12/31/2008	95,000	100,225
Peabody Energy Corp.
6.875%	03/15/2013	123,000	130,380
Pemex Project Funding Master Trust
7.375%	12/15/2014	319,000	352,495
Pemex Project Funding Master Trust
8.500%	02/15/2008	129,000	140,158

Pemex Project Funding Master Trust
9.125%	10/13/2010	$284,000	$331,428
Penn National Gaming, Inc. (a)(c)
6.750%	03/01/2015	60,000	60,375
Penn National Gaming, Inc.
8.875%	03/15/2010	138,000	147,142
Petco Animal Supplies, Inc.
10.750%	11/01/2011	149,000	165,390
Petroleum Export/Cayman
5.265%	06/15/2011	1,115,000	1,112,279
Petroleum Helicopters, Inc.
9.375%	05/01/2009	75,000	78,844
Pinnacle Entertainment, Inc.
8.250%	03/15/2012	175,000	184,187
Pioneer 2002 Limited (c)
8.410%	06/15/2006	250,000	251,925
Pioneer 2002 Limited (c)
9.160%	06/15/2006	250,000	253,325
Pioneer 2002 Limited (c)
9.410%	06/15/2006	250,000	250,075
Playtex Products, Inc.
8.000%	03/01/2011	108,000	115,560
Playtex Products, Inc.
9.375%	06/01/2011	112,000	118,720
Pliant Corp.
11.125%	09/01/2009	100,000	96,500
PolyOne Corp.
8.875%	05/01/2012	44,000	44,110
The Premcor Refining Group, Inc.
9.500%	02/01/2013	186,000	212,970
Primedia, Inc.
8.000%	05/15/2013	183,000	186,202
Psychiatric Solutions (c)
7.750%	07/15/2015	60,000	61,200
Quicksilver Inc. (c)
6.875%	04/15/2015	100,000	100,750
Quintiles Transnational Corp.
10.000%	10/01/2013	91,000	101,465
Qwest Capital Funding, Inc. (a)
7.900%	08/15/2010	196,000	196,980
Qwest Corp.
9.125%	03/15/2012	560,000	613,200
Qwest Services Corp.
13.500%	12/15/2010	514,000	591,100
Qwest Services Corp.
14.000%	12/15/2014	373,000	451,330
Radio One, Inc.
8.875%	07/01/2011	108,000	115,695
Rainbow National Services LLC (c)
8.750%	09/01/2012	101,000	110,847
Range Resources Corp.
6.375%	03/15/2015	60,000	60,300
Redwood Capital (c)
7.700%	12/31/2049	250,000	250,300

Reliant Energy, Inc.
9.250%	07/15/2010	$148,000	$162,060
Reliant Energy, Inc.
9.500%	07/15/2013	290,000	322,625
Residential Reinsurance Ltd., Series B (c)
11.770%	06/06/2008	300,000	300,000
Rexnord Corp.
10.125%	12/15/2012	80,000	87,600
RH Donnelley Corp.
6.875%	01/15/2013	200,000	204,000
RH Donnelley Finance Corp. I (c)
8.875%	12/15/2010	104,000	113,100
RH Donnelley Finance Corp. I (c)
10.875%	12/15/2012	160,000	185,600
Rhodia SA
10.250%	06/01/2010	94,000	101,285
Rite Aid Corp.
8.125%	05/01/2010	149,000	153,656
Rite Aid Corp.
9.500%	02/15/2011	75,000	80,344
RJ Reynolds Tobacco Holdings, Inc./Old (c)
6.500%	07/15/2010	60,000	59,700
Rogers Wireless Communications, Inc.
7.500%	03/15/2015	319,000	348,508
Rogers Wireless Communications, Inc. (a)
8.000%	12/15/2012	6,000	6,465
Rotech Healthcare, Inc.
9.500%	04/01/2012	194,000	208,550
Royal Caribbean Cruises Limited
8.750%	02/02/2011	116,000	132,530
Rural Cellular Corp.
9.625%	05/15/2008	82,000	81,795
Rural Cellular Corp.
9.750%	01/15/2010	105,000	104,606
Rural Cellular Corp. (a)
9.875%	02/01/2010	132,000	140,580
Russell Corp.
9.250%	05/01/2010	93,000	98,347
Saks, Inc. (a)
8.250%	11/15/2008	202,000	209,070
Sanmina-SCI Corp.
6.750%	03/01/2013	85,000	81,812
SBA Communications Corp.
8.500%	12/01/2012	149,000	160,547
SBA Telecommunications, Inc./SBA Communications Corp. (c)
9.750%	12/15/2011	170,000	155,975
Seagate Technology Hdd Holdings Corp.
8.000%	05/15/2009	82,000	87,227
Sealy Mattress Co.
8.250%	06/15/2014	104,000	110,760
Select Medical Corp. (c)
7.625%	02/01/2015	120,000	118,500

Shaw Communications, Inc., Series B
8.540%	09/30/2027	$543,000	$467,983
Sinclair Broadcast Group, Inc.
8.000%	03/15/2012	425,000	438,812
Six Flags, Inc. (a)
8.875%	02/01/2010	224,000	221,200
Six Flags, Inc.
9.625%	06/01/2014	100,000	97,125
Smithfield Foods, Inc. (a)
7.625%	02/15/2008	114,000	119,130
Solo Cup Co.
8.500%	02/15/2014	117,000	112,027
Sonat, Inc.
7.625%	07/15/2011	172,000	177,160
Southern Natural Gas Co.
7.350%	02/15/2031	116,000	124,059
Southern Natural Gas Co.
8.000%	03/01/2032	168,000	193,215
Southern Natural Gas Co.
8.875%	03/15/2010	101,000	110,210
Standard Parking Corp.
9.250%	03/15/2008	182,000	178,360
Standard-Pacific Corp.
9.250%	04/15/2012	75,000	84,000
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	298,000	333,760
State of Israel, ILS
5.500%	12/04/2023	425,000	460,216
Station Casinos, Inc.
6.500%	02/01/2014	200,000	205,000
Steel Dynamics, Inc.
9.500%	03/15/2009	75,000	80,063
Stena AB
7.000%	12/01/2016	56,000	54,390
Stena AB
9.625%	12/01/2012	80,000	88,100
Stone Container Corp.
8.375%	07/01/2012	175,000	178,062
Stone Container Corp.
9.250%	02/01/2008	168,000	175,560
Stone Container Corp.
9.750%	02/01/2011	294,000	309,067
Stone Energy Corp.
6.750%	12/15/2014	100,000	99,000
Stoneridge, Inc.
11.500%	05/01/2012	173,000	183,380
Sungard Data Systems Inc. (c)
9.125%	08/15/2013	95,000	98,681
Sungard Data Systems Inc. (c)
10.250%	08/15/2015	35,000	36,269
Swift & Co.
10.125%	10/01/2009	75,000	81,562

Sybron Dental Specialties, Inc.
8.125%	06/15/2012	$155,000	$166,625
TD Funding Corp.
8.375%	07/15/2011	116,000	123,540
TECO Energy, Inc.
7.200%	05/01/2011	230,000	249,550
Teekay Shipping Corp.
8.875%	07/15/2011	75,000	86,063
Tekni-Plex, Inc. (a)(c)
10.875%	08/15/2012	35,000	38,150
Tekni-Plex, Inc. Series B (a)
12.750%	06/15/2010	170,000	124,950
Tembec Industries, Inc.
7.750%	03/15/2012	149,000	114,357
Tenet Healthcare Corp.
6.375%	12/01/2011	148,000	140,600
Tenet Healthcare Corp.
9.875%	07/01/2014	141,000	150,870
Tengizchevroil Finance Co S.ar.1, Series A (c)
6.124%	11/15/2014	663,000	672,116
Tenneco Automotive Inc.
10.250%	07/15/2013	116,000	132,240
Tenneco Automotive, Inc. (a)
8.625%	11/15/2014	49,000	51,205
Tennessee Gas Pipeline Co.
7.000%	10/15/2028	82,000	84,141
Tennessee Gas Pipeline Co.
7.500%	04/01/2017	524,000	576,963
Terex Corp.
9.250%	07/15/2011	101,000	109,837
Terex Corp.
10.375%	04/01/2011	205,000	221,400
Tesoro Corp.
8.000%	04/15/2008	291,000	307,369
Tesoro Corp. (a)
9.625%	04/01/2012	88,000	97,680
Texas Genco LLC/Texas Genco Financing Corp. (c)
6.875%	12/15/2014	351,000	368,550
Time Warner Telecom Holdings, Inc. (c)
9.250%	02/15/2014	120,000	122,100
Time Warner Telecom LLC/Time Warner Telecom, Inc.
9.750%	07/15/2008	83,000	84,038
Titan Petrochemicals Group, Ltd. (c)
8.500%	03/18/2012	224,000	210,560
Toll Corp.
8.250%	12/01/2011	75,000	80,813
Triad Hospitals, Inc.
7.000%	11/15/2013	400,000	412,000
Trimas Corp.
9.875%	06/15/2012	207,000	176,985
Triton PCS, Inc.
8.500%	06/01/2013	132,000	121,440
Trustreet Properties, Inc. REIT (c)
7.500%	04/01/2015	105,000	107,887

TRW Automotive, Inc.
9.375%	02/15/2013	$73,000	$81,760
TXU Corp. (c)
5.550%	11/15/2014	200,000	194,975
UbiquiTel Operating Co.
9.875%	03/01/2011	97,000	108,276
UBS Luxembourg SA
6.230%	02/11/2015	690,000	695,844
Ucar Finance, Inc.
10.250%	02/15/2012	89,000	95,452
United Biscuits Finance PLC
10.750%	04/15/2011	149,000	268,512
United Rentals North America, Inc. (a)
7.000%	02/15/2014	391,000	368,517
United States Steel Corp.
9.750%	05/15/2010	69,000	75,900
United States Steel LLC
10.750%	08/01/2008	114,000	128,108
Universal City Development Partners
11.750%	04/01/2010	142,000	163,122
Universal Compression, Inc.
7.250%	05/15/2010	119,000	124,057
Universal Hospital Services, Inc.
10.125%	11/01/2011	91,000	93,730
Valor Telecommunications Enterprises LLC/Finance Corp. (c)
7.750%	02/15/2015	60,000	59,550
Vertis, Inc.
9.750%	04/01/2009	84,000	87,780
Visteon Corp.
7.000%	03/10/2014	75,000	64,969
Visteon Corp.
8.250%	08/01/2010	150,000	144,750
VTB Capital SA (c)
6.250%	07/02/2035	800,000	798,000
WCI Communities, Inc.
9.125%	05/01/2012	130,000	137,475
Western Financial Bank Corp.
9.625%	05/15/2012	142,000	154,070
Western Forest Products, Inc. (c)
15.000%	07/28/2009	119,000	129,710
Western Wireless Corp.
9.250%	07/15/2013	61,000	69,540
William Lyon Homes, Inc.
10.750%	04/01/2013	129,000	142,868
Williams Cos., Inc.
7.125%	09/01/2011	688,000	749,920
Williams Cos., Inc.
8.750%	03/15/2032	75,000	92,812
Williams Scotsman, Inc.
9.875%	06/01/2007	179,000	175,420
WMG Holdings Corp. (c)
9.500%	12/15/2014	241,000	169,905

Wolverine Tube, Inc., Series B (a)
10.500%	04/01/2009	$149,000	$135,590
WRC Media, Inc./Weekly Reader Corp./JLC Learning Corp.
12.750%	11/15/2009	276,000	294,285
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%	12/01/2014	347,000	337,891
XTO Energy, Inc.
7.500%	04/15/2012	194,000	219,721

TOTAL CORPORATE DEBT
(Cost $79,135,637)			78,330,596

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
Collateralized Mortgage Obligations
AESOP Funding II LLC, Series 2005-1A, Class A2 (c)
3.490%	04/20/2009	50,000	49,805
Asset Securitization Corp., Series 1995-MD4, Class A4
7.384%	08/13/2029	186,000	196,068
Asset Securitization Corp., Series 1995-MD4, Class A5
7.384%	08/13/2029	745,000	784,389
Asset Securitization Corp., Series 1995-MD7, Class A1B
7.410%	01/13/2030	229,879	237,429
Asset Securitization Corp., Series 1997-D4, Class B1
7.525%	04/14/2029	368,000	410,859
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3
4.512%	12/10/2042	136,000	133,522
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A4
4.783%	07/10/2042	240,000	238,675
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A2
4.501%	07/10/2043	200,000	197,625
Banc of America Funding Corp., Series 2004-2, Class 2A1
6.500%	07/20/2032	196,626	201,136
Banc of America Mortgage Securities, Series 2005-E, Class 2A2
4.994%	06/25/2035	63,502	63,436
Bank of America Mortgage Securities, Series 2004-8, Class 5A1
6.500%	05/25/2032	177,644	181,409
Bank of America Mortgage Securities, Series 2004-E, Class 2A9
3.712%	06/25/2034	74,516	74,438
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A2
4.945%	02/11/2041	70,000	70,298
BMW Vehicle Owner Trust, Series 2005-A, Class A2
3.660%	12/26/2007	210,000	209,515

Capital Auto Receivables Asset Trust, Series 2005-1, Class A2B
3.730%	07/16/2007	$110,000	$109,897
Centex Home Equity, Series 2005-B, Class AF1
4.050%	03/25/2035	58,216	57,955
Centex Home Equity, Series 2005-C, Class AF1
4.196%	06/25/2035	165,227	164,272
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class IA2
2.451%	11/25/2018	26,279	26,173
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-1, Class 1A2
2.427%	06/25/2019	110,000	109,192
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2
3.720%	12/15/2007	190,000	189,316
Countrywide Alternative Loan Trust, Series 2004-J9, Class 1A1
2.598%	10/25/2034	107,798	107,832
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1
6.500%	08/25/2032	375,091	382,111
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF1B
4.317%	06/28/2035	166,905	166,435
Credit Suisse First Boston, Inc., Series A
	07/05/2006	380,000	248,623
Daimler Chrysler Auto Trust, Series 2002-A, Class A4
4.490%	10/06/2008	100,004	100,138
Daimler Chrysler Auto Trust, Series 2005-B, Class A2
3.750%	12/08/2007	190,000	189,525
Equity One ABS, Inc., Series 2004-3, Class AF2
3.800%	07/25/2034	30,000	29,756
First Chicago/Lennar Trust, Series 1997-CHL1, Class D (c)
7.718%	04/29/2039	317,000	318,288
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2
6.560%	11/18/2035	111,105	115,839
Ford Credit Auto Owner Trust, Series 2005-B, Class A2
3.780%	09/15/2007	200,000	199,733
FPL Energy National Wind (c)
5.608%	03/10/2024	75,000	73,590
FPL Energy National Wind (c)
6.125%	03/25/2019	40,000	39,187
Gazprom International SA, Reg S
7.201%	02/01/2020	1,301,000	1,398,575
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3
4.578%	06/10/2048	60,000	59,113
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3
6.869%	07/15/2029	76,991	79,767

GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4
4.547%	12/10/2041	$90,000	$88,503
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2
4.305%	08/10/2042	120,000	118,075
GSR Mortgage Loan Trust, Series 2004-12, Class 3A1
4.490%	12/25/2034	149,889	149,511
Honda Auto Receivables Owner Trust, Series 2005-3, Class A2
3.730%	10/18/2007	180,000	179,522
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A2
4.575%	07/15/2042	50,000	47,775
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C9, Class A2
7.770%	10/15/2032	399,000	441,267
LB Commercial Conduit Mortgage Trust, Series 199-C2, Class C
7.470%	10/15/2032	314,000	344,678
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2
7.950%	05/15/2025	373,000	418,900
Lehman XS Trust, Series 2005-2, Class 2A1B
5.180%	07/30/2035	280,000	281,313
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1
6.000%	07/25/2034	260,348	263,277
MASTR Seasoned Securities Trust, Series 2004-2, Class A1
6.500%	08/25/2032	411,484	421,226
Morgan Stanley Capital I, Series 1996-C1, Class F (c)
7.419%	02/15/2028	498,000	499,002
Morgan Stanley Capital I, Series 1997-XL1, Class G (c)
7.695%	10/03/2030	535,000	382,223
Nomura Asset Securities Corp., Series 1998-D, Class A
6.590%	03/15/2030	129,000	135,289
Onyx 2005-B A2
4.030%	04/15/2008	150,000	149,930
Onyx Acceptance Grantor Trust, Series 2002-B, Class A4
4.710%	03/15/2009	129,525	129,849
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2
6.360%	03/12/2034	373,000	400,196
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AF2
4.415%	04/25/2035	60,000	59,639
Residential Accredit Loans, Inc., Series 2003-QS1, Class A2
5.750%	01/25/2033	155,711	156,686

Residential Asset Mortgage Products, Inc., Series 2004-RS7, Class AI3
4.450%	07/25/2028	$140,000	$139,430
Structured Asset Securities Corp., Series 2005-4XS, Class 3A1
5.180%	03/25/2035	291,390	292,235
Toyota Auto Receivables Owner Trust, Series 2002-B, Class A4
4.390%	05/15/2009	212,550	212,849
Volkswagen Auto Lease Trust, Series 2005-A, Class A2
3.520%	04/20/2007	160,000	159,525
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2
4.380%	10/15/2041	180,000	177,748
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2
4.782%	03/15/2042	220,000	220,440
Washington Mutual, Inc., Series 2005-AR5, Class A1
4.852%	05/25/2035	240,990	241,425
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A1
4.548%	01/25/2035	131,033	130,879
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A10
3.803%	08/25/2034	116,438	116,339
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class A2
4.641%	11/25/2034	64,685	64,534
WFS Financial Owner Trust, Series 2002-2, Class A4
4.500%	02/20/2010	70,811	70,999
Whole Auto Loan Trust, Series 2004-1, Class A2A
2.590%	05/15/2007	144,582	143,927

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,935,117)			13,851,112

SOVEREIGN DEBT OBLIGATIONS — 29.5%

Argentine Republic, ARS
2.000%	01/03/2010 - 02/04/2018	2,452,200	1,298,671
Argentine Republic, ARS
3.010%	08/03/2012	1,821,000	1,680,783
Argentine Republic, ARS
5.830%	12/31/2033	246,241	105,639
Canada Government, CAD
5.000%	06/01/2014	655,000	577,957
Central Bank of Nigeria
5.092%	01/05/2010	107,823	99,780
Dominican Republic
9.040%	01/23/2018	128,000	134,400
French Republic, EUR
4.750%	10/25/2012	3,070,000	4,135,068

French Republic, EUR
5.000%	01/12/2006	$760,000	$930,286
French Republic, EUR
5.500%	10/25/2007 - 10/25/2010	610,000	803,462
French Republic, EUR
5.750%	10/25/2032	948,000	1,532,898
Hellenic Republic, EUR
3.500%	04/18/2008	437,000	542,908
Hellenic Republic, EUR
4.600%	05/20/2013	101,000	133,790
Hellenic Republic, EUR
4.650%	04/19/2007	866,000	1,088,227
Italian Republic, EUR
4.500%	03/01/2007	414,000	518,248
Italian Republic, EUR
5.000%	10/15/2007	722,000	923,010
Italian Republic, EUR
5.250%	12/15/2005	789,000	964,758
Japan Government, JPY (e)
1.400%	06/20/2012	740,000,000	6,833,375
Kingdom of Belgium, EUR
5.000%	09/28/2011	175,000	237,017
Kingdom of Belgium, EUR
5.750%	03/28/2008	327,000	429,441
Kingdom of Belgium, EUR
6.250%	03/28/2007	1,125,000	1,447,790
Kingdom of Spain, EUR
5.750%	07/30/2032	770,000	1,243,626
Kingdom of the Netherlands, EUR
5.500%	01/15/2028	646,000	991,464
Malaysia Government, MYR
4.720%	09/30/2015	1,025,000	284,693
New Zealand Government, NZD
7.000%	07/15/2009	917,000	654,207
Queensland Treasury Corp., AUD
6.000%	07/14/2009	3,272,000	2,552,559
Republic of Austria, EUR
6.250%	07/15/2027	1,351,000	2,249,143
Republic of Brazil
8.000%	04/15/2014	2,095,148	2,125,318
Republic of Brazil
8.750%	02/04/2025	1,205,000	1,214,038
Republic of Brazil
11.000%	08/17/2040	13,000	15,288
Republic of Brazil
15.450%	01/02/2014	404,040	384,044
Republic of Bulgaria
8.250%	01/15/2015	263,000	326,357
Republic of Bulgaria Private Placement (c)
8.250%	01/15/2015	263,000	326,778
Republic of Colombia
8.375%	02/15/2027	195,000	194,610

Republic of Colombia, COP
11.750%	03/01/2010	$905,000,000	$425,803
Republic of Colombia, COP
12.000%	10/22/2015	1,223,000,000	579,456
Republic of Colombia, EUR
11.375%	01/31/2008	414,000	589,391
Republic of Columbia
8.250%	12/22/2014	263,000	276,150
Republic of El Salvador (c)
7.625%	09/21/2034	178,000	199,360
Republic of Finland, EUR
2.750%	07/04/2006	111,000	134,933
Republic of Germany, EUR
3.500%	10/10/2008	1,549,000	1,935,160
Republic of Germany, EUR
3.750%	07/04/2013	2,550,000	3,227,937
Republic of Germany, EUR
4.500%	08/17/2007	127,000	160,307
Republic of Germany, EUR
5.000%	07/04/2012	343,000	467,389
Republic of Germany, EUR
5.250%	01/04/2011	940,000	1,278,183
Republic of Germany, EUR
5.375%	01/04/2010	153,000	206,268
Republic of Guatemala (c)
10.250%	11/08/2011	108,000	130,680
Republic of Hungary, HUF
8.500%	10/12/2005	56,850,000	281,322
Republic of Ivory Coast, FRF
1.900%	03/29/2018	3,505,624	111,461
Republic of Nigeria
6.250%	11/15/2020	250,000	247,500
Republic of Panama
8.125%	04/28/2034	246,000	276,750
Republic of Panama
9.375%	01/16/2023 - 04/01/2029	1,178,000	1,470,860
Republic of Peru
7.350%	07/21/2025	1,205,000	1,197,168
Republic of Peru, PEN
7.840%	08/12/2020	4,460,000	1,366,034
Republic of Peru, PEN
8.600%	08/12/2017	970,000	315,582
Republic of Peru, PEN
9.000%	01/31/2012	350,000	118,711
Republic of Peru, PEN
9.910%	05/05/2015	2,065,000	726,733
Republic of Peru, PEN
12.250%	08/10/2011	386,000	150,200
Republic of Poland, PLN
6.000%	05/24/2009	1,045,000	320,933
Republic of Portugal, EUR
3.250%	07/15/2008	540,000	667,457
Republic of Portugal, EUR
4.875%	08/17/2007	192,000	243,872

Republic of South Africa, ZAR
8.000%	12/21/2018	$912,000	$138,113
Republic of South Africa, ZAR
8.250%	09/15/2017	886,000	136,514
Republic of South Africa, ZAR
10.500%	12/21/2026	5,852,000	1,149,671
Republic of South Africa, ZAR
13.000%	08/31/2010	5,000,000	923,184
Republic of South Africa, ZAR
13.500%	09/15/2015	2,140,000	445,978
Republic of the Philippines
8.375%	02/15/2011	242,000	248,655
Republic of the Philippines
9.500%	02/02/2030	178,000	179,442
Republic of the Philippines
10.625%	03/16/2025	232,000	257,230
Republic of Turkey
7.000%	06/05/2020	665,000	640,894
Republic of Turkey
7.250%	03/15/2015	898,000	920,989
Republic of Turkey
8.000%	02/14/2034	250,000	257,813
Republic of Venezuela
8.500%	10/08/2014	572,000	593,450
Republic of Venezuela (a)
9.250%	09/15/2027	580,000	604,070
Republic of Venezuela, EUR
7.000%	03/16/2015	340,000	411,897
Russian Federation
3.000%	05/14/2008 - 05/14/2011	1,190,000	1,083,152
Russian Federation
5.000%	03/31/2030	1,301,000	1,442,549
Russian Federation Private Placement (c)
5.000%	03/31/2030	978,000	1,083,135
State of Israel, ILS
7.500%	03/31/2014	2,120,000	522,688
UBS AG, Jersey Branch, MTN
7.185%	04/20/2010	1,020,000	1,068,136
United Kingdom, GBP
4.000%	03/07/2009	2,126,000	3,706,851
United Kingdom, GBP
5.000%	03/07/2012	1,300,000	2,376,467
United Mexican States
7.500%	04/08/2033	393,000	449,789
United Mexican States
8.300%	08/15/2031	231,000	285,516
United Mexican States
10.500%	07/14/2011	7,770,000	793,201
United Mexican States, JPY
6.750%	06/06/2006	54,000,000	506,672
United Mexican States, MXN
0.000%	10/13/2005	2,370,000	219,273

United Mexican States, MXN
8.000%	12/19/2013 - 12/07/2023	$10,249,000	$843,486
United Mexican States, MXN
9.500%	12/18/2014	3,445,000	325,820
United Mexican States, MXN
10.000%	12/05/2024	4,035,000	391,057

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $77,741,616)			76,090,925

STRUCTURED OBLIGATIONS — 2.1%

Citigroup Global Markets Holdings Inc., Dominican Republic Unsec. Credit Linked Nts.
	03/10/2006 - 04/27/2006	365,115	404,236
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts.
	07/10/2006	229,965	202,512
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts. 2505 (c)
	05/02/2006	168,297	171,153
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts. 2520 (c)
	05/15/2006	146,940	150,924
Citigroup Global Markets Holdings, Inc., Egypt Unsec. Credit Linked Nts. (c)
	08/25/2005	148,999	151,227
Citigroup Global Markets Holdings, Inc., Republic of Brazil Unsec. Credit Linked Nts.
	07/03/2007	568,660	415,668
Citigroup Global Markets Holdings, Inc., Republic of Brazil Unsec. Credit Linked Nts. 2499 (c)
	10/04/2005	248,350	240,765
Citigroup Global Markets Holdings, Inc., Ukraine Unsec. Credit Linked Nts. (c)
	01/02/2010	58,772	57,839
Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts., UAH
	12/30/2009	1,765,000	406,963
Deutsche Bank AG, Egypt Unsec. Credit Linked Nts., EGP
	01/17/2006 - 03/09/2006	1,840,000	304,995
Deutsche Bank AG, Italian Republic Credit Linked Nts., EUR
	07/30/2010	1,400,000	1,689,784
Deutsche Bank AG, Moscow Region Unsec. Credit Linked Nts., RUB
	03/30/2010	1,619,000	61,333
Deutsche Bank AG, Republic of Indonesia Unsec. Credit Linked Nts.
	06/22/2013	229,333	261,704

JP Morgan Securities Ltd., Republic of Brazil Real Credit Linked Nts., BRL
	06/01/2013	$1,630,000	$236,134
JP Morgan Securities Ltd., Republic of Brazil Real Unsec. Credit Linked Nts., BRL
	01/02/2015	985,700	106,932
JP Morgan Securities Ltd., Republic of Colombia Unsec. Credit Linked Nts., COP
	08/03/2020	3,190,000,000	289,220
Lehman Brothers, Romanian Unsec. Credit Linked Nts.
	03/05/2007 - 04/18/2008	979,000	330,270
Lenman Brothers, Romanian Unsec. Credit Linked Nts.
	04/18/2010	57,000	19,560

TOTAL STRUCTURED OBLIGATIONS (Cost $5,525,328)			5,501,219

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.7%
Federal Home Loan Mortgage Corporation (FHLMC) — 3.7%
Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2035, Class PE
7.000%	03/15/2028	216,804	38,492
FHLMC, Series 2042, Class N
6.500%	03/15/2028	164,394	169,119
FHLMC, Series 2049, Class PL
7.000%	04/15/2028	1,359,162	236,020
FHLMC, Series 2055, Class ZM
6.500%	05/15/2028	100,221	104,494
FHLMC, Series 2080, Class Z
6.500%	08/15/2028	64,736	67,550
FHLMC, Series 2387, Class PD
6.000%	04/15/2030	112,203	113,178
FHLMC, Series 2410, Class NE
6.500%	09/15/2030	81,335	81,524
FHLMC, Series 2423, Class PD
6.500%	11/15/2030	17,724	17,715
FHLMC, Series 2430, Class ND
6.500%	01/15/2031	87,710	88,136
FHLMC, Series 2456, Class BD
6.000%	03/15/2030	58,490	58,718
FHLMC, Series 2550, Class QK
4.500%	04/15/2022	6,376	6,367
FHLMC, Series 2583, Class PA
5.500%	03/15/2022	198,825	199,943
FHLMC, Series 2819, Class S
5.510%	06/15/2034	915,171	89,170
FHLMC, Series 2920, Class S
4.260%	01/15/2035	526,196	29,618
FHLMC, Series 3000, Class SE
2.820%	07/15/2025	640,000	30,600
Total Collateralized Mortgage Obligations			1,330,644

Pass-Through Securities — 3.2%
FHLMC
3.625%	09/15/2006	$3,045,000	$3,026,271
FHLMC
3.750%	07/15/2009	421,000	530,157
FHLMC
4.500%	05/01/2019	1,103,635	1,086,778
FHLMC
6.000%	07/01/2024 - 09/01/2034	1,719,925	1,759,546
FHLMC
6.500%	04/01/2018 - 06/01/2035	1,338,185	1,386,948
FHLMC
7.000%	03/01/2031 - 10/01/2031	258,704	272,488
FHLMC
7.500%	02/01/2032	77,076	82,351
FHLMC
8.500%	08/01/2031	58,125	63,073
Total Pass-Through Securities			8,207,612
Total Federal Home Loan Mortgage Corporation (FHLMC)			9,538,256

Federal National Mortgage Association (FNMA) — 10.2%
Collateralized Mortgage Obligations — 1.1%
FNMA, Series 2001-50, Class NE
6.000%	08/25/2030	55,136	55,499
FNMA, Series 2001-51, Class OD
6.500%	10/25/2031	252,093	260,246
FNMA, Series 2001-70, Class LR
6.000%	09/25/2030	58,221	58,910
FNMA, Series 2001-T10, Class IO
0.450%	12/25/2041	10,389,895	221,668
FNMA, Series 2002-77, Class WF
3.810%	12/18/2032	64,974	65,378
FNMA, Series 2002-94, Class MA
4.500%	08/25/2009	40,138	40,046
FNMA, Series 2003-10, Class HP
5.000%	02/25/2018	230,000	229,864
FNMA, Series 2003-17, Class EQ
5.500%	03/25/2023	403,000	404,828
FNMA, Series 2003-23, Class EQ
5.500%	04/25/2023	331,000	332,477
FNMA, Series 2003-4, Class S, IO
4.790%	02/25/2033	164,114	16,341
FNMA, Series 2004-101, Class BG
5.000%	01/25/2020	155,000	155,069
FNMA, Series 2004-W9, Class 2A2
7.000%	02/25/2044	134,510	141,739
FNMA, Series 2005-40, Class SA, IO
3.240%	05/25/2035	1,738,520	105,330
FNMA, Series 2005-40, Class SB, IO
3.290%	05/25/2035	390,544	24,815
FNMA, Series 2005-71, Class DB
4.500%	08/25/2035	190,000	182,297

FNMA, Series 2005-71, Class SA, IO
3.430%	08/25/2025	$410,000	$24,637
FNMA, Series 324, Class 2, IO
6.500%	06/01/2032	364,317	73,184
FNMA, Series 333, Class IO
5.500%	03/01/2033	160,836	33,785
FNMA, Series 338, Class IO
5.500%	06/01/2033	283,956	59,799
FNMA, Series 350, Class 2, IO
5.500%	02/01/2034	862,214	178,553
FNMA, Series SMBS, Class 321, IO
6.500%	03/01/2032	534,366	112,046
Total Collateralized Mortgage Obligations			2,776,511

Pass-Through Securities — 9.1%
FNMA (e)
0.000%	10/05/2007	2,200,000	1,996,466
FNMA (e)
4.250%	08/15/2010	1,920,000	1,906,157
FNMA
5.000%	06/01/2018 - 07/01/2018	504,200	506,248
FNMA
5.500%	03/01/2033 - 01/01/2034	1,253,191	1,260,957
FNMA
6.000%	05/15/2008 - 09/01/2019	2,035,574	2,111,225
FNMA
6.500%	12/01/2028	94,050	97,577
FNMA (e)
6.625%	09/15/2009	1,164,000	1,261,816
FNMA
7.000%	11/01/2017 - 07/01/2032	247,873	259,598
FNMA
7.250%	05/15/2030	249,000	334,209
FNMA
7.500%	02/01/2027	57,730	61,915
FNMA TBA (f)
4.500%	08/01/2020	892,000	877,226
FNMA TBA (f)
5.000%	08/01/2020 - 08/01/2035	3,754,000	3,709,000
FNMA TBA (f)
5.500%	08/01/2020 - 05/01/2035	4,161,000	4,198,925
FNMA TBA (f)
6.000%	08/01/2035	2,171,000	2,217,473
FNMA TBA (f)
6.500%	08/01/2035	2,612,000	2,701,175
Total Pass-Through Securities			23,499,967
Total Federal National Mortgage Association (FNMA)			26,276,478

Government National Mortgage Association (GNMA) — 0.1%
Pass-Through Securities
GNMA
13.000%	10/15/2015	141,723	168,319
GNMA
13.500%	06/15/2015	184,324	220,408
Total Pass-Through Securities			388,727

Other Agencies — 1.7%
Pass-Through Securities
Resolution Funding Corp. Strips
	01/15/2021	$1,955,000	$941,239
Tennessee Valley Authority
4.650%	06/15/2035	150,000	144,278
Tennessee Valley Authority
6.790%	05/23/2012	2,948,000	3,333,094
Total Pass-Through Securities			4,418,611

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,097,759)			40,622,072

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bills — 1.5%
U.S. Treasury Bill
2.770%	08/04/2005	2,140,000	2,139,177
U.S. Treasury Bill
2.785%	08/04/2005	1,620,000	1,619,373
Total U.S. Treasury Bills			3,758,550

U.S. Treasury Bonds — 0.1%
U.S. Treasury Bond
7.250%	05/15/2016	261,000	325,516

U.S. Treasury Notes — 0.2%
U.S. Treasury Strips
0.000%	02/15/2016	913,000	574,234

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,647,326)			4,658,300

TOTAL BONDS & NOTES
(Cost $225,599,134)			222,540,705

		Number of
		Shares	Market Value
MUTUAL FUNDS - 0.3%

Energy Select Sector SPDR Fund (a)		4,710	224,196
Financial Select Sector SPDR Fund (a)		7,260	217,292
Utilities Select Sector SPDR Fund (a)		6,660	214,918
			656,406

TOTAL MUTUAL FUNDS
(Cost $570,327)			656,406

		Principal
		Amount	Market Value
OPTIONS — 0.0%
Brazilian Real Call, Expires 9/30/2005, Strike 2.350		$2,727,660	$15,635
Brazilian Real Swaption, Expires 10/3/2005, Strike 0.794		1,340,000	771
Israeli Shekel Call, Expires 9/27/2005, Strike 4.4565		4,000,000	13,980
Mexican Peso Call, Expires 10/12/2005, Strike 11.449		580,000	0
Mexican Peso Call, Expires 9/26/2005, Strike 10.696		6,700,000	6,697
Mexican Peso Swaption, Expires 10/11/2005, Strike 9.960		13,300,000	11,563
Mexican Peso Swaption, Expires 10/13/2005, Strike 9.990		13,300,000	14,891
Mexican Peso Swaption, Expires 8/19/2005, Strike 10.070		6,775,000	4,993
Mexican Peso Swaption, Expires 9/2/2005, Strike 10.35		1,370,000	3,501

TOTAL OPTIONS
(Cost $84,246)			72,031

TOTAL LONG TERM INVESTMENTS
(Cost $234,721,811)			232,700,049

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 22.0%
Cash Equivalents — 6.2% (g)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	306,226	306,226
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	216,113	216,113
Bank of America Bank Note
3.270%	08/30/2005	398,094	398,094
Bank of America Bank Note
3.270%	10/18/2005	214,358	214,358
Bank of America Bank Note
3.450%	09/16/2005	306,226	306,226
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	645,811	645,811
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	91,868	91,868
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	122,490	122,490
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	183,736	183,736
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	308,539	308,539
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	91,868	91,868
BGI Institutional Money Market Fund
		1,201,846	1,201,846
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	214,358	214,358
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	459,339	459,339

Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	$153,113	$153,113
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	621,219	621,219
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	218,597	218,597
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	612,452	612,452
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	153,113	153,113
Federal Home Loan Bank Discount Note
3.226%	08/12/2005	404,358	404,358
First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	60,203	60,203
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	306,226	306,226
Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	214,964	214,964
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	216,146	216,146
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	217,055	217,055
Freddie Mac Discount Note
3.244%	08/16/2005	367,471	367,471
Freddie Mac Discount Note
3.276%	08/16/2005	173,648	173,648
General Electric Capital Corp.
3.252%	08/04/2005	612,065	612,065
General Electric Capital Corp.
3.475%	09/12/2005	177,683	177,683
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		320,549	320,549
Harris Trust & Savings Bank
3.295%	11/04/2005	232,002	232,002
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	154,644	154,644
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	183,736	183,736
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	306,226	306,226
Merrimac Cash Fund, Premium Class
		48,996	48,996
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	612,452	612,452
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	396,206	396,206
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	110,241	110,241

Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	$318,475	$318,475
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	122,490	122,490
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	306,226	306,226
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	306,226	306,226
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	336,849	336,849
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	244,981	244,981
Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	244,981	244,981
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	122,490	122,490
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	192,387	192,387
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	306,226	306,226
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	363,136	363,136
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	380,970	380,970
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	251,108	251,108
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	284,499	284,499
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	347,799	347,799
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	214,358	214,358
			15,977,438

Repurchase Agreement — 15.8%
Investors Bank & Trust Co. Repurchase Agreement, dated 07/29/2005, 2.28%, due 08/01/2005 (h)		40,719,942	40,719,942

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			56,697,380

TOTAL INVESTMENTS — 112.1%
(Cost $291,419,191) (i)			$289,397,429

Other Assets/(Liabilities) — (12.1%)			(31,125,972)

NET ASSETS — 100.0%			$258,271,457

Notes to Portfolio of Investments

ARS - Argentine Peso
AUD - Australian Dollar
BRL - Brazilian Lira
CAD - Canadian Dollar
COP - Colombian Peso
EGP - Egyptian Pound
EUR - Euro
FRF - French Franc
GBP - British Pound
HUF - Hungarian Forint
ILS - Israeli Shekel
JPY - Japanese Yen
MXN - Mexican Peso
MYR - Malaysian Ringgit
NZD - New Zealand Dollar
PEN - Peruvian New Sol
PLN - Polish Zloty
REIT - Real Estate Investment Trust
RUB - Russian Ruble
TBA - To be announced
UAH - Ukraine Hryvnia
ZAR - South African Rand

(a)	Denotes all or a portion of security on loan (Note 2).
(b)	Non-income producing security.
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $26,637,570 or 10.3% of net assets.

(d)	Security is currently in default.
(e)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(f)	A portion of this security is purchased on a forward commitment basis (Note 2).
(g)	Represents investments of security lending collateral. (Note 2).
(h)

Maturity value of $40,727,679. Collateralized by U.S. Government Agency obligations with rates of 3.738% - 3.938%, maturity dates of 4/15/2023 - 12/15/2034, and an aggregate market value, including accrued interest of $42,755,939.

(I)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund —
Portfolio of Investments

July 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 62.5%
Advertising — 0.1%
Monster Worldwide, Inc. (a)(b)	1,400	$42,518
Omnicom Group, Inc.	1,600	135,792
		178,310

Aerospace & Defense — 2.6%
Boeing Co.	24,300	1,604,043
General Dynamics Corp.	8,300	956,077
Goodrich Corp.	1,900	84,056
Honeywell International, Inc.	13,400	526,352
Lockheed Martin Corp.	16,000	998,400
Northrop Grumman Corp.	5,900	327,155
Raytheon Co.	12,100	475,893
Rockwell Collins, Inc.	2,800	136,640
United Technologies Corp.	30,100	1,526,070
		6,634,686

Apparel, Textiles & Shoes — 0.4%
Coach, Inc. (a)	300	10,533
The Gap, Inc.	800	16,888
Jones Apparel Group, Inc.	2,200	67,254
Limited Brands	100	2,438
Liz Claiborne, Inc.	4,200	174,762
Nike, Inc. Cl. B	4,400	368,720
Nordstrom, Inc.	5,600	207,256
Reebok International Limited	900	38,070
VF Corp.	3,100	183,024
		1,068,945

Automotive & Parts — 0.3%
AutoNation, Inc. (a)	8,300	179,197
Ford Motor Co. (b)	38,800	416,712
General Motors Corp. (b)	2,400	88,368
Genuine Parts Co.	2,800	128,212
The Goodyear Tire & Rubber Co. (a)(b)	2,800	48,748
		861,237

Banking, Savings & Loans — 6.0%
AmSouth Bancorporation	8,400	234,444
Bank of America Corp.	63,500	2,768,600
Bank of New York Co., Inc.	10,400	320,112
BB&T Corp.	6,900	288,558
Capital One Financial Corp.	3,200	264,000
Comerica, Inc.	5,800	354,380
Compass Bancshares, Inc.	1,600	77,136
Fannie Mae	12,900	720,594
First Horizon National Corp. (b)	1,600	65,264
Freddie Mac	9,200	582,176
Golden West Financial Corp. (b)	3,600	234,432
JPMorgan Chase & Co.	54,700	1,922,158
KeyCorp	9,500	325,280

1

M&T Bank Corp.	2,300	$249,573
Marshall and Ilsley Corp.	2,700	123,984
Mellon Financial Corp.	6,500	197,990
National City Corp. (b)	20,200	745,582
North Fork Bancorporation, Inc.	5,650	154,753
Northern Trust Corp.	2,400	121,920
Providian Financial Corp. (a)(b)	19,100	360,990
Regions Financial Corp.	11,066	372,260
SLM Corp.	5,200	267,748
Sovereign Bancorp, Inc.	5,000	119,950
State Street Corp.	100	4,974
SunTrust Banks, Inc.	4,600	334,512
Synovus Financial Corp. (b)	4,100	121,237
U.S. Bancorp	23,000	691,380
Wachovia Corp.	19,828	998,935
Washington Mutual, Inc. (b)	25,100	1,066,248
Wells Fargo & Co.	21,200	1,300,408
Zions Bancorp	2,100	150,108
		15,539,686

Beverages — 1.7%
Brown-Forman Corp. Cl. B	1,000	58,450
The Coca-Cola Co.	45,300	1,982,328
Coca-Cola Enterprises, Inc.	7,000	164,500
Constellation Brands, Inc. Cl. A (a)	4,100	112,340
Molson Coors Brewing Co. Cl. B	1,400	87,780
The Pepsi Bottling Group Inc.	4,000	116,640
PepsiCo, Inc.	33,500	1,826,755
		4,348,793

Broadcasting, Publishing & Printing — 1.0%
Clear Channel Communications, Inc.	300	9,792
Comcast Corp. Cl. A (a)	26,100	802,053
Dow Jones & Co., Inc. (b)	900	33,777
Gannett Co., Inc.	4,500	328,320
The McGraw-Hill Companies, Inc.	6,500	299,065
Meredith Corp.	600	29,700
New York Times Co. Cl. A (b)	2,800	88,256
Time Warner, Inc. (a)	58,000	987,160
Univision Communications, Inc. Cl. A (a)	3,100	87,668
Viacom, Inc. Cl. B	900	30,141
		2,695,932

Building Materials & Construction — 0.1%
Louisiana-Pacific Corp. (b)	1,400	37,548
Masco Corp.	100	3,391
Vulcan Materials Co. (b)	2,100	147,504
		188,443

Chemicals — 0.8%
Air Products & Chemicals, Inc.	2,500	149,400
Dow Chemical Co.	800	38,360
Du Pont (E.I.) de Nemours & Co.	18,600	793,848
Eastman Chemical Co.	2,800	155,092

2

Engelhard Corp.	1,800	$51,642
International Flavors & Fragrances, Inc.	1,500	56,880
Monsanto Co.	5,100	343,587
PPG Industries, Inc.	2,800	182,084
Praxair, Inc.	3,200	158,048
Rohm & Haas Co.	2,600	119,756
		2,048,697

Commercial Services — 1.3%
Apollo Group, Inc. Cl. A (a)	100	7,515
Block (H&R), Inc. (b)	6,300	358,848
Cendant Corp.	40,700	869,352
Cintas Corp.	1,800	79,794
Donnelley (R.R.) & Sons Co.	1,300	46,865
eBay, Inc. (a)	9,500	396,910
Equifax, Inc.	7,200	262,080
Moody’s Corp. (b)	7,000	331,170
Paychex, Inc.	9,600	335,136
PerkinElmer, Inc.	2,200	46,156
Quest Diagnostics	2,600	133,484
Ryder System, Inc.	900	35,091
Waste Management, Inc.	16,800	472,416
		3,374,817

Communications — 0.9%
Avaya, Inc. (a)	500	5,165
Citizens Communications Co.	5,000	65,700
L-3 Communications Holdings, Inc.	1,900	148,637
Lucent Technologies, Inc. (a)(b)	4,200	12,306
Network Appliance, Inc. (a)(b)	5,600	142,856
Nextel Communications, Inc. Cl. A (a)	10,600	368,880
Qualcomm, Inc.	7,300	288,277
SBC Communications, Inc. (b)	50,500	1,234,725
Scientific-Atlanta, Inc.	4,300	165,550
Tellabs, Inc. (a)	300	2,916
		2,435,012

Communications Equipment — 0.3%
Motorola, Inc.	37,500	794,250

Computer Integrated Systems Design — 0.5%
Autodesk, Inc.	10,500	358,995
Computer Sciences Corp. (a)	2,500	114,450
Parametric Technology Corp. (a)	88,982	613,976
Sun Microsystems, Inc. (a)	55,500	213,120
		1,300,541

Computer Programming Services — 0.0%
Mercury Interactive Corp. (a)(b)	1,200	47,244

Computers & Information — 2.9%
Apple Computer, Inc. (a)	30,300	1,292,295
Cisco Systems, Inc. (a)	99,000	1,895,850
Comverse Technology, Inc. (a)	3,100	78,399

3

Dell, Inc. (a)	38,000	$1,537,860
EMC Corp. (a)	37,700	516,113
International Business Machines Corp.	22,600	1,886,196
International Game Technology	6,800	186,048
Jabil Circuit, Inc. (a)	5,600	174,664
Lexmark International, Inc. (a)	100	6,270
Solectron Corp. (a)	14,800	56,832
		7,630,527

Computers & Office Equipment — 0.6%
Electronic Data Systems Corp.	200	4,114
Hewlett-Packard Co.	44,200	1,088,204
Pitney Bowes, Inc.	3,600	160,488
Xerox Corp. (a)	14,700	194,187
		1,446,993

Containers — 0.0%
Pactiv Corp. (a)	2,700	59,454
Sealed Air Corp. (a)	1,400	74,284
		133,738

Cosmetics & Personal Care — 0.8%
Kimberly-Clark Corp.	9,600	612,096
The Procter & Gamble Co. (b)	27,900	1,552,077
		2,164,173

Data Processing & Preparation — 0.2%
Affiliated Computer Services, Inc. Cl. A (a)(b)	1,900	94,943
Fiserv, Inc. (a)	7,500	332,775
IMS Health, Inc.	1,600	43,568
NCR Corp. (a)	2,900	100,659
		571,945

Electric Utilities — 2.2%
AES Corp. (a)	3,800	60,990
Allegheny Energy, Inc. (a)	1,700	48,450
Ameren Corp.	3,700	205,794
CenterPoint Energy, Inc.	3,200	43,968
Cinergy Corp.	2,300	101,545
CMS Energy Corp. (a)(b)	2,900	45,936
Consolidated Edison, Inc. (b)	4,500	216,720
Constellation Energy Group, Inc.	2,200	132,462
Dominion Resources, Inc.	3,500	258,510
DTE Energy Co. (b)	3,400	159,800
Duke Energy Corp. (b)	25,000	738,500
Edison International	8,500	347,480
Entergy Corp.	2,200	171,468
Exelon Corp. (b)	12,100	647,592
FirstEnergy Corp.	8,200	408,196
FPL Group, Inc.	4,000	172,480
NiSource, Inc.	3,400	82,586
PG&E Corp.	9,200	346,196
Pinnacle West Capital Corp.	5,800	265,640
PPL Corp.	1,900	117,002

4

Progress Energy, Inc. (b)	2,700	$120,447
Public Service Enterprise Group, Inc.	4,300	276,490
Southern Co.	7,500	262,425
Teco Energy, Inc. (b)	14,700	278,712
TXU Corp.	2,400	207,936
		5,717,325

Electrical Equipment & Electronics — 4.1%
Advanced Micro Devices, Inc. (a)(b)	6,100	122,488
Altera Corp. (a)(b)	300	6,561
American Power Conversion Corp. (b)	1,600	44,976
Analog Devices, Inc. (b)	300	11,760
Broadcom Corp. Cl. A (a)	4,500	192,465
Emerson Electric Co.	6,800	447,440
Freescale Semiconductor, Inc. Cl. B (a)	6,137	158,028
General Electric Co.	140,300	4,840,350
Intel Corp.	97,100	2,635,294
Johnson Controls, Inc.	100	5,744
Kla-Tencor Corp. (b)	1,800	93,060
Linear Technology Corp.	300	11,658
LSI Logic Corp. (a)(b)	73,700	719,312
Maxim Integrated Products, Inc.	200	8,374
Micron Technology, Inc. (a)(b)	600	7,128
National Semiconductor Corp.	5,900	145,789
Nvidia Corp. (a)(b)	2,700	73,062
Qlogic Corp. (a)	900	27,945
Rockwell Automation, Inc.	2,700	139,077
Texas Instruments, Inc.	26,200	832,112
Xilinx, Inc.	200	5,670
		10,528,293

Energy — 6.1%
Amerada Hess Corp.	2,200	259,292
Anadarko Petroleum Corp.	3,300	291,555
Apache Corp.	2,600	177,840
Burlington Resources, Inc.	5,100	326,961
ChevronTexaco Corp.	28,000	1,624,280
ConocoPhillips	28,800	1,802,592
Devon Energy Corp.	6,400	358,976
El Paso Corp. (b)	19,000	228,000
EOG Resources, Inc.	1,800	109,980
Exxon Mobil Corp.	90,900	5,340,375
Halliburton Co.	300	16,815
Kerr-McGee Corp.	1,526	122,400
KeySpan Corp.	3,400	138,346
Kinder Morgan, Inc.	3,200	284,352
Marathon Oil Corp.	12,300	717,828
Nabors Industries Limited (a)	4,400	287,980
National Oilwell Varco, Inc. (a)	100	5,235
Nicor, Inc. (b)	500	20,410
Noble Corp.	4,000	268,720
Occidental Petroleum Corp.	5,200	427,856
Peoples Energy Corp.	500	21,575
Rowan Companies, Inc.	100	3,416

5

Sempra Energy	4,400	$187,000
Sunoco, Inc.	1,700	213,741
Transocean, Inc. (a)	9,700	547,371
Unocal Corp. (b)	6,200	402,070
Valero Energy Corp. (b)	10,500	869,190
The Williams Companies Inc.	33,200	705,168
Xcel Energy, Inc. (b)	4,400	85,404
		15,844,728

Entertainment & Leisure — 0.5%
Brunswick Corp.	1,200	55,872
Harrah’s Entertainment, Inc.	3,500	275,590
News Corp., Inc. Cl. A	4,000	65,520
The Walt Disney Co.	40,400	1,035,856
		1,432,838

Financial Services — 3.7%
American Express Co.	11,400	627,000
Archstone-Smith Trust	3,400	144,500
Bear Stearns Companies, Inc.	4,100	418,651
CIT Group, Inc. (b)	2,700	119,178
Citigroup, Inc.	79,900	3,475,650
Countrywide Financial Corp.	14,498	521,928
E*TRADE Financial Corp. (a)	300	4,653
Franklin Resources, Inc.	3,000	242,460
The Goldman Sachs Group, Inc.	3,800	408,424
Huntington Bancshares, Inc. (b)	1,800	44,892
Janus Capital Group, Inc. (b)	3,500	52,570
Lehman Brothers Holdings, Inc. (b)	9,700	1,019,761
MBNA Corp.	9,700	244,052
Merrill Lynch & Co., Inc.	22,700	1,334,306
Morgan Stanley	13,700	726,785
PNC Financial Services Group, Inc.	3,600	197,352
Price (T. Rowe) Group, Inc.	1,900	126,065
The Charles Schwab Corp.	800	10,960
		9,719,187

Foods — 1.2%
Archer-Daniels-Midland Co.	22,400	513,856
Campbell Soup Co. (b)	5,500	169,675
General Mills, Inc.	7,000	331,800
The Hershey Co.	3,600	229,932
Kellogg Co.	4,200	190,302
The Kroger Co. (a)	28,200	559,770
McCormick & Co., Inc.	1,400	48,692
Safeway, Inc. (b)	9,900	240,570
Sara Lee Corp.	8,100	161,433
SuperValu, Inc.	15,700	555,780
		3,001,810

Forest Products & Paper — 0.3%
Georgia-Pacific Corp.	10,900	372,235
Plum Creek Timber Co., Inc.	5,400	204,390
Weyerhaeuser Co.	2,900	200,042
		776,667

6

Healthcare — 0.8%
Caremark Rx, Inc. (a)	5,300	$236,274
Express Scripts, Inc. (a)	4,500	235,350
HCA, Inc.	11,300	556,525
Humana, Inc. (a)	2,700	107,595
Laboratory Corp. of America Holdings (a)(b)	2,800	141,876
Tenet Healthcare Corp. (a)(b)	5,200	63,128
UnitedHealth Group, Inc.	13,700	716,510
		2,057,258

Home Construction, Furnishings & Appliances — 0.3%
Centex Corp. (b)	2,900	214,542
D.R. Horton, Inc.	5,700	234,156
KB Home (b)	1,400	114,674
Maytag Corp. (b)	1,900	32,053
Pulte Homes, Inc.	2,700	252,774
Whirlpool Corp. (b)	100	7,998
		856,197

Household Products — 0.5%
Black & Decker Corp. (b)	4,700	424,457
The Clorox Co.	2,700	150,795
Corning, Inc. (a)	21,500	409,575
Newell Rubbermaid, Inc. (b)	6,400	159,168
Sherwin-Williams Co. (b)	2,900	138,069
Snap-On, Inc.	800	29,344
The Stanley Works	1,500	73,395
		1,384,803

Industrial - Diversified — 0.7%
3M Co.	6,900	517,500
Cooper Industries Limited Cl. A	900	58,122
Danaher Corp. (b)	4,500	249,525
Eaton Corp.	2,300	150,282
ITT Industries, Inc.	1,400	148,960
Tyco International Limited	19,789	602,971
		1,727,360

Information Retrieval Services — 0.1%
Yahoo!, Inc. (a)	4,700	156,698

Insurance — 4.2%
ACE Ltd.	4,900	226,429
Aetna, Inc.	5,800	448,920
Allstate Corp.	22,400	1,372,224
Ambac Financial Group, Inc.	1,600	114,944
American International Group, Inc.	27,400	1,649,480
Aon Corp.	5,100	129,744
Chubb Corp.	5,800	515,156
Cigna Corp.	4,000	427,000
Cincinnati Financial Corp.	2,514	103,627

7

The Hartford Financial Services Group Inc. (b)	8,800	$709,016
Jefferson-Pilot Corp.	2,200	110,374
Lincoln National Corp. (b)	2,800	135,240
Loews Corp.	2,500	209,075
MBIA, Inc. (b)	5,600	340,144
Metlife, Inc.	27,600	1,356,264
MGIC Investment Corp. (b)	5,100	349,758
Principal Financial Group, Inc.	5,100	224,145
Progressive Corp.	3,200	319,008
Prudential Financial, Inc.	8,200	548,580
Safeco Corp.	3,800	208,772
St. Paul Travelers Companies	10,422	458,776
Torchmark Corp.	1,700	88,859
UnumProvident Corp. (b)	4,600	88,090
WellPoint, Inc. (a)	7,200	509,328
XL Capital Limited Cl. A (b)	2,200	158,004
		10,800,957

Lodging — 0.4%
Hilton Hotels Corp.	21,800	539,550
Marriott International, Inc. Cl. A	3,500	239,645
Starwood Hotels & Resorts Worldwide, Inc.	3,800	240,616
		1,019,811

Machinery & Components — 0.2%
Cummins, Inc. (b)	700	59,808
Dover Corp.	100	4,126
Ingersoll-Rand Co. Cl. A	2,700	211,059
Parker-Hannifin Corp.	1,900	124,868
		399,861

Manufacturing — 0.1%
American Standard Companies, Inc.	2,800	123,984
Applied Materials, Inc.	6,800	125,528
Avery Dennison Corp.	900	51,003
Millipore Corp. (a)	700	42,889
		343,404

Medical Supplies — 0.8%
Agilent Technologies, Inc. (a)	4,000	104,960
Allergan, Inc.	2,000	178,740
Applera Corp. - Applied Biosystems Group	3,100	64,542
Bard (C.R.), Inc.	100	6,679
Bausch & Lomb, Inc.	900	76,185
Baxter International, Inc.	10,200	400,554
Becton, Dickinson & Co.	4,300	238,091
Boston Scientific Corp. (a)	7,400	214,230
Guidant Corp.	5,300	364,640
Medtronic, Inc.	2,400	129,456
St. Jude Medical, Inc. (a)	3,300	156,453
Thermo Electron Corp. (a)	2,900	86,594
		2,021,124

8

Metals & Mining — 0.4%
Alcoa, Inc.	3,100	$86,955
Freeport-McMoRan Copper & Gold, Inc. Cl. B (b)	2,800	112,784
Nucor Corp. (b)	2,000	110,900
Phelps Dodge Corp.	5,900	628,055
United States Steel Corp.	3,100	132,215
		1,070,909

Pharmaceuticals — 6.0%
Abbott Laboratories	24,300	1,133,109
AmerisourceBergen Corp.	3,200	229,728
Amgen, Inc. (a)	19,400	1,547,150
Biogen Idec, Inc. (a)	200	7,858
Bristol-Myers Squibb Co. (b)	30,400	759,392
Cardinal Health, Inc.	9,700	577,926
Eli Lilly & Co.	2,400	135,168
Forest Laboratories, Inc. (a)	5,300	211,576
Gilead Sciences, Inc. (a)	7,000	313,670
Hospira, Inc. (a)	10,840	414,630
Johnson & Johnson	46,100	2,948,556
King Pharmaceuticals, Inc. (a)	4,700	52,405
McKesson Corp.	9,600	432,000
Medco Health Solutions, Inc. (a)	8,100	392,364
Merck & Co., Inc.	57,300	1,779,738
Mylan Laboratories, Inc.	4,200	72,912
Pfizer, Inc.	115,900	3,071,350
Schering-Plough Corp.	1	21
Watson Pharmaceutical, Inc. (a)	15,400	514,360
Wyeth	20,800	951,600
		15,545,513

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co. (b)	6,800	181,832

Prepackaged Software — 2.7%
Adobe Systems, Inc.	6,900	204,516
BMC Software, Inc. (a)	3,000	57,270
Citrix Systems, Inc. (a)	19,600	467,068
Computer Associates International, Inc.	22,500	617,625
Compuware Corp. (a)	66,200	558,066
Intuit, Inc. (a)	5,300	254,400
Microsoft Corp.	112,000	2,868,320
Oracle Corp. (a)	114,000	1,548,120
Siebel Systems, Inc.	200	1,680
SunGard Data Systems, Inc. (a)	8,100	290,709
Symantec Corp. (a)	10,045	220,689
		7,088,463

Real Estate — 0.1%
Equity Office Properties Trust	6,200	219,790

Restaurants — 0.6%
Darden Restaurants, Inc.	2,600	90,220
McDonald’s Corp.	25,000	779,250
Yum! Brands, Inc.	10,900	570,615
		1,440,085

9

Retail — 2.8%
AutoZone, Inc. (a)	2,500	$243,600
Best Buy Co., Inc. (b)	12,000	919,200
Circuit City Stores, Inc.	100	1,825
Costco Wholesale Corp.	9,500	436,715
Dillards, Inc. Cl. A	1,500	34,290
Dollar General Corp.	100	2,032
Federated Department Stores, Inc.	10,300	781,461
The Home Depot Inc.	26,400	1,148,664
J.C. Penney Co., Inc.	3,300	185,262
Kohl’s Corp. (a)	100	5,635
The May Department Stores Co.	3,200	131,360
Office Depot, Inc. (a)	6,300	178,794
RadioShack Corp. (b)	100	2,347
Sears Holdings Corp. (a)	84	12,955
Staples, Inc.	9,100	207,207
Target Corp.	10,800	634,500
TJX Companies, Inc.	9,700	228,047
Wal-Mart Stores, Inc.	43,300	2,136,855
		7,290,749

Retail - Grocery — 0.1%
Albertson’s, Inc. (b)	6,800	144,908

Telephone Utilities — 1.2%
Alltel Corp.	4,800	319,200
AT&T Corp.	35,300	698,940
BellSouth Corp. (b)	27,900	770,040
CenturyTel, Inc.	4,100	140,917
Qwest Communications International, Inc. (a)	2,000	7,640
Sprint Corp. (FON Group)(b)	22,500	605,250
Verizon Communications, Inc. (b)	16,868	577,392
		3,119,379

Tobacco — 0.8%
Altria Group, Inc.	23,500	1,573,560
Reynolds American, Inc. (b)	2,400	199,944
UST, Inc. (b)	9,200	423,384
		2,196,888

Toys, Games — 0.1%
Hasbro, Inc. (b)	2,400	52,656
Mattel, Inc.	4,800	89,520
		142,176

Transportation — 0.9%
Burlington Northern Santa Fe Corp.	8,300	450,275
Carnival Corp.	200	10,480
CSX Corp.	13,500	614,790
Norfolk Southern Corp.	8,800	327,448
Union Pacific Corp.	5,700	400,767
United Parcel Service, Inc. Cl. B	7,200	525,384
		2,329,144

10

Travel — 0.0%
Sabre Holdings Corp.	1,300	$24,960

TOTAL EQUITIES
(Cost $152,288,107)		162,047,086

	Number of Shares	Market Value
RIGHTS - 0.0%
Computers & Information
Seagate Technology (a)(c)	5,100	$0

TOTAL RIGHTS
(Cost $0)		0

		Principal Amount	Market Value
BONDS & NOTES — 27.5%
ASSET BACKED SECURITIES — 0.5%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1
5.000%	10/25/2033	$575,433	$561,835
Travelers Funding Limited, Series 1A, Class A1 (d)
6.300%	02/18/2014	554,140	565,333
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2
4.230%	02/07/2015	241,478	240,185

TOTAL ASSET BACKED SECURITIES
(Cost $1,352,349)			1,367,353

CORPORATE DEBT — 13.5%
Ahold Finance USA, Inc.
6.875%	05/01/2029	170,000	164,900
Allegheny Energy Supply Co. LLC (d)
8.250%	04/15/2012	75,000	84,375
Allied Waste North America, Inc.
8.875%	04/01/2008	40,000	42,200
Allied Waste North America, Inc., Series B
5.750%	02/15/2011	80,000	75,400
American General Finance Corp.
5.875%	07/14/2006	200,000	202,829
American Greetings Corp.
6.100%	08/01/2028	385,000	396,550
American Honda Finance Corp. (d)
3.850%	11/06/2008	175,000	171,408
American Standard, Inc.
7.625%	02/15/2010	200,000	220,715
Ametek, Inc.
7.200%	07/15/2008	280,000	296,630
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	200,000	202,720

11

Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	$200,000	$235,214
Aramark Services, Inc.
7.000%	05/01/2007	60,000	62,152
Australian Gas Light Co. Limited (d)
6.400%	04/15/2008	190,000	197,552
Avnet, Inc.
8.000%	11/15/2006	160,000	166,400
Bank of America Corp.
4.250%	10/01/2010	225,000	220,903
Bausch & Lomb, Inc.
7.125%	08/01/2028	175,000	185,363
Belo Corp.
8.000%	11/01/2008	100,000	107,302
Bombardier Capital, Inc. (d)
6.125%	06/29/2006	100,000	100,750
Bombardier Capital, Inc. (b)(d)
6.750%	05/01/2012	65,000	63,375
Briggs & Stratton Corp.
8.875%	03/15/2011	310,000	357,275
Buckeye Partners LP
4.625%	07/15/2013	100,000	95,756
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	160,000	186,724
Burlington Northern Santa Fe Corp., Series H
9.250%	10/01/2006	305,000	321,107
Cabot Corp. (d)
5.250%	09/01/2013	120,000	119,668
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	290,000	297,290
Certegy, Inc.
4.750%	09/15/2008	60,000	60,297
Champion International Corp.
6.400%	02/15/2026	500,000	519,692
Chemed Corp.
8.750%	02/24/2011	130,000	139,425
Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	170,000	172,070
CIT Group, Inc.
7.375%	04/02/2007	250,000	261,577
Citigroup, Inc.
6.750%	12/01/2005	500,000	504,605
Clear Channel Communications, Inc.
6.000%	11/01/2006	55,000	55,684
Colonial Pipeline Co. (d)
7.630%	04/15/2032	200,000	264,953
Comcast Cable Communications, Inc.
8.375%	05/01/2007	750,000	798,022
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	65,000	69,687
Constellation Brands, Inc.
8.000%	02/15/2008	55,000	58,300
Countrywide Home Loans, Inc.
3.250%	05/21/2008	250,000	240,812

12

Cox Communications, Inc.
4.625%	01/15/2010	$295,000	$289,936
Cox Communications, Inc.
6.750%	03/15/2011	200,000	214,390
CSX Corp.
7.250%	05/01/2027	225,000	271,962
D.R. Horton, Inc.
4.875%	01/15/2010	25,000	24,597
DaimlerChrysler North American Holding Corp.
4.050%	06/04/2008	530,000	519,054
DaimlerChrysler North American Holding Corp.
4.125%	03/07/2007	145,000	143,605
Delhaize America, Inc.
9.000%	04/15/2031	140,000	174,651
Diageo Finance BV
3.000%	12/15/2006	100,000	97,776
Dominion Resources Inc.
5.150%	07/15/2015	200,000	199,010
Donnelley (R.R.) & Sons Co. (d)
4.950%	05/15/2010	100,000	99,030
Dow Jones & Co., Inc.
3.875%	02/15/2008	220,000	217,190
Duke Energy Field Services Corp.
7.875%	08/16/2010	550,000	622,857
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	90,000	91,207
Emerald Investment Grade CBO Limited (d)
4.020%	05/24/2011	811,108	811,361
Entergy Gulf States, Inc.
5.250%	08/01/2015	425,000	414,868
Enterprise Products Operating LP
7.500%	02/01/2011	160,000	177,230
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	15,000	14,750
ERAC USA Finance Co. (d)
6.700%	06/01/2034	185,000	200,883
ERAC USA Finance Co. (d)
6.750%	05/15/2007	250,000	258,018
First Industrial LP
7.600%	05/15/2007	175,000	183,063
FirstEnergy Corp., Series A
5.500%	11/15/2006	150,000	151,914
Ford Motor Co.
6.375%	02/01/2029	185,000	142,695
Ford Motor Co.
6.625%	02/15/2028	85,000	65,985
Fort James Corp.
6.875%	09/15/2007	55,000	57,200
Foster’s Finance Corp. (d)
6.875%	06/15/2011	225,000	246,592
France Telecom SA
8.000%	03/01/2011	240,000	274,847
Franklin Resources, Inc.
3.700%	04/15/2008	200,000	195,114

13

General Mills, Inc.
2.625%	10/24/2006	$875,000	$854,623
General Mills, Inc.
8.900%	06/15/2006	500,000	517,856
General Motors Corp. (b)
8.375%	07/15/2033	125,000	112,812
Georgia Gulf Corp.
7.625%	11/15/2005	60,000	60,300
Glencore Funding LLC (d)
6.000%	04/15/2014	150,000	143,744
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	225,000	226,404
Gulf South Pipeline Co., LP (d)
5.050%	02/01/2015	40,000	40,120
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	100,000	101,757
HCA, Inc.
6.950%	05/01/2012	110,000	115,750
Hilton Hotels Corp.
7.200%	12/15/2009	115,000	124,198
Homer City Funding LLC
8.734%	10/01/2026	44,735	53,010
Household Finance Corp.
4.125%	12/15/2008	250,000	245,796
Household Finance Corp.
6.375%	10/15/2011	100,000	107,177
ICI Wilmington, Inc.
7.050%	09/15/2007	150,000	156,682
Ipalco Enterprises, Inc.
8.375%	11/14/2008	255,000	276,037
iStar Financial, Inc. REIT
7.000%	03/15/2008	75,000	78,830
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	45,000	44,558
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	80,000	80,557
J.C. Penney Co., Inc.
7.950%	04/01/2017	55,000	63,826
JP Morgan Chase & Co.
3.125%	12/11/2006	250,000	245,811
Kansas Gas & Electric Co. (d)
5.647%	03/29/2021	85,000	83,970
Kellwood Co.
7.625%	10/15/2017	15,000	15,300
Kellwood Co.
7.875%	07/15/2009	50,000	53,000
Kennametal, Inc.
7.200%	06/15/2012	225,000	246,825
Kern River Funding Corp. (d)
4.893%	04/30/2018	181,200	181,448
Kimco Realty Corp., Series MTNB
7.860%	11/01/2007	350,000	374,236
The Kroger Co.
6.750%	04/15/2012	300,000	326,803

14

L-3 Communications Corp. (d)
6.375%	10/15/2015	$60,000	$60,750
Leucadia National Corp.
7.750%	08/15/2013	350,000	364,000
Lubrizol Corp.
4.625%	10/01/2009	140,000	138,714
Lubrizol Corp.
5.875%	12/01/2008	90,000	92,736
Marriott International, Inc., Series E
7.000%	01/15/2008	185,000	194,683
The May Department Stores Co.
3.950%	07/15/2007	100,000	98,803
Meritor Automotive, Inc.
6.800%	02/15/2009	170,000	170,000
Merrill Lynch & Co., Inc.
2.940%	01/30/2006	825,000	821,160
MGM Mirage
6.000%	10/01/2009	60,000	60,150
MGM Mirage
6.750%	09/01/2012	200,000	207,000
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	275,000	265,712
MidAmerican Funding LLC
6.750%	03/01/2011	45,000	48,906
Millipore Corp.
7.500%	04/01/2007	1,000,000	1,040,866
Mobil Corp.
8.625%	08/15/2021	275,000	389,104
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	175,000	195,889
Monongahela Power Co.
6.700%	06/15/2014	110,000	121,808
Navistar International Corp. (b)
7.500%	06/15/2011	170,000	175,525
Nevada Power Co. (d)
5.875%	01/15/2015	120,000	123,000
Newell Rubbermaid, Inc.
4.000%	05/01/2010	100,000	95,288
Nexen, Inc.
5.875%	03/10/2035	75,000	74,381
Nisource Finance Corp.
3.200%	11/01/2006	125,000	123,370
Norfolk Southern Corp.
6.000%	04/30/2008	120,000	123,902
North Finance (Bermuda) Limited (d)
7.000%	09/15/2005	1,000,000	1,002,078
Northwestern Corp. (d)
5.875%	11/01/2014	135,000	139,050
OAO Gazprom (d)
9.625%	03/01/2013	155,000	188,325
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	100,000	105,750
Pacific Gas & Electric Co.
6.050%	03/01/2034	150,000	160,813

15

Packaging Corp. of America
5.750%	08/01/2013	$80,000	$78,595
Pentair, Inc.
7.850%	10/15/2009	175,000	193,595
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	100,000	108,350
Pilgrims Pride Corp.
9.625%	09/15/2011	30,000	32,700
Plains All American Pipeline Co.
5.625%	12/15/2013	140,000	142,749
Precision Castparts Corp.
5.600%	12/15/2013	300,000	305,389
The Premcor Refining Group, Inc.
6.750%	05/01/2014	60,000	63,900
Qwest Corp.
9.125%	03/15/2012	80,000	87,600
Rogers Cable, Inc.
5.500%	03/15/2014	125,000	119,375
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	100,000	101,500
Ryder System, Inc.
6.600%	11/15/2005	750,000	754,830
Sealed Air Corp. (d)
6.875%	07/15/2033	50,000	54,453
Senior Housing Properties Trust REIT
8.625%	01/15/2012	25,000	28,063
Shaw Communications, Inc.
8.250%	04/11/2010	110,000	122,100
Simon Property Group LP
6.875%	11/15/2006	200,000	204,619
SLM Corp.
5.000%	10/01/2013	190,000	190,910
SLM Corp.
5.625%	08/01/2033	80,000	82,935
Smithfield Foods, Inc.
7.000%	08/01/2011	230,000	240,925
Sprint Capital Corp.
6.900%	05/01/2019	60,000	67,934
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	130,000	145,600
Steelcase, Inc.
6.375%	11/15/2006	310,000	312,976
SuperValu, Inc. (f)
7.875%	08/01/2009	500,000	552,226
Tampa Electric Co.
5.375%	08/15/2007	190,000	192,750
Telecom Italia Capital SA (d)
6.000%	09/30/2034	115,000	116,677
Tenaska Oklahoma (d)
6.528%	12/30/2014	155,260	151,586
Textron Financial Corp., Series E
2.690%	10/03/2006	495,000	485,849
TGT Pipeline LLC (d)
5.500%	02/01/2017	60,000	60,050

16

Thomas & Betts Corp.
6.500%	01/15/2006	$100,000	$100,842
Thomas & Betts Corp., Series MTNB
6.390%	02/10/2009	55,000	56,622
Timken Co.
5.750%	02/15/2010	150,000	151,304
Timken Co., Series A
6.750%	08/21/2006	125,000	126,643
Toro Co.
7.800%	06/15/2027	325,000	383,708
TransAlta Corp.
5.750%	12/15/2013	250,000	256,927
Tricon Global Restaurants, Inc.
8.875%	04/15/2011	275,000	328,544
Tri-State Generation & Transmission Association, Series 2003, Class A (d)
6.040%	01/31/2018	120,000	124,558
Tri-State Generation & Transmission Association, Series 2003, Class B (d)
7.144%	07/31/2033	135,000	153,857
TXU Corp. (d)
5.550%	11/15/2014	55,000	53,618
Tyco International Group SA
6.375%	02/15/2006	375,000	379,190
Tyco International Group SA
6.375%	10/15/2011	325,000	352,064
Union Pacific Corp.
6.400%	02/01/2006	200,000	201,986
US Airways, Inc. Class B (a)(e)
7.500%	04/15/2008	434,841	0
USA Interactive
7.000%	01/15/2013	235,000	246,700
Verizon Global Funding Corp.
7.750%	12/01/2030	140,000	177,225
Vulcan Materials Co.
6.000%	04/01/2009	250,000	262,491
The Walt Disney Co.
6.750%	03/30/2006	175,000	177,910
Washington Mutual, Inc.
2.400%	11/03/2005	425,000	423,331
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	210,000	237,618
WellPoint Health Networks, Inc.
6.375%	06/15/2006	170,000	172,999
Wells Fargo & Co.
4.125%	03/10/2008	125,000	124,152
XTO Energy, Inc.
4.900%	02/01/2014	225,000	220,865

TOTAL CORPORATE DEBT
(Cost $34,854,674)			35,104,050

17

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	$394,382	$385,061
AES Eastern Energy LP, Series 1999-1, Class A
9.000%	01/02/2017	120,559	141,054
Asset Securitization Corp., Series 1995-MD4, Class A1
7.100%	08/13/2029	50,751	52,153
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1
3.683%	09/25/2033	159,158	157,813
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1
4.197%	02/25/2034	138,451	137,584
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A1
5.960%	11/11/2030	111,419	112,403
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	127,994	127,825
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1
2.254%	01/15/2037	228,674	222,062
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	151,366	152,117
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1
4.641%	08/25/2034	265,515	265,194
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A
4.693%	08/25/2034	467,002	468,601
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1
5.000%	12/25/2033	665,478	649,788
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1
6.310%	11/15/2026	163,742	165,686
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA
4.278%	07/25/2033	157,675	157,193
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA
4.120%	02/25/2034	78,537	78,042
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A
5.249%	02/25/2034	38,370	38,891
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B (d)
6.920%	02/03/2014	1,000,000	1,068,018
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A
5.001%	03/25/2034	294,258	293,785
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
5.600%	06/25/2032	95,237	96,008

18

Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	$452,610	$449,442
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	199,666	213,023
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	277,858	282,944
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	114,075	116,806
Washington Mutual, Inc., Series 2003-S11, Class A1
5.000%	11/25/2033	746,292	728,654
Washington Mutual, Inc., Series 2004-AR2, Class A
4.030%	04/25/2044	445,846	450,541
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1
4.246%	09/25/2034	411,928	404,540
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2
4.111%	06/25/2035	456,927	450,543

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,850,561)			7,865,771

SOVEREIGN DEBT OBLIGATIONS — 0.1%

United Mexican States
8.375%	01/14/2011	190,000	217,930

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $210,871)			217,930

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Federal Home Loan Mortgage Corporation (FHLMC) — 0.9%
Collateralized Mortgage Obligations — 0.1%
FHLMC, Series W067, Class A
6.420%	12/01/2005	181,416	182,444

Pass-Through Securities — 0.8%
FHLMC
4.250%	07/15/2009	835,000	831,634
FHLMC
6.000%	09/01/2016 - 02/01/2018	176,247	182,119
FHLMC
6.500%	08/01/2016	47,554	49,423
FHLMC (b)
6.625%	09/15/2009	875,000	948,805
FHLMC
8.000%	06/01/2027	92,849	100,622

19

FHLMC
9.000%	03/01/2017	$10,919	$11,634
Total Pass-Through Securities			2,124,237
Total Federal Home Loan Mortgage Corporation (FHLMC)			2,306,681

Federal National Mortgage Association (FNMA) — 3.5%
Pass-Through Securities
FNMA
2.250%	05/15/2006	675,000	665,482
FNMA
4.500%	04/01/2020 - 07/01/2020	2,593,385	2,560,110
FNMA
4.625%	10/15/2013	800,000	806,823
FNMA
5.500%	11/01/2033 - 06/01/2035	2,810,612	2,827,936
FNMA
6.000%	05/01/2016	62,350	64,447
FNMA
7.000%	01/01/2031 - 05/01/2031	88,987	93,795
FNMA
7.500%	10/01/2029 - 05/01/2030	199,022	212,580
FNMA
8.000%	03/01/2030 - 08/01/2031	62,923	67,997
FNMA TBA (g)
5.500%	05/01/2035	1,125,000	1,130,537
FNMA, Series 347, Class 1, PO
0.000%	01/01/2034	649,002	496,487
Total Pass-Through Securities			8,926,194

Government National Mortgage Association (GNMA) — 0.6%
Pass-Through Securities
GNMA
5.000%	02/15/2034	493,302	491,491
GNMA
6.000%	01/15/2032 - 08/15/2032	457,255	471,794
GNMA
6.500%	06/15/2023 - 12/15/2023	216,929	226,810
GNMA
7.000%	08/15/2023 - 08/15/2032	127,402	135,095
GNMA
7.500%	10/15/2006 - 06/15/2017	125,942	134,733
GNMA
8.000%	10/15/2005 - 07/15/2008	35,973	38,789
GNMA
9.000%	12/15/2008 - 05/15/2009	44,686	47,103
Total Pass-Through Securities			1,545,815

Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV
4.687%	01/15/2022	96,061	97,282

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,824,881)			12,875,972

20

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds — 3.2%
U.S. Treasury Bond
6.125%	08/15/2029	$1,960,000	$2,415,088
U.S. Treasury Bond
6.875%	08/15/2025	200,000	260,500
U.S. Treasury Bond (f)
8.750%	05/15/2017	1,875,000	2,620,605
U.S. Treasury Inflation Index
1.625%	01/15/2015	758,551	741,602
U.S. Treasury Inflation Index
1.875%	07/15/2015	859,604	857,724
U.S. Treasury Note
4.000%	02/15/2015	1,320,000	1,290,300
Total U.S. Treasury Bonds			8,185,819

U.S. Treasury Notes — 2.2%
U.S. Treasury Note
3.375%	11/15/2008	75,000	73,377
U.S. Treasury Note
3.375%	10/15/2009	515,000	499,791
U.S. Treasury Note
4.000%	02/15/2014	1,255,000	1,232,645
U.S. Treasury Note (b)
5.000%	02/15/2011	2,925,000	3,048,856
U.S. Treasury Note (b)
5.000%	08/15/2011	825,000	862,125
Total U.S. Treasury Notes			5,716,794

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,271,520)			13,902,613

TOTAL BONDS & NOTES
(Cost $70,364,856)			71,333,689

TOTAL LONG TERM INVESTMENTS
(Cost $222,652,963)			233,380,775

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 20.5%
Cash Equivalents — 10.0% (h)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$499,285	$499,285
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	352,360	352,360
Bank of America Bank Note
3.270%	08/30/2005	649,070	649,070
Bank of America Bank Note
3.270%	10/18/2005	349,499	349,499

21

Bank of America Bank Note
3.450%	09/16/2005	$499,285	$499,285
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	1,052,959	1,052,959
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	149,785	149,785
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	199,714	199,714
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	299,571	299,571
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	503,056	503,056
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	149,785	149,785
BGI Institutional Money Market Fund
		1,959,543	1,959,543
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	349,499	349,499
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	748,927	748,927
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	249,642	249,642
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	1,012,863	1,012,863
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	356,410	356,410
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	998,569	998,569
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	249,642	249,642
Federal Home Loan Bank Discount Note
3.226%	08/12/2005	659,284	659,284
First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	98,158	98,158
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	499,285	499,285
Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	350,487	350,487
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	352,415	352,415
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	353,896	353,896
Freddie Mac Discount Note
3.244%	08/16/2005	599,142	599,142
Freddie Mac Discount Note
3.276%	08/16/2005	283,124	283,124
General Electric Capital Corp.
3.252%	08/04/2005	997,938	997,938
General Electric Capital Corp.
3.475%	09/12/2005	289,703	289,703
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		522,638	522,638

22

Harris Trust & Savings Bank
3.295%	11/04/2005	$378,266	$378,266
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	252,139	252,139
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	299,571	299,571
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	499,285	499,285
Merrimac Cash Fund, Premium Class
		79,886	79,886
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	998,569	998,569
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	645,991	645,991
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	179,743	179,743
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	519,256	519,256
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	199,714	199,714
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	499,285	499,285
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	499,285	499,285
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	549,213	549,213
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	399,428	399,428
Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	399,428	399,428
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	199,714	199,714
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	313,676	313,676
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	499,285	499,285
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	592,073	592,073
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	621,151	621,151
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	409,413	409,413
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	463,861	463,861
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	567,069	567,069
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	349,499	349,499
			26,050,334

23

Commercial Paper — 10.5%
Baxter International
3.340%	08/04/2005	$5,068,000	$5,066,589
Burlington Northern Santa Fe Corp.
3.350%	08/10/2005	2,615,000	2,612,810
Detroit Edison Co
3.320%	08/03/2005	1,200,000	1,199,779
Dominion Resources
3.370%	08/08/2005	3,060,000	3,057,995
John Deere Capital Co.
3.430%	08/16/2005	3,060,000	3,055,627
Motorola, Inc.
3.330%	08/01/2005	3,164,000	3,164,000
Praxair Inc.
3.300%	08/02/2005	2,345,000	2,344,785
Ryder System, Inc.
3.380%	08/09/2005	3,887,000	3,884,080
VF Corp.
3.350%	08/05/2005	2,813,000	2,811,953
			27,197,618

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			53,247,952

TOTAL INVESTMENTS — 110.5%
(Cost $275,900,915) (i)			$286,628,727

Other Assets/(Liabilities) — (10.5%)			(27,284,746)

NET ASSETS — 100.0%			$259,343,981

Notes to Portfolio of Investments

MTN - Medium Term Note
REIT- Real Estate Investment Trust
TBA - To be announced

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	This security is valued in good faith under procedures established by the board of trustees.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $6,928,600 or 2.7% of net assets.

(e)	Security is currently in default.
(f)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

24

(g)	A portion of this security is purchased on a forward commitment basis (Note 2).
(h)	Represents investments of security lending collateral. (Note 2).
(i)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

25

MassMutual Premier Main Street Fund —

Portfolio of Investments

July 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 99.1%
Advertising — 0.1%
Catalina Marketing Corp. (a)	1,200	$28,716
Getty Images, Inc. (b)	700	56,525
Omnicom Group, Inc.	1,200	101,844
		187,085

Aerospace & Defense — 2.5%
Boeing Co.	27,400	1,808,674
General Dynamics Corp.	6,200	714,178
Goodrich Corp.	3,300	145,992
Honeywell International, Inc.	10,900	428,152
Lockheed Martin Corp.	19,900	1,241,760
Northrop Grumman Corp.	22,200	1,230,990
Raytheon Co.	18,200	715,806
Rockwell Collins, Inc.	3,100	151,280
United Technologies Corp.	40,400	2,048,280
		8,485,112

Air Transportation — 0.0%
Alaska Air Group, Inc. (b)	2,000	69,960

Apparel, Textiles & Shoes — 0.8%
Abercrombie & Fitch Co. Cl. A	2,800	201,740
American Eagle Outfitters, Inc.	7,300	240,535
bebe stores, inc. (a)	600	17,076
Childrens Place (b)	1,700	77,690
Coach, Inc. (b)	15,600	547,716
The Finish Line, Inc. Cl. A	700	12,663
The Gap, Inc.	25,500	538,305
Nike, Inc. Cl. B	3,900	326,820
Nordstrom, Inc.	11,000	407,110
Pacific Sunwear of California, Inc. (b)	2,300	56,097
Timberland Co. Cl. A (b)	5,800	193,604
Too, Inc. (b)	1,400	36,106
VF Corp.	200	11,808
		2,667,270

Automotive & Parts — 0.5%
Autoliv, Inc.	1,700	75,735
AutoNation, Inc. (b)	5,900	127,381
Ford Motor Co. (a)	85,200	915,048
Genuine Parts Co.	1,800	82,422
The Goodyear Tire & Rubber Co. (b)	2,600	45,266
Oshkosh Truck Corp.	300	25,440
Paccar, Inc.	6,700	483,874
		1,755,166

Banking, Savings & Loans — 10.7%
AmSouth Bancorporation	4,100	114,431
Astoria Financial Corp.	4,850	135,509
Bank of America Corp.	154,900	6,753,640

1

Bank of New York Co., Inc.	19,600	$603,288
BB&T Corp.	16,100	673,302
Capital One Financial Corp. (a)	10,600	874,500
Comerica, Inc.	8,800	537,680
Compass Bancshares, Inc.	1,700	81,957
Downey Financial Corp.	900	69,696
Fannie Mae	36,200	2,022,132
Fifth Third Bancorp (a)	7,200	310,320
Freddie Mac	23,000	1,455,440
Golden West Financial Corp. (a)	7,200	468,864
Hibernia Corp. Cl. A	4,100	138,662
JPMorgan Chase & Co.	115,200	4,048,128
KeyCorp	30,900	1,058,016
M&T Bank Corp.	7,800	846,378
Marshall and Ilsley Corp.	7,700	353,584
Mellon Financial Corp.	3,700	112,702
National City Corp. (a)	27,800	1,026,098
Northern Trust Corp.	1,800	91,440
Providian Financial Corp. (a)(b)	3,800	71,820
Regions Financial Corp.	14,300	481,052
SLM Corp.	12,200	628,178
Sterling Financial Corp. (b)	300	11,709
SunTrust Banks, Inc.	18,300	1,330,776
SVB Financial Group (b)	1,300	66,742
Toronto-Dominion Bank	1,927	88,083
U.S. Bancorp	92,600	2,783,556
UnionBanCal Corp.	4,200	299,628
Wachovia Corp.	70,900	3,571,942
Washington Mutual, Inc. (a)	32,300	1,372,104
Wells Fargo & Co.	58,400	3,582,256
Zions Bancorp	3,100	221,588
		36,285,201

Beverages — 2.2%
Anheuser-Busch Companies, Inc.	7,300	323,755
Brown-Forman Corp. Cl. B	400	23,380
The Coca-Cola Co.	70,600	3,089,456
The Pepsi Bottling Group Inc.	8,300	242,028
PepsiAmericas, Inc.	200	5,156
PepsiCo, Inc.	68,400	3,729,852
		7,413,627

Broadcasting, Publishing & Printing — 1.5%
American Greetings Corp. Cl. A	1,000	25,440
Comcast Corp. Cl. A (b)	32,300	992,579
Gannett Co., Inc.	2,100	153,216
Liberty Media International, Inc. Cl. A (b)	10,500	92,295
The McGraw-Hill Companies, Inc.	16,400	754,564
RH Donnelley Corp. (b)	300	19,650
Time Warner, Inc. (b)	98,300	1,673,066
Viacom, Inc. Cl. B	41,500	1,389,835
		5,100,645

2

Building Materials & Construction — 0.4%
Eagle Materials, Inc.	500	$51,350
Eagle Materials, Inc. Cl. B	1,700	169,422
Lafarge North America, Inc.	300	20,934
Louisiana-Pacific Corp.	3,500	93,870
Martin Marietta Materials, Inc.	1,600	116,304
Masco Corp.	21,800	739,238
USG Corp. (a)(b)	2,600	127,140
Vulcan Materials Co.	800	56,192
		1,374,450

Chemicals — 2.0%
Agrium, Inc.	4,800	109,776
Air Products & Chemicals, Inc.	7,100	424,296
Dow Chemical Co.	28,600	1,371,370
Du Pont (E.I.) de Nemours & Co.	49,100	2,095,588
Eastman Chemical Co.	4,000	221,560
Engelhard Corp.	2,300	65,987
FMC Corp. (b)	2,400	145,152
Monsanto Co.	12,400	835,388
PPG Industries, Inc.	10,200	663,306
Praxair, Inc.	2,200	108,658
Rohm & Haas Co.	15,700	723,142
The Scotts Miracle-Gro Co. (b)	100	7,840
The Valspar Corp.	300	14,718
		6,786,781

Commercial Services — 0.8%
Apollo Group, Inc. Cl. A (b)	1,800	135,270
Arbitron, Inc.	600	24,900
Cendant Corp.	5,700	121,752
Donnelley (R.R.) & Sons Co.	3,500	126,175
Dun & Bradstreet Corp. (b)	100	6,333
eBay, Inc. (b)	8,000	334,240
Equifax, Inc.	4,200	152,880
Global Payments, Inc. (a)	300	19,872
Labor Ready, Inc. (b)	700	16,597
Moody’s Corp. (a)	7,800	369,018
PHH Corp. (b)	1,310	37,060
Quest Diagnostics	12,200	626,348
Republic Services, Inc.	3,900	141,375
Robert Half International, Inc.	100	3,389
Universal Compression Holdings, Inc. (b)	400	16,220
Washington Group International, Inc. (b)	1,100	59,334
Waste Management, Inc.	12,300	345,876
Weight Watchers International, Inc. (a)(b)	900	51,138
		2,587,777

Communications — 1.5%
Nextel Communications, Inc. Cl. A (b)	64,400	2,241,120
NTL, Inc. (b)	200	13,326
Qualcomm, Inc.	35,700	1,409,793
SBC Communications, Inc. (a)	63,500	1,552,575
		5,216,814

3

Communications Equipment — 0.5%
Motorola, Inc.	74,800	$1,584,264

Computer Integrated Systems Design — 0.2%
Autodesk, Inc.	4,100	140,179
Cadence Design Systems, Inc. (b)	2,600	41,834
Parametric Technology Corp. (b)	6,000	41,400
Sun Microsystems, Inc. (b)	61,500	236,160
Synopsys, Inc. (b)	11,500	212,865
Websense, Inc. (b)	1,600	79,744
		752,182

Computer Related Services — 0.0%
Checkfree Corp. (a)(b)	200	6,772
EarthLink, Inc. (b)	10,200	97,206
		103,978

Computers & Information — 5.0%
Apple Computer, Inc. (b)	43,700	1,863,805
Cisco Systems, Inc. (b)	219,700	4,207,255
Dell, Inc. (b)	116,400	4,710,708
EMC Corp. (b)	41,000	561,290
International Business Machines Corp.	60,700	5,066,022
International Game Technology	2,400	65,664
Jabil Circuit, Inc. (b)	1,500	46,785
Palm Inc. (b)	700	19,978
Storage Technology Corp. (b)	4,600	168,958
Western Digital Corp. (b)	15,400	230,846
		16,941,311

Computers & Office Equipment — 0.6%
Electronic Data Systems Corp.	18,100	372,317
Hewlett-Packard Co.	66,300	1,632,306
Pitney Bowes, Inc.	1,400	62,412
		2,067,035

Containers — 0.1%
Crown Holdings, Inc. (b)	6,000	94,740
Owens-Illinois, Inc. (b)	8,800	225,720
Pactiv Corp. (b)	800	17,616
		338,076

Cosmetics & Personal Care — 2.2%
Avon Products, Inc.	9,000	294,390
Colgate-Palmolive Co.	2,300	121,762
The Gillette Co.	40,300	2,162,901
Kimberly-Clark Corp.	10,100	643,976
The Procter & Gamble Co. (a)	79,500	4,422,585
		7,645,614

Data Processing & Preparation — 0.3%
Automatic Data Processing, Inc.	4,600	204,286
CSG Systems International, Inc. (b)	300	5,595
First Data Corp.	10,400	427,856

4

Fiserv, Inc. (b)	2,600	$115,362
NCR Corp. (b)	7,200	249,912
		1,003,011

Electric Utilities — 3.2%
American Electric Power Co.	26,200	1,013,940
CenterPoint Energy, Inc.	3,300	45,342
Cinergy Corp.	1,700	75,055
CMS Energy Corp. (a)(b)	4,400	69,696
Constellation Energy Group, Inc.	6,000	361,260
Dominion Resources, Inc.	9,800	723,828
Duke Energy Corp. (a)	32,700	965,958
Edison International	26,200	1,071,056
Energy East Corp.	1,300	36,231
Entergy Corp.	8,400	654,696
Exelon Corp.	26,600	1,423,632
FirstEnergy Corp.	7,300	363,394
FPL Group, Inc.	15,200	655,424
NRG Energy, Inc. (b)	3,000	115,050
PG&E Corp.	23,700	891,831
PPL Corp.	4,200	258,636
Progress Energy, Inc. (a)	1,500	66,915
Public Service Enterprise Group, Inc.	12,800	823,040
Southern Co.	7,100	248,429
TXU Corp.	10,100	875,064
Wisconsin Energy Corp.	400	16,060
		10,754,537

Electrical Equipment & Electronics — 6.5%
Amphenol Corp. Cl. A	5,600	249,424
Analog Devices, Inc.	200	7,840
ATMI, Inc. (a)(b)	400	12,732
Broadcom Corp. Cl. A (b)	800	34,216
Cymer, Inc. (b)	700	24,290
Emerson Electric Co.	8,900	585,620
Energizer Holdings, Inc. (b)	3,100	198,090
Freescale Semiconductor, Inc. Cl. B (b)	3,700	95,275
General Electric Co.	315,900	10,898,550
Hutchinson Technology, Inc. (b)	400	13,316
Integrated Device Technology, Inc. (b)	2,000	23,120
Intel Corp.	259,400	7,040,116
LSI Logic Corp. (b)	2,300	22,448
MEMC Electronic Materials, Inc. (b)	4,400	74,756
Micrel, Inc. (b)	3,400	41,106
National Semiconductor Corp.	5,000	123,550
Nvidia Corp. (a)(b)	400	10,824
OmniVision Technologies, Inc. (b)	1,900	26,847
Photronics, Inc. (b)	1,300	34,892
Rockwell Automation, Inc.	2,400	123,624
Spectrum Brands, Inc. (b)	600	18,600
Texas Instruments, Inc.	72,600	2,305,776
Thomas & Betts Corp. (b)	700	23,639
Varian Semiconductor Equipment Associates, Inc. (b)	800	33,216
Wesco International, Inc. (b)	2,000	68,120
		22,089,987

5

Energy — 12.2%
Amerada Hess Corp.	4,300	$506,798
Anadarko Petroleum Corp.	15,700	1,387,095
Apache Corp.	15,100	1,032,840
Atmos Energy Corp.	4,100	119,556
Burlington Resources, Inc.	24,800	1,589,928
CAL Dive International, Inc. (b)	2,300	136,206
Canadian Natural Resources Limited	14,700	610,256
Chesapeake Energy Corp.	6,000	156,660
ChevronTexaco Corp.	91,500	5,307,915
Comstock Resources, Inc. (b)	1,200	33,228
ConocoPhillips	54,200	3,392,378
Devon Energy Corp.	28,600	1,604,174
Diamond Offshore Drilling, Inc. (a)	2,300	131,238
EOG Resources, Inc. (a)	15,900	971,490
Exxon Mobil Corp.	237,700	13,964,875
Forest Oil Corp. (b)	200	8,952
Frontier Oil Corp.	3,400	95,268
Halliburton Co.	2,000	112,100
Helmerich & Payne, Inc.	3,100	177,072
Holly Corp.	900	42,138
Houston Exploration Co. (b)	1,000	57,790
Kerr-McGee Corp.	9,903	794,320
Kinder Morgan, Inc.	4,900	435,414
Marathon Oil Corp.	21,100	1,231,396
Murphy Oil Corp.	1,700	90,168
Newfield Exploration Co. (b)	4,300	182,707
Noble Energy, Inc.	1,500	123,765
Occidental Petroleum Corp.	18,200	1,497,496
Oneok, Inc.	2,500	87,375
Paramount Resources, Ltd. Cl. A	40,400	749,793
Peabody Energy Corp.	600	39,444
Pogo Producing Co.	1,400	77,042
Premcor, Inc.	4,300	329,552
Remington Oil & Gas Corp. (b)	300	11,823
Sempra Energy	11,600	493,000
Stone Energy Corp. (b)	400	21,284
Sunoco, Inc.	2,600	326,898
Swift Energy Co. (b)	1,400	57,092
Tesoro Corp.	4,500	216,990
Todco Cl. A (b)	200	6,142
Transocean, Inc. (b)	10,400	586,872
Trilogy Energy Trust	20,500	325,230
TUSK Energy Corp.	9,700	38,847
UGI Corp.	500	14,670
Unocal Corp.	17,600	1,141,360
Valero Energy Corp. (a)	5,600	463,568
Vintage Petroleum, Inc.	3,400	119,442
The Williams Companies Inc.	31,700	673,308
		41,572,955

6

Entertainment & Leisure — 0.4%
Blockbuster, Inc. Cl. B	9,300	$75,795
Nautilus, Inc.	2,500	69,650
News Corp., Inc. Cl. A	16,500	270,270
Penn National Gaming, Inc. (b)	2,700	96,525
The Walt Disney Co.	31,200	799,968
		1,312,208

Financial Services — 7.1%
Affiliated Managers Group, Inc. (a)(b)	300	21,390
American Capital Strategies Limited	4,600	173,098
American Express Co.	34,600	1,903,000
AmeriCredit Corp. (b)	7,600	203,072
Bear Stearns Companies, Inc.	9,800	1,000,678
CIT Group, Inc. (a)	5,400	238,356
Citigroup, Inc.	178,400	7,760,400
Countrywide Financial Corp.	24,300	874,800
Franklin Resources, Inc.	10,700	864,774
The Goldman Sachs Group, Inc.	9,500	1,021,060
Huntington Bancshares, Inc.	300	7,482
IndyMac Bancorp, Inc.	4,400	191,884
Legg Mason, Inc.	1,600	163,440
Lehman Brothers Holdings, Inc. (a)	15,400	1,619,002
MBNA Corp.	36,700	923,372
Merrill Lynch & Co., Inc.	41,200	2,421,736
Morgan Stanley	54,400	2,885,920
PNC Financial Services Group, Inc.	15,400	844,228
The Charles Schwab Corp.	79,000	1,082,300
		24,199,992

Food Retailers — 0.0%
Starbucks Corp. (b)	500	26,275

Foods — 1.2%
7-Eleven, Inc. (b)	1,800	60,930
Archer-Daniels-Midland Co.	49,200	1,128,648
Campbell Soup Co. (a)	1,800	55,530
Chiquita Brands International, Inc.	2,600	78,468
Dean Foods Co. (b)	1,000	35,700
General Mills, Inc.	15,100	715,740
The Hershey Co. (a)	11,600	740,892
Kellogg Co.	900	40,779
The Kroger Co. (b)	11,200	222,320
Pilgrim’s Pride Corp. (a)	3,700	140,045
Safeway, Inc. (a)	14,200	345,060
Sara Lee Corp.	11,400	227,202
SuperValu, Inc.	4,400	155,760
Sysco Corp. (a)	2,500	90,150
TreeHouse Foods, Inc. (a)(b)	200	6,116
Tyson Foods, Inc. Cl. A	1,400	26,096
		4,069,436

Forest Products & Paper — 0.1%
Building Materials Hldg Corp.	200	16,620
Georgia-Pacific Corp.	1,500	51,225

7

Potlatch Corp.	1,300	$75,140
Weyerhaeuser Co.	2,400	165,552
		308,537

Healthcare — 1.9%
American Healthways, Inc. (a)(b)	1,800	80,226
Beverly Enterprises, Inc. (b)	1,500	19,035
Caremark Rx, Inc. (b)	12,900	575,082
Community Health Systems, Inc. (b)	800	30,888
Express Scripts, Inc. (a)(b)	2,600	135,980
Genesis HealthCare Corp. (b)	1,100	49,467
HCA, Inc.	22,500	1,108,125
Health Net, Inc. (b)	2,000	77,600
Humana, Inc. (b)	5,100	203,235
Kindred Healthcare, Inc. (b)	2,200	80,828
LCA-Vision, Inc.	1,900	87,020
Lincare Holdings, Inc. (a)(b)	2,700	108,918
Pacificare Health Systems (a)(b)	2,300	175,260
Pediatrix Medical Group, Inc. (b)	1,000	78,420
Sierra Health Services, Inc. (b)	2,400	161,856
Sunrise Senior Living, Inc. (a)(b)	700	37,100
Triad Hospitals, Inc. (b)	2,000	99,340
UnitedHealth Group, Inc.	60,800	3,179,840
Universal Health Services, Inc. Cl. B (a)	1,000	52,040
		6,340,260

Heavy Machinery — 0.0%
Toro Co.	4,000	160,960

Home Construction, Furnishings & Appliances — 0.6%
Cavco Industries, Inc. (b)	800	24,392
Centex Corp. (a)	1,700	125,766
D.R. Horton, Inc.	18,466	758,583
Furniture Brands International, Inc. (a)	1,400	26,824
KB Home (a)	1,700	139,247
Lennar Corp.	2,900	195,083
MDC Holdings, Inc.	900	76,878
NVR, Inc. (a)(b)	100	93,800
Pulte Homes, Inc.	1,500	140,430
The Ryland Group, Inc.	2,800	226,240
Standard-Pacific Corp. (a)	900	85,851
Tempur-Pedic International, Inc. (a)(b)	1,600	27,536
Toll Brothers, Inc. (a)(b)	1,600	88,672
		2,009,302

Household Products — 0.1%
Black & Decker Corp. (a)	1,100	99,341
The Clorox Co.	500	27,925
Corning, Inc. (b)	12,600	240,030
Sherwin-Williams Co.	1,100	52,371
Tupperware Corp.	1,500	31,995
		451,662

8

Industrial - Diversified — 1.1%
3M Co.	35,800	$2,685,000
Harsco Corp.	700	42,175
Illinois Tool Works, Inc.	200	17,130
ITT Industries, Inc.	400	42,560
SPX Corp.	1,100	53,768
Textron, Inc.	11,500	852,955
		3,693,588

Information Retrieval Services — 0.3%
Google, Inc. Cl. A (b)	1,200	345,312
Yahoo!, Inc. (b)	17,600	586,784
		932,096

Insurance — 6.3%
ACE Ltd.	9,200	425,132
Aetna, Inc.	9,900	766,260
AFLAC, Inc.	6,300	284,130
Allstate Corp.	32,700	2,003,202
American International Group, Inc.	70,200	4,226,040
AmerUs Group Co. (a)	3,100	159,898
Aon Corp.	2,400	61,056
Assurant, Inc.	3,500	129,325
Berkley (W.R.) Corp.	1,000	37,430
Chubb Corp.	13,100	1,163,542
Cigna Corp.	10,300	1,099,525
Cincinnati Financial Corp.	395	16,282
Fidelity National Financial, Inc.	6,200	244,280
First American Corp.	4,900	215,355
Fremont General Corp.	2,400	58,656
The Hartford Financial Services Group Inc.	16,100	1,297,177
HCC Insurance Holdings, Inc.	3,300	91,476
Jefferson-Pilot Corp.	2,000	100,340
Landamerica Financial Group, Inc.	1,800	112,824
Loews Corp.	12,800	1,070,464
Marsh & McLennan Companies, Inc.	5,400	156,438
MBIA, Inc. (a)	2,200	133,628
Metlife, Inc.	26,300	1,292,382
MGIC Investment Corp. (a)	700	48,006
Old Republic International Corp.	2,400	63,024
PartnerRe Ltd.	500	32,410
The PMI Group, Inc.	1,100	45,045
Principal Financial Group, Inc.	24,300	1,067,985
Progressive Corp.	8,600	857,334
Protective Life Corp.	1,100	47,916
Prudential Financial, Inc.	18,200	1,217,580
Radian Group, Inc.	1,100	56,738
Reinsurance Group of America, Inc.	1,100	46,387
Safeco Corp.	4,900	269,206
St. Paul Travelers Companies	20,000	880,400
StanCorp Financial Group, Inc.	1,300	112,242
Torchmark Corp.	400	20,908
Universal American Financial Corp. (b)	400	9,848
WellChoice, Inc. (b)	1,800	118,800

9

WellPoint, Inc. (b)	19,200	$1,358,208
XL Capital Limited Cl. A	1,700	122,094
		21,518,973

Lodging — 0.7%
Choice Hotels International, Inc.	600	39,792
Hilton Hotels Corp.	5,200	128,700
Isle of Capri Casinos, Inc. (b)	300	8,400
Marriott International, Inc. Cl. A	8,100	554,607
MGM Mirage (b)	22,100	1,004,445
Starwood Hotels & Resorts Worldwide, Inc.	7,800	493,896
		2,229,840

Machinery & Components — 0.6%
Caterpillar, Inc.	25,200	1,358,532
Cummins, Inc.	300	25,632
Deere & Co.	2,300	169,119
Flowserve Corp. (b)	1,000	33,860
Ingersoll-Rand Co. Cl. A	6,200	484,654
Joy Global, Inc.	2,000	82,140
Pall Corp.	700	21,679
		2,175,616

Manufacturing — 0.3%
American Standard Companies, Inc.	8,800	389,664
Applied Materials, Inc. (a)	33,400	616,564
Lam Research Corp. (a)(b)	1,100	31,295
Terex Corp. (b)	1,600	77,472
		1,114,995

Medical Supplies — 1.7%
Agilent Technologies, Inc. (b)	5,300	139,072
Allergan, Inc.	6,000	536,220
Applera Corp. - Applied Biosystems Group	7,300	151,986
Bausch & Lomb, Inc.	400	33,860
Baxter International, Inc.	22,300	875,721
Becton, Dickinson & Co.	18,000	996,660
Boston Scientific Corp. (b)	13,600	393,720
Edwards Lifesciences Corp. (b)	600	27,522
Guidant Corp.	6,900	474,720
Haemonetics Corp. (b)	800	33,784
Medtronic, Inc.	41,100	2,216,934
Thermo Electron Corp. (b)	1,000	29,860
		5,910,059

Metals & Mining — 0.3%
Alcoa, Inc.	4,200	117,810
Carpenter Technology	1,600	100,224
Commercial Metals Co.	100	2,874
Consol Energy, Inc.	1,500	101,040
Freeport-McMoRan Copper & Gold, Inc. Cl. B	500	20,140
Mueller Industries, Inc.	1,200	35,136
Nucor Corp. (a)	2,800	155,260
Phelps Dodge Corp.	2,300	244,835

10

Precision Castparts Corp.	2,300	$206,954
Quanex Corp.	1,400	85,400
Reliance Steel & Aluminum Co. (a)	1,000	46,720
		1,116,393

Oil & Gas — 0.3%
Precision Drilling Corp. (b)	2,800	118,108
Talisman Energy, Inc.	16,800	734,222
		852,330

Pharmaceuticals — 8.4%
Abbott Laboratories	48,500	2,261,555
AmerisourceBergen Corp.	2,000	143,580
Amgen, Inc. (b)	27,300	2,177,175
Barr Pharmaceuticals (b)	4,100	194,422
Bristol-Myers Squibb Co.	51,900	1,296,462
Cardinal Health, Inc.	6,200	369,396
Eli Lilly & Co.	11,000	619,520
Forest Laboratories, Inc. (b)	200	7,984
Genentech, Inc. (b)	7,200	643,176
Gilead Sciences, Inc. (b)	3,900	174,759
Invitrogen Corp. (b)	900	77,193
Johnson & Johnson	110,700	7,080,372
McKesson Corp.	21,200	954,000
Medco Health Solutions, Inc. (b)	16,300	789,572
Medicis Pharmaceutical Corp. Cl. A (a)	2,100	71,232
Merck & Co., Inc.	116,300	3,612,278
Pfizer, Inc.	260,000	6,890,000
Wyeth	26,900	1,230,675
		28,593,351

Photography Equipment/Supplies — 0.0%
Eastman Kodak Co. (a)	2,200	58,828

Prepackaged Software — 3.3%
Activision, Inc. (b)	900	18,306
Brocade Communications Systems, Inc. (b)	19,600	87,808
Compuware Corp. (b)	1,900	16,017
Fair Isaac Corp.	300	11,289
Hyperion Solutions Corp. (b)	300	14,118
Internet Security Systems, Inc. (b)	3,000	68,310
McAfee, Inc. (b)	5,200	163,280
Microsoft Corp.	321,000	8,220,810
Oracle Corp. (b)	182,900	2,483,782
Pixar, Inc. (b)	500	21,505
Symantec Corp. (b)	3,155	69,315
United Online, Inc.	9,000	103,590
		11,278,130

Real Estate — 0.0%
CB Richard Ellis Group, Inc. Cl. A (b)	900	41,436

Restaurants — 0.8%
Brinker International, Inc. (b)	100	4,090

11

CBRL Group, Inc.	500	$19,585
CEC Entertainment, Inc. (b)	2,400	91,944
CKE Restaurants, Inc. (a)	1,800	23,328
Darden Restaurants, Inc.	5,700	197,790
Jack in the Box, Inc. (b)	1,200	45,660
McDonald’s Corp.	47,500	1,480,575
Wendy’s International, Inc.	2,500	129,250
Yum! Brands, Inc.	16,500	863,775
		2,855,997

Retail — 4.9%
Action Performance Cos., Inc.	1,200	10,260
Advance Auto Parts Corp. (b)	2,300	158,608
Barnes & Noble, Inc. (b)	1,700	69,734
Bed Bath & Beyond, Inc. (b)	12,800	587,520
Best Buy Co., Inc. (a)	3,200	245,120
BJ’s Wholesale Club, Inc. (b)	600	19,134
Borders Group, Inc.	2,300	57,063
Circuit City Stores, Inc.	9,900	180,675
Costco Wholesale Corp.	5,600	257,432
Dillards, Inc. Cl. A	3,000	68,580
Electronics Boutique Holdings Corp. (a)(b)	1,500	96,990
Federated Department Stores, Inc.	14,700	1,115,289
Guitar Center, Inc. (b)	100	6,460
The Home Depot Inc.	70,600	3,071,806
J.C. Penney Co., Inc.	19,600	1,100,344
Longs Drug Stores, Inc. (a)	1,500	65,085
Lowe’s Companies, Inc. (a)	18,100	1,198,582
Marvel Enterprises, Inc. (a)(b)	4,300	83,377
Men’s Wearhouse, Inc. (a)(b)	2,850	102,486
Michaels Stores, Inc.	5,600	229,600
Movie Gallery, Inc.	1,700	42,636
Office Depot, Inc. (b)	2,500	70,950
Staples, Inc.	18,150	413,276
Target Corp.	33,200	1,950,500
Tiffany & Co.	900	30,627
TJX Companies, Inc.	16,100	378,511
Walgreen Co.	19,600	938,056
Wal-Mart Stores, Inc.	81,600	4,026,960
Zale Corp. (b)	2,200	74,800
		16,650,461

Retail - Grocery — 0.0%
Albertson’s, Inc. (a)	5,100	108,681

Telephone Utilities — 2.3%
Adtran, Inc.	2,700	72,252
Alltel Corp. (a)	9,800	651,700
AT&T Corp.	43,300	857,340
BellSouth Corp. (a)	52,300	1,443,480
CenturyTel, Inc.	6,900	237,153
MCI, Inc.	100	2,552
Sprint Corp. (FON Group) (a)	10,700	287,830
Telephone & Data Systems, Inc.	200	7,640
Verizon Communications, Inc. (a)	121,700	4,165,791
		7,725,738

12

Tobacco — 1.5%
Altria Group, Inc.	63,600	$4,258,656
Loews Corp. - Carolina Group	1,500	58,395
Reynolds American, Inc. (a)	7,700	641,487
		4,958,538

Transportation — 1.1%
Burlington Northern Santa Fe Corp.	22,200	1,204,350
CNF, Inc.	2,900	149,611
CSX Corp.	6,100	277,794
Discovery Holding Co-A (b)	1,050	14,984
FedEx Corp.	10,400	874,536
GATX Corp.	1,900	71,820
Laidlaw International, Inc. (b)	3,600	92,520
Norfolk Southern Corp.	13,700	509,777
Swift Transportation Co., Inc. (b)	3,500	76,965
United Parcel Service, Inc. Cl. B	3,000	218,910
Yellow Roadway Corp. (a)(b)	3,252	172,063
		3,663,330

TOTAL EQUITIES (Cost $324,125,460)		337,139,850

	Number of
	Shares	Market Value
RIGHTS — 0.0%
Computers & Information — 0.0%
Seagate Technology (b)(c)	25,700	$0

Electric Utilities — 0.0%
Progress Energy, Inc.	19,900	2,388

TOTAL RIGHTS (Cost $2,686)		2,388

	Number of
	Shares	Market Value
WARRANTS — 0.0%
Financial Services
Dime Bancorp, Inc. (b)	14,200	$2,414

TOTAL WARRANTS (Cost $2,698)		2,414

TOTAL LONG TERM INVESTMENTS (Cost $324,130,844)		337,144,652

13

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 6.9%
Cash Equivalents — 6.2% (d)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$406,235	$406,235
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	286,692	286,692
Bank of America Bank Note
3.270%	08/30/2005	528,105	528,105
Bank of America Bank Note
3.270%	10/18/2005	284,364	284,364
Bank of America Bank Note
3.450%	09/16/2005	406,235	406,235
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	856,722	856,722
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	121,870	121,870
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	162,494	162,494
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	243,741	243,741
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	409,303	409,303
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	121,870	121,870
BGI Institutional Money Market Fund
		1,594,349	1,594,349
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	284,364	284,364
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	609,352	609,352
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	203,117	203,117
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	824,099	824,099
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	289,987	289,987
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	812,469	812,469
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	203,117	203,117
Federal Home Loan Bank Discount Note
3.226%	08/12/2005	536,415	536,415
First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	79,865	79,865
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	406,235	406,235
Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	285,168	285,168
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	286,736	286,736
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	287,941	287,941
Freddie Mac Discount Note
3.244%	08/16/2005	487,482	487,482
Freddie Mac Discount Note
3.276%	08/16/2005	230,359	230,359

14

General Electric Capital Corp.
3.252%	08/04/2005	$811,956	$811,956
General Electric Capital Corp.
3.475%	09/12/2005	235,712	235,712
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		425,235	425,235
Harris Trust & Savings Bank
3.295%	11/04/2005	307,770	307,770
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	205,148	205,148
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	243,741	243,741
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	406,235	406,235
Merrimac Cash Fund, Premium Class
		64,998	64,998
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	812,469	812,469
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	525,600	525,600
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	146,244	146,244
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	422,484	422,484
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	162,494	162,494
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	406,235	406,235
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	406,235	406,235
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	446,858	446,858
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	324,988	324,988
Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	324,988	324,988
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	162,494	162,494
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	255,217	255,217
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	406,235	406,235
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	481,730	481,730
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	505,389	505,389
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	333,112	333,112
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	377,412	377,412

15

Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	$461,385	$461,385
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	284,365	284,365
			21,195,415

Repurchase Agreement — 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 07/29/2005, 2.28%, due 08/01/2005 (e)		2,418,499	2,418,499

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			23,613,914

TOTAL INVESTMENTS — 106.0% (Cost $347,744,758) (f)			$360,758,566

Other Assets/(Liabilities) — (6.0%)			(20,427,547)

NET ASSETS — 100.0%			$340,331,019

Notes to Portfolio of Investments

(a)                                  Denotes all or a portion of security on loan (Note 2).

(b)                                 Non-income producing security.

(c)                                  This security is valued in good faith under procedures established by the board of trustees.

(d)                                 Represents investments of security lending collateral. (Note 2).

(e)                                  Maturity value of $2,418,959.  Collateralized by U.S. Government Agency obligation with a rate of 3.89%, maturity date of 03/15/2032, and an aggregate market value, including accrued interest, of $2,539,424.

(f)                                    See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual Premier Value Fund —

Portfolio of Investments

July 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.3%
Aerospace & Defense — 3.8%
Lockheed Martin Corp.	137,560	$8,583,744
Rockwell Collins, Inc.	263,130	12,840,744
		21,424,488

Apparel, Textiles & Shoes — 2.9%
Limited Brands	667,480	16,273,162

Banking, Savings & Loans — 10.4%
Bank of America Corp.	275,070	11,993,052
Freddie Mac	233,250	14,760,060
SLM Corp.	208,040	10,711,980
Wachovia Corp.	169,115	8,520,014
Wells Fargo & Co.	206,160	12,645,854
		58,630,960

Beverages — 2.9%
Diageo PLC Sponsored ADR (United Kingdom) (a)	298,930	16,641,433

Broadcasting, Publishing & Printing — 4.6%
Gannett Co., Inc.	191,510	13,972,570
Viacom, Inc. Cl. B	364,310	12,200,742
		26,173,312

Chemicals — 2.4%
Dow Chemical Co.	141,490	6,784,445
PPG Industries, Inc.	101,130	6,576,484
		13,360,929

Commercial Services — 2.4%
Donnelley (R.R.) & Sons Co.	83,700	3,017,385
Waste Management, Inc.	383,730	10,790,488
		13,807,873

Communications — 1.8%
BCE, Inc.	414,640	10,017,702

Computers & Information — 3.5%
Apple Computer, Inc. (b)	111,600	4,759,740
International Business Machines Corp.	183,620	15,324,925
		20,084,665

Cosmetics & Personal Care — 2.8%
Colgate-Palmolive Co.	107,900	5,712,226
Kimberly-Clark Corp.	163,700	10,437,512
		16,149,738

Electric Utilities — 4.0%
Entergy Corp.	149,820	11,676,971
Exelon Corp.	205,420	10,994,078
		22,671,049

1

Electrical Equipment & Electronics — 2.4%
General Electric Co.	200,200	$6,906,900
Molex, Inc. Cl. A	253,600	6,525,128
		13,432,028

Energy — 10.2%
BP PLC, Sponsored ADR (United Kingdom)	221,046	14,562,510
ConocoPhillips	163,000	10,202,170
Exxon Mobil Corp.	352,640	20,717,600
Occidental Petroleum Corp.	152,700	12,564,156
		58,046,436

Entertainment & Leisure — 1.4%
The Walt Disney Co.	301,540	7,731,486

Financial Services — 8.5%
American Express Co.	244,170	13,429,350
Citigroup, Inc.	449,388	19,548,378
Morgan Stanley	284,650	15,100,682
		48,078,410

Foods — 1.9%
Kellogg Co.	242,090	10,969,098

Forest Products & Paper — 2.7%
Weyerhaeuser Co.	221,010	15,245,270

Industrial - Diversified — 3.2%
Tyco International Limited	587,350	17,896,555

Insurance — 6.7%
AFLAC, Inc.	224,330	10,117,283
Allstate Corp.	160,200	9,813,852
American International Group, Inc.	295,060	17,762,612
		37,693,747

Pharmaceuticals — 6.2%
Merck & Co., Inc.	305,800	9,498,148
Pfizer, Inc.	578,770	15,337,405
Teva Pharmaceutical Sponsored ADR (Israel) (a)	323,700	10,164,180
		34,999,733

Photography Equipment/Supplies — 2.7%
Eastman Kodak Co. (a)	563,830	15,076,814

Prepackaged Software — 2.9%
Microsoft Corp.	327,300	8,382,153
Symantec Corp. (b)	361,100	7,933,367
		16,315,520

Restaurants — 2.4%
McDonald’s Corp.	438,430	13,665,863

2

Telephone Utilities — 2.3%
Verizon Communications, Inc.	379,460	$12,988,916

Tobacco — 2.1%
Altria Group, Inc.	177,300	11,872,008

Transportation — 2.2%
United Parcel Service, Inc. Cl. B	169,600	12,375,712

TOTAL EQUITIES
(Cost $464,641,990)		561,622,907

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 8.5%
Cash Equivalents — 7.7% (c)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$833,888	$833,888
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	588,500	588,500
Bank of America Bank Note
3.270%	08/30/2005	1,084,054	1,084,054
Bank of America Bank Note
3.270%	10/18/2005	583,721	583,721
Bank of America Bank Note
3.450%	09/16/2005	833,888	833,888
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	1,758,615	1,758,615
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	250,166	250,166
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	333,555	333,555
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	500,333	500,333
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	840,187	840,187
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	250,166	250,166
BGI Institutional Money Market Fund
		3,272,760	3,272,760
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	583,721	583,721
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	1,250,832	1,250,832
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	416,944	416,944
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	1,691,648	1,691,648
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	595,264	595,264
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	1,667,776	1,667,776
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	416,944	416,944

3

Federal Home Loan Bank Discount Note
3.226%	08/12/2005	$1,101,112	$1,101,112
First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	163,941	163,941
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	833,888	833,888
Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	585,372	585,372
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	588,591	588,591
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	591,064	591,064
Freddie Mac Discount Note
3.244%	08/16/2005	1,000,665	1,000,665
Freddie Mac Discount Note
3.276%	08/16/2005	472,864	472,864
General Electric Capital Corp.
3.252%	08/04/2005	1,666,722	1,666,722
General Electric Capital Corp.
3.475%	09/12/2005	483,851	483,851
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		872,891	872,891
Harris Trust & Savings Bank
3.295%	11/04/2005	631,767	631,767
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	421,113	421,113
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	500,333	500,333
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	833,888	833,888
Merrimac Cash Fund, Premium Class
		133,422	133,422
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	1,667,776	1,667,776
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	1,078,912	1,078,912
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	300,200	300,200
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	867,243	867,243
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	333,555	333,555
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	833,888	833,888
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	833,888	833,888
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	917,277	917,277
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	667,110	667,110

4

Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	$667,110	$667,110
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	333,555	333,555
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	523,891	523,891
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	833,888	833,888
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	988,860	988,860
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	1,037,424	1,037,424
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	683,788	683,788
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	774,723	774,723
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	947,096	947,096
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	583,720	583,720
			43,508,350

Repurchase Agreement — 0.8%
Investors Bank & Trust Company Repurchase Agreement, dated 07/29/2005, 2.28%, due 08/01/2005 (d)		4,636,589	4,636,589

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			48,144,939

TOTAL INVESTMENTS — 107.8%
(Cost $512,786,929) (e)			$609,767,846

Other Assets/(Liabilities) — (7.8%)			(43,904,385)

NET ASSETS — 100.0%			$565,863,461

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Denotes all or a portion of security on loan (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $4,637,470. Collateralized by U.S. Government Agency obligation with rates ranging from 4.02% - 6.63%, maturity dates ranging from 9/25/2014 - 01/15/2028, and an aggregate market value, including accrued interest, of $4,868,419.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Premier Enhanced Index

Value Fund — Portfolio of Investments

July 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 99.3%
Advertising — 0.0%
Lamar Advertising Co. (a)	100	$4,401

Aerospace & Defense — 2.0%
Alliant Techsystems, Inc. (a)	100	7,300
General Dynamics Corp.	3,800	437,722
Honeywell International, Inc.	11,300	443,864
Northrop Grumman Corp.	4,700	260,615
Raytheon Co.	7,300	287,109
		1,436,610

Air Transportation — 0.1%
Southwest Airlines Co.	2,900	41,151

Apparel, Textiles & Shoes — 0.3%
Jones Apparel Group, Inc.	2,000	61,140
Liz Claiborne, Inc.	1,600	66,576
Polo Ralph Lauren Corp.	300	14,772
VF Corp.	1,100	64,944
		207,432

Automotive & Parts — 0.8%
Adesa, Inc.	500	12,100
Autoliv, Inc.	100	4,455
AutoNation, Inc. (a)	2,900	62,611
BorgWarner, Inc.	500	29,085
Delphi Corp.	3,700	19,610
Ford Motor Co.	23,800	255,612
General Motors Corp.	1,800	66,276
Genuine Parts Co.	1,800	82,422
The Goodyear Tire & Rubber Co. (a)(b)	1,300	22,633
TRW Automotive Holdings Corp. (a)	400	10,652
		565,456

Banking, Savings & Loans — 16.8%
AmSouth Bancorporation	5,800	161,878
Associated Banc-Corp	1,400	47,684
Astoria Financial Corp.	1,550	43,307
Bank of America Corp.	52,300	2,280,280
Bank of Hawaii Corp.	600	30,810
Bank of New York Co., Inc.	8,500	261,630
BB&T Corp.	5,967	249,540
BOK Financial Corp.	200	9,736
Capital One Financial Corp. (b)	1,900	156,750
The Colonial BancGroup, Inc.	2,200	51,194
Comerica, Inc.	3,600	219,960
Commerce Bancshares, Inc.	955	51,389
Compass Bancshares, Inc.	1,400	67,494
Cullen/Frost Bankers, Inc.	500	25,050
Downey Financial Corp.	1,300	100,672

1

Fannie Mae	11,500	$642,390
First Horizon National Corp. (b)	1,200	48,948
FirstMerit Corp.	1,500	42,435
Freddie Mac	8,200	518,896
Fulton Financial Corp.	1,731	31,262
Golden West Financial Corp. (b)	1,600	104,192
Hibernia Corp. Cl. A	1,700	57,494
International Bancshares Corp.	350	10,580
JPMorgan Chase & Co.	31,600	1,110,424
KeyCorp	8,700	297,888
M&T Bank Corp.	800	86,808
Marshall and Ilsley Corp.	2,500	114,800
Mellon Financial Corp.	4,500	137,070
National City Corp. (b)	12,027	443,917
New York Community Bancorp, Inc.	2,400	44,064
North Fork Bancorporation, Inc.	5,148	141,004
Northern Trust Corp.	800	40,640
Popular, Inc. (b)	2,900	74,820
Providian Financial Corp. (a)(b)	5,700	107,730
Regions Financial Corp.	7,571	254,688
Sky Financial Group, Inc.	1,000	28,480
Sovereign Bancorp, Inc.	3,900	93,561
State Street Corp.	100	4,974
SunTrust Banks, Inc.	4,100	298,152
TCF Financial Corp.	400	10,988
TD Banknorth, Inc.	749	22,305
U.S. Bancorp	20,700	622,242
UnionBanCal Corp.	700	49,938
Valley National Bancorp	700	16,485
Wachovia Corp.	17,880	900,794
Washington Federal, Inc.	842	19,593
Washington Mutual, Inc.	17,100	726,408
Webster Financial Corp.	400	19,280
Wells Fargo & Co.	17,100	1,048,914
Westcorp	200	11,590
Whitney Holding Corp.	1,300	43,056
Wilmington Trust Corp.	600	22,506
Zions Bancorp	1,400	100,072
		12,106,762

Beverages — 0.5%
Brown-Forman Corp. Cl. B	200	11,690
The Coca-Cola Co.	1,300	56,888
Coca-Cola Enterprises, Inc.	4,400	103,400
Constellation Brands, Inc. (a)	1,900	52,060
Molson Coors Brewing Co. Cl. B	600	37,620
The Pepsi Bottling Group Inc.	1,400	40,824
PepsiAmericas, Inc.	1,100	28,358
		330,840

Broadcasting, Publishing & Printing — 2.6%
American Greetings Corp. Cl. A	5,800	147,552
Belo Corp. Cl. A	1,200	28,656

2

Comcast Corp. Cl. A (a)	10,100	$310,373
Hearst-Argyle Television, Inc.	300	7,521
Knight Ridder, Inc.	100	6,256
Lee Enterprises, Inc.	700	29,967
Liberty Global, Inc. Cl. A (a)(b)	2,107	99,956
Liberty Media International, Inc. Cl. A (a)	28,100	246,999
McClatchy Co. Cl. A	200	13,310
New York Times Co. Cl. A	2,200	69,344
Time Warner, Inc. (a)	43,200	735,264
Univision Communications, Inc. Cl. A (a)	800	22,624
Viacom, Inc. Cl. B	4,300	144,007
Westwood One, Inc.	600	12,222
		1,874,051

Building Materials & Construction — 0.4%
Lafarge North America, Inc.	800	55,824
Louisiana-Pacific Corp. (b)	100	2,682
Martin Marietta Materials, Inc.	200	14,538
Masco Corp.	100	3,391
USG Corp. (a)(b)	3,300	161,370
Vulcan Materials Co.	1,200	84,288
		322,093

Chemicals — 1.9%
Air Products & Chemicals, Inc.	1,600	95,616
Celanese Corp.-Cl. A (a)	300	5,646
Chemtura Corp.	600	9,444
Dow Chemical Co.	400	19,180
Du Pont (E.I.) de Nemours & Co.	11,200	478,016
Eastman Chemical Co.	1,100	60,929
Engelhard Corp.	1,600	45,904
FMC Corp. (a)	2,100	127,008
Huntsman Corp. (a)	400	9,316
The Lubrizol Corp.	900	39,600
Lyondell Chemical Co. (b)	2,700	75,438
Monsanto Co.	800	53,896
The Mosaic Co. (a)	1,600	27,840
PPG Industries, Inc.	2,300	149,569
Praxair, Inc.	500	24,695
Rohm & Haas Co.	2,000	92,120
The Scotts Miracle-Gro Co. (a)	300	23,520
Valhi, Inc.	200	3,550
The Valspar Corp.	400	19,624
		1,360,911

Commercial Services — 1.3%
Cendant Corp.	22,100	472,056
Convergys Corp. (a)	700	10,185
Donnelley (R.R.) & Sons Co.	2,000	72,100
Equifax, Inc.	2,500	91,000
Manpower, Inc.	500	23,900
PerkinElmer, Inc.	600	12,588
Rent-A-Center, Inc. (a)	700	14,763

3

Republic Services, Inc.	1,600	$58,000
Ryder System, Inc.	400	15,596
Service Corp. International	4,800	41,616
Servicemaster Co.	1,100	15,114
Waste Management, Inc.	2,600	73,112
		900,030

Communications — 2.1%
American Tower Corp. Cl. A (a)(b)	200	4,596
Citizens Communications Co.	3,900	51,246
Crown Castle International Corp. (a)	500	10,880
Harris Corp.	400	14,828
L-3 Communications Holdings, Inc.	500	39,115
Lucent Technologies, Inc. (a)	13,400	39,262
Nextel Communications, Inc. Cl. A (a)	8,500	290,870
NTL, Inc. (a)	500	33,315
PanAmSat Holding Corp.	3,100	62,775
SBC Communications, Inc.	39,400	963,330
Scientific-Atlanta, Inc.	300	11,550
		1,521,767

Communications Equipment — 0.2%
Motorola, Inc.	6,000	127,080

Computer Integrated Systems Design — 0.4%
Cadence Design Systems, Inc. (a)(b)	1,700	27,353
Computer Sciences Corp. (a)	1,700	77,826
Reynolds & Reynolds, Inc. Cl. A	2,900	81,142
Sun Microsystems, Inc. (a)	17,300	66,432
Synopsys, Inc. (a)	2,400	44,424
		297,177

Computer Programming Services — 0.0%
Ceridian Corp. (a)	700	14,651

Computer Related Services — 0.0%
Checkfree Corp. (a)(b)	200	6,772
Ingram Micro, Inc. Cl. A (a)	1,100	20,504
		27,276

Computers & Information — 0.4%
Comverse Technology, Inc. (a)	300	7,587
International Business Machines Corp.	2,200	183,612
Solectron Corp. (a)	5,600	21,504
Storage Technology Corp. (a)	1,800	66,114
Tech Data Corp. (a)	200	7,756
		286,573

Computers & Office Equipment — 1.5%
Hewlett-Packard Co.	35,000	861,700
Pitney Bowes, Inc.	1,400	62,412
Xerox Corp. (a)	11,900	157,199
		1,081,311

4

Containers — 0.2%
Owens-Illinois, Inc. (a)	2,000	$51,300
Pactiv Corp. (a)	1,700	37,434
Sealed Air Corp. (a)	700	37,142
		125,876

Cosmetics & Personal Care — 0.3%
Kimberly-Clark Corp.	3,900	248,664

Data Processing & Preparation — 0.2%
Affiliated Computer Services, Inc. Cl. A (a)(b)	400	19,988
The BISYS Group, Inc. (a)	2,600	40,898
Deluxe Corp.	800	32,000
NCR Corp. (a)	1,700	59,007
		151,893

Electric Utilities — 6.6%
Allegheny Energy, Inc. (a)	1,500	42,750
Alliant Energy Corp.	1,300	37,830
Ameren Corp.	2,900	161,298
American Electric Power Co.	100	3,870
CenterPoint Energy, Inc.	4,000	54,960
Cinergy Corp.	2,000	88,300
CMS Energy Corp. (a)(b)	2,000	31,680
Consolidated Edison, Inc.	3,700	178,192
Constellation Energy Group, Inc.	1,800	108,378
Dominion Resources, Inc.	3,500	258,510
DPL, Inc.	1,400	38,640
DTE Energy Co.	2,600	122,200
Duke Energy Corp.	18,000	531,720
Edison International	6,100	249,368
Energy East Corp.	1,900	52,953
Entergy Corp.	2,200	171,468
Exelon Corp.	7,000	374,640
FirstEnergy Corp.	6,200	308,636
FPL Group, Inc.	4,100	176,792
Great Plains Energy, Inc.	617	20,028
Hawaiian Electric Industries, Inc.	500	13,465
MDU Resources Group, Inc.	1,750	53,725
NiSource, Inc.	4,000	97,160
Northeast Utilities	1,200	25,896
NRG Energy, Inc. (a)	800	30,680
NSTAR	1,100	33,363
OGE Energy Corp.	800	24,304
Pepco Holdings, Inc.	2,000	47,740
PG&E Corp.	7,000	263,410
Pinnacle West Capital Corp.	1,900	87,020
PNM Resources, Inc.	700	20,573
PPL Corp.	1,900	117,002
Progress Energy, Inc. (b)	2,600	115,986
Public Service Enterprise Group, Inc.	3,500	225,050
Puget Energy, Inc.	900	21,042

5

SCANA Corp.	1,100	$46,233
Southern Co.	7,800	272,922
Teco Energy, Inc.	4,400	83,424
Westar Energy, Inc.	400	9,732
Wisconsin Energy Corp.	2,200	88,330
WPS Resources Corp.	600	34,656
		4,723,926

Electrical Equipment & Electronics — 1.9%
Advanced Micro Devices, Inc. (a)	2,200	44,176
Arrow Electronics, Inc. (a)	1,000	30,020
Avnet, Inc. (a)(b)	500	13,090
Emerson Electric Co.	700	46,060
Energizer Holdings, Inc. (a)	1,000	63,900
Freescale Semiconductor, Inc. Cl. B (a)	4,300	110,725
General Electric Co. (b)	21,600	745,200
Intersil Corp. Cl. A	500	9,685
Johnson Controls, Inc.	100	5,744
LSI Logic Corp. (a)(b)	14,000	136,640
Sanmina-SCI Corp. (a)	3,100	14,818
Teleflex, Inc. (b)	1,900	126,027
Thomas & Betts Corp. (a)	300	10,131
		1,356,216

Energy — 16.0%
Amerada Hess Corp.	1,300	153,218
Anadarko Petroleum Corp.	2,600	229,710
Apache Corp.	2,100	143,640
Ashland Inc.	800	49,160
Atmos Energy Corp.	700	20,412
Burlington Resources, Inc.	6,000	384,660
ChevronTexaco Corp.	27,300	1,583,673
ConocoPhillips	19,700	1,233,023
Devon Energy Corp.	5,200	291,668
El Paso Corp. (b)	7,200	86,400
Energen Corp.	1,100	38,610
Equitable Resources, Inc.	1,400	99,470
Exxon Mobil Corp.	71,800	4,218,250
Forest Oil Corp. (a)	800	35,808
Helmerich & Payne, Inc.	2,100	119,952
Kerr-McGee Corp.	1,761	141,250
KeySpan Corp.	1,500	61,035
Kinder Morgan, Inc.	100	8,886
Marathon Oil Corp.	6,889	402,042
National Fuel Gas Co.	1,200	36,480
Newfield Exploration Co. (a)	200	8,498
Noble Energy, Inc.	800	66,008
Occidental Petroleum Corp.	6,200	510,136
Oneok, Inc.	1,200	41,940
Pioneer Natural Resources Co. (b)	1,400	60,662
Pogo Producing Co.	600	33,018
Premcor, Inc.	800	61,312
Pride International, Inc. (a)	1,700	44,234

6

Questar Corp.	600	$42,108
Sempra Energy	2,500	106,250
Southern Union Co. (a)	800	20,352
Sunoco, Inc.	800	100,584
Tesoro Corp.	1,000	48,220
Tidewater, Inc.	200	8,074
UGI Corp.	2,900	85,086
Unocal Corp.	4,200	272,370
Valero Energy Corp.	5,600	463,568
Vectren Corp.	700	20,286
The Williams Companies Inc.	4,800	101,952
Xcel Energy, Inc.	4,200	81,522
		11,513,527

Entertainment & Leisure — 1.3%
Brunswick Corp.	400	18,624
Harrah’s Entertainment, Inc.	1,001	78,819
News Corp., Inc. Cl. A	1,100	18,018
The Walt Disney Co.	24,500	628,180
Warner Music Group Corp. (a)	11,400	178,410
		922,051

Financial Services — 11.3%
AG Edwards, Inc.	1,100	48,730
Allied Capital Corp.	1,500	42,660
AMB Property Corp.	1,500	68,985
AmeriCredit Corp. (a)(b)	1,700	45,424
Ameritrade Holding Corp. (a)	1,400	27,342
Annaly Mortgage Management, Inc. REIT (b)	2,200	35,090
Archstone-Smith Trust	3,600	153,000
AvalonBay Communities, Inc. (b)	1,300	113,828
Bear Stearns Companies, Inc.	2,200	224,642
Camden Property Trust REIT (b)	800	44,224
CBL & Associates Properties, Inc. REIT (b)	1,500	68,820
CIT Group, Inc. (b)	2,600	114,764
Citigroup, Inc.	62,100	2,701,350
Countrywide Financial Corp.	6,500	234,000
Crescent Real Estate Equities Co. REIT	500	9,760
Essex Property Trust, Inc. REIT	400	36,744
Friedman Billings Ramsey Group, Inc. Cl. A	2,500	35,150
The Goldman Sachs Group, Inc.	2,400	257,952
Health Care Property Investors, Inc. (b)	1,900	52,934
Health Care REIT, Inc.	700	27,370
Hospitalities Properties Trust	1,200	53,280
HRPT Properties Trust	3,600	46,404
Huntington Bancshares, Inc.	2,500	62,350
IndyMac Bancorp, Inc.	2,600	113,386
iStar Financial, Inc. (b)	2,900	124,091
Janus Capital Group, Inc.	2,700	40,554
Jefferies Group, Inc.	300	12,399
Kimco Realty Corp.	1,400	91,924
Lehman Brothers Holdings, Inc. (b)	5,700	599,241
Liberty Property Trust REIT	1,500	67,320

7

The Macerich Co. REIT	600	$42,132
Mack-Cali Realty Corp.	1,100	52,701
MBNA Corp.	9,400	236,504
Mercantile Bankshares Corp.	800	44,512
Merrill Lynch & Co., Inc.	14,400	846,432
Morgan Stanley	10,200	541,110
New Century Financial Corp. REIT	1,700	89,046
New Plan Excel Realty Trust	1,300	35,594
Pan Pacific Retail Properties, Inc. REIT	700	48,657
PNC Financial Services Group, Inc.	3,300	180,906
Public Storage, Inc.	200	13,350
Raymond James Financial, Inc.	500	14,925
Realty Income Corp. REIT	1,100	27,489
Regency Centers Corp.	700	43,190
Telewest Global, Inc. (a)	2,900	64,786
Thornburg Mortgage, Inc. REIT (b)	1,900	56,392
Vornado Realty Trust REIT (b)	2,000	177,280
Weingarten Realty Investors REIT	1,400	54,992
		8,123,716

Foods — 2.0%
Archer-Daniels-Midland Co.	16,500	378,510
Campbell Soup Co.	1,500	46,275
Dean Foods Co. (a)	1,200	42,840
Del Monte Foods Co. (a)	3,200	35,968
General Mills, Inc.	2,400	113,760
The Hershey Co.	300	19,161
The Kroger Co. (a)	12,700	252,095
Pilgrim’s Pride Corp. (b)	4,100	155,185
Safeway, Inc. (b)	5,100	123,930
Sara Lee Corp.	4,300	85,699
SuperValu, Inc.	3,000	106,200
TreeHouse Foods, Inc. (a)(b)	360	11,009
Tyson Foods, Inc. Cl. A	3,200	59,648
		1,430,280

Forest Products & Paper — 0.5%
Georgia-Pacific Corp.	3,500	119,525
International Paper Co.	200	6,320
MeadWestvaco Corp.	100	2,922
Plum Creek Timber Co., Inc.	4,800	181,680
Rayonier, Inc. REIT	100	5,704
Sonoco Products Co.	1,300	36,140
		352,291

Healthcare — 0.3%
Caremark Rx, Inc. (a)	300	13,374
Community Health Systems, Inc. (a)	200	7,722
Health Management Associates, Inc. Cl. A (b)	200	4,760
Health Net, Inc. (a)(b)	400	15,520
Humana, Inc. (a)	400	15,940
Pacificare Health Systems (a)(b)	300	22,860
Triad Hospitals, Inc. (a)	400	19,868
Universal Health Services, Inc. Cl. B (b)	1,800	93,672
		193,716

8

Home Construction, Furnishings & Appliances — 0.9%
Beazer Homes USA, Inc.	400	$26,176
Centex Corp.	1,000	73,980
D.R. Horton, Inc.	1,400	57,512
KB Home	300	24,573
Lennar Corp.	1,600	107,632
MDC Holdings, Inc.	230	19,647
Meritage Homes Corp. (a)	300	27,885
Pulte Homes, Inc.	1,500	140,430
The Ryland Group, Inc.	1,800	145,440
Standard-Pacific Corp. (b)	500	47,695
Steelcase, Inc.	500	7,320
		678,290

Household Products — 0.2%
Black & Decker Corp. (b)	800	72,248
Newell Rubbermaid, Inc. (b)	100	2,487
RPM, Inc.	900	16,875
The Stanley Works	500	24,465
		116,075

Industrial — Distribution — 0.0%
Grainger (W.W.), Inc.	500	31,160

Industrial — Diversified — 0.1%
Eaton Corp.	800	52,272
ITT Industries, Inc.	100	10,640
SPX Corp.	500	24,440
		87,352

Information Retrieval Services — 0.0%
Interactive Data Corp.	200	4,284
Juniper Networks, Inc. (a)	1,000	23,990
		28,274

Insurance — 8.1%
Aetna, Inc.	700	54,180
Alleghany Corp. (a)	2	612
Allmerica Financial Corp. (a)	500	19,500
Allstate Corp.	10,600	649,356
American Financial Group, Inc.	1,100	37,224
American International Group, Inc.	13,000	782,600
AmerUs Group Co.	300	15,474
Aon Corp.	3,800	96,672
Assurant, Inc.	2,400	88,680
Berkley (W.R.) Corp.	1,400	52,402
Chubb Corp.	3,200	284,224
Cigna Corp.	2,400	256,200
The Commerce Group, Inc.	300	18,705

9

Erie Indemnity Co. Cl. A	300	$16,302
Fidelity National Financial, Inc.	3,500	137,900
First American Corp.	2,100	92,295
Genworth Financial, Inc. Cl. A	3,800	119,168
The Hartford Financial Services Group Inc. (b)	4,800	386,736
HCC Insurance Holdings, Inc.	750	20,790
Jefferson-Pilot Corp.	1,600	80,272
Lincoln National Corp.	1,900	91,770
Loews Corp.	1,600	133,808
Marsh & McLennan Companies, Inc.	300	8,691
MBIA, Inc. (b)	2,650	160,961
Metlife, Inc.	9,000	442,260
MGIC Investment Corp. (b)	1,900	130,302
Nationwide Financial Services, Inc. Cl. A	1,100	43,538
Old Republic International Corp.	2,900	76,154
The PMI Group, Inc.	1,000	40,950
Principal Financial Group, Inc.	3,500	153,825
Progressive Corp.	100	9,969
Protective Life Corp.	900	39,204
Prudential Financial, Inc.	5,800	388,020
Radian Group, Inc.	1,800	92,844
Reinsurance Group of America, Inc.	200	8,434
Safeco Corp.	2,100	115,374
St. Paul Travelers Companies	7,527	331,338
Torchmark Corp. (b)	1,400	73,178
Transatlantic Holdings, Inc.	100	5,919
Unitrin, Inc.	300	15,975
UnumProvident Corp.	3,300	63,195
WellChoice, Inc. (a)	200	13,200
WellPoint, Inc. (a)	2,824	199,770
		5,847,971

Internet Content — 0.0%
BEA Systems, Inc. (a)	3,300	29,898

Lodging — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	1,300	82,316

Machinery & Components — 0.2%
Cooper Cameron Corp. (a)	800	56,784
Cummins, Inc. (b)	300	25,632
IDEX Corp.	100	4,368
Parker-Hannifin Corp.	700	46,004
		132,788

Manufacturing — 0.1%
Avery Dennison Corp.	200	11,334
Pentair, Inc.	200	8,034
Terex Corp. (a)	1,200	58,104
		77,472

Medical Supplies — 0.2%
Agilent Technologies, Inc. (a)	500	13,120

10

Applera Corp. - Applied Biosystems Group	2,400	$49,968
Bausch & Lomb, Inc.	200	16,930
Fisher Scientific International Inc. (a)	300	20,115
Mettler-Toledo International, Inc. (a)	200	10,500
Thermo Electron Corp. (a)	1,100	32,846
		143,479

Metals & Mining — 0.9%
Alcoa, Inc.	5,200	145,860
Consol Energy, Inc. (b)	200	13,472
Nucor Corp.	600	33,270
Phelps Dodge Corp.	3,300	351,285
Precision Castparts Corp.	1,100	98,978
United States Steel Corp.	200	8,530
		651,395

Oil & Gas — 0.1%
AGL Resources, Inc.	1,000	38,450

Pharmaceuticals — 6.0%
AmerisourceBergen Corp.	1,900	136,401
Bristol-Myers Squibb Co.	8,000	199,840
Cardinal Health, Inc.	2,500	148,950
Charles River Laboratories International, Inc. (a)	400	19,480
Hospira, Inc. (a)	2,800	107,100
Invitrogen Corp. (a)	500	42,885
King Pharmaceuticals, Inc. (a)	9,500	105,925
McKesson Corp.	3,100	139,500
Medco Health Solutions, Inc. (a)(b)	1,500	72,660
Merck & Co., Inc.	20,200	627,412
Mylan Laboratories, Inc.	2,300	39,928
Omnicare, Inc.	400	18,440
Pfizer, Inc.	88,800	2,353,200
Watson Pharmaceutical, Inc. (a)	3,100	103,540
Wyeth	4,600	210,450
		4,325,711

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co. (b)	2,300	61,502

Prepackaged Software — 0.6%
BMC Software, Inc. (a)	1,700	32,453
Computer Associates International, Inc.	2,600	71,370
Compuware Corp. (a)	10,800	91,044
Fair Isaac Corp.	2,500	94,075
SunGard Data Systems, Inc. (a)	1,300	46,657
Sybase, Inc. (a)	4,700	100,016
		435,615

Real Estate — 0.5%
Equity Office Properties Trust (b)	7,300	258,785
Host Marriott Corp. (b)	3,800	70,870
		329,655

11

Restaurants — 0.9%
CBRL Group, Inc.	200	$7,834
McDonald’s Corp.	20,000	623,400
		631,234

Retail — 1.2%
Barnes & Noble, Inc. (a)	3,000	123,060
BJ’s Wholesale Club, Inc. (a)	700	22,323
Borders Group, Inc.	600	14,886
Circuit City Stores, Inc.	100	1,825
Costco Wholesale Corp.	3,400	156,298
Dillards, Inc. Cl. A	700	16,002
Federated Department Stores, Inc.	3,900	295,893
J.C. Penney Co., Inc.	100	5,614
The May Department Stores Co.	2,000	82,100
Neiman Marcus Group, Inc. Cl. A	200	19,700
Office Depot, Inc. (a)	3,700	105,006
Rite Aid Corp. (a)	5,200	23,348
		866,055

Retail - Grocery — 0.2%
Albertson’s, Inc. (b)	6,800	144,908

Telephone Utilities — 3.6%
Alltel Corp.	3,600	239,400
AT&T Corp.	18,300	362,340
BellSouth Corp.	21,800	601,680
CenturyTel, Inc.	2,700	92,799
MCI, Inc.	3,200	81,664
Sprint Corp. (FON Group) (b)	16,600	446,540
Verizon Communications, Inc. (b)	21,900	749,637
		2,574,060

Tobacco — 2.1%
Altria Group, Inc.	18,300	1,225,368
Loews Corp. — Carolina Group	3,400	132,362
Reynolds American, Inc. (b)	1,300	108,303
UST, Inc.	1,500	69,030
		1,535,063

Toys, Games — 0.1%
Hasbro, Inc.	2,100	46,074

Transportation — 1.2%
Alexander & Baldwin, Inc.	400	21,392
Burlington Northern Santa Fe Corp.	4,500	244,125
CSX Corp.	2,600	118,404
Laidlaw International, Inc. (a)	1,800	46,260
Norfolk Southern Corp.	4,100	152,561
Overseas Shipholding Group, Inc.	1,900	117,895
Union Pacific Corp.	1,800	126,558
Yellow Roadway Corp. (a)(b)	800	42,328
		869,523

12

Travel — 0.0%
Sabre Holdings Corp.	1,800	$34,560

Water Companies — 0.0%
Aqua America, Inc.	400	12,828

TOTAL EQUITIES (Cost $66,363,119)		71,459,436

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.4%
Cash Equivalents — 7.3% (c)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$100,144	$100,144
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	70,675	70,675
Bank of America Bank Note
3.270%	08/30/2005	130,187	130,187
Bank of America Bank Note
3.270%	10/18/2005	70,101	70,101
Bank of America Bank Note
3.450%	09/16/2005	100,144	100,144
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	211,197	211,197
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	30,043	30,043
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	40,058	40,058
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	60,086	60,086
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	100,901	100,901
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	30,043	30,043
BGI Institutional Money Market Fund
		393,036	393,036
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	70,101	70,101
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	150,216	150,216
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	50,072	50,072
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	203,155	203,155
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	71,487	71,487
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	200,288	200,288
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	50,072	50,072

13

Federal Home Loan Bank Discount Note
3.226%	08/12/2005	$132,236	$132,236
First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	19,688	19,688
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	100,144	100,144
Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	70,299	70,299
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	70,686	70,686
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	70,983	70,983
Freddie Mac Discount Note
3.244%	08/16/2005	120,173	120,173
Freddie Mac Discount Note
3.276%	08/16/2005	56,788	56,788
General Electric Capital Corp.
3.252%	08/04/2005	200,162	200,162
General Electric Capital Corp.
3.475%	09/12/2005	58,107	58,107
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		104,828	104,828
Harris Trust & Savings Bank
3.295%	11/04/2005	75,871	75,871
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	50,573	50,573
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	60,086	60,086
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	100,144	100,144
Merrimac Cash Fund, Premium Class
		16,023	16,023
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	200,288	200,288
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	129,570	129,570
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	36,052	36,052
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	104,150	104,150
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	40,058	40,058
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	100,144	100,144
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	100,144	100,144
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	110,159	110,159

14

Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	$80,115	$80,115
Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	80,115	80,115
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	40,058	40,058
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	62,916	62,916
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	100,144	100,144
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	118,755	118,755
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	124,587	124,587
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	82,118	82,118
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	93,039	93,039
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	113,740	113,740
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	70,100	70,100
			5,225,049

Repurchase Agreement — 0.1%
Investors Bank & Trust Co. Repurchase Agreement, dated 07/29/2005, 2.28%, due 08/01/2005 (d)		95,629	95,629

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			5,320,678

TOTAL INVESTMENTS — 106.7% (Cost $71,683,797) (e)			$76,780,114

Other Assets/(Liabilities) — (6.7%)			(4,805,931)

NET ASSETS — 100.0%			$71,974,183

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $95,647. Collateralized by U.S. Government Agency obligation with a rate of 6.12%, maturity date of 09/25/2023, and an aggregate market value, including accrued interest, of $100,410.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Enhanced Index

Value Fund II — Portfolio of

Investments

July 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 99.9%
Advertising — 0.0%
Lamar Advertising Co. (a)	400	$17,604

Aerospace & Defense — 2.0%
Alliant Techsystems, Inc. (a)	300	21,900
General Dynamics Corp.	10,200	1,174,938
Honeywell International, Inc.	30,200	1,186,256
Northrop Grumman Corp.	12,600	698,670
Raytheon Co.	18,000	707,940
		3,789,704

Air Transportation — 0.1%
Southwest Airlines Co.	7,700	109,263

Apparel, Textiles & Shoes — 0.3%
Jones Apparel Group, Inc.	6,500	198,705
Liz Claiborne, Inc.	4,100	170,601
VF Corp.	3,500	206,640
		575,946

Automotive & Parts — 0.8%
Adesa, Inc.	1,800	43,560
Autoliv, Inc.	100	4,455
AutoNation, Inc. (a)	8,000	172,720
BorgWarner, Inc.	1,200	69,804
Delphi Corp.	10,100	53,530
Ford Motor Co.	63,700	684,138
General Motors Corp.	4,200	154,644
Genuine Parts Co.	4,100	187,739
The Goodyear Tire & Rubber Co. (a)(b)	4,200	73,122
TRW Automotive Holdings Corp. (a)	1,300	34,619
		1,478,331

Banking, Savings & Loans — 16.9%
AmSouth Bancorporation	14,600	407,486
Associated Banc-Corp	3,900	132,834
Astoria Financial Corp.	4,100	114,554
Bank of America Corp.	140,000	6,104,000
Bank of Hawaii Corp.	1,700	87,295
Bank of New York Co., Inc.	22,700	698,706
BB&T Corp.	15,972	667,949
BOK Financial Corp.	600	29,208
Capital One Financial Corp. (b)	5,400	445,500
The Colonial BancGroup, Inc.	4,200	97,734
Comerica, Inc.	9,000	549,900
Commerce Bancshares, Inc.	2,600	139,906
Compass Bancshares, Inc.	3,900	188,019
Cullen/Frost Bankers, Inc.	1,400	70,140
Downey Financial Corp.	3,500	271,040
Fannie Mae	30,700	1,714,902

1

First Horizon National Corp. (b)	3,800	$155,002
FirstMerit Corp.	2,600	73,554
Freddie Mac	21,800	1,379,504
Fulton Financial Corp.	2,900	52,374
Golden West Financial Corp. (b)	4,400	286,528
Hibernia Corp. Cl. A	4,700	158,954
International Bancshares Corp.	1,250	37,787
JPMorgan Chase & Co.	84,948	2,985,073
KeyCorp	23,300	797,792
M&T Bank Corp.	2,200	238,722
Marshall and Ilsley Corp.	6,800	312,256
Mellon Financial Corp.	12,500	380,750
National City Corp. (b)	32,162	1,187,099
New York Community Bancorp, Inc.	7,700	141,372
North Fork Bancorporation, Inc.	13,950	382,091
Northern Trust Corp.	2,600	132,080
Popular, Inc. (b)	8,100	208,980
Providian Financial Corp. (a)(b)	15,200	287,280
Regions Financial Corp.	20,367	685,146
Sky Financial Group, Inc.	2,800	79,744
The South Financial Group, Inc.	100	2,896
Sovereign Bancorp, Inc.	10,600	254,294
State Street Corp.	100	4,974
SunTrust Banks, Inc.	10,999	799,847
TD Banknorth, Inc.	2,747	81,806
U.S. Bancorp	54,800	1,647,288
UnionBanCal Corp.	1,700	121,278
Valley National Bancorp	1,815	42,743
Wachovia Corp.	47,733	2,404,789
Washington Federal, Inc.	2,634	61,293
Washington Mutual, Inc.	46,800	1,988,064
Webster Financial Corp.	1,500	72,300
Wells Fargo & Co.	45,800	2,809,372
Westcorp	500	28,975
Whitney Holding Corp.	3,550	117,576
Wilmington Trust Corp.	2,000	75,020
Zions Bancorp	3,900	278,772
		32,472,548

Beverages — 0.5%
Brown-Forman Corp. Cl. B	500	29,225
The Coca-Cola Co.	3,200	140,032
Coca-Cola Enterprises, Inc.	11,900	279,650
Constellation Brands, Inc. (a)	5,600	153,440
Molson Coors Brewing Co. Cl. B	1,800	112,860
The Pepsi Bottling Group Inc.	4,500	131,220
PepsiAmericas, Inc.	2,800	72,184
		918,611

Broadcasting, Publishing & Printing — 2.6%
American Greetings Corp. Cl. A	15,600	396,864
Belo Corp. Cl. A	3,000	71,640
Comcast Corp. Cl. A (a)	27,000	829,710

2

Hearst-Argyle Television, Inc.	1,200	$30,084
Knight Ridder, Inc.	200	12,512
Lee Enterprises, Inc.	1,900	81,339
Liberty Global, Inc. Cl. A (a)	5,600	265,664
Liberty Media International, Inc. Cl. A (a)	75,200	661,008
McClatchy Co. Cl. A	600	39,930
New York Times Co. Cl. A	6,100	192,272
Time Warner, Inc. (a)	115,400	1,964,108
Viacom, Inc. Cl. B	11,300	378,437
Westwood One, Inc.	2,000	40,740
		4,964,308

Building Materials & Construction — 0.5%
Lafarge North America, Inc.	2,300	160,494
Louisiana-Pacific Corp. (b)	200	5,364
Martin Marietta Materials, Inc.	600	43,614
Masco Corp.	100	3,391
USG Corp. (a)(b)	8,700	425,430
Vulcan Materials Co.	3,400	238,816
		877,109

Chemicals — 1.9%
Air Products & Chemicals, Inc.	4,300	256,968
Celanese Corp.-Cl. A (a)	1,000	18,820
Chemtura Corp.	2,100	33,054
Dow Chemical Co.	1,200	57,540
Du Pont (E.I.) de Nemours & Co.	29,400	1,254,792
Eastman Chemical Co.	2,900	160,631
Engelhard Corp.	4,200	120,498
FMC Corp. (a)	5,600	338,688
Huntsman Corp. (a)	1,200	27,948
The Lubrizol Corp.	1,500	66,000
Lyondell Chemical Co. (b)	7,000	195,580
Monsanto Co.	2,100	141,477
The Mosaic Co. (a)	4,500	78,300
PPG Industries, Inc.	6,100	396,683
Praxair, Inc.	1,500	74,085
Rohm & Haas Co.	5,200	239,512
The Scotts Miracle-Gro Co. (a)	700	54,880
Valhi, Inc.	400	7,100
The Valspar Corp.	1,500	73,590
		3,596,146

Commercial Services — 1.2%
Cendant Corp.	59,200	1,264,512
Donnelley (R.R.) & Sons Co.	4,800	173,040
Equifax, Inc.	5,600	203,840
Manpower, Inc.	800	38,240
PerkinElmer, Inc.	1,900	39,862
Rent-A-Center, Inc. (a)	2,300	48,507
Republic Services, Inc.	4,200	152,250
Ryder System, Inc.	1,200	46,788
Service Corp. International	13,100	113,577

3

Servicemaster Co.	3,800	$52,212
Waste Management, Inc.	7,300	205,276
		2,338,104

Communications — 2.1%
American Tower Corp. Cl. A (a)(b)	500	11,490
Citizens Communications Co.	10,800	141,912
Harris Corp.	800	29,656
L-3 Communications Holdings, Inc.	1,500	117,345
Lucent Technologies, Inc. (a)	33,500	98,155
Nextel Communications, Inc. Cl. A (a)	22,800	793,440
NTL, Inc. (a)	1,400	93,282
PanAmSat Holding Corp.	8,500	172,125
SBC Communications, Inc.	105,000	2,567,250
Scientific-Atlanta, Inc.	800	30,800
		4,055,455

Communications Equipment — 0.2%
Motorola, Inc.	17,400	368,532

Computer Integrated Systems Design — 0.4%
Cadence Design Systems, Inc. (a)(b)	5,400	86,886
Computer Sciences Corp. (a)	4,400	201,432
Reynolds & Reynolds, Inc. Cl. A	7,900	221,042
Sun Microsystems, Inc. (a)	49,300	189,312
Synopsys, Inc. (a)	4,000	74,040
		772,712

Computer Programming Services — 0.0%
Ceridian Corp. (a)	2,400	50,232

Computer Related Services — 0.0%
Checkfree Corp. (a)(b)	300	10,158
Ingram Micro, Inc. Cl. A (a)	2,100	39,144
		49,302

Computers & Information — 0.4%
Comverse Technology, Inc. (a)	800	20,232
International Business Machines Corp.	5,600	467,376
Solectron Corp. (a)	17,900	68,736
Storage Technology Corp. (a)	3,800	139,574
Tech Data Corp. (a)	100	3,878
		699,796

Computers & Office Equipment — 1.5%
Hewlett-Packard Co.	93,400	2,299,508
Pitney Bowes, Inc.	3,500	156,030
Xerox Corp. (a)	34,300	453,103
		2,908,641

Containers — 0.2%
Ball Corp.	100	3,795
Bemis Co., Inc.	100	2,700

4

Owens-Illinois, Inc. (a)	5,300	$135,945
Pactiv Corp. (a)	4,600	101,292
Sealed Air Corp. (a)	1,100	58,366
		302,098

Cosmetics & Personal Care — 0.3%
Kimberly-Clark Corp.	9,900	631,224

Data Processing & Preparation — 0.2%
Affiliated Computer Services, Inc. Cl. A (a)(b)	1,300	64,961
The BISYS Group, Inc. (a)	6,900	108,537
Deluxe Corp.	2,200	88,000
NCR Corp. (a)	4,600	159,666
		421,164

Electric Utilities — 6.8%
Allegheny Energy, Inc. (a)	4,700	133,950
Alliant Energy Corp.	3,400	98,940
Ameren Corp.	7,800	433,836
American Electric Power Co.	100	3,870
CenterPoint Energy, Inc.	12,900	177,246
Cinergy Corp.	5,800	256,070
CMS Energy Corp. (a)(b)	6,400	101,376
Consolidated Edison, Inc.	9,800	471,968
Constellation Energy Group, Inc.	5,200	313,092
Dominion Resources, Inc.	10,200	753,372
DPL, Inc.	3,700	102,120
DTE Energy Co. (b)	7,300	343,100
Duke Energy Corp.	48,300	1,426,782
Edison International	17,700	723,576
Energy East Corp.	6,100	170,007
Entergy Corp.	5,800	452,052
Exelon Corp.	18,600	995,472
FirstEnergy Corp.	16,700	831,326
FPL Group, Inc.	11,500	495,880
Great Plains Energy, Inc.	2,200	71,412
Hawaiian Electric Industries, Inc.	100	2,693
MDU Resources Group, Inc.	3,400	104,380
NiSource, Inc.	10,900	264,761
Northeast Utilities	3,800	82,004
NRG Energy, Inc. (a)	2,600	99,710
NSTAR	2,900	87,957
OGE Energy Corp.	2,600	78,988
Pepco Holdings, Inc.	5,500	131,285
PG&E Corp.	20,100	756,363
Pinnacle West Capital Corp.	4,100	187,780
PNM Resources, Inc.	1,800	52,902
PPL Corp.	5,600	344,848
Progress Energy, Inc. (b)	7,300	325,653
Public Service Enterprise Group, Inc.	10,100	649,430
Puget Energy, Inc.	2,900	67,802
SCANA Corp.	2,000	84,060
Southern Co.	22,100	773,279

5

Teco Energy, Inc.	12,000	$227,520
Westar Energy, Inc.	1,500	36,495
Wisconsin Energy Corp.	6,100	244,915
WPS Resources Corp.	1,900	109,744
		13,068,016

Electrical Equipment & Electronics — 1.9%
Advanced Micro Devices, Inc. (a)	6,000	120,480
Arrow Electronics, Inc. (a)	2,200	66,044
Avnet, Inc. (a)(b)	1,500	39,270
Emerson Electric Co.	2,200	144,760
Energizer Holdings, Inc. (a)	2,300	146,970
Freescale Semiconductor, Inc. Cl. B (a)	12,500	321,875
General Electric Co.	57,800	1,994,100
Intersil Corp. Cl. A	2,500	48,425
Johnson Controls, Inc.	100	5,744
LSI Logic Corp. (a)(b)	37,400	365,024
Teleflex, Inc. (b)	4,800	318,384
Thomas & Betts Corp. (a)	1,000	33,770
		3,604,846

Energy — 16.3%
Amerada Hess Corp.	3,300	388,938
Anadarko Petroleum Corp.	7,100	627,285
Apache Corp.	6,000	410,400
Ashland Inc.	2,100	129,045
Atmos Energy Corp.	2,300	67,068
Burlington Resources, Inc.	16,500	1,057,815
ChevronTexaco Corp.	73,200	4,246,332
ConocoPhillips	52,600	3,292,234
Devon Energy Corp.	14,400	807,696
El Paso Corp. (b)	20,400	244,800
Energen Corp.	2,100	73,710
Equitable Resources, Inc.	4,300	305,515
Exxon Mobil Corp.	192,100	11,285,875
Forest Oil Corp. (a)	2,500	111,900
Helmerich & Payne, Inc.	5,700	325,584
Kerr-McGee Corp.	5,046	404,740
KeySpan Corp.	4,700	191,243
Kinder Morgan, Inc.	200	17,772
Marathon Oil Corp.	18,596	1,085,263
National Fuel Gas Co.	2,400	72,960
Newfield Exploration Co. (a)	700	29,743
Noble Energy, Inc.	2,300	189,773
Occidental Petroleum Corp.	16,500	1,357,620
Oneok, Inc.	3,100	108,345
Pioneer Natural Resources Co.	4,200	181,986
Pogo Producing Co.	1,100	60,533
Premcor, Inc.	2,400	183,936
Pride International, Inc. (a)	4,700	122,294
Questar Corp.	2,200	154,396
Sempra Energy	7,000	297,500
Southern Union Co. (a)	2,600	66,144

6

Sunoco, Inc.	2,500	$314,325
Tesoro Corp.	2,600	125,372
Tidewater, Inc.	1,000	40,370
UGI Corp.	9,400	275,796
Unocal Corp.	11,300	732,805
Valero Energy Corp.	15,000	1,241,700
Vectren Corp.	2,300	66,654
The Williams Companies Inc.	10,300	218,772
Xcel Energy, Inc. (b)	11,800	229,038
		31,143,277

Entertainment & Leisure — 1.3%
Harrah’s Entertainment, Inc.	2,800	220,472
News Corp., Inc. Cl. A	3,000	49,140
The Walt Disney Co.	65,600	1,681,984
Warner Music Group Corp. (a)	30,600	478,890
		2,430,486

Financial Services — 11.2%
AG Edwards, Inc.	2,100	93,030
Allied Capital Corp. (b)	2,500	71,100
AMB Property Corp.	4,000	183,960
American Capital Strategies Limited	100	3,763
AmeriCredit Corp. (a)(b)	4,600	122,912
Ameritrade Holding Corp. (a)	4,000	78,120
Annaly Mortgage Management, Inc. REIT (b)	5,900	94,105
Archstone-Smith Trust	9,600	408,000
AvalonBay Communities, Inc. (b)	3,500	306,460
Bear Stearns Companies, Inc.	5,800	592,238
Camden Property Trust REIT (b)	1,700	93,976
CBL & Associates Properties, Inc. REIT (b)	4,200	192,696
CIT Group, Inc. (b)	6,800	300,152
Citigroup, Inc.	165,400	7,194,900
Countrywide Financial Corp.	17,200	619,200
Crescent Real Estate Equities Co. REIT	1,600	31,232
Essex Property Trust, Inc. REIT	800	73,488
Federal Realty Investment Trust REIT	700	45,717
Friedman Billings Ramsey Group, Inc. Cl. A	6,800	95,608
The Goldman Sachs Group, Inc.	6,100	655,628
Health Care Property Investors, Inc. (b)	4,700	130,942
Health Care REIT, Inc.	1,800	70,380
Hospitalities Properties Trust	2,300	102,120
HRPT Properties Trust	7,600	97,964
Huntington Bancshares, Inc. (b)	6,900	172,086
IndyMac Bancorp, Inc.	7,200	313,992
iStar Financial, Inc. (b)	7,900	338,041
Janus Capital Group, Inc.	7,200	109,440
Jefferies Group, Inc.	1,500	61,995
Kimco Realty Corp.	2,900	190,414
Lehman Brothers Holdings, Inc. (b)	14,900	1,566,437
Liberty Property Trust REIT	4,200	188,496
The Macerich Co. REIT	900	63,198
Mack-Cali Realty Corp.	2,100	100,611

7

MBNA Corp.	25,300	$636,548
Mercantile Bankshares Corp.	2,400	133,536
Merrill Lynch & Co., Inc.	38,600	2,268,908
Morgan Stanley	27,600	1,464,180
New Century Financial Corp. REIT (b)	4,300	225,234
New Plan Excel Realty Trust	3,900	106,782
Pan Pacific Retail Properties, Inc. REIT	1,900	132,069
PNC Financial Services Group, Inc.	8,600	471,452
Public Storage, Inc.	400	26,700
Raymond James Financial, Inc.	1,600	47,760
Realty Income Corp. REIT	3,800	94,962
Regency Centers Corp.	2,200	135,740
Telewest Global, Inc. (a)	7,800	174,252
Thornburg Mortgage, Inc. REIT (b)	4,900	145,432
Vornado Realty Trust REIT (b)	5,300	469,792
Weingarten Realty Investors REIT	3,800	149,264
		21,445,012

Foods — 2.0%
Archer-Daniels-Midland Co.	44,300	1,016,242
Campbell Soup Co.	4,300	132,655
Dean Foods Co. (a)	3,600	128,520
Del Monte Foods Co. (a)	8,000	89,920
General Mills, Inc.	6,400	303,360
The Hershey Co.	800	51,096
Hormel Foods Corp.	100	2,961
The Kroger Co. (a)	34,000	674,900
Pilgrim’s Pride Corp. (b)	11,100	420,135
Safeway, Inc. (b)	14,200	345,060
Sara Lee Corp.	11,200	223,216
SuperValu, Inc.	8,200	290,280
TreeHouse Foods, Inc. (a)(b)	1,140	34,861
Tyson Foods, Inc. Cl. A	9,100	169,624
		3,882,830

Forest Products & Paper — 0.5%
Georgia-Pacific Corp.	9,200	314,180
MeadWestvaco Corp.	100	2,922
Plum Creek Timber Co., Inc.	13,000	492,050
Rayonier, Inc. REIT	150	8,556
Sonoco Products Co.	2,200	61,160
		878,868

Healthcare — 0.3%
Caremark Rx, Inc. (a)	1,200	53,496
Community Health Systems, Inc. (a)	500	19,305
Health Management Associates, Inc. Cl. A (b)	600	14,280
Health Net, Inc. (a)(b)	1,200	46,560
Humana, Inc. (a)	1,100	43,835
Pacificare Health Systems (a)(b)	1,000	76,200
Sierra Health Services, Inc. (a)	100	6,744
Triad Hospitals, Inc. (a)	1,300	64,571
Universal Health Services, Inc. Cl. B (b)	5,000	260,200
		585,191

8

Home Construction, Furnishings & Appliances — 0.9%
Beazer Homes USA, Inc. (b)	1,200	$78,528
Centex Corp.	3,100	229,338
D.R. Horton, Inc.	3,933	161,568
KB Home	800	65,528
Lennar Corp.	4,300	289,261
MDC Holdings, Inc.	620	52,960
Pulte Homes, Inc.	3,900	365,118
The Ryland Group, Inc.	5,000	404,000
Standard-Pacific Corp. (b)	1,100	104,929
Steelcase, Inc.	1,600	23,424
		1,774,654

Household Products — 0.1%
Black & Decker Corp. (b)	1,800	162,558
Newell Rubbermaid, Inc. (b)	100	2,487
RPM, Inc.	100	1,875
The Stanley Works	1,600	78,288
		245,208

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	1,400	87,248

Industrial - Diversified — 0.1%
Eaton Corp.	2,300	150,282
ITT Industries, Inc.	300	31,920
SPX Corp.	1,500	73,320
		255,522

Information Retrieval Services — 0.0%
Interactive Data Corp.	500	10,710
Juniper Networks, Inc. (a)	3,100	74,369
		85,079

Insurance — 8.2%
Aetna, Inc.	2,200	170,280
Alleghany Corp. (a)	4	1,225
Allmerica Financial Corp. (a)	1,400	54,600
Allstate Corp.	28,700	1,758,162
Ambac Financial Group, Inc.	100	7,184
American Financial Group, Inc.	1,500	50,760
American International Group, Inc.	34,500	2,076,900
American National Insurance Co.	300	34,551
AmerUs Group Co.	1,100	56,738
Aon Corp.	10,200	259,488
Assurant, Inc.	6,500	240,175
Berkley (W.R.) Corp.	3,000	112,290
Chubb Corp.	8,500	754,970
Cigna Corp.	6,100	651,175
Cincinnati Financial Corp.	40	1,649

9

The Commerce Group, Inc.	800	$49,880
Erie Indemnity Co. Cl. A	1,000	54,340
Fidelity National Financial, Inc.	9,400	370,360
First American Corp.	5,900	259,305
Genworth Financial, Inc. Cl. A	10,000	313,600
The Hartford Financial Services Group Inc.	12,600	1,015,182
HCC Insurance Holdings, Inc.	1,650	45,738
Jefferson-Pilot Corp.	4,400	220,748
Lincoln National Corp.	5,400	260,820
Loews Corp.	4,600	384,698
Markel Corp. (a)(b)	100	33,600
MBIA, Inc. (b)	7,300	443,402
Metlife, Inc.	24,200	1,189,188
MGIC Investment Corp. (b)	5,400	370,332
Nationwide Financial Services, Inc. Cl. A	2,900	114,782
Old Republic International Corp.	7,750	203,515
The PMI Group, Inc.	2,800	114,660
Principal Financial Group, Inc.	9,300	408,735
Progressive Corp.	400	39,876
Protective Life Corp.	2,100	91,476
Prudential Financial, Inc.	15,300	1,023,570
Radian Group, Inc.	4,900	252,742
Reinsurance Group of America, Inc.	900	37,953
Safeco Corp.	5,600	307,664
St. Paul Travelers Companies	20,222	890,172
StanCorp Financial Group, Inc.	600	51,804
Torchmark Corp. (b)	3,200	167,264
Transatlantic Holdings, Inc.	400	23,676
Unitrin, Inc.	800	42,600
UnumProvident Corp.	9,000	172,350
WellChoice, Inc. (a)	200	13,200
WellPoint, Inc. (a)	7,510	531,257
		15,728,636

Internet Content — 0.0%
BEA Systems, Inc. (a)	10,500	95,130

Lodging — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	3,500	221,620

Machinery & Components — 0.2%
Cooper Cameron Corp. (a)	2,400	170,352
Cummins, Inc. (b)	700	59,808
IDEX Corp.	300	13,104
Parker-Hannifin Corp.	2,200	144,584
Roper Industries, Inc.	100	7,675
		395,523

Manufacturing — 0.1%
Pentair, Inc.	600	24,102
Terex Corp. (a)	3,100	150,102
		174,204

10

Medical Supplies — 0.2%
Agilent Technologies, Inc. (a)	1,600	$41,984
Applera Corp. - Applied Biosystems Group	6,400	133,248
Bausch & Lomb, Inc.	200	16,930
Mettler-Toledo International, Inc. (a)	700	36,750
Thermo Electron Corp. (a)	3,600	107,496
		336,408

Metals & Mining — 0.9%
Alcoa, Inc.	14,000	392,700
Consol Energy, Inc.	500	33,680
Nucor Corp.	1,400	77,630
Phelps Dodge Corp.	8,900	947,405
Precision Castparts Corp.	3,100	278,938
United States Steel Corp. (b)	700	29,855
		1,760,208

Oil & Gas — 0.1%
AGL Resources, Inc.	3,200	123,040

Pharmaceuticals — 6.0%
AmerisourceBergen Corp.	4,600	330,234
Bristol-Myers Squibb Co. (b)	21,400	534,572
Cardinal Health, Inc.	6,600	393,228
Charles River Laboratories International, Inc. (a)	600	29,220
Hospira, Inc. (a)	6,800	260,100
Invitrogen Corp. (a)	900	77,193
King Pharmaceuticals, Inc. (a)	27,200	303,280
McKesson Corp.	8,200	369,000
Medco Health Solutions, Inc. (a)	4,100	198,604
Merck & Co., Inc.	53,000	1,646,180
Mylan Laboratories, Inc.	6,100	105,896
Omnicare, Inc.	1,100	50,710
Pfizer, Inc.	237,700	6,299,050
Watson Pharmaceutical, Inc. (a)	8,300	277,220
Wyeth	12,900	590,175
		11,464,662

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co. (b)	6,300	168,462

Prepackaged Software — 0.6%
BMC Software, Inc. (a)	5,000	95,450
Computer Associates International, Inc.	7,200	197,640
Compuware Corp. (a)	29,000	244,470
Fair Isaac Corp.	6,600	248,358
SunGard Data Systems, Inc. (a)	4,200	150,738
Sybase, Inc. (a)	10,900	231,952
		1,168,608

Real Estate — 0.5%
Equity Office Properties Trust (b)	19,700	698,365
Host Marriott Corp. (b)	10,200	190,230
		888,595

11

Restaurants — 0.9%
CBRL Group, Inc.	700	$27,419
McDonald’s Corp.	53,600	1,670,712
		1,698,131

Retail — 1.2%
Barnes & Noble, Inc. (a)	7,800	319,956
BJ’s Wholesale Club, Inc. (a)	2,200	70,158
Borders Group, Inc.	1,400	34,734
Circuit City Stores, Inc.	2,000	36,500
Costco Wholesale Corp.	9,500	436,715
Dillards, Inc. Cl. A	2,200	50,292
Federated Department Stores, Inc.	10,600	804,222
The May Department Stores Co.	5,600	229,880
Neiman Marcus Group, Inc. Cl. A	600	59,100
Office Depot, Inc. (a)	10,000	283,800
Rite Aid Corp. (a)	16,500	74,085
		2,399,442

Retail - Grocery — 0.2%
Albertson’s, Inc. (b)	17,300	368,663

Telephone Utilities — 3.6%
Alltel Corp.	9,800	651,700
AT&T Corp.	46,900	928,620
BellSouth Corp.	58,200	1,606,320
CenturyTel, Inc.	7,600	261,212
MCI, Inc. (b)	8,900	227,128
Sprint Corp. (FON Group) (b)	44,300	1,191,670
Verizon Communications, Inc.	58,500	2,002,455
		6,869,105

Tobacco — 2.2%
Altria Group, Inc.	49,000	3,281,040
Loews Corp. - Carolina Group	9,300	362,049
Reynolds American, Inc. (b)	3,400	283,254
UST, Inc.	4,300	197,886
		4,124,229

Toys, Games — 0.1%
Hasbro, Inc.	5,600	122,864
Mattel, Inc.	200	3,730
		126,594

Transportation — 1.2%
Alexander & Baldwin, Inc.	1,300	69,524
Burlington Northern Santa Fe Corp.	12,100	656,425
CSX Corp.	7,000	318,780
Laidlaw International, Inc. (a)	4,700	120,790
Norfolk Southern Corp.	11,000	409,310
Overseas Shipholding Group, Inc.	4,700	291,635

12

Union Pacific Corp.	4,900	$344,519
Yellow Roadway Corp. (a)(b)	2,600	137,566
		2,348,549

Travel — 0.0%
Sabre Holdings Corp.	3,900	74,880

Water Companies — 0.0%
Aqua America, Inc.	1,500	48,105

TOTAL EQUITIES (Cost $173,800,753)		191,465,861

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 8.0%
Cash Equivalents — 7.8% (c)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$284,601	$284,601
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	200,852	200,852
Bank of America Bank Note
3.270%	08/30/2005	369,981	369,981
Bank of America Bank Note
3.270%	10/18/2005	199,221	199,221
Bank of America Bank Note
3.450%	09/16/2005	284,601	284,601
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	600,205	600,205
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	85,380	85,380
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	113,840	113,840
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	170,761	170,761
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	286,751	286,751
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	85,380	85,380
BGI Institutional Money Market Fund
		1,116,973	1,116,973
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	199,221	199,221
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	426,901	426,901
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	142,300	142,300
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	577,349	577,349
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	203,160	203,160
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	569,202	569,202

13

Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	$142,300	$142,300
Federal Home Loan Bank Discount Note
3.226%	08/12/2005	375,803	375,803
First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	55,952	55,952
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	284,601	284,601
Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	199,784	199,784
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	200,882	200,882
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	201,727	201,727
Freddie Mac Discount Note
3.244%	08/16/2005	341,521	341,521
Freddie Mac Discount Note
3.276%	08/16/2005	161,386	161,386
General Electric Capital Corp.
3.252%	08/04/2005	568,842	568,842
General Electric Capital Corp.
3.475%	09/12/2005	165,135	165,135
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		297,913	297,913
Harris Trust & Savings Bank
3.295%	11/04/2005	215,618	215,618
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	143,723	143,723
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	170,761	170,761
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	284,601	284,601
Merrimac Cash Fund, Premium Class
		45,536	45,536
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	569,202	569,202
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	368,226	368,226
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	102,456	102,456
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	295,985	295,985
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	113,840	113,840
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	284,601	284,601
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	284,601	284,601

14

Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	$313,061	$313,061
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	227,681	227,681
Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	227,681	227,681
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	113,840	113,840
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	178,801	178,801
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	284,601	284,601
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	337,492	337,492
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	354,067	354,067
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	233,373	233,373
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	264,408	264,408
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	323,238	323,238
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	199,220	199,220
			14,849,138

Repurchase Agreement — 0.2%
Investors Bank & Trust Co. Repurchase Agreement, dated 07/29/2005, 2.28%, due 08/01/2005 (d)		471,304	471,304

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			15,320,442

TOTAL INVESTMENTS — 107.9% (Cost $189,121,195) (e)			$206,786,303

Other Assets/(Liabilities) — (7.9%)			(15,206,660)

NET ASSETS — 100.0%			$191,579,643

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $471,393. Collateralized by U.S. Government Agency obligations with a rate of 6.875%, maturity date of 07/25/2021, and an aggregate market value, including accrued interest, of $494,869.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Enhanced Index

Core Equity Fund — Portfolio of

Investments

July 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 99.8%
Advertising — 0.1%
Monster Worldwide, Inc. (a)(b)	100	$3,037
Omnicom Group, Inc.	400	33,948
		36,985

Aerospace & Defense — 4.1%
Boeing Co.	4,900	323,449
General Dynamics Corp.	1,700	195,823
Goodrich Corp.	400	17,696
Honeywell International, Inc.	2,800	109,984
Lockheed Martin Corp.	3,300	205,920
Northrop Grumman Corp.	1,200	66,540
Raytheon Co.	2,800	110,124
Rockwell Collins, Inc.	600	29,280
United Technologies Corp.	6,200	314,340
		1,373,156

Apparel, Textiles & Shoes — 0.6%
Coach, Inc. (a)	100	3,511
The Gap, Inc.	200	4,222
Jones Apparel Group, Inc.	400	12,228
Limited Brands	100	2,438
Liz Claiborne, Inc.	800	33,288
Nike, Inc. Cl. B	800	67,040
Nordstrom, Inc.	1,000	37,010
Reebok International Limited	100	4,230
VF Corp.	700	41,328
		205,295

Automotive & Parts — 0.5%
AutoNation, Inc. (a)	1,700	36,703
Ford Motor Co.	8,200	88,068
General Motors Corp.	500	18,410
Genuine Parts Co.	400	18,316
The Goodyear Tire & Rubber Co. (a)(b)	500	8,705
		170,202

Banking, Savings & Loans — 9.5%
AmSouth Bancorporation	1,700	47,447
Bank of America Corp.	13,200	575,520
Bank of New York Co., Inc.	2,200	67,716
BB&T Corp.	1,400	58,548
Capital One Financial Corp. (b)	700	57,750
Comerica, Inc.	1,200	73,320
Compass Bancshares, Inc.	400	19,284
Fannie Mae	2,600	145,236
First Horizon National Corp. (b)	400	16,316
Freddie Mac	1,800	113,904
Golden West Financial Corp.	800	52,096
JPMorgan Chase & Co.	11,200	393,568

1

KeyCorp	2,100	$71,904
M&T Bank Corp.	400	43,404
Marshall and Ilsley Corp.	600	27,552
Mellon Financial Corp.	1,300	39,598
National City Corp. (b)	4,100	151,331
North Fork Bancorporation, Inc.	1,250	34,237
Northern Trust Corp.	500	25,400
Providian Financial Corp. (a)(b)	4,100	77,490
Regions Financial Corp.	2,193	73,773
SLM Corp.	1,000	51,490
Sovereign Bancorp, Inc.	600	14,394
State Street Corp. (b)	100	4,974
SunTrust Banks, Inc.	900	65,448
Synovus Financial Corp.	600	17,742
U.S. Bancorp	4,800	144,288
Wachovia Corp.	4,201	211,646
Washington Mutual, Inc.	5,050	214,524
Wells Fargo & Co.	4,500	276,030
Zions Bancorp	300	21,444
		3,187,374

Beverages — 2.7%
Brown-Forman Corp. Cl. B	300	17,535
The Coca-Cola Co.	9,300	406,968
Coca-Cola Enterprises, Inc.	1,400	32,900
Constellation Brands, Inc. (a)	800	21,920
Molson Coors Brewing Co. Cl. B	200	12,540
The Pepsi Bottling Group Inc. (b)	800	23,328
PepsiCo, Inc.	6,900	376,257
		891,448

Broadcasting, Publishing & Printing — 1.7%
Clear Channel Communications, Inc.	100	3,264
Comcast Corp. Cl. A (a)	5,400	165,942
Dow Jones & Co., Inc.	300	11,259
Gannett Co., Inc.	900	65,664
The McGraw-Hill Companies, Inc.	1,300	59,813
Meredith Corp.	100	4,950
New York Times Co. Cl. A	500	15,760
Time Warner, Inc. (a)	12,000	204,240
Univision Communications, Inc. Cl. A (a)	700	19,796
Viacom, Inc. Cl. B	200	6,698
		557,386

Building Materials & Construction — 0.2%
Louisiana-Pacific Corp. (b)	400	10,728
Masco Corp.	100	3,391
Vulcan Materials Co.	600	42,144
		56,263

Chemicals — 1.3%
Air Products & Chemicals, Inc.	500	29,880
Dow Chemical Co.	200	9,590

2

Du Pont (E.I.) de Nemours & Co.	3,800	$162,184
Eastman Chemical Co.	700	38,773
Engelhard Corp.	400	11,476
International Flavors & Fragrances, Inc.	200	7,584
Monsanto Co.	1,100	74,107
PPG Industries, Inc.	700	45,521
Praxair, Inc.	700	34,573
Rohm & Haas Co.	500	23,030
		436,718

Commercial Services — 2.0%
Apollo Group, Inc. Cl. A (a)	100	7,515
Block (H&R), Inc. (b)	1,100	62,656
Cendant Corp.	8,300	177,288
Cintas Corp.	300	13,299
Donnelley (R.R.) & Sons Co.	500	18,025
eBay, Inc. (a)	1,800	75,204
Equifax, Inc.	1,300	47,320
Moody’s Corp. (b)	1,400	66,234
Paychex, Inc.	1,900	66,329
PerkinElmer, Inc.	500	10,490
Quest Diagnostics	500	25,670
Robert Half International, Inc.	100	3,389
Ryder System, Inc.	200	7,798
Waste Management, Inc.	3,400	95,608
		676,825

Communications — 1.5%
Avaya, Inc. (a)	100	1,033
Citizens Communications Co.	1,200	15,768
L-3 Communications Holdings, Inc.	300	23,469
Lucent Technologies, Inc. (a)	900	2,637
Network Appliance, Inc. (a)(b)	1,200	30,612
Nextel Communications, Inc. Cl. A (a)	2,100	73,080
Qualcomm, Inc.	1,300	51,337
SBC Communications, Inc.	10,400	254,280
Scientific-Atlanta, Inc.	900	34,650
Tellabs, Inc. (a)	100	972
		487,838

Communications Equipment — 0.5%
Motorola, Inc.	8,000	169,440

Computer Integrated Systems Design — 0.8%
Autodesk, Inc.	2,000	68,380
Computer Sciences Corp. (a)	500	22,890
Parametric Technology Corp. (a)	18,321	126,415
Sun Microsystems, Inc. (a)	12,100	46,464
		264,149

Computer Programming Services — 0.0%
Mercury Interactive Corp. (a)(b)	300	11,811

3

Computers & Information — 4.7%
Apple Computer, Inc. (a)	6,300	$268,695
Cisco Systems, Inc. (a)	20,200	386,830
Comverse Technology, Inc. (a)	500	12,645
Dell, Inc. (a)	7,900	319,713
EMC Corp. (a)	7,600	104,044
International Business Machines Corp.	4,700	392,262
International Game Technology	1,400	38,304
Jabil Circuit, Inc. (a)	1,100	34,309
Lexmark International, Inc. (a)	100	6,270
Solectron Corp. (a)	3,100	11,904
		1,574,976

Computers & Office Equipment — 0.9%
Electronic Data Systems Corp.	100	2,057
Hewlett-Packard Co.	9,100	224,042
Pitney Bowes, Inc.	700	31,206
Xerox Corp. (a)	3,200	42,272
		299,577

Containers — 0.1%
Pactiv Corp. (a)	500	11,010
Sealed Air Corp. (a)	400	21,224
		32,234

Cosmetics & Personal Care — 1.3%
Kimberly-Clark Corp.	1,800	114,768
The Procter & Gamble Co. (b)	5,800	322,654
		437,422

Data Processing & Preparation — 0.4%
Affiliated Computer Services, Inc. Cl. A (a)(b)	400	19,988
Fiserv, Inc. (a)	1,500	66,555
IMS Health, Inc.	500	13,615
NCR Corp. (a)	700	24,297
		124,455

Electric Utilities — 3.5%
AES Corp. (a)	100	1,605
Allegheny Energy, Inc. (a)	300	8,550
Ameren Corp.	700	38,934
CenterPoint Energy, Inc.	700	9,618
Cinergy Corp.	400	17,660
CMS Energy Corp. (a)(b)	500	7,920
Consolidated Edison, Inc.	900	43,344
Constellation Energy Group, Inc.	400	24,084
Dominion Resources, Inc.	700	51,702
DTE Energy Co.	700	32,900
Duke Energy Corp.	4,900	144,746
Edison International	1,800	73,584
Entergy Corp.	300	23,382
Exelon Corp.	2,500	133,800
FirstEnergy Corp.	1,700	84,626

4

FPL Group, Inc.	900	$38,808
NiSource, Inc.	800	19,432
PG&E Corp.	2,200	82,786
Pinnacle West Capital Corp.	1,200	54,960
PPL Corp.	400	24,632
Progress Energy, Inc. (b)	600	26,766
Public Service Enterprise Group, Inc.	900	57,870
Southern Co.	1,600	55,984
Teco Energy, Inc.	3,200	60,672
TXU Corp.	500	43,320
		1,161,685

Electrical Equipment & Electronics — 6.5%
Advanced Micro Devices, Inc. (a)(b)	1,200	24,096
Altera Corp. (a)(b)	100	2,187
American Power Conversion Corp. (b)	500	14,055
Analog Devices, Inc.	100	3,920
Broadcom Corp. Cl. A (a)	900	38,493
Emerson Electric Co.	1,400	92,120
Freescale Semiconductor, Inc. Cl. B (a)	1,335	34,376
General Electric Co. (b)	28,800	993,600
Intel Corp.	20,000	542,800
Johnson Controls, Inc.	100	5,744
Kla-Tencor Corp. (b)	100	5,170
Linear Technology Corp.	100	3,886
LSI Logic Corp. (a)(b)	15,100	147,376
Maxim Integrated Products, Inc.	200	8,374
Micron Technology, Inc. (a)(b)	200	2,376
National Semiconductor Corp.	1,200	29,652
Novellus Systems, Inc.	200	5,770
Nvidia Corp. (a)(b)	500	13,530
Rockwell Automation, Inc.	600	30,906
Texas Instruments, Inc.	5,300	168,328
Xilinx, Inc. (b)	100	2,835
		2,169,594

Energy — 9.8%
Amerada Hess Corp.	500	58,930
Anadarko Petroleum Corp.	700	61,845
Apache Corp.	600	41,040
Burlington Resources, Inc.	1,100	70,521
ChevronTexaco Corp.	5,700	330,657
ConocoPhillips	5,900	369,281
Devon Energy Corp.	1,400	78,526
El Paso Corp. (b)	3,900	46,800
EOG Resources, Inc.	300	18,330
Exxon Mobil Corp.	18,700	1,098,625
Halliburton Co. (b)	100	5,605
Kerr-McGee Corp.	332	26,630
KeySpan Corp.	400	16,276
Kinder Morgan, Inc.	600	53,316
Marathon Oil Corp.	2,500	145,900
Nabors Industries Limited (a)	900	58,905

5

National Oilwell Varco, Inc. (a)	100	$5,235
Nicor, Inc. (b)	100	4,082
Noble Corp.	800	53,744
Occidental Petroleum Corp.	1,100	90,508
Peoples Energy Corp.	100	4,315
Sempra Energy	900	38,250
Sunoco, Inc.	400	50,292
Transocean, Inc. (a)	2,000	112,860
Unocal Corp.	1,300	84,305
Valero Energy Corp.	2,100	173,838
The Williams Companies Inc.	6,900	146,556
Xcel Energy, Inc.	900	17,469
		3,262,641

Entertainment & Leisure — 0.8%
Harrah’s Entertainment, Inc.	700	55,118
News Corp., Inc. Cl. A	300	4,914
The Walt Disney Co.	8,300	212,812
		272,844

Financial Services — 6.0%
American Express Co.	2,300	126,500
Archstone-Smith Trust	700	29,750
Bear Stearns Companies, Inc.	800	81,688
CIT Group, Inc. (b)	600	26,484
Citigroup, Inc.	16,400	713,400
Countrywide Financial Corp.	2,998	107,928
E*TRADE Financial Corp. (a)	100	1,551
Franklin Resources, Inc.	500	40,410
The Goldman Sachs Group, Inc.	800	85,984
Huntington Bancshares, Inc.	700	17,458
Janus Capital Group, Inc.	700	10,514
Lehman Brothers Holdings, Inc.	2,000	210,260
MBNA Corp.	2,000	50,320
Merrill Lynch & Co., Inc.	4,600	270,388
Morgan Stanley	2,800	148,540
PNC Financial Services Group, Inc.	800	43,856
Price (T. Rowe) Group, Inc.	300	19,905
The Charles Schwab Corp.	200	2,740
		1,987,676

Foods — 1.8%
Archer-Daniels-Midland Co.	4,600	105,524
Campbell Soup Co.	1,100	33,935
General Mills, Inc.	1,500	71,100
The Hershey Co.	800	51,096
Kellogg Co.	900	40,779
The Kroger Co. (a)	5,800	115,130
Safeway, Inc. (b)	1,900	46,170
Sara Lee Corp.	1,800	35,874
SuperValu, Inc.	3,200	113,280
		612,888

6

Forest Products & Paper — 0.5%
Georgia-Pacific Corp.	2,000	$68,300
International Paper Co.	100	3,160
Plum Creek Timber Co., Inc.	1,100	41,635
Weyerhaeuser Co.	700	48,286
		161,381

Healthcare — 1.3%
Caremark Rx, Inc. (a)	1,100	49,038
Express Scripts, Inc. (a)(b)	1,000	52,300
HCA, Inc.	2,200	108,350
Humana, Inc. (a)	500	19,925
Laboratory Corp. of America Holdings (a)(b)	600	30,402
Tenet Healthcare Corp. (a)(b)	1,100	13,354
UnitedHealth Group, Inc.	2,900	151,670
		425,039

Home Construction, Furnishings & Appliances — 0.5%
Centex Corp.	500	36,990
D.R. Horton, Inc.	1,100	45,188
KB Home	400	32,764
Maytag Corp. (b)	500	8,435
Pulte Homes, Inc.	400	37,448
		160,825

Household Products — 0.8%
Black & Decker Corp. (b)	1,000	90,310
The Clorox Co.	400	22,340
Corning, Inc. (a)	4,500	85,725
Newell Rubbermaid, Inc. (b)	1,100	27,357
Sherwin-Williams Co. (b)	600	28,566
Snap-On, Inc.	200	7,336
The Stanley Works	400	19,572
		281,206

Industrial - Diversified — 1.1%
3M Co.	1,400	105,000
Cooper Industries Limited Cl. A	200	12,916
Danaher Corp. (b)	900	49,905
Eaton Corp.	400	26,136
Illinois Tool Works, Inc.	24	2,056
ITT Industries, Inc.	300	31,920
Tyco International Limited	4,131	125,872
		353,805

Information Retrieval Services — 0.1%
Yahoo!, Inc. (a)	1,000	33,340

Insurance — 6.7%
ACE Ltd.	900	41,589
Aetna, Inc.	1,100	85,140
Allstate Corp.	4,600	281,796

7

Ambac Financial Group, Inc.	400	$28,736
American International Group, Inc.	5,700	343,140
Aon Corp.	1,000	25,440
Chubb Corp.	1,200	106,584
Cigna Corp.	800	85,400
Cincinnati Financial Corp.	446	18,384
The Hartford Financial Services Group Inc.	1,700	136,969
Jefferson-Pilot Corp.	500	25,085
Lincoln National Corp.	600	28,980
Loews Corp.	600	50,178
MBIA, Inc. (b)	1,200	72,888
Metlife, Inc.	5,800	285,012
MGIC Investment Corp. (b)	1,100	75,438
Principal Financial Group, Inc.	1,000	43,950
Progressive Corp.	600	59,814
Prudential Financial, Inc.	1,700	113,730
Safeco Corp.	800	43,952
St. Paul Travelers Companies	2,157	94,951
Torchmark Corp. (b)	400	20,908
UnumProvident Corp.	1,000	19,150
WellPoint, Inc. (a)	1,400	99,036
XL Capital Limited Cl. A	500	35,910
		2,222,160

Lodging — 0.6%
Hilton Hotels Corp.	4,400	108,900
Marriott International, Inc. Cl. A	700	47,929
Starwood Hotels & Resorts Worldwide, Inc.	800	50,656
		207,485

Machinery & Components — 0.3%
Cummins, Inc.	200	17,088
Ingersoll-Rand Co. Cl. A	600	46,902
Parker-Hannifin Corp.	400	26,288
		90,278

Manufacturing — 0.2%
American Standard Companies, Inc.	600	26,568
Applied Materials, Inc.	1,500	27,690
		54,258

Medical Supplies — 1.3%
Agilent Technologies, Inc. (a)	800	20,992
Allergan, Inc.	400	35,748
Applera Corp. - Applied Biosystems Group	700	14,574
Bausch & Lomb, Inc.	200	16,930
Baxter International, Inc.	2,100	82,467
Becton, Dickinson & Co.	1,000	55,370
Boston Scientific Corp. (a)	1,500	43,425
Guidant Corp. (b)	1,100	75,680
Medtronic, Inc.	600	32,364
St. Jude Medical, Inc. (a)	600	28,446
Thermo Electron Corp. (a)	600	17,916
		423,912

8

Metals & Mining — 0.6%
Alcoa, Inc.	600	$16,830
Freeport-McMoRan Copper & Gold, Inc. Cl. B (b)	600	24,168
Nucor Corp. (b)	400	22,180
Phelps Dodge Corp.	1,200	127,740
United States Steel Corp.	100	4,265
		195,183

Pharmaceuticals — 9.5%
Abbott Laboratories	5,000	233,150
AmerisourceBergen Corp.	600	43,074
Amgen, Inc. (a)	3,900	311,025
Biogen Idec, Inc. (a)	100	3,929
Bristol-Myers Squibb Co.	6,500	162,370
Cardinal Health, Inc.	2,000	119,160
Eli Lilly & Co.	400	22,528
Forest Laboratories, Inc. (a)	1,000	39,920
Gilead Sciences, Inc. (a)	1,400	62,734
Hospira, Inc. (a)	2,050	78,412
Johnson & Johnson	9,600	614,016
King Pharmaceuticals, Inc. (a)	1,100	12,265
McKesson Corp.	1,800	81,000
Medco Health Solutions, Inc. (a)	1,700	82,348
Merck & Co., Inc.	11,800	366,508
Mylan Laboratories, Inc.	800	13,888
Pfizer, Inc.	24,100	638,650
Watson Pharmaceutical, Inc. (a)	3,100	103,540
Wyeth	4,300	196,725
		3,185,242

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co. (b)	1,300	34,762

Prepackaged Software — 4.4%
Adobe Systems, Inc. (b)	1,500	44,460
BMC Software, Inc. (a)	600	11,454
Citrix Systems, Inc. (a)	4,200	100,086
Computer Associates International, Inc.	4,600	126,270
Compuware Corp. (a)	13,600	114,648
Intuit, Inc. (a)	1,200	57,600
Microsoft Corp. (b)	23,100	591,591
Oracle Corp. (a)	23,500	319,130
Siebel Systems, Inc.	100	840
SunGard Data Systems, Inc. (a)	1,700	61,013
Symantec Corp. (a)	2,124	46,664
		1,473,756

Real Estate — 0.1%
Equity Office Properties Trust (b)	1,400	49,630

9

Restaurants — 0.9%
Darden Restaurants, Inc.	600	$20,820
McDonald’s Corp.	5,100	158,967
Yum! Brands, Inc.	2,200	115,170
		294,957

Retail — 4.5%
AutoZone, Inc. (a)	500	48,720
Best Buy Co., Inc. (b)	2,400	183,840
Circuit City Stores, Inc.	100	1,825
Costco Wholesale Corp.	2,000	91,940
Dollar General Corp.	100	2,032
Federated Department Stores, Inc.	2,100	159,327
The Home Depot Inc.	5,300	230,603
J.C. Penney Co., Inc.	700	39,298
Kohl’s Corp. (a)	100	5,635
The May Department Stores Co.	600	24,630
Office Depot, Inc. (a)	1,300	36,894
RadioShack Corp. (b)	100	2,347
Sears Holdings Corp. (a)	71	10,950
Staples, Inc.	1,850	42,125
Target Corp.	2,300	135,125
TJX Companies, Inc.	1,900	44,669
Wal-Mart Stores, Inc.	8,900	439,215
		1,499,175

Retail - Grocery — 0.1%
Albertson’s, Inc. (b)	1,500	31,965

Telephone Utilities — 2.0%
Alltel Corp.	1,100	73,150
AT&T Corp.	7,200	142,560
BellSouth Corp.	5,900	162,840
CenturyTel, Inc.	800	27,496
Qwest Communications International, Inc. (a)	200	764
Sprint Corp. (FON Group) (b)	4,800	129,120
Verizon Communications, Inc.	3,500	119,805
		655,735

Tobacco — 1.4%
Altria Group, Inc.	4,900	328,104
Reynolds American, Inc. (b)	500	41,655
UST, Inc.	1,900	87,438
		457,197

Toys, Games — 0.1%
Hasbro, Inc.	500	10,970
Mattel, Inc.	1,000	18,650
		29,620

10

Transportation — 1.4%
Burlington Northern Santa Fe Corp.	1,800	$97,650
CSX Corp.	2,700	122,958
Norfolk Southern Corp.	1,800	66,978
Union Pacific Corp.	1,100	77,341
United Parcel Service, Inc. Cl. B	1,500	109,455
		474,382

Travel — 0.0%
Sabre Holdings Corp.	300	5,760

TOTAL EQUITIES (Cost $31,205,852)		33,261,935

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 11.9%
Cash Equivalents — 11.0% (c)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$70,568	$70,568
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	49,802	49,802
Bank of America Bank Note
3.270%	08/30/2005	91,738	91,738
Bank of America Bank Note
3.270%	10/18/2005	49,398	49,398
Bank of America Bank Note
3.450%	09/16/2005	70,568	70,568
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	148,823	148,823
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	21,170	21,170
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	28,227	28,227
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	42,341	42,341
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	71,101	71,101
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	21,170	21,170
BGI Institutional Money Market Fund
		276,958	276,958
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	49,398	49,398
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	105,852	105,852
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	35,284	35,284
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	143,156	143,156
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	50,374	50,374
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	141,136	141,136
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	35,284	35,284
Federal Home Loan Bank Discount Note
3.226%	08/12/2005	93,182	93,182

11

First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	$13,874	$13,874
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	70,568	70,568
Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	49,537	49,537
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	49,807	49,807
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	50,019	50,019
Freddie Mac Discount Note
3.244%	08/16/2005	84,681	84,681
Freddie Mac Discount Note
3.276%	08/16/2005	40,016	40,016
General Electric Capital Corp.
3.252%	08/04/2005	141,047	141,047
General Electric Capital Corp.
3.475%	09/12/2005	40,946	40,946
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		73,869	73,869
Harris Trust & Savings Bank
3.295%	11/04/2005	53,463	53,463
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	35,637	35,637
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	42,341	42,341
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	70,568	70,568
Merrimac Cash Fund, Premium Class
		11,291	11,291
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	141,136	141,136
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	91,303	91,303
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	25,404	25,404
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	73,391	73,391
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	28,227	28,227
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	70,568	70,568
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	70,568	70,568
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	77,625	77,625
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	56,454	56,454

12

Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	$56,454	$56,454
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	28,227	28,227
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	44,334	44,334
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	70,568	70,568
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	83,682	83,682
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	87,792	87,792
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	57,866	57,866
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	65,561	65,561
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	80,148	80,148
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	49,398	49,398
			3,681,900

Repurchase Agreement — 0.9%
Investors Bank & Trust Co. Repurchase Agreement, dated 07/29/2005, 2.28%, due 08/01/2005 (d)		290,553	290,553

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			3,972,453

TOTAL INVESTMENTS — 111.7% (Cost $35,178,305) (e)			$37,234,388

Other Assets/(Liabilities) — (11.7%)			(3,886,442)

NET ASSETS — 100.0%			$33,347,946

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)                                  Non-income producing security.

(b)                                 Denotes all or a portion of security on loan (Note 2).

(c)                                  Represents investments of security lending collateral. (Note 2).

(d)                                 Maturity value of $290,608. Collateralized by a US Government Obligation with a rate of 3.81%, maturity date of 05/25/2034, and an aggregate market value, including accrued interest, of $305,081.

(e)                                  See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Premier Core Growth
Fund — Portfolio of Investments

July 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 99.1%
Aerospace & Defense — 0.5%
Rockwell Collins, Inc.	8,500	$414,800

Banking, Savings & Loans — 4.0%
SLM Corp.	41,000	2,111,090
Wells Fargo & Co.	19,800	1,214,532
		3,325,622

Beverages — 4.7%
Diageo PLC Sponsored ADR (United Kingdom) (a)	39,300	2,187,831
PepsiCo, Inc.	31,700	1,728,601
		3,916,432

Broadcasting, Publishing & Printing — 4.3%
The McGraw-Hill Companies, Inc.	61,800	2,843,418
Viacom, Inc. Cl. A	22,400	753,312
		3,596,730

Chemicals — 0.9%
Air Products & Chemicals, Inc.	12,500	747,000

Commercial Services — 6.0%
Iron Mountain, Inc. (a)(b)	67,500	2,314,575
Moody’s Corp. (a)	56,800	2,687,208
		5,001,783

Communications — 2.3%
Qualcomm, Inc.	48,600	1,919,214

Computers & Information — 0.8%
EMC Corp. (b)	49,700	680,393

Cosmetics & Personal Care — 3.7%
The Gillette Co.	36,600	1,964,322
The Procter & Gamble Co. (a)	20,300	1,129,289
		3,093,611

Data Processing & Preparation — 2.3%
Automatic Data Processing, Inc.	26,100	1,159,101
Fiserv, Inc. (b)	18,000	798,660
		1,957,761

Electric Utilities — 1.0%
Exelon Corp.	15,600	834,912

Electrical Equipment & Electronics — 7.1%
Garmin Limited (a)	8,600	472,054
General Electric Co.	36,500	1,259,250
Linear Technology Corp.	82,900	3,221,494
Maxim Integrated Products, Inc.	23,700	992,319
		5,945,117

1

Energy — 7.1%
BP PLC, Sponsored ADR (United Kingdom)	39,600	$2,608,848
Exxon Mobil Corp.	48,794	2,866,647
Schlumberger Limited	6,100	510,814
		5,986,309

Financial Services — 6.8%
American Express Co.	24,200	1,331,000
Berkshire Hathaway, Inc. Cl. B (a)(b)	800	2,225,600
Citigroup, Inc.	48,533	2,111,186
		5,667,786

Insurance — 3.9%
AFLAC, Inc.	17,800	802,780
American International Group, Inc.	41,287	2,485,477
		3,288,257

Medical Supplies — 9.7%
Medtronic, Inc.	43,100	2,324,814
Stryker Corp. (a)	53,200	2,877,588
Zimmer Holdings, Inc. (b)	35,200	2,899,072
		8,101,474

Pharmaceuticals — 9.9%
Amgen, Inc. (a)(b)	46,400	3,700,400
Johnson & Johnson	40,300	2,577,588
Teva Pharmaceutical Sponsored ADR (Israel) (a)	64,900	2,037,860
		8,315,848

Prepackaged Software — 6.5%
Microsoft Corp.	86,100	2,205,021
Symantec Corp. (b)	148,800	3,269,136
		5,474,157

Retail — 7.7%
Bed Bath & Beyond, Inc. (b)	42,200	1,936,980
Target Corp.	31,000	1,821,250
Walgreen Co.	55,600	2,661,016
		6,419,246

Telephone Utilities — 0.8%
Vodafone Group PLC Sponsored ADR (United Kingdom)	25,800	666,414

Tobacco — 3.5%
Altria Group, Inc.	43,600	2,919,456

Transportation — 5.6%
Expeditors International of Washington, Inc.	56,500	3,110,325
United Parcel Service, Inc. Cl. B	21,900	1,598,043
		4,708,368

TOTAL EQUITIES
(Cost $69,998,395)		82,980,690

2

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 22.0%
Cash Equivalents — 20.5% (c)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$329,349	$329,349
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	232,432	232,432
Bank of America Bank Note
3.270%	08/30/2005	428,154	428,154
Bank of America Bank Note
3.270%	10/18/2005	230,544	230,544
Bank of America Bank Note
3.450%	09/16/2005	329,349	329,349
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	694,575	694,575
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	98,805	98,805
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	131,740	131,740
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	197,609	197,609
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	331,837	331,837
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	98,805	98,805
BGI Institutional Money Market Fund
		1,292,596	1,292,596
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	230,544	230,544
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	494,023	494,023
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	164,674	164,674
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	668,126	668,126
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	235,103	235,103
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	658,698	658,698
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	164,674	164,674
Federal Home Loan Bank Discount Note
3.226%	08/12/2005	434,891	434,891
First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	64,749	64,749
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	329,349	329,349
Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	231,196	231,196

3

Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	$232,467	$232,467
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	233,444	233,444
Freddie Mac Discount Note
3.244%	08/16/2005	395,219	395,219
Freddie Mac Discount Note
3.276%	08/16/2005	186,760	186,760
General Electric Capital Corp.
3.252%	08/04/2005	658,281	658,281
General Electric Capital Corp.
3.475%	09/12/2005	191,100	191,100
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		344,754	344,754
Harris Trust & Savings Bank
3.295%	11/04/2005	249,520	249,520
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	166,321	166,321
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	197,609	197,609
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	329,349	329,349
Merrimac Cash Fund, Premium Class
		52,696	52,696
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	658,698	658,698
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	426,123	426,123
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	118,566	118,566
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	342,523	342,523
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	131,740	131,740
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	329,349	329,349
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	329,349	329,349
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	362,284	362,284
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	263,479	263,479
Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	263,479	263,479
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	131,740	131,740
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	206,914	206,914
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	329,349	329,349

4

Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	$390,556	$390,556
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	409,737	409,737
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	270,066	270,066
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	305,981	305,981
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	374,061	374,061
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	230,542	230,542
			17,183,878

Repurchase Agreement — 1.5%
Investors Bank & Trust Company Repurchase Agreement, dated 07/29/2005, 2.28%, due 08/01/2005 (d)		1,262,257	1,262,257

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			18,446,135

TOTAL INVESTMENTS — 121.1% (Cost $88,444,530) (e)			$101,426,825

Other Assets/(Liabilities) — (21.1%)			(17,668,488)

NET ASSETS — 100.0%			$83,758,337

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Denotes all or a portion of security on loan (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $1,262,497. Collateralized by U.S. Government Agency obligation with a rate of 6.875%, maturity date of 9/25/2015, and an aggregate market value, including accrued interest, of $1,325,370.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Premier Enhanced Index
Growth Fund — Portfolio of Investments

July 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 100.1%
Advertising — 0.4%
Getty Images, Inc. (a)	100	$8,075
Harte-Hanks, Inc.	200	5,440
Lamar Advertising Co. (a)	300	13,203
Monster Worldwide, Inc. (a)(b)	400	12,148
Omnicom Group, Inc.	1,200	101,844
		140,710

Aerospace & Defense — 3.9%
Alliant Techsystems, Inc. (a)	100	7,300
Boeing Co.	7,100	468,671
Goodrich Corp.	700	30,968
Lockheed Martin Corp.	4,400	274,560
Raytheon Co.	900	35,397
Rockwell Collins, Inc.	1,100	53,680
United Technologies Corp.	8,900	451,230
		1,321,806

Air Transportation — 0.1%
AMR Corp. (a)	1,300	18,265
Southwest Airlines Co.	2,000	28,380
		46,645

Apparel, Textiles & Shoes — 1.8%
Abercrombie & Fitch Co. Cl. A	1,300	93,665
American Eagle Outfitters, Inc.	2,100	69,195
bebe stores, inc. (b)	100	2,846
Chico’s FAS, Inc. (a)	1,100	44,121
Claire’s Stores, Inc.	500	12,705
Coach, Inc. (a)	1,300	45,643
The Gap, Inc.	2,400	50,664
Limited Brands	1,400	34,132
Nike, Inc. Cl. B	1,800	150,840
Nordstrom, Inc.	1,400	51,814
Reebok International Limited	100	4,230
Ross Stores, Inc.	900	23,850
Timberland Co. Cl. A (a)	400	13,352
Urban Outfitters, Inc. (a)	200	12,142
		609,199

Automotive & Parts — 0.2%
Autoliv, Inc.	100	4,455
BorgWarner, Inc.	700	40,719
Copart, Inc. (a)	300	7,338
The Goodyear Tire & Rubber Co. (a)(b)	500	8,705
Oshkosh Truck Corp.	200	16,960
		78,177

1

Banking, Savings & Loans — 1.8%
Bank of Hawaii Corp.	600	$31,482
Capital One Financial Corp. (b)	300	24,750
Commerce Bancorp, Inc. (b)	300	10,179
Fifth Third Bancorp (b)	200	8,620
Golden West Financial Corp.	400	26,048
Hudson City Bancorp, Inc.	1,500	17,745
Investors Financial Services Corp.	100	3,442
Mellon Financial Corp.	1,000	30,460
Nelnet, Inc., Cl. A (a)	100	3,795
Northern Trust Corp.	1,000	50,800
Peoples Bank Bridgeport	500	15,660
Providian Financial Corp. (a)(b)	3,800	71,820
SLM Corp.	1,800	92,682
State Street Corp. (b)	400	19,896
Student Loan Corp.	200	43,350
Synovus Financial Corp.	1,300	38,441
TCF Financial Corp.	600	16,482
Wells Fargo & Co.	700	42,938
Westcorp	1,100	63,745
		612,335

Beverages — 2.8%
Brown-Forman Corp. Cl. B	300	17,535
The Coca-Cola Co.	7,800	341,328
Constellation Brands, Inc. (a)	1,300	35,620
The Pepsi Bottling Group Inc. (b)	1,300	37,908
PepsiCo, Inc.	9,800	534,394
		966,785

Broadcasting, Publishing & Printing — 1.8%
Cablevision Systems Corp. Cl. A (a)	100	3,097
Comcast Corp. Cl. A (a)	5,800	178,234
Dex Media, Inc.	600	15,090
Dow Jones & Co., Inc.	200	7,506
IAC/InterActiveCorp (a)(b)	100	2,670
John Wiley & Sons Cl. A	1,800	77,130
Liberty Global, Inc. Cl. A (a)(b)	780	37,003
Liberty Media International, Inc. Cl. A (a)	3,600	31,644
The McGraw-Hill Companies, Inc.	3,400	156,434
Meredith Corp.	200	9,900
RH Donnelley Corp. (a)	800	52,400
The Scripps (E.W.) Co.	400	20,212
Time Warner, Inc. (a)	900	15,318
Univision Communications, Inc. Cl. A (a)	400	11,312
Westwood One, Inc.	300	6,111
		624,061

Building Materials & Construction — 0.4%
Florida Rock Industries, Inc.	150	8,233
Kinetic Concepts, Inc. (a)(b)	200	11,994
Martin Marietta Materials, Inc.	200	14,538
Masco Corp.	2,000	67,820
Vulcan Materials Co.	300	21,072
		123,657

2

Chemicals — 1.3%
Air Products & Chemicals, Inc.	100	$5,960
Chemtura Corp.	200	3,148
Church & Dwight, Inc.	650	24,407
Dow Chemical Co.	1,700	81,515
Du Pont (E.I.) de Nemours & Co.	1,800	76,824
International Flavors & Fragrances, Inc.	500	18,960
Monsanto Co.	1,400	94,318
Praxair, Inc.	1,800	88,902
Rohm & Haas Co.	1,000	46,890
The Scotts Miracle-Gro Co. (a)	100	7,840
		448,764

Commercial Services — 2.7%
Affymetrix, Inc. (a)	200	9,338
ARAMARK Corp. Cl. B	400	11,136
Block (H&R), Inc. (b)	1,600	91,136
Career Education Corp. (a)(b)	600	23,274
Cendant Corp.	1,300	27,768
Cintas Corp.	800	35,464
The Corporate Executive Board Co.	200	16,136
Dun & Bradstreet Corp. (a)	500	31,665
eBay, Inc. (a)	3,100	129,518
Ecolab, Inc.	700	23,506
Education Management Corp. (a)	700	24,325
Equifax, Inc.	1,200	43,680
Gen-Probe, Inc. (a)	200	8,818
Global Payments, Inc. (b)	1,100	72,864
Hewitt Associates, Inc. Cl. A (a)	200	5,550
ITT Educational Services, Inc. (a)(b)	300	15,375
Jacobs Engineering Group, Inc. (a)	300	17,664
Moody’s Corp. (b)	1,700	80,427
Paychex, Inc.	1,800	62,838
PerkinElmer, Inc.	400	8,392
Pharmaceutical Product Development, Inc. (a)	200	11,446
Quest Diagnostics	700	35,938
Rent-A-Center, Inc. (a)	300	6,327
Ryder System, Inc.	200	7,798
Servicemaster Co.	1,000	13,740
Waste Management, Inc.	1,200	33,744
Weight Watchers International, Inc. (a)(b)	1,500	85,230
		933,097

Communications — 1.7%
American Tower Corp. Cl. A (a)(b)	1,000	22,980
Avaya, Inc. (a)	100	1,033
Crown Castle International Corp. (a)	400	8,704
Harris Corp.	600	22,242
L-3 Communications Holdings, Inc.	400	31,292
Network Appliance, Inc. (a)(b)	2,100	53,571
Nextel Communications, Inc. Cl. A (a)	1,900	66,120
Qualcomm, Inc.	5,300	209,297

3

Scientific-Atlanta, Inc.	1,300	$50,050
Sirius Satellite Radio, Inc. (a)(b)	8,000	54,560
Spectrasite, Inc. (a)	200	16,340
Titan Corp. (a)	400	9,236
XM Satellite Radio Holdings, Inc. Cl. A (a)(b)	800	28,504
		573,929

Communications Equipment — 0.7%
Motorola, Inc.	11,700	247,806

Computer Integrated Systems Design — 0.8%
Autodesk, Inc.	3,200	109,408
Avid Technology, Inc. (a)	100	4,115
Cadence Design Systems, Inc. (a)(b)	700	11,263
F5 Networks, Inc. (a)	200	8,436
Reynolds & Reynolds, Inc. Cl. A	3,300	92,334
Sun Microsystems, Inc. (a)	12,000	46,080
Synopsys, Inc. (a)	200	3,702
		275,338

Computer Programming Services — 0.3%
CACI International, Inc. Cl. A (a)	200	13,158
Ceridian Corp. (a)	300	6,279
Cognizant Technology Solutions Corp. (a)	100	4,908
Macromedia, Inc. (a)	300	12,045
Mercury Interactive Corp. (a)(b)	300	11,811
VeriSign, Inc. (a)	1,600	42,096
		90,297

Computer Related Services — 0.1%
Checkfree Corp. (a)(b)	700	23,702
Ingram Micro, Inc. Cl. A (a)	200	3,728
		27,430

Computers & Information — 8.1%
Apple Computer, Inc. (a)	8,500	362,525
CDW Corp.	300	18,600
Cisco Systems, Inc. (a)	37,800	723,870
Comverse Technology, Inc. (a)	1,000	25,290
Dell, Inc. (a)(b)	14,400	582,768
Diebold, Inc.	300	14,904
EMC Corp. (a)	14,300	195,767
International Business Machines Corp.	7,900	659,334
International Game Technology	2,000	54,720
Jabil Circuit, Inc. (a)	900	28,071
Lexmark International, Inc. (a)	400	25,080
Sandisk Corp. (a)	100	3,382
SRA International, Inc. Cl. A (a)	100	3,720
Symbol Technologies, Inc.	100	1,164
Western Digital Corp. (a)	5,200	77,948
		2,777,143

4

Computers & Office Equipment — 0.1%
Pitney Bowes, Inc.	700	$31,206

Containers — 0.1%
Ball Corp.	100	3,795
Crown Holdings, Inc. (a)	1,600	25,264
Pactiv Corp. (a)	100	2,202
Sealed Air Corp. (a)	200	10,612
		41,873

Cosmetics & Personal Care — 3.0%
The Gillette Co.	1,700	91,239
Kimberly-Clark Corp.	2,000	127,520
The Procter & Gamble Co. (b)	14,600	812,198
		1,030,957

Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A (a)(b)	500	24,985
Alliance Data Systems Corp. (a)(b)	600	25,542
The BISYS Group, Inc. (a)	2,700	42,471
First Data Corp.	100	4,114
Fiserv, Inc. (a)	2,550	113,143
IMS Health, Inc.	1,000	27,230
NCR Corp. (a)	900	31,239
Total System Services, Inc.	300	7,368
WebMD Corp. (a)	400	4,244
		280,336

Electric Utilities — 0.4%
AES Corp. (a)	2,600	41,730
TXU Corp.	1,000	86,640
		128,370

Electrical Equipment & Electronics — 11.7%
Advanced Micro Devices, Inc. (a)(b)	1,200	24,096
Agere Systems, Inc. (a)	1,040	11,638
Altera Corp. (a)(b)	2,200	48,114
American Power Conversion Corp. (b)	900	25,299
Ametek, Inc.	1,600	65,920
Amphenol Corp. Cl. A	800	35,632
Analog Devices, Inc.	300	11,760
Avnet, Inc. (a)	200	5,236
Broadcom Corp. Cl. A (a)	1,600	68,432
Cree, Inc. (a)(b)	100	2,965
Emerson Electric Co.	2,000	131,600
Energizer Holdings, Inc. (a)	900	57,510
Freescale Semiconductor, Inc. Cl. B (a)	1,800	46,350
General Electric Co. (b)	45,400	1,566,300
Intel Corp.	39,900	1,082,886
International Rectifier Corp. (a)	200	9,410
Intersil Corp. Cl. A	200	3,874
Kla-Tencor Corp. (b)	1,100	56,870
Linear Technology Corp.	100	3,886
LSI Logic Corp. (a)(b)	400	3,904

5

Maxim Integrated Products, Inc.	200	$8,374
MEMC Electronic Materials, Inc. (a)	800	13,592
Microchip Technology, Inc.	1,200	37,284
Micron Technology, Inc. (a)(b)	200	2,376
National Semiconductor Corp.	3,500	86,485
Novellus Systems, Inc.	100	2,885
Nvidia Corp. (a)(b)	1,000	27,060
Qlogic Corp. (a)	500	15,525
Rockwell Automation, Inc.	1,100	56,661
Spectrum Brands, Inc. (a)	100	3,100
Texas Instruments, Inc.	14,400	457,344
Thomas & Betts Corp. (a)	100	3,377
Trimble Navigation Limited (a)	300	11,688
Xilinx, Inc. (b)	300	8,505
		3,995,938

Energy — 3.0%
BJ Services Co.	800	48,792
Chesapeake Energy Corp.	700	18,277
Diamond Offshore Drilling, Inc.	400	22,824
Ensco International, Inc.	600	24,228
EOG Resources, Inc.	1,300	79,430
Equitable Resources, Inc.	600	42,630
Helmerich & Payne, Inc.	1,900	108,528
Kinder Morgan, Inc.	700	62,202
Murphy Oil Corp.	900	47,736
Newfield Exploration Co. (a)	500	21,245
Patterson-UTI Energy, Inc.	1,300	42,679
Peabody Energy Corp.	500	32,870
Pioneer Natural Resources Co. (b)	1,000	43,330
Plains Exploration & Production Co. (a)	700	26,985
Pride International, Inc. (a)	1,400	36,428
Questar Corp.	800	56,152
Range Resources Corp.	500	15,270
Rowan Companies, Inc.	300	10,248
Southwestern Energy Co. (a)	500	27,555
Sunoco, Inc.	700	88,011
Tesoro Corp.	700	33,754
Tidewater, Inc.	200	8,074
The Williams Companies Inc.	6,500	138,060
		1,035,308

Entertainment & Leisure — 0.6%
Brunswick Corp.	400	18,624
GTECH Holdings Corp.	600	17,976
Harrah’s Entertainment, Inc.	800	62,992
Penn National Gaming, Inc. (a)	400	14,300
SCP Pool Corp.	800	29,152
The Walt Disney Co.	1,800	46,152
		189,196

6

Financial Services — 2.2%
American Express Co.	5,200	$286,000
AmeriCredit Corp. (a)(b)	1,000	26,720
CapitalSource, Inc. (a)(b)	200	3,916
Catellus Development Corp.	200	7,216
The Chicago Mercantile Exchange	100	30,105
Countrywide Financial Corp.	700	25,200
East West Bancorp, Inc.	200	6,900
Eaton Vance Corp.	300	7,371
Federal Realty Investment Trust REIT	100	6,531
Federated Investors, Inc. Cl. B	300	9,582
Franklin Resources, Inc.	800	64,656
The Goldman Sachs Group, Inc.	200	21,496
IndyMac Bancorp, Inc.	1,300	56,693
Legg Mason, Inc.	200	20,430
Morgan Stanley	400	21,220
New Century Financial Corp. REIT	200	10,476
Nuveen Investments, Inc. Cl. A	300	11,400
Price (T. Rowe) Group, Inc.	600	39,810
Public Storage, Inc.	300	20,025
The Charles Schwab Corp.	2,600	35,620
Simon Property Group, Inc. REIT (b)	300	23,922
SL Green Realty Corp.	100	6,970
Ventas, Inc.	400	12,916
		755,175

Foods — 0.9%
7-Eleven, Inc. (a)	1,300	44,005
Campbell Soup Co.	700	21,595
General Mills, Inc.	100	4,740
Heinz (H. J.) Co.	1,100	40,458
The Hershey Co.	900	57,483
Kellogg Co.	1,000	45,310
McCormick & Co., Inc.	500	17,390
Panera Bread Co. Cl. A (a)(b)	600	34,950
Sara Lee Corp.	1,400	27,902
		293,833

Healthcare — 2.9%
Caremark Rx, Inc. (a)	1,800	80,244
Community Health Systems, Inc. (a)	500	19,305
Coventry Health Care, Inc. (a)	450	31,828
DaVita, Inc. (a)	500	23,620
Express Scripts, Inc. (a)(b)	1,200	62,760
HCA, Inc.	3,700	182,225
Health Management Associates, Inc. Cl. A (b)	900	21,420
Health Net, Inc. (a)(b)	400	15,520
Humana, Inc. (a)	800	31,880
Idexx Laboratories, Inc. (a)	100	6,346
Laboratory Corp. of America Holdings (a)(b)	1,300	65,871
LifePoint Hospitals, Inc. (a)	200	9,352
Lincare Holdings, Inc. (a)(b)	600	24,204
Manor Care, Inc.	300	11,388
Pacificare Health Systems (a)(b)	400	30,480
Sierra Health Services, Inc. (a)	300	20,232

7

Tenet Healthcare Corp. (a)(b)	100	$1,214
Triad Hospitals, Inc. (a)	100	4,967
UnitedHealth Group, Inc.	5,300	277,190
Universal Health Services, Inc. Cl. B (b)	1,000	52,040
VCA Antech, Inc. (a)(b)	200	4,748
		976,834

Heavy Construction — 0.0%
Hovnanian K. Enterprises, Inc. (a)	200	14,136

Heavy Machinery — 0.0%
Toro Co.	300	12,072

Home Construction, Furnishings & Appliances — 1.2%
Beazer Homes USA, Inc.	600	39,264
Centex Corp.	300	22,194
D.R. Horton, Inc.	1,133	46,544
Hillenbrand Industries, Inc.	100	5,141
HNI Corp. (b)	400	23,260
KB Home	400	32,764
Lennar Corp.	1,000	67,270
MDC Holdings, Inc.	130	11,105
Miller (Herman), Inc.	400	12,772
The Ryland Group, Inc.	800	64,640
Standard-Pacific Corp. (b)	100	9,539
Tempur-Pedic International, Inc. (a)(b)	100	1,721
Toll Brothers, Inc. (a)(b)	1,100	60,962
		397,176

Household Products — 0.9%
Black & Decker Corp. (b)	600	54,186
Corning, Inc. (a)	5,400	102,870
Fortune Brands, Inc.	800	75,640
Newell Rubbermaid, Inc. (b)	200	4,974
Sherwin-Williams Co. (b)	1,200	57,132
The Stanley Works	500	24,465
		319,267

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	100	6,232

Industrial - Diversified — 1.5%
3M Co.	4,400	330,000
Danaher Corp. (b)	1,300	72,085
Eaton Corp.	200	13,068
Illinois Tool Works, Inc.	700	59,955
ITT Industries, Inc.	400	42,560
Textron, Inc.	100	7,417
		525,085

8

Information Retrieval Services — 0.8%
Google, Inc. Cl. A (a)(b)	500	$143,880
Interactive Data Corp.	100	2,142
Juniper Networks, Inc. (a)(b)	1,400	33,586
Yahoo!, Inc. (a)	2,800	93,352
		272,960

Insurance — 3.5%
Aetna, Inc.	2,200	170,280
AFLAC, Inc.	2,000	90,200
Ambac Financial Group, Inc.	100	7,184
American International Group, Inc.	3,100	186,620
AMERIGROUP Corp. (a)	600	20,790
Berkley (W.R.) Corp.	1,800	67,374
Brown & Brown, Inc.	100	4,332
Erie Indemnity Co. Cl. A	1,300	70,642
Gallagher (Arthur J.) & Co.	300	8,367
HCC Insurance Holdings, Inc.	250	6,930
MBIA, Inc. (b)	1,200	72,888
Philadelphia Consolidated Holding Corp. (a)	800	66,416
Progressive Corp.	900	89,721
Prudential Financial, Inc.	900	60,210
Unitrin, Inc.	1,300	69,225
WellChoice, Inc. (a)	800	52,800
WellPoint, Inc. (a)	2,224	157,326
		1,201,305

Internet Content — 0.2%
BEA Systems, Inc. (a)	5,600	50,736

Lodging — 1.2%
Boyd Gaming Corp.	300	15,732
Choice Hotels International, Inc.	600	39,792
Hilton Hotels Corp.	5,300	131,175
Las Vegas Sands Corp. (a)	100	4,022
Marriott International, Inc. Cl. A	1,800	123,246
MGM Mirage (a)	700	31,815
Starwood Hotels & Resorts Worldwide, Inc.	800	50,656
		396,438

Machinery & Components — 0.6%
Caterpillar, Inc.	500	26,955
Cooper Cameron Corp. (a)	600	42,588
Cummins, Inc.	300	25,632
Dover Corp.	400	16,504
Grant Prideco, Inc. (a)	700	22,470
IDEX Corp.	200	8,736
Joy Global, Inc.	700	28,749
Pall Corp.	100	3,097
Parker-Hannifin Corp.	300	19,716
Roper Industries, Inc.	200	15,350
		209,797

9

Manufacturing — 0.5%
American Standard Companies, Inc.	1,000	$44,280
Applied Materials, Inc.	3,200	59,072
Avery Dennison Corp.	200	11,334
Lam Research Corp. (a)(b)	900	25,605
Millipore Corp. (a)	300	18,381
Pentair, Inc.	400	16,068
		174,740

Medical Supplies — 3.7%
Agilent Technologies, Inc. (a)	1,400	36,736
Allergan, Inc.	800	71,496
Bard (C.R.), Inc.	600	40,074
Bausch & Lomb, Inc.	300	25,395
Baxter International, Inc.	5,900	231,693
Beckman Coulter, Inc. (b)	400	21,736
Becton, Dickinson & Co.	1,500	83,055
Boston Scientific Corp. (a)	4,200	121,590
Dade Behring Holdings, Inc.	300	22,740
Dentsply International, Inc.	750	41,812
Edwards Lifesciences Corp. (a)	300	13,761
Fisher Scientific International Inc. (a)	380	25,479
Guidant Corp. (b)	1,900	130,720
Medtronic, Inc.	3,500	188,790
Mettler-Toledo International, Inc. (a)	200	10,500
Respironics, Inc. (a)	400	15,160
St. Jude Medical, Inc. (a)	2,100	99,561
Techne Corp. (a)	200	9,814
Thermo Electron Corp. (a)	1,000	29,860
Varian Medical Systems, Inc. (a)	800	31,408
Waters Corp. (a)	400	18,112
		1,269,492

Metals & Mining — 0.7%
Consol Energy, Inc. (b)	400	26,944
Freeport-McMoRan Copper & Gold, Inc. Cl. B (b)	900	36,252
Massey Energy Co.	400	17,300
Phelps Dodge Corp.	600	63,870
Precision Castparts Corp.	800	71,984
Southern Peru Copper Corp.	200	10,240
		226,590

Pharmaceuticals — 11.4%
Abbott Laboratories	8,000	373,040
Amgen, Inc. (a)	7,200	574,200
Barr Pharmaceuticals (a)	1,525	72,316
Biogen Idec, Inc. (a)	200	7,858
Bristol-Myers Squibb Co.	4,700	117,406
Cardinal Health, Inc.	3,700	220,446
Celgene Corp. (a)(b)	100	4,785
Charles River Laboratories International, Inc. (a)	200	9,740
Eli Lilly & Co.	2,000	112,640
Endo Pharmaceuticals Holdings, Inc. (a)	1,200	34,152
Forest Laboratories, Inc. (a)	4,900	195,608
Genentech, Inc. (a)	800	71,464

10

Gilead Sciences, Inc. (a)	2,600	$116,506
Henry Schein, Inc. (a)(b)	400	17,268
Hospira, Inc. (a)	1,800	68,850
ImClone Systems, Inc. (a)(b)	100	3,470
Invitrogen Corp. (a)	100	8,577
Johnson & Johnson	19,000	1,215,240
KOS Pharmaceuticals, Inc. (a)	1,400	100,100
McKesson Corp.	1,600	72,000
Medco Health Solutions, Inc. (a)	1,900	92,036
Merck & Co., Inc.	6,900	214,314
Mylan Laboratories, Inc.	350	6,076
Omnicare, Inc.	100	4,610
OSI Pharmaceuticals, Inc. (a)(b)	100	4,130
Sepracor, Inc. (a)(b)	100	5,235
Sigma-Aldrich Corp.	100	6,416
Wyeth	3,900	178,425
		3,906,908
Prepackaged Software — 7.8%
Activision, Inc. (a)	66	1,342
Adobe Systems, Inc. (b)	5,000	148,200
BMC Software, Inc. (a)	400	7,636
Cerner Corp. (a)(b)	300	22,626
Citrix Systems, Inc. (a)	2,600	61,958
Computer Associates International, Inc.	3,300	90,585
Compuware Corp. (a)	11,400	96,102
DST Systems, Inc. (a)	300	15,228
Electronic Arts, Inc. (a)	100	5,760
Fair Isaac Corp.	2,100	79,023
Hyperion Solutions Corp. (a)	100	4,706
Intuit, Inc. (a)	2,200	105,600
McAfee, Inc. (a)	2,300	72,220
Microsoft Corp. (b)	46,800	1,198,548
NAVTEQ Corp. (a)	400	17,588
Oracle Corp. (a)(b)	33,000	448,140
Pixar, Inc. (a)(b)	1,800	77,418
Red Hat, Inc. (a)	100	1,524
Salesforce.com, Inc. (a)(b)	200	4,710
SunGard Data Systems, Inc. (a)	2,700	96,903
Symantec Corp. (a)	4,112	90,341
		2,646,158

Real Estate — 0.2%
CB Richard Ellis Group, Inc. Cl. A (a)	200	9,208
Forest City Enterprises, Inc. Cl. A	300	10,797
The St. Joe Co. (b)	500	40,695
		60,700

Restaurants — 0.7%
Brinker International, Inc. (a)(b)	500	20,450
CBRL Group, Inc.	100	3,917
Darden Restaurants, Inc.	1,600	55,520
Sonic Corp. (a)	300	9,093
Yum! Brands, Inc.	2,800	146,580
		235,560

11

Retail — 7.5%
Advance Auto Parts Corp. (a)	400	$27,584
Amazon.Com, Inc. (a)	300	13,551
AutoZone, Inc. (a)	600	58,464
Barnes & Noble, Inc. (a)	2,600	106,652
Best Buy Co., Inc. (b)	1,700	130,220
Carmax, Inc. (a)	300	8,766
Costco Wholesale Corp.	1,100	50,567
Family Dollar Stores, Inc.	100	2,580
Foot Locker, Inc.	500	12,500
The Home Depot Inc.	14,100	613,491
J.C. Penney Co., Inc.	500	28,070
Lowe’s Companies, Inc.	1,800	119,196
Marvel Enterprises, Inc. (a)(b)	450	8,726
Men’s Wearhouse, Inc. (a)(b)	1,100	39,556
Michaels Stores, Inc.	2,000	82,000
Neiman Marcus Group, Inc. Cl. A	100	9,850
O’Reilly Automotive, Inc. (a)	600	19,356
Petsmart, Inc.	500	14,875
Staples, Inc.	4,650	105,881
Target Corp.	5,700	334,875
TJX Companies, Inc.	3,000	70,530
Walgreen Co.	2,200	105,292
Wal-Mart Stores, Inc.	12,000	592,200
Williams-Sonoma, Inc. (a)	100	4,416
		2,559,198

Retail - Grocery — 0.2%
Whole Foods Market, Inc.	400	54,604

Telephone Utilities — 0.4%
Alamosa Holdings, Inc. (a)(b)	400	6,424
Nextel Partners, Inc. Cl. A (a)	700	17,430
NII Holdings, Inc. Cl. B (a)(b)	300	22,332
West Corp. (a)	1,900	75,981
Western Wireless Corp. Cl. A (a)	200	8,934
		131,101

Tobacco — 1.2%
Altria Group, Inc.	5,000	334,800
UST, Inc.	1,300	59,826
		394,626

Toys, Games — 0.0%
Mattel, Inc.	200	3,730

Transportation — 1.3%
CNF, Inc.	600	30,954
J.B. Hunt Transport Services, Inc.	100	1,963
Landstar System, Inc. (a)	400	13,328

12

Norfolk Southern Corp.	400	$14,884
Polaris Industries, Inc.	200	11,060
United Parcel Service, Inc. Cl. B	5,200	379,444
		451,633

TOTAL EQUITIES (Cost $31,873,689)		34,176,449

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 15.4%
Cash Equivalents (c)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$100,967	$100,967
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	71,255	71,255
Bank of America Bank Note
3.270%	08/30/2005	131,257	131,257
Bank of America Bank Note
3.270%	10/18/2005	70,677	70,677
Bank of America Bank Note
3.450%	09/16/2005	100,967	100,967
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	212,933	212,933
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	30,290	30,290
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	40,387	40,387
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	60,580	60,580
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	101,730	101,730
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	30,290	30,290
BGI Institutional Money Market Fund
		396,266	396,266
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	70,677	70,677
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	151,450	151,450
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	50,483	50,483
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	204,824	204,824
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	72,074	72,074
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	201,934	201,934
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	50,483	50,483
Federal Home Loan Bank Discount Note
3.226%	08/12/2005	133,322	133,322

13

First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	$19,850	$19,850
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	100,967	100,967
Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	70,877	70,877
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	71,266	71,266
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	71,566	71,566
Freddie Mac Discount Note
3.244%	08/16/2005	121,160	121,160
Freddie Mac Discount Note
3.276%	08/16/2005	57,254	57,254
General Electric Capital Corp.
3.252%	08/04/2005	201,806	201,806
General Electric Capital Corp.
3.475%	09/12/2005	58,585	58,585
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		105,690	105,690
Harris Trust & Savings Bank
3.295%	11/04/2005	76,494	76,494

HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	50,988	50,988
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	60,580	60,580
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	100,967	100,967
Merrimac Cash Fund, Premium Class
		16,155	16,155
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	201,934	201,934
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	130,634	130,634
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	36,348	36,348
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	105,006	105,006
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	40,387	40,387
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	100,967	100,967
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	100,967	100,967
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	111,064	111,064
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	80,774	80,774

14

Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	$80,774	$80,774
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	40,387	40,387
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	63,433	63,433
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	100,967	100,967
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	119,731	119,731
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	125,611	125,611
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	82,793	82,793
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	93,803	93,803
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	114,674	114,674
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	70,677	70,677
			5,267,982

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			5,267,982

TOTAL INVESTMENTS — 115.5% (Cost $37,141,671) (d)			$39,444,431

Other Assets/(Liabilities) — (15.5%)			(5,284,424)

NET ASSETS – 100.0%			$34,160,007

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Capital
Appreciation Fund — Portfolio of
Investments

July 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 95.1%
Aerospace & Defense — 3.0%
Empresa Brasileira de Aeronautica SA, ADR (Brazil) (a)	121,850	$3,940,629
General Dynamics Corp.	26,900	3,098,611
Honeywell International, Inc.	93,440	3,670,323
Lockheed Martin Corp.	103,110	6,434,064
United Technologies Corp.	125,700	6,372,990
		23,516,617

Banking, Savings & Loans — 1.2%
Bank of America Corp.	96,930	4,226,148
JPMorgan Chase & Co.	145,440	5,110,762
		9,336,910

Beverages — 1.8%
PepsiCo, Inc.	247,420	13,491,813

Broadcasting, Publishing & Printing — 7.7%
Clear Channel Communications, Inc.	87,380	2,852,083
Comcast Corp. Special, Cl. A (b)	771,530	23,145,900
Time Warner, Inc. (b)	886,500	15,088,230
Univision Communications, Inc. Cl. A (b)	147,680	4,176,390
Viacom, Inc. Cl. B	425,670	14,255,688
		59,518,291

Chemicals — 2.8%
Air Products & Chemicals, Inc.	97,060	5,800,306
Du Pont (E.I.) de Nemours & Co.	180,480	7,702,886
Praxair, Inc.	170,840	8,437,788
		21,940,980

Commercial Services — 2.3%
eBay, Inc. (b)	305,400	12,759,612
PerkinElmer, Inc.	153,800	3,226,724
Waste Management, Inc.	50,550	1,421,466
		17,407,802

Communications — 2.0%
L-3 Communications Holdings, Inc.	61,580	4,817,403
Lucent Technologies, Inc. (a)(b)	750,490	2,198,936
Nokia Oyj Sponsored ADR (Finland)	381,440	6,083,968
Qualcomm, Inc.	64,000	2,527,360
		15,627,667

Communications Equipment — 0.9%
Motorola, Inc.	313,190	6,633,364

Computer Integrated Systems Design — 0.9%
Autodesk, Inc.	81,100	2,772,809
Cadence Design Systems, Inc. (a)(b)	168,400	2,709,556
Sun Microsystems, Inc. (b)	397,570	1,526,669
		7,009,034

1

Computer Programming Services — 1.8%
Mercury Interactive Corp. (b)	93,130	$3,666,528
SAP AG Sponsored ADR (Germany) (a)	246,650	10,561,553
		14,228,081

Computer Related Services — 0.4%
Ingram Micro, Inc. Cl. A (b)	157,800	2,941,392

Computers & Information — 5.4%
Cisco Systems, Inc. (b)	943,990	18,077,408
Dell, Inc. (b)	178,390	7,219,443
EMC Corp. (b)	162,130	2,219,560
International Business Machines Corp.	172,080	14,361,797
		41,878,208

Cosmetics & Personal Care — 1.6%
The Procter & Gamble Co. (a)	218,150	12,135,684

Data Processing & Preparation — 1.1%
Automatic Data Processing, Inc.	196,400	8,722,124

Electrical Equipment & Electronics — 9.4%
Altera Corp. (a)(b)	68,940	1,507,718
Analog Devices, Inc. (a)	93,740	3,674,608
Broadcom Corp. Cl. A (b)	217,020	9,281,945
General Electric Co.	1,026,650	35,419,425
Intel Corp. (a)	580,300	15,749,342
Texas Instruments, Inc.	223,250	7,090,420
		72,723,458

Energy — 6.1%
Apache Corp.	17,700	1,210,680
Exxon Mobil Corp.	332,520	19,535,550
GlobalSantaFe Corp.	104,000	4,678,960
Kinder Morgan Management LLC (b)	92,348	4,382,836
Occidental Petroleum Corp.	2,900	238,612
Pride International, Inc. (b)	29,200	759,784
Schlumberger Limited	140,750	11,786,405
Transocean, Inc. (b)	81,100	4,576,473
		47,169,300

Entertainment & Leisure — 1.2%
News Corp., Inc., Cl. B (a)	144,200	2,500,428
The Walt Disney Co.	270,920	6,946,389
		9,446,817

Financial Services — 5.2%
American Express Co.	188,470	10,365,850
Citigroup, Inc.	422,040	18,358,740
The Goldman Sachs Group, Inc.	67,840	7,291,443
Lehman Brothers Holdings, Inc. (a)	21,600	2,270,808
Morgan Stanley	35,680	1,892,824
		40,179,665

2

Foods — 0.1%
Campbell Soup Co.	29,200	$900,820

Healthcare — 1.0%
Laboratory Corp. of America Holdings (a)(b)	28,930	1,465,883
UnitedHealth Group, Inc.	126,100	6,595,030
		8,060,913

Industrial - Diversified — 1.8%
3M Co.	102,700	7,702,500
Tyco International Limited	202,500	6,170,175
		13,872,675

Information Retrieval Services — 1.2%
Yahoo!, Inc. (b)	271,120	9,039,141

Insurance — 2.8%
Aetna, Inc.	63,800	4,938,120
American International Group, Inc.	76,310	4,593,862
Cigna Corp.	18,600	1,985,550
The Hartford Financial Services Group Inc.	48,000	3,867,360
Prudential Financial, Inc.	91,920	6,149,448
		21,534,340

Machinery & Components — 1.1%
Ingersoll-Rand Co. Cl. A	87,840	6,866,453
Smith International, Inc. (a)	23,600	1,603,384
		8,469,837

Manufacturing — 0.8%
Millipore Corp. (b)	103,950	6,369,016

Medical Supplies — 4.7%
Agilent Technologies, Inc. (b)	165,500	4,342,720
Medtronic, Inc.	294,910	15,907,445
Stryker Corp. (a)	146,940	7,947,985
Tektronix, Inc.	123,730	3,100,674
Varian Medical Systems, Inc. (a)(b)	67,860	2,664,184
Waters Corp. (b)	48,240	2,184,307
		36,147,315

Pharmaceuticals — 9.8%
Abbott Laboratories	96,990	4,522,644
Amgen, Inc. (b)	218,940	17,460,465
Eli Lilly & Co.	48,400	2,725,888
Genentech, Inc. (b)	71,460	6,383,522
Johnson & Johnson	264,760	16,934,050
Merck & Co., Inc.	123,870	3,847,402
Novartis AG	183,945	8,938,850
Pfizer, Inc.	259,960	6,888,940
Teva Pharmaceutical Sponsored ADR (Israel) (a)	264,670	8,310,638
		76,012,399

3

Prepackaged Software — 4.9%
Adobe Systems, Inc. (a)	237,060	$7,026,458
Citrix Systems, Inc. (b)	64,760	1,543,231
Microsoft Corp.	1,150,890	29,474,293
		38,043,982

Restaurants — 0.5%
McDonald’s Corp.	133,400	4,158,078

Retail — 7.6%
Bed Bath & Beyond, Inc. (b)	59,300	2,721,870
Best Buy Co., Inc. (a)	100,580	7,704,428
Costco Wholesale Corp.	67,170	3,087,805
Federated Department Stores, Inc.	70,710	5,364,768
The Home Depot Inc.	147,660	6,424,687
J.C. Penney Co., Inc.	100,680	5,652,175
Lowe’s Companies, Inc. (a)	66,120	4,378,466
Staples, Inc.	27,700	630,729
Target Corp.	86,800	5,099,500
Wal-Mart Stores, Inc.	270,650	13,356,578
Williams-Sonoma, Inc. (b)	102,150	4,510,944
		58,931,950

Telephone Utilities — 0.7%
Sprint Corp. (FON Group) (a)	188,520	5,071,188

Transportation — 3.3%
Carnival Corp.	154,850	8,114,140
Expeditors International of Washington, Inc. (a)	65,710	3,617,336
FedEx Corp.	96,060	8,077,685
Royal Caribbean Cruises Limited (a)	117,500	5,340,375
		25,149,536

TOTAL EQUITIES (Cost $723,061,767)		735,668,397

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 14.0%
Cash Equivalents — 9.2% (c)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$1,364,555	$1,364,555
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	963,008	963,008
Bank of America Bank Note
3.270%	08/30/2005	1,773,921	1,773,921
Bank of America Bank Note
3.270%	10/18/2005	955,188	955,188
Bank of America Bank Note
3.450%	09/16/2005	1,364,555	1,364,555

4

Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	$2,877,757	$2,877,757
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	409,366	409,366
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	545,822	545,822
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	818,733	818,733
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	1,374,863	1,374,863
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	409,366	409,366
BGI Institutional Money Market Fund
		5,355,468	5,355,468
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	955,188	955,188
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	2,046,832	2,046,832
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	682,277	682,277
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	2,768,173	2,768,173
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	974,076	974,076
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	2,729,109	2,729,109
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	682,277	682,277
Federal Home Loan Bank Discount Note
3.226%	08/12/2005	1,801,835	1,801,835
First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	268,269	268,269
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	1,364,555	1,364,555
Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	957,889	957,889
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	963,156	963,156
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	967,204	967,204
Freddie Mac Discount Note
3.244%	08/16/2005	1,637,465	1,637,465
Freddie Mac Discount Note
3.276%	08/16/2005	773,783	773,783
General Electric Capital Corp.
3.252%	08/04/2005	2,727,385	2,727,385
General Electric Capital Corp.
3.475%	09/12/2005	791,762	791,762
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		1,428,379	1,428,379
Harris Trust & Savings Bank
3.295%	11/04/2005	1,033,809	1,033,809

5

HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	$689,100	$689,100
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	818,733	818,733
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	1,364,555	1,364,555
Merrimac Cash Fund, Premium Class
		218,329	218,329
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	2,729,109	2,729,109
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	1,765,506	1,765,506
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	491,240	491,240
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	1,419,137	1,419,137
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	545,822	545,822
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	1,364,555	1,364,555
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	1,364,555	1,364,555
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	1,501,010	1,501,010
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	1,091,644	1,091,644
Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	1,091,644	1,091,644
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	545,822	545,822
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	857,283	857,283
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	1,364,555	1,364,555
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	1,618,147	1,618,147
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	1,697,617	1,697,617
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	1,118,935	1,118,935
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	1,267,739	1,267,739
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	1,549,807	1,549,807
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	955,184	955,184
			71,196,053

6

Repurchase Agreement — 4.8%
Investors Bank & Trust Co. Repurchase Agreement, dated 07/29/2005, 2.28%, due 08/01/2005 (d)	$36,900,843	$36,900,843

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		108,096,896

TOTAL INVESTMENTS — 109.1% (Cost $831,158,663) (e)		$843,765,293

Other Assets/(Liabilities) — (9.1%)		(70,069,317)

NET ASSETS — 100.0%		$773,695,976

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Denotes all or a portion of security on loan (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $36,907,854. Collateralized by U.S. Government Agency obligations with rates ranging from 4.060% - 6.375%, maturity dates ranging from 06/25/2016 - 08/25/2033, and an aggregate market value, including accrued interest, of $38,745,885.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Premier Small
Capitalization Value Fund — Portfolio
of Investments

July 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 95.3%
Apparel, Textiles & Shoes — 5.1%
Casual Male Retail Group, Inc. (a)(b)	200,116	$1,422,825
Dixie Group, Inc. (a)	43,200	782,352
Interface, Inc. Cl. A (a)	164,846	1,683,078
Kellwood Co.	19,655	477,813
Talbots, Inc.	41,100	1,404,387
		5,770,455

Automotive & Parts — 2.2%
Cooper Tire & Rubber Co. (b)	65,164	1,311,100
Rush Enterprises, Inc. Cl. A (a)	73,500	1,168,650
		2,479,750

Banking, Savings & Loans — 17.4%
Center Financial Corp.	48,650	1,243,008
Commercial Capital Bancorp, Inc. (b)	81,622	1,619,380
Community Bancorp/NV (a)	15,200	501,752
Dearborn Bancorp, Inc. (a)	48,989	1,273,714
EuroBancshares, Inc. (a)	77,902	1,303,300
Harrington West Financial Group, Inc.	54,429	891,547
Main Street Banks, Inc.	30,075	839,995
Pacific Capital Bancorp	39,126	1,338,892
Preferred Bank/Los Angeles, CA	16,400	688,472
PrivateBancorp, Inc. (b)	34,785	1,285,306
Santander BanCorp	51,180	1,430,481
Sterling Financial Corp. (a)	28,176	1,099,709
Sun Bancorp, Inc., NJ (a)	57,674	1,234,224
UCBH Holdings, Inc.	62,980	1,150,645
Valley Bancorp (a)	29,305	957,684
Virginia Commerce Bancorp (a)(b)	56,877	1,487,902
W Holding Co., Inc.	126,163	1,348,682
		19,694,693

Broadcasting, Publishing & Printing — 1.1%
RH Donnelley Corp. (a)	19,574	1,282,097

Building Materials & Construction — 0.7%
US Concrete, Inc. (a)	109,175	731,473

Chemicals — 1.9%
Applied Films Corp. (a)	49,262	1,294,113
PolyOne Corp. (a)	124,700	890,358
		2,184,471

Commercial Services — 5.6%
Asset Acceptance Capital Corp. (a)	76,102	2,080,629
Hudson Highland Group, Inc. (a)	67,800	1,408,884
ITT Educational Services, Inc. (a)(b)	32,269	1,653,786
Universal Technical Institute, Inc. (a)(b)	36,161	1,171,616
		6,314,915

1

Communications — 1.6%
Comtech Telecommunications (a)	32,723	$1,156,758
Tollgrade Communications, Inc. (a)	63,363	627,927
		1,784,685

Computer Integrated Systems Design — 2.6%
Mentor Graphics Corp. (a)	113,075	1,052,728
Radiant Systems, Inc. (a)	144,500	1,848,155
		2,900,883

Computer Programming Services — 2.1%
Covansys Corp. (a)	77,470	1,145,781
Stellent, Inc. (a)	144,256	1,218,963
		2,364,744

Computers & Information — 1.1%
Paxar Corp. (a)	65,701	1,278,541

Containers — 0.4%
Intertape Polymer Group, Inc. (a)	62,783	499,125

Electrical Equipment & Electronics — 3.7%
Benchmark Electronics, Inc. (a)	44,095	1,411,040
C&D Technologies, Inc.	82,113	826,878
Technitrol, Inc.	56,930	736,674
Tyler Technologies, Inc. (a)	156,449	1,242,205
		4,216,797

Energy — 3.2%
Energen Corp.	75,172	2,638,537
Energy Partners, Ltd. (a)(b)	38,500	1,018,710
		3,657,247

Entertainment & Leisure — 1.3%
Steinway Musical Instruments, Inc. (a)	47,687	1,420,596

Financial Services — 7.1%
Bancorp, Inc./Wilmington DE (a)	105,120	1,868,508
Columbia Equity Trust, Inc. REIT (a)(b)	71,100	1,107,738
Greenhill & Co., Inc. (b)	30,778	1,180,644
Sanders Morris Harris Group, Inc.	95,848	1,641,876
SL Green Realty Corp.	31,362	2,185,931
		7,984,697

Foods — 3.0%
John B. Sanfilippo & SON (a)	66,626	1,513,743
United Natural Foods, Inc. (a)(b)	55,707	1,878,440
		3,392,183

Heavy Machinery — 1.8%
Manitowoc Co. (b)	43,400	1,981,210

2

Home Construction, Furnishings & Appliances — 2.5%
Movado Group, Inc.	145,635	$2,813,668

Industrial - Distribution — 1.7%
Hughes Supply, Inc.	66,529	1,890,754

Industrial - Diversified — 4.9%
Carlisle Companies, Inc.	39,950	2,631,107
Harsco Corp.	47,428	2,857,537
		5,488,644

Insurance — 6.1%
American Safety Insurance Holdings, Ltd. (a)	55,400	855,376
Delphi Financial Group, Inc. Cl. A	39,512	1,916,727
EMC Insurance Group, Inc.	82,409	1,546,817
ProAssurance Corp. (a)(b)	33,238	1,427,904
United Fire & Casualty Co.	26,504	1,186,849
		6,933,673

Medical Supplies — 3.5%
FEI Co. (a)(b)	45,381	1,029,695
PolyMedica Industries, Inc.	45,488	1,597,539
PSS World Medical, Inc. (a)	90,508	1,323,227
		3,950,461

Metals & Mining — 1.3%
Massey Energy Co. (b)	33,073	1,430,407

Pharmaceuticals — 1.8%
Inverness Medical Innovations, Inc. (a)(b)	45,541	1,236,438
Prestige Brands Holdings, Inc. (a)	69,000	776,250
		2,012,688

Real Estate — 1.4%
WCI Communities, Inc. (a)(b)	48,012	1,630,488

Restaurants — 0.9%
Checkers Drive-In Restaurant (a)	71,717	1,007,624

Retail — 6.0%
Big 5 Sporting Goods Corp.	25,700	710,605
BJ’s Wholesale Club, Inc. (a)	51,268	1,634,937
Cash America International, Inc.	46,191	961,697
Central Garden & Pet Co. (a)	55,893	2,804,152
Hancock Fabrics, Inc.	97,300	671,370
		6,782,761

Transportation — 3.3%
Marten Transport Ltd. (a)	67,925	1,699,144
Wabtec Corp.	84,202	2,057,055
		3,756,199

TOTAL EQUITIES (Cost $82,853,131)		107,635,929

3

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 17.5%
Cash Equivalents — 13.1% (c)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$283,191	$283,191
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	199,857	199,857
Bank of America Bank Note
3.270%	08/30/2005	368,148	368,148
Bank of America Bank Note
3.270%	10/18/2005	198,234	198,234
Bank of America Bank Note
3.450%	09/16/2005	283,191	283,191
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	597,232	597,232
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	84,957	84,957
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	113,276	113,276
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	169,915	169,915
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	285,330	285,330
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	84,957	84,957
BGI Institutional Money Market Fund
		1,111,440	1,111,440
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	198,234	198,234
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	424,787	424,787
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	141,596	141,596
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	574,489	574,489
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	202,154	202,154
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	566,382	566,382
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	141,596	141,596
Federal Home Loan Bank Discount Note
3.226%	08/12/2005	373,941	373,941
First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	55,675	55,675
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	283,191	283,191

4

Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	$198,794	$198,794
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	199,887	199,887
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	200,727	200,727
Freddie Mac Discount Note
3.244%	08/16/2005	339,829	339,829
Freddie Mac Discount Note
3.276%	08/16/2005	160,586	160,586
General Electric Capital Corp.
3.252%	08/04/2005	566,024	566,024
General Electric Capital Corp.
3.475%	09/12/2005	164,317	164,317
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		296,437	296,437
Harris Trust & Savings Bank
3.295%	11/04/2005	214,550	214,550
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	143,012	143,012
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	169,915	169,915
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	283,191	283,191
Merrimac Cash Fund, Premium Class
		45,311	45,311
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	566,382	566,382
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	366,402	366,402
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	101,949	101,949
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	294,519	294,519
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	113,276	113,276
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	283,191	283,191
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	283,191	283,191
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	311,510	311,510
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	226,553	226,553
Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	226,553	226,553
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	113,276	113,276
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	177,915	177,915

5

Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	$283,191	$283,191
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	335,820	335,820
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	352,313	352,313
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	232,217	232,217
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	263,099	263,099
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	321,637	321,637
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	198,235	198,235
			14,775,582

Repurchase Agreement — 4.4%
Investors Bank & Trust Co. Repurchase Agreement, dated 07/29/2005, 2.28%, due 08/01/2005 (d)		5,051,854	5,051,854

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			19,827,436

TOTAL INVESTMENTS — 112.8% (Cost $102,680,567) (e)			$127,463,365

Other Assets/(Liabilities) — (12.8%)			(14,469,016)

NET ASSETS — 100.0%			$112,994,349

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $5,052,814. Collateralized by U.S. Government Agency obligation with a rates ranging from 6.13% - 6.38%, maturity dates ranging from 11/25/2023 -11/25/2028, and an aggregate market value, including accrued interest, of $5,304,447.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Premier Small Company
Opportunities Fund — Portfolio of
Investments

July 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 99.4%
Aerospace & Defense — 0.8%
HEICO Corp. (a)	320,275	$7,942,820

Air Transportation — 0.6%
SkyWest, Inc.	287,900	5,973,925

Apparel, Textiles & Shoes — 2.6%
Carter’s, Inc. (b)	421,100	25,623,935

Automotive & Parts — 0.9%
Modine Manufacturing Co.	247,400	8,923,718
Proliance International Inc. (b)	6,094	38,334
		8,962,052

Banking, Savings & Loans — 10.0%
Alabama National Bancorp	106,372	7,376,898
Financial Institutions, Inc.	74,000	1,425,980
First Republic Bank	557,825	21,130,411
Hanmi Financial Corp.	843,400	16,024,600
Pacific Capital Bancorp	511,821	17,514,515
Sterling Bancorp-NY	421,038	9,473,355
UMB Financial Corp.	175,700	11,288,725
Webster Financial Corp.	279,242	13,459,464
		97,693,948

Broadcasting, Publishing & Printing — 3.3%
Gray Television, Inc.	1,108,700	14,246,795
Lin TV Corp. Cl. A (b)	708,400	10,073,448
Saga Communications, Inc. Cl. A (b)	550,268	7,868,832
		32,189,075

Building Materials & Construction — 1.0%
Interline Brands, Inc. (b)	464,576	9,802,554

Chemicals — 4.4%
MacDermid, Inc. (a)	435,300	14,408,430
Spartech Corp.	787,200	14,744,256
West Pharmaceutical Services, Inc.	487,000	13,397,370
		42,550,056

Commercial Services — 8.1%
ADVO, Inc.	583,200	20,499,480
Arbitron, Inc.	436,000	18,094,000
G&K Services, Inc. Cl. A	463,100	18,431,380
Valassis Communications, Inc. (b)	305,500	12,082,525
Wright Express Corp. (a) (b)	499,300	10,475,314
		79,582,699

Computer Integrated Systems Design — 0.9%
Ansoft Corp. (b)	351,300	8,944,098

1

Cosmetics & Personal Care — 0.6%
Revlon, Inc. Cl. A (b)	1,450,700	$5,425,618

Electrical Equipment & Electronics — 9.0%
Baldor Electric Co.	540,000	13,521,600
Cognex Corp.	481,000	16,050,970
Micrel, Inc. (b)	1,422,800	17,201,652
Mykrolis Corp. (b)	1,442,800	23,517,640
Teleflex, Inc. (a)	258,100	17,119,773
		87,411,635

Energy — 8.8%
Headwaters, Inc. (a) (b)	453,300	19,378,575
Rowan Companies, Inc.	368,300	12,581,128
RPC, Inc.	652,200	12,711,378
Unit Corp. (b)	338,700	16,088,250
W-H Energy Services, Inc. (b)	796,300	25,003,820
		85,763,151

Financial Services — 7.5%
Boston Private Financial Holdings, Inc.	233,500	6,689,775
Chittenden Corp.	364,250	10,668,882
Eaton Vance Corp.	1,144,600	28,122,822
Fidelity Bankshares, Inc.	385,950	12,095,673
Jefferies Group, Inc. (a)	375,800	15,531,814
		73,108,966

Forest Products & Paper — 1.0%
Xerium Technologies, Inc. (b)	765,400	9,529,230

Healthcare — 1.7%
CorVel Corp. (b)	193,244	5,190,534
LabOne, Inc. (a) (b)	297,200	11,183,636
		16,374,170

Home Construction, Furnishings & Appliances — 0.8%
Fossil, Inc. (b)	344,972	8,206,884

Household Products — 1.0%
Trex Company, Inc. (a) (b)	336,900	9,904,860

Industrial - Diversified — 0.9%
Carlisle Companies, Inc. (a)	132,300	8,713,278

Insurance — 1.8%
HCC Insurance Holdings, Inc.	363,000	10,062,360
IPC Holdings Limited	192,100	7,770,445
		17,832,805

Machinery & Components — 12.0%
Actuant Corp. Cl. A (a) (b)	252,300	11,739,519

2

Global Power Equipment Group, Inc. (a) (b)	2,122,600	$20,101,022
Helix Technology Corp.	584,700	10,562,606
IDEX Corp.	471,300	20,586,384
Kaydon Corp.	499,000	15,399,140
Roper Industries, Inc.	505,200	38,774,100
		117,162,771

Medical Supplies — 4.7%
Coherent, Inc. (b)	673,817	22,936,731
II-VI, Inc. (b)	653,323	12,550,335
Mine Safety Appliances Co.	216,300	10,577,070
		46,064,136

Metals & Mining — 1.5%
Foundation Coal Holdings, Inc.	65,500	2,177,875
Matthews International Corp. Cl. A	331,086	12,912,354
		15,090,229

Pharmaceuticals — 2.0%
Taro Pharmaceutical Industries Limited (a) (b)	303,400	7,126,866
Valeant Pharmaceuticals International (a)	618,200	12,197,086
		19,323,952

Prepackaged Software — 1.7%
Dendrite International, Inc. (b)	978,415	16,926,580

Restaurants — 2.9%
RARE Hospitality International, Inc. (a) (b)	413,431	12,882,510
The Steak n Shake Co. (b)	713,100	15,438,615
		28,321,125

Retail — 2.0%
Coldwater Creek, Inc. (b)	688,800	19,072,872

Telephone Utilities — 0.1%
Iowa Telecommunications Services, Inc.	69,900	1,326,702

Transportation — 6.8%
Heartland Express, Inc.	709,535	14,765,423
Knight Transportation, Inc.	355,700	8,412,305
Landstar System, Inc. (b)	757,000	25,223,240
Robinson (C.H.) Worldwide, Inc. (a)	285,100	17,838,707
		66,239,675

TOTAL EQUITIES (Cost $736,319,284)		971,063,801

3

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 11.4%
Cash Equivalents — 11.2% (c)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$2,100,278	$2,100,278
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	1,482,230	1,482,230
Bank of America Bank Note
3.270%	08/30/2005	2,730,362	2,730,362
Bank of America Bank Note
3.270%	10/18/2005	1,470,195	1,470,195
Bank of America Bank Note
3.450%	09/16/2005	2,100,278	2,100,278
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	4,429,350	4,429,350
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	630,083	630,083
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	840,111	840,111
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	1,260,167	1,260,167
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	2,116,144	2,116,144
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	630,083	630,083
BGI Institutional Money Market Fund
		8,242,963	8,242,963
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	1,470,195	1,470,195
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	3,150,417	3,150,417
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	1,050,139	1,050,139
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	4,260,682	4,260,682
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	1,499,266	1,499,266
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	4,200,556	4,200,556
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	1,050,139	1,050,139
Federal Home Loan Bank Discount Note
3.226%	08/12/2005	2,773,325	2,773,325
First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	412,911	412,911
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	2,100,278	2,100,278
Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	1,474,351	1,474,351
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	1,482,463	1,482,463
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	1,488,689	1,488,689
Freddie Mac Discount Note
3.244%	08/16/2005	2,520,334	2,520,334
Freddie Mac Discount Note
3.276%	08/16/2005	1,190,982	1,190,982

4

General Electric Capital Corp.
3.252%	08/04/2005	$4,197,902	$4,197,902
General Electric Capital Corp.
3.475%	09/12/2005	1,218,655	1,218,655
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		2,198,515	2,198,515
Harris Trust & Savings Bank
3.295%	11/04/2005	1,591,205	1,591,205
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	1,060,640	1,060,640
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	1,260,167	1,260,167
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	2,100,278	2,100,278
Merrimac Cash Fund, Premium Class
		336,044	336,044
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	4,200,556	4,200,556
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	2,717,410	2,717,410
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	756,100	756,100
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	2,184,289	2,184,289
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	840,111	840,111
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	2,100,278	2,100,278
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	2,100,278	2,100,278
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	2,310,306	2,310,306
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	1,680,222	1,680,222
Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	1,680,222	1,680,222
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	840,111	840,111
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	1,319,502	1,319,502
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	2,100,278	2,100,278
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	2,490,600	2,490,600
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	2,612,917	2,612,917
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	1,722,228	1,722,228

5

Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	$1,951,262	$1,951,262
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	2,385,412	2,385,412
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	1,470,195	1,470,195
			109,582,654

Repurchase Agreement — 0.2%
Investors Bank & Trust Company Repurchase Agreement, dated 07/29/2005, 2.28%, due 08/01/2005 (d)		1,282,826	1,282,826

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			110,865,480

TOTAL INVESTMENTS — 110.8% (Cost $847,184,764) (e)			$1,081,929,281

Other Assets/(Liabilities) — (10.8%)			(105,432,153)

NET ASSETS — 100.0%			$976,497,128

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $1,283,070. Collateralized by a U.S. Government Agency obligations, with a rate of 7.005%, maturity date of 08/25/2016 and an aggregate market value, including accrued interest, of $1,346,967.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Premier International

Equity Fund — Portfolio of Investments

July 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 99.8%
Aerospace & Defense — 1.7%
Embraer - Empresa Brasileira de Aeronautica SA, Preference	1,882,519	$15,089,878

Air Transportation — 0.7%
Easy Jet Plc (a)	1,542,310	6,493,155

Apparel, Textiles & Shoes — 2.8%
Hennes & Mauritz AB-Cl B	402,300	14,313,177
Next PLC	275,290	7,583,976
Puma AG Rudolf Dassler Sport	12,313	3,076,881
		24,974,034

Automotive & Parts — 3.3%
Continental AG	199,450	15,400,312
Porsche AG Preferred	6,789	5,353,786
Toyota Motor Corp.	222,600	8,439,913
		29,194,011

Autos & Housing — 0.5%
Honda Motor Co. Limited	84,884	4,376,822

Banking, Savings & Loans — 9.8%
ABN AMRO Holding NV (b)	71,000	1,766,726
Anglo Irish Bank Corp. PLC	14,630	195,221
Anglo Irish Bank Corp. PLC	1,361,499	18,271,475
Bayerische Hypo-und Vereinsbank AG (a)	89,635	2,351,533
Commerzbank AG	193,696	4,302,832
Credit Suisse Group	101,737	4,244,090
ICICI Bank, Ltd., Sponsored ADR (b)	417,675	11,030,797
Joyo Bank Limited	1,310,000	6,335,645
Mitsubishi Tokyo Financial Group, Inc.	1,914	16,072,486
National Australia Bank	114,302	2,709,605
Royal Bank of Scotland Group PLC	542,249	16,077,686
UniCredito Italiano SpA	844,400	4,451,014
		87,809,110

Beverages — 2.2%
Foster’s Group Limited	553,297	2,288,519
Heineken NV (b)	213,300	6,761,050
Pernod-Ricard SA (b)	62,160	10,377,502
		19,427,071

Broadcasting, Publishing & Printing — 4.3%
British Sky Broadcasting Group PLC	159,603	1,492,823
Gestevision Telecinco SA (a)	104,522	2,461,645
Grupo Televisa SA Sponsored ADR (Mexico)	113,700	7,500,789
Mediaset SpA	516,400	6,269,246
Publishing & Broadcasting	213,698	2,493,194
Societe Television Francaise 1	140,070	3,889,480

1

Sogecable SA (a)(b)	38,400	$1,371,258
Vivendi Universal SA	194,370	6,148,095
ZEE Telefilms Limited	1,657,602	7,204,841
		38,831,371

Building Materials & Construction — 0.6%
Sika AG (b)	8,003	5,277,554

Chemicals — 1.1%
Filtrona PLC	343,810	1,388,397
Nufarm Ltd.	575,032	4,414,782
Syngenta AG (a)	41,439	4,310,903
		10,114,082

Commercial Services — 3.6%
ABB Limited (a)	812,398	5,508,924
Boskalis Westminster	56,225	2,240,450
BTG PLC (a)	1,873,696	6,176,992
Bunzl PLC	639,686	5,851,581
Leighton Holdings Limited (b)	449,152	4,288,802
Prosegur, Compania de Seguridad SA	239,949	5,588,389
Randstad Holdings NV	61,056	2,476,980
		32,132,118

Communications — 8.0%
KDDI Corp.	1,875	9,041,763
Nokia Oyj	279,300	4,442,000
SK Telecom Co. Limited ADR (South Korea) (b)	106,756	2,292,051
Tandberg ASA (b)	1,112,000	12,509,350
Telefonaktiebolaget LM Ericsson-Cl B	5,987,700	20,569,887
Vodafone Group PLC	8,948,555	22,946,652
		71,801,703

Computer & Other Data Processing Service — 0.9%
Autonomy Corp. PLC (a)	782,293	3,497,468
Business Objects SA (a)(b)	91,990	3,030,449
Square Enix Co Ltd.	55,900	1,582,862
		8,110,779

Computer Related Services — 1.1%
Infosys Technologies Limited	185,709	9,673,305

Computers & Information — 1.8%
Canon, Inc.	204,000	10,037,244
Logitech International SA	161,400	6,267,309
		16,304,553

Consumer Services — 0.9%
Capita Group PLC	1,240,740	7,859,556

Cosmetics & Personal Care — 0.8%
L’Oreal SA (b)	94,080	7,404,230

2

Electrical Equipment & Electronics — 5.7%
ASM International NV (a)(b)	338,400	$5,231,664
Benq Corp.	4,346,000	4,636,894
Electrocomponents PLC	512,620	2,255,510
Keyence Corp.	31,190	7,485,694
Koninklijke Philips Electronics NV	174,900	4,719,040
Nippon Electric Glass Co. Limited	550,000	8,221,849
Omron Corp.	182,021	3,872,773
Samsung Electronics Co., Ltd.	8,050	4,410,522
Sony Corp.	118,500	3,872,235
Ushio, Inc. (b)	319,000	6,242,932
		50,949,113

Energy — 4.6%
BG Group PLC	738,630	6,083,798
BP PLC, Sponsored ADR (United Kingdom)	181,500	11,957,220
Fortum Oyj	323,900	5,899,769
Neste Oil Oyj (a)	80,975	2,243,124
Total SA	60,580	15,100,030
		41,283,941

Entertainment & Leisure — 1.2%
News Corp., Inc., CDI	128,797	2,235,793
UBI Soft Entertainment SA (a)(b)	45,068	2,493,126
William Hill PLC	638,820	6,446,551
		11,175,470

Financial Services — 5.5%
3i Group Plc	654,295	8,152,605
Collins Stewart Holdings PLC	1,487,551	13,026,796
Housing Development Finance Corp.	225,100	4,763,125
Marschollek Lautenschlaeger und Partner AG (b)	116,519	2,277,865
Mediobanca SpA	276,600	5,259,035
Societe Generale-Cl. A	89,780	9,767,082
UBS AG Registered	51,503	4,218,708
United Internet AG Registered (b)	71,338	2,215,009
		49,680,225

Food Retailers — 0.2%
Morrison (WM) Supermarkets	568,470	1,891,344

Foods — 1.8%
Cadbury Schweppes PLC	485,760	4,658,665
Carrefour SA	34,270	1,608,797
Nestle SA	18,203	4,981,943
Unilever PLC	470,250	4,530,001
		15,779,406

Healthcare/Drugs — 0.3%
Astellas Pharma, Inc.	90,170	2,929,804

Heavy Construction — 2.6%
Technip SA (b)	350,500	18,724,825
Vinci SA	55,200	4,457,849
		23,182,674

3

Heavy Machinery — 1.5%
Neomax Co Ltd.	304,152	$6,452,438
Nidec Corp.	67,900	7,344,489
		13,796,927

Household Products — 0.4%
SEB SA (c)	32,146	3,284,111

Industrial - Diversified — 0.9%
Siemens AG	110,378	8,479,921

Information Retrieval Services — 0.4%
Yahoo! Japan Corp.	1,506	3,241,652

Insurance — 2.7%
Alleanza Assicurazioni SpA (b)	333,800	3,824,233
Allianz AG	55,041	6,951,737
AMP Limited	1,393,782	7,139,267
Ceres Group, Inc. (a)(c)	27,000	175,500
Ceres Group, Inc., Preference (a)(c)	66,772	434,018
Ceres Group, Inc., Preference Callable (a)(c)	900,000	5,850,000
		24,374,755

Manufacturing — 1.9%
Aalberts Industries NV	299,655	15,985,474
Konica Minolta Holdings, Inc.	169,000	1,545,187
		17,530,661

Medical Supplies — 10.0%
Art Advanced Research Tech	2,653,076	1,835,665
Art Advanced Research Technologies, Inc. (a)	1,832,027	1,267,581
Art Advanced Research Technologies, Inc. (a)	383,000	264,998
Cie Generale d’Optique Essilor International SA	96,510	6,979,731
Hoya Corp.	62,400	7,694,215
Luxottica Group SpA (b)	453,600	10,406,372
NeuroSearch A/S (a)(b)	192,395	8,922,278
Nicox SA (a)	1,157,230	6,083,543
Novogen Limited (a)	5,446,200	20,919,011
Ortivus AB, A Shares (a)	228,600	823,551
Ortivus AB, B Shares (a)	666,410	2,391,848
SkyePharma PLC (a)	2,715,610	2,825,496
Synthes, Inc.	36,124	3,909,887
Terumo Corp.	231,600	6,489,747
William Demant Holding (a)(b)	176,900	8,537,386
		89,351,309

Metals & Mining — 2.8%
Cia Vale do Rio Doce Preferred Sponsored ADR (Brazil) (b)	347,200	9,669,520
Impala Platinum Holdings Limited	93,400	8,542,926
Rio Tinto PLC	211,499	7,012,251
		25,224,697

4

Pharmaceuticals — 5.9%
AstraZeneca PLC	33,470	$1,511,022
GlaxoSmithKline PLC	115,993	2,723,475
H. Lundbeck AS (b)	81,900	2,017,713
Marshall Edwards, Inc. (a)	1,745,300	12,159,890
Roche Holding AG	69,810	9,465,362
Sanofi-Aventis	143,013	12,315,748
Schering AG	59,950	3,754,109
Shionogi & Co., Ltd.	166,000	2,048,903
Takeda Pharmaceutical Co. Limited	91,000	4,655,181
Teva Pharmaceutical Sponsored ADR (Israel) (b)	73,300	2,301,620
		52,953,023

Real Estate — 2.7%
Daito Trust Construction Co. Limited	129,812	4,793,539
Solidere-144A GDR (Lebanon) (a)(d)	926,087	12,622,566
Sumitomo Realty & Development Co. Limited	623,000	6,832,698
		24,248,803

Retail — 2.2%
Compagnie Financiere Richemont AG, A Units	138,397	4,859,390
Dixons Group PLC	741,211	2,059,834
GS Home Shopping, Inc.	89,902	7,960,292
The Swatch Group AG Cl. B	17,758	2,538,493
Woolworths Limited	209,364	2,600,023
		20,018,032

Retail - General — 0.8%
GUS PLC	243,530	3,857,009
Inditex SA	121,700	3,242,609
		7,099,618

Transportation — 1.6%
Carnival Corp.	134,700	7,058,280
Hyundai Heavy Industries Co., Ltd.	80,126	4,464,952
Tsakos Energy Navigation Limited	63,694	2,464,958
		13,988,190

TOTAL EQUITIES (Cost $711,192,196)		895,337,008

	Number of
	Shares	Market Value
WARRANTS — 0.0%
Insurance
Ceres Group, Inc. Warrants, Series C-1 (a)(c)	30,048	$0
Ceres Group, Inc. Warrants, Series D (a)(c)	2,700	0
		0

TOTAL WARRANTS (Cost $0)		0

TOTAL LONG TERM INVESTMENTS (Cost $711,192,196)		895,337,008

5

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 9.3%
Cash Equivalents (e)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$1,604,541	$1,604,541
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	1,132,374	1,132,374
Bank of America Bank Note
3.270%	08/30/2005	2,085,904	2,085,904
Bank of America Bank Note
3.270%	10/18/2005	1,123,179	1,123,179
Bank of America Bank Note
3.450%	09/16/2005	1,604,542	1,604,542
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	3,383,874	3,383,874
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	481,362	481,362
Barclays Eurodollar Time Deposit
3.354%	01/17/2006	641,817	641,817
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	962,725	962,725
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	1,616,662	1,616,662
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	481,362	481,362
BGI Institutional Money Market Fund
		6,297,345	6,297,345
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	1,123,179	1,123,179
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	2,406,812	2,406,812
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	802,271	802,271
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	3,255,017	3,255,017
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	1,145,389	1,145,389
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	3,209,083	3,209,083
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	802,271	802,271
Federal Home Loan Bank Discount Note
3.226%	08/12/2005	2,118,727	2,118,727
First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	315,450	315,450
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	1,604,541	1,604,541

6

Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	$1,126,355	$1,126,355
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	1,132,548	1,132,548
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	1,137,308	1,137,308
Freddie Mac Discount Note
3.244%	08/16/2005	1,925,450	1,925,450
Freddie Mac Discount Note
3.276%	08/16/2005	909,870	909,870
General Electric Capital Corp.
3.252%	08/04/2005	3,207,055	3,207,055
General Electric Capital Corp.
3.475%	09/12/2005	931,011	931,011
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		1,679,591	1,679,591
Harris Trust & Savings Bank
3.295%	11/04/2005	1,215,627	1,215,627
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	810,293	810,293
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	962,725	962,725
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	1,604,541	1,604,541
Merrimac Cash Fund, Premium Class
		256,727	256,727
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	3,209,083	3,209,083
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	2,076,010	2,076,010
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	577,635	577,635
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	1,668,723	1,668,723
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	641,817	641,817
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	1,604,541	1,604,541
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	1,604,541	1,604,541
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	1,764,996	1,764,996
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	1,283,633	1,283,633
Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	1,283,633	1,283,633
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	641,817	641,817

7

Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	$1,008,055	$1,008,055
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	1,604,541	1,604,541
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	1,902,734	1,902,734
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	1,996,181	1,996,181
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	1,315,724	1,315,724
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	1,490,699	1,490,699
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	1,822,374	1,822,374
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	1,123,179	1,123,179
			83,717,444

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			83,717,444

TOTAL INVESTMENTS — 109.1% (Cost $794,909,638) (f)			$979,054,452

Other Assets/(Liabilities) — (9.1%)			(81,992,988)

NET ASSETS — 100.0%			$897,061,464

Notes to Portfolio of Investments

ADR - American Depository Receipt.

GDR - Global Depository Receipt.

(a)                                  Non-income producing security.

(b)                                 Denotes all or a portion of security on loan (Note 2).

(c)                                  This security is valued in good faith under procedures established by the board of trustees.

(d)                                 Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2005, these securities amounted to a value of $12,622,566 or 1.4% of net assets.

(e)                                  Represents investments of security lending collateral. (Note 2).

(f)                                    See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Premier Global Fund —
Portfolio of Investments

July 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 98.3%
Advertising — 0.7%
JC Decaux SA (a)(b)	90,000	$2,093,463
WPP Group PLC	196,900	2,077,869
		4,171,332

Aerospace & Defense — 4.3%
Boeing Co.	50,700	3,346,707
Empresa Brasileira de Aeronautica SA, ADR (Brazil) (b)	172,900	5,591,586
European Aeronautic Defense and Space Co. (b)	184,960	6,183,180
Lockheed Martin Corp.	46,800	2,920,320
Northrop Grumman Corp.	52,100	2,888,945
Raytheon Co.	104,800	4,121,784
		25,052,522

Apparel, Textiles & Shoes — 2.9%
Coach, Inc. (a)	104,400	3,665,484
The Gap, Inc.	95,100	2,007,561
Hennes & Mauritz AB-Cl B	315,900	11,239,206
		16,912,251

Automotive & Parts — 1.3%
Porsche AG Preferred	4,100	3,233,249
Toyota Motor Corp.	120,800	4,580,150
		7,813,399

Banking, Savings & Loans — 7.9%
Anglo Irish Bank Corp. PLC	270,840	3,614,048
Australia & New Zealand Banking Group Limited	82,800	1,345,246
Credit Saison Co., Ltd.	86,800	2,883,502
Credit Suisse Group	118,762	4,954,310
HSBC Holdings PLC	362,785	5,882,167
ICICI Bank, Ltd., Sponsored ADR	184,400	4,870,004
JPMorgan Chase & Co.	134,800	4,736,872
Northern Trust Corp. (b)	122,500	6,223,000
Resona Holdings, Inc. (a)	1,105,800	1,938,705
Royal Bank of Scotland Group PLC	330,100	9,787,467
		46,235,321

Beverages — 1.5%
Cia de Bebidas das Americas, ADR	101,200	3,148,332
Fomento Economico Mexicano SA de CV	517,800	3,355,641
Grupo Modelo SA-Cl C	715,200	2,357,246
		8,861,219

Broadcasting, Publishing & Printing — 3.1%
Grupo Televisa SA Sponsored ADR (Mexico)	77,100	5,086,287
Pearson PLC	298,670	3,557,268
Reed Elsevier PLC	258,800	2,382,348
Singapore Press Holdings, Ltd.	1,061,800	2,925,326
Television Broadcasts, Ltd.	733,400	4,414,418
		18,365,647

1

Commercial Services — 3.1%
Affymetrix, Inc. (a)(b)	75,100	$3,506,419
eBay, Inc. (a)	201,700	8,427,026
JGC Corp.	88,600	1,101,468
Quest Diagnostics	98,600	5,062,124
		18,097,037

Communications — 12.0%
France Telecom SA (a)	164,100	5,038,768
KDDI Corp.	1,600	7,715,637
Qualcomm, Inc.	124,600	4,920,454
Sirius Satellite Radio, Inc. (a)(b)	1,118,876	7,630,734
SK Telecom Co. Limited ADR (South Korea) (b)	278,200	5,972,954
Tandberg ASA (b)	254,600	2,864,101
Telefonaktiebolaget LM Ericsson-Cl B	5,060,800	17,385,655
Vodafone Group PLC	7,365,650	18,887,631
		70,415,934

Computer & Other Data Processing Service — 1.4%
SAP AG	36,700	6,291,788
Square Enix Co Ltd.	57,900	1,643,759
		7,935,547

Computer Integrated Systems Design — 0.9%
Cadence Design Systems, Inc. (a)(b)	160,800	2,587,272
Sun Microsystems, Inc. (a)	627,700	2,410,368
		4,997,640

Computers & Information — 2.3%
Canon, Inc.	38,100	1,874,603
Cisco Systems, Inc. (a)	166,500	3,188,475
International Business Machines Corp.	59,900	4,999,254
International Game Technology	134,500	3,679,920
		13,742,252

Cosmetics & Personal Care — 3.1%
The Gillette Co.	93,100	4,996,677
Reckitt Benckiser PLC	365,646	10,940,471
Shiseido Co., Ltd.	172,800	2,355,063
		18,292,211

Data Processing & Preparation — 0.2%
IMS Health, Inc.	44,700	1,217,181

Electric Utilities — 0.3%
Energias de Portugal SA	628,900	1,673,331

Electrical Equipment & Electronics — 8.2%
Advanced Micro Devices, Inc. (a)(b)	421,400	8,461,712
Altera Corp. (a)	76,000	1,662,120
Cree, Inc. (a)(b)	47,200	1,399,480
Emerson Electric Co.	22,300	1,467,340
Fanuc Limited	21,900	1,559,204

2

International Rectifier Corp. (a)(b)	42,500	$1,999,625
Keyence Corp.	12,000	2,880,036
Koninklijke Philips Electronics NV	261,300	7,050,230
Murata Manufacturing Co., Ltd.	40,200	1,944,765
National Semiconductor Corp.	117,900	2,913,309
Omron Corp.	24,400	519,147
Samsung Electronics Co., Ltd.	11,450	6,273,352
Silicon Laboratories, Inc. (a)(b)	28,600	837,122
Sony Corp.	171,400	5,600,853
Taiwan Semiconductor Manufacturing Co., Ltd.	2,225,992	3,709,602
		48,277,897

Energy — 9.2%
BP PLC, Sponsored ADR (United Kingdom)	73,400	4,835,592
Burlington Resources, Inc.	70,000	4,487,700
ChevronTexaco Corp.	84,400	4,896,044
EnCana Corp. (b)	114,900	4,720,393
ENI SpA	97,700	2,762,831
Fortum Oyj	110,400	2,010,912
GlobalSantaFe Corp.	161,500	7,265,885
Hong Kong & China Gas	1,445,300	3,007,811
Husky Energy, Inc. (b)	182,700	7,864,205
Neste Oil Oyj (a)	19,525	540,871
Total SA	10,500	2,617,206
Transocean, Inc. (a)	163,800	9,243,234
		54,252,684

Financial Services — 5.4%
3i Group Plc	197,205	2,462,595
American Express Co.	103,900	5,714,500
Berkshire Hathaway, Inc.-Cl. B (a)(b)	1,300	3,616,600
Citigroup, Inc.	36,700	1,596,450
Investor AB-Cl B (b)	140,242	2,087,440
Macquarie Airports	781,200	1,979,059
Morgan Stanley	123,300	6,541,065
The Charles Schwab Corp.	160,400	2,197,480
Societe Generale-Cl. A	51,100	5,559,121
		31,754,310

Food Retailers — 0.5%
Starbucks Corp. (a)	60,600	3,184,530

Foods — 1.0%
Cadbury Schweppes PLC	601,407	5,767,773

Healthcare — 0.7%
Express Scripts, Inc. (a)(b)	59,000	3,085,700
Human Genome Sciences, Inc. (a)(b)	55,300	810,145
		3,895,845

Heavy Construction — 1.1%
Technip SA	125,600	6,709,951

3

Heavy Machinery — 0.2%
Nidec Corp.	9,300	$1,005,946

Household Products — 1.3%
Corning, Inc. (a)	398,200	7,585,710

Industrial - Diversified — 1.3%
Hutchison Whampoa, Ltd.	256,000	2,491,188
Siemens AG	70,081	5,384,056
		7,875,244

Information Retrieval Services — 0.5%
Juniper Networks, Inc. (a)(b)	77,900	1,868,821
Yahoo! Japan Corp.	600	1,291,495
		3,160,316

Insurance — 3.6%
ACE Ltd.	116,800	5,397,328
Allianz AG	47,705	6,025,192
Everest Re Group, Ltd.	22,800	2,220,720
Manulife Financial Corp. (b)	67,400	3,371,372
Prudential PLC	454,602	4,264,126
		21,278,738

Medical Supplies — 2.5%
Applera Corp. - Applied Biosystems Group	89,600	1,865,472
Cie Generale d’Optique Essilor International SA	32,000	2,314,283
Hoya Corp.	39,400	4,858,206
Medtronic, Inc.	26,300	1,418,622
Smith & Nephew PLC	477,362	4,517,647
		14,974,230

Miscellaneous — 1.2%
LVMH Moet Hennessy Louis Vuitton SA	84,580	6,991,577

Pharmaceuticals — 9.4%
Amgen, Inc. (a)(b)	82,400	6,571,400
Amylin Pharmaceuticals, Inc. (a)(b)	27,600	515,016
Chugai Pharmaceutical Co., Ltd.	137,300	2,324,554
Eyetech Pharmaceuticals, Inc. (a)(b)	91,000	1,034,670
Genentech, Inc. (a)	47,100	4,207,443
Genzyme Corp. (a)	44,600	3,318,686
Gilead Sciences, Inc. (a)	126,400	5,663,984
Nektar Therapeutics (a)	44,000	825,440
Novartis AG	72,500	3,517,169
Pfizer, Inc.	119,200	3,158,800
Roche Holding AG	56,000	7,592,899
Sanofi-Aventis	124,900	10,755,924
Shionogi & Co., Ltd.	227,800	2,811,687
Wyeth	64,100	2,932,575
		55,230,247

Photography Equipment/Supplies — 0.1%
Nikon Corp. (b)	67,400	755,332

4

Prepackaged Software — 2.4%
Electronic Arts, Inc. (a)(b)	15,200	$875,520
Intuit, Inc. (a)	51,900	2,491,200
Microsoft Corp.	225,100	5,764,811
Novell, Inc. (a)(b)	477,000	2,900,160
Trend Micro, Inc. (a)	61,400	2,200,630
		14,232,321

Retail — 1.7%
Amazon.Com, Inc. (a)	51,000	2,303,670
Circuit City Stores, Inc.	141,800	2,587,850
Dixons Group PLC	1,300,970	3,615,411
Tiffany & Co. (b)	42,400	1,442,872
		9,949,803

Retail - General — 0.8%
GUS PLC	94,220	1,495,503
Inditex SA	109,000	2,904,558
		4,400,061

Telephone Utilities — 0.6%
Tele Norte Leste Participacoes SA	224,000	3,481,238

Tobacco — 0.3%
Altria Group, Inc.	23,900	1,600,344

Transportation — 1.3%
Carnival Corp.	44,900	2,352,760
Hyundai Heavy Industries Co., Ltd.	55,000	3,059,516
The Peninsular and Oriental Steam Navigation Co.	442,490	2,438,185
		7,850,461

TOTAL EQUITIES (Cost $550,298,792)		577,997,382

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 16.3%
Cash Equivalents — 14.6% (c)
Abbey National PLC Eurodollar Time Deposit
3.420%	08/29/2005	$1,652,840	$1,652,840
ABN Amro Bank NV Eurodollar Time Deposit
3.250%	08/05/2005	1,166,459	1,166,459
Bank of America Bank Note
3.270%	08/30/2005	2,148,691	2,148,691
Bank of America Bank Note
3.270%	10/18/2005	1,156,988	1,156,988
Bank of America Bank Note
3.450%	09/16/2005	1,652,840	1,652,840
Bank of Montreal Eurodollar Time Deposit
3.270%	08/09/2005	3,485,731	3,485,731
The Bank of the West Eurodollar Time Deposit
3.470%	09/20/2005	495,852	495,852

5

Barclays Eurodollar Time Deposit
3.354%	01/17/2006	$661,136	$661,136
Barclays Eurodollar Time Deposit
3.420%	08/25/2005	991,704	991,704
Barclays Eurodollar Time Deposit
3.420%	08/26/2005	1,665,325	1,665,325
Barclays Eurodollar Time Deposit
3.420%	09/12/2005	495,852	495,852
BGI Institutional Money Market Fund
		6,486,900	6,486,900
BNP Paribas Eurodollar Time Deposit
3.260%	08/01/2005	1,156,988	1,156,988
BNP Paribas Eurodollar Time Deposit
3.270%	08/04/2005	2,479,259	2,479,259
Branch Banker & Trust Eurodollar Time Deposit
3.280%	08/01/2005	826,420	826,420
Calyon Eurodollar Time Deposit
3.250%	08/02/2005	3,352,996	3,352,996
Calyon Eurodollar Time Deposit
3.250%	08/04/2005	1,179,866	1,179,866
Citigroup Eurodollar Time Deposit
3.630%	10/31/2005	3,305,679	3,305,679
Dexia Group Eurodollar Time Deposit
3.300%	08/09/2005	826,420	826,420
Federal Home Loan Bank Discount Note
3.226%	08/12/2005	2,182,502	2,182,502
First Tennessee National Corp. Eurodollar Time Deposit
3.220%	08/09/2005	324,945	324,945
Fortis Bank Eurodollar Time Deposit
3.250%	08/04/2005	1,652,840	1,652,840
Fortis Bank Eurodollar Time Deposit
3.260%	08/03/2005	1,160,259	1,160,259
Fortis Bank Eurodollar Time Deposit
3.280%	08/08/2005	1,166,639	1,166,639
Fortis Bank Eurodollar Time Deposit
3.460%	09/15/2005	1,171,542	1,171,542
Freddie Mac Discount Note
3.244%	08/16/2005	1,983,407	1,983,407
Freddie Mac Discount Note
3.276%	08/16/2005	937,258	937,258
General Electric Capital Corp.
3.252%	08/04/2005	3,303,590	3,303,590
General Electric Capital Corp.
3.475%	09/12/2005	959,036	959,036
Goldman Sachs Financial Square Prime Obligations Money Market Fund
		1,730,148	1,730,148
Harris Trust & Savings Bank
3.295%	11/04/2005	1,252,218	1,252,218
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
3.150%	08/08/2005	834,684	834,684
HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.250%	08/05/2005	991,704	991,704

6

HSBC Banking/Holdings PLC Eurodollar Time Deposit
3.450%	09/19/2005	$1,652,840	$1,652,840
Merrimac Cash Fund, Premium Class
		264,454	264,454
Morgan Stanley Dean Witter & Co.
3.393%	01/13/2006	3,305,679	3,305,679
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.165%	08/09/2005	2,138,499	2,138,499
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
3.240%	08/03/2005	595,022	595,022
Rabobank Nederland Eurodollar Time Deposit
3.250%	08/08/2005	1,718,953	1,718,953
Regions Bank Eurodollar Time Deposit
3.290%	08/10/2005	661,136	661,136
Royal Bank of Canada Eurodollar Time Deposit
3.415%	08/29/2005	1,652,840	1,652,840
Royal Bank of Canada Eurodollar Time Deposit
3.420%	09/12/2005	1,652,840	1,652,840
Royal Bank of Scotland Eurodollar Time Deposit
3.240%	08/08/2005	1,818,123	1,818,123
Royal Bank of Scotland Eurodollar Time Deposit
3.250%	08/04/2005	1,322,272	1,322,272
Royal Bank of Scotland Eurodollar Time Deposit
3.480%	09/14/2005	1,322,272	1,322,272
Societe Generale Eurodollar Time Deposit
3.200%	08/08/2005	661,136	661,136
Societe Generale Eurodollar Time Deposit
3.240%	08/09/2005	1,038,398	1,038,398
Societe Generale Eurodollar Time Deposit
3.280%	08/01/2005	1,652,840	1,652,840
Svenska Handlesbanken Eurodollar Time Deposit
3.220%	08/05/2005	1,960,008	1,960,008
Toronto Dominion Bank Eurodollar Time Deposit
3.250%	08/02/2005	2,056,267	2,056,267
UBS AG Eurodollar Time Deposit
3.250%	08/09/2005	1,355,328	1,355,328
Wells Fargo Eurodollar Time Deposit
3.260%	08/03/2005	1,535,570	1,535,570
Wells Fargo Eurodollar Time Deposit
3.270%	08/01/2005	1,877,229	1,877,229
Wells Fargo Eurodollar Time Deposit
3.450%	09/16/2005	1,156,985	1,156,985
			86,237,409

Repurchase Agreement — 1.7%
Investors Bank & Trust Co. Repurchase Agreement, dated 07/29/2005, 2.28%, due 08/01/2005 (d)		9,859,134	9,859,134

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			96,096,543

7

TOTAL INVESTMENTS — 114.6% (Cost $646,395,335) (e)	$674,093,925

Other Assets/(Liabilities) — (14.6%)	(85,872,768)

NET ASSETS — 100.0%	$588,221,157

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $9,861,007. Collateralized by U.S. Government Agency obligations with a rates ranging 3.96% - 4.000%, maturity dates ranging 09/25/2032 - 08/20/2034, and an aggregate market value, including accrued interest, of $10,352,091.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Premier Money Market Fund (“Money Market Fund”), MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”), MassMutual Premier Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MassMutual Premier Core Bond Fund (“Core Bond Fund”), MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”), MassMutual Premier Strategic Income Fund (“Strategic Income Fund”), MassMutual Premier High Yield Fund (“High Yield Fund”), MassMutual Premier Balanced Fund (“Balanced Fund”), MassMutual Premier Value Fund (“Value Fund”), MassMutual Premier Enhanced Index Value Fund (“Enhanced Index Value Fund”), MassMutual Premier Enhanced Index Value Fund II (“Enhanced Index Value Fund II”), MassMutual Premier Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MassMutual Premier Main Street Fund (“Main Street Fund”), MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”), MassMutual Premier Core Growth Fund (“Core Growth Fund”), MassMutual Premier Enhanced Index Growth Fund (“Enhanced Index Growth Fund”), MassMutual Premier Small Capitalization Value Fund (“Small Capitalization Value Fund”), MassMutual Premier Small Company Opportunities Fund (“Small Company Opportunities Fund”), MassMutual Premier Global Fund (“Global Fund”) and MassMutual Premier International Equity Fund (“International Equity Fund”).

The Strategic Income Fund, Main Street Fund, Capital Appreciation Fund and Global Fund commenced operations on December 31, 2004.

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

2.                 Significant
Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment
Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value.  The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions.  It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00.  All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trust’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information.  In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.  All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

            Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value.  The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan.  The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day.  As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.  The Funds receive compensation for lending their securities.  At July 31, 2005, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities
	on Loan	Collateral

Short-Duration Bond Fund	$22,745,171	$23,246,674
Core Bond Fund	249,165,655	254,110,260
Strategic Income Fund	15,696,481	15,977,438
High Yield Fund	13,043,436	13,369,057
Balanced Fund	25,339,518	26,050,334
Value Fund	42,075,768	43,508,350
Enhanced Index Value Fund	5,046,560	5,225,049
Enhanced Index Value Fund II	14,339,626	14,849,138
Enhanced Index Core Equity Fund	3,566,035	3,681,900
Main Street Fund	20,527,601	21,195,415
Capital Appreciation Fund	69,096,140	71,196,053
Core Growth Fund	16,712,359	17,183,878
Enhanced Index Growth Fund	5,083,470	5,267,982
Small Capitalization Value Fund	14,145,965	14,775,582
Small Company Opportunities Fund	105,858,919	109,582,654
Global Fund	81,360,403	86,237,409
International Equity Fund	79,284,370	83,717,444

Repurchase
Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for
Investments

Investment transactions are accounted for on the trade date.  Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method.  Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

Foreign Currency
Translation

The books and records of the Funds are maintained in U.S. dollars.  The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.  Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign
Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of open forward foreign currency contracts for the Strategic Income Fund and the Global Fund at July 31, 2005, is as follows:

			In
	Contracts		Exchange		Unrealized
Settlement	to	Units of	for U.S.	Contracts at	Appreciation
Date	Deliver/Receive	Currency	Dollars	Value	(Depreciation)

Strategic Income Fund

BUYS

03/07/06	Brazilian Real	888,000	$289,817	$345,431	$55,614
04/28/06	Brazilian Real	650,000	224,138	250,210	26,072
08/02/05	Brazilian Real	800,000	336,276	332,433	(3,843)
08/25/05	Brazilian Real	2,400,000	1,006,965	997,299	(9,666)
11/03/05	Brazilian Real	1,860,000	678,502	751,526	73,024
09/27/05	Canadian Dollar	1,470,000	1,202,072	1,200,193	(1,879)
08/15/05	Swiss Franc	6,780,000	5,312,356	5,254,796	(57,560)
11/21/05	Swiss Franc	4,505,000	3,497,807	3,537,985	40,178
08/23/05	Czech Republic Koruna	8,500,000	355,857	340,640	(15,217)
08/18/05	Euro Dollar	7,120,000	8,620,609	8,608,391	(12,218)
09/09/05	Euro Dollar	9,190,000	11,520,733	11,129,136	(391,597)
10/11/05	Euro Dollar	1,150,000	1,413,062	1,400,920	(12,142)
11/21/05	Euro Dollar	1,010,000	1,222,504	1,232,927	10,423
09/09/05	British Pound Sterling	100,000	178,510	175,476	(3,034)
11/09/05	British Pound Sterling	2,600,000	4,567,765	4,567,856	91
08/25/05	Indian Rupee	44,700,000	1,025,935	1,027,704	1,769
09/09/05	Japanese Yen	280,000,000	2,522,477	2,496,686	(25,791)
11/17/05	Japanese Yen	1,794,000,000	16,851,686	16,181,612	(670,074)
11/18/05	Japanese Yen	193,000,000	1,772,659	1,741,027	(31,632)
11/22/05	Japanese Yen	186,000,000	1,689,772	1,678,638	(11,134)
11/28/05	Japanese Yen	54,000,000	501,500	487,677	(13,823)
09/28/05	Republic of Korea Won	1,297,000,000	1,280,988	1,263,425	(17,563)
09/29/05	Republic of Korea Won	1,532,000,000	1,515,331	1,492,349	(22,982)
08/25/05	Mexican Peso	11,000,000	1,027,682	1,037,344	9,662

10/25/05	Mexican Peso	7,150,000	664,622	664,228	(394)
09/27/05	New Zealand Dollar	1,790,000	1,208,125	1,217,385	9,260
08/12/05	Slovakia Koruna	8,900,000	295,142	275,975	(19,167)
09/21/05	Slovakia Koruna	6,650,000	211,986	207,065	(4,921)
12/05/05	Slovakia Koruna	21,440,000	675,059	670,973	(4,086)
08/05/05	New Turkish Lira	375,000	277,326	282,273	4,947
08/25/05	New Turkish Lira	1,380,000	1,024,423	1,038,766	14,343
08/26/05	New Turkish Lira	540,000	397,819	406,473	8,654
08/25/05	South African Rand	6,900,000	1,029,851	1,039,587	9,736
					$(1,064,950)

SELLS

12/05/05	Australian Dollar	3,340,000	2,478,280	2,523,239	(44,959)
08/17/05	Canadian Dollar	565,000	457,490	459,910	(2,420)
09/27/05	Canadian Dollar	1,470,000	1,212,621	1,200,193	12,428
08/15/05	Swiss Franc	6,780,000	5,262,377	5,254,796	7,581
08/25/05	Swiss Franc	1,320,000	1,018,511	1,023,058	(4,547)
08/23/05	Czech Republic Koruna	8,500,000	337,402	340,640	(3,238)
08/25/05	Czech Republic Koruna	25,600,000	1,019,981	1,025,927	(5,946)
03/08/06	Euro Dollar	800,000	992,368	982,379	9,989
09/09/05	Euro Dollar	7,790,000	9,841,641	9,433,729	407,912
10/11/05	Euro Dollar	5,755,000	6,889,195	7,010,691	(121,496)
11/21/05	Euro Dollar	3,210,000	3,871,085	3,918,510	(47,425)
11/22/05	Euro Dollar	2,820,000	3,453,120	3,442,617	10,503
11/23/05	Euro Dollar	8,560,000	10,535,990	10,450,496	85,494
12/05/05	Euro Dollar	550,000	673,237	671,906	1,331
03/08/06	British Pound Sterling	400,000	722,372	702,414	19,958
08/15/05	British Pound Sterling	2,115,000	3,703,598	3,709,420	(5,822)
11/09/05	British Pound Sterling	2,600,000	4,907,391	4,567,856	339,535
03/08/06	Japanese Yen	80,000,000	769,823	730,801	39,022
08/25/05	Japanese Yen	114,000,000	1,007,334	1,014,551	(7,217)
09/09/05	Japanese Yen	420,000,000	3,829,338	3,745,029	84,309
11/17/05	Japanese Yen	655,000,000	6,097,958	5,908,002	189,956
11/22/05	Japanese Yen	1,041,000,000	9,351,199	9,394,958	(43,759)
11/28/05	Japanese Yen	54,000,000	497,027	487,676	9,351
09/28/05	Republic of Korea Won	1,297,000,000	1,230,550	1,263,425	(32,875)
09/29/05	Republic of Korea Won	1,532,000,000	1,457,160	1,492,349	(35,189)
08/25/05	Norwegian Krone	6,700,000	1,012,796	1,025,657	(12,861)
09/27/05	New Zealand Dollar	1,790,000	1,236,854	1,217,385	19,469
10/11/05	Polish Zloty	2,036,000	593,447	606,986	(13,539)
11/15/05	Polish Zloty	1,330,000	387,766	396,319	(8,553)
08/25/05	Swedish Krona	8,000,000	1,019,829	1,029,310	(9,481)
10/11/05	South African Rand	3,330,000	482,329	503,633	(21,304)
11/15/05	South African Rand	2,000,000	287,294	301,594	(14,300)
					$801,907

Global Fund

BUYS

08/01/05	Japanese Yen	5,225,619	$46,326	$46,506	$179

SELLS

08/01/05	Japanese Yen	26,883,031	238,325	239,247	(923)

Delayed Delivery
Transactions,
When Issued
Securities, and
Forward
Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed or the when-issued or delayed delivery security is received, the Funds record a realized gain or loss equal to the difference between the value of the contract or security at the time it was opened or purchased and the value of the contract or the security at the time it was extinguished or received. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

See the Portfolio of Investments for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond  Fund, Strategic Income Fund and Balanced Fund for forward commitments held as of July 31, 2005.

A summary of open obligations for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Bond Fund and Balanced Fund under these forward commitments at July 31, 2005 are as follows:

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Appreciation (Depreciation)

Short-Duration Bond Fund
FNMA
5.5% 05/01/2035	Aug-05	25,899,000	$26,157,990	$26,026,472	$(131,518)

Core Bond Fund
FNMA
5.5% 05/01/2035	Aug-05	157,980,000	$159,554,181	$158,757,562	$(796,619)

Diversified Bond Fund
FNMA
5.5% 05/01/2035	Aug-05	3,145,000	$3,175,959	$3,160,479	$(15,480)

Strategic Income Fund
FNMA
4.5% 08/01/2020	Aug-05	892,000	$880,681	$877,226	$(3,455)
5.0% 08/01/2020	Aug-05	707,000	710,715	708,657	(2,058)
5.0% 08/01/2035	Aug-05	3,047,000	3,016,527	3,000,343	(16,184)
5.5% 08/01/2020	Aug-05	1,157,000	1,182,671	1,180,140	(2,531)
5.5% 05/01/2035	Aug-05	3,004,000	3,030,052	3,018,785	(11,267)
6.0% 08/01/2035	Aug-05	2,171,000	2,220,217	2,217,473	(2,744)
6.5% 08/01/2035	Aug-05	2,612,000	2,702,522	2,701,175	(1,347)
					$(39,586)
Balanced Fund
FNMA
5.5% 05/01/2035	Aug-05	1,125,000	$1,136,074	$1,130,537	$(5,537)

Financial Future
 Contracts

The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the High Yield Fund, the Balanced Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Enhanced Index Growth Fund, the Small Capitalization Value Fund, the Global Fund and the International Equity Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities.  Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield.  Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses.  When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Strategic Income Fund and the Balanced Fund at July 31, 2005, is as follows:

				Net
			Notional	Unrealized
Number of		Expiration	Contract	Appreciation/
Contracts	Type	Date	Value	Depreciation

Balanced Fund
BUYS
95	S&P 500 Index	06/17/05	$10,136,875	$(398,941)

Strategic Income Fund
BUYS
5	SPI 200 Index	09/15/05	$545,500	$12,273
2	S&P/MIB Index	09/16/05	336,810	14,735
5	Hang Seng Index	08/30/05	3,721,000	547
28	NASDAQ 100 Index	09/16/05	902,440	37,733
58	U.S. Treasury Note 10 Year	09/30/05	6,437,094	(34,543)
13	U.S. Long Bond	09/30/05	1,499,062	(23,933)
				$6,812
SELLS
7	CAC40 Index	09/16/05	312,270	(20,729)
2	DAX Index	09/16/05	244,975	(15,997)
4	Euro Bund	09/12/05	489,800	952
1	Long Gilt Index	09/30/05	112,930	282
5	FTSE 100 Index	09/16/05	263,525	(18,263)
4	Japanese Government Bond 10 Year	09/07/05	55,944,000	320
9	Nikkei 225 Index	09/08/05	107,190,000	(39,457)
23	U.S. Treasury Note 5 Year	09/30/05	2,465,671	32,508
14	S&P 500	09/15/05	4,328,800	(126,700)
66	U.S. Treasury Note 2 Year	10/05/05	13,627,968	42,192
				$(144,892)

Options

The Funds may purchase put and call options.  By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price.  In return for this right, a Fund pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts.  A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option.  A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists.  If the option is allowed to expire, a Fund will lose the entire premium it paid.  Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price.  If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially.  However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.  See the Schedule of Investments of the Strategic Income Fund for open purchased option contracts as of July 31, 2005.

The Funds may also “write” put and call options.  When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it.  A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price.  If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the put writer would expect to suffer a loss.  This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option.  The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall.  Through receipt of the option premium a call writer offsets part of the effect of a price decline.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index.  The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates.  The purchase of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.  The purchase of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit.  Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar.  If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid.  When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument.  When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

A summary of open swap agreements for the Diversified Bond Fund and Strategic Income Fund at July 31, 2005, is as follows:

Diversified Bond Fund

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Interest Rate Swaps
5,287,500 USD	5/4/09	Agreement with Bank of America, dated 4/29/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	$(11,764)
11,857,500 USD	5/4/25	Agreement with Bank of America, dated 4/29/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	(582,701)
9,667,500 USD	5/4/12	Agreement with Bank of America, dated 4/29/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	128,284
7,140,000 USD	5/4/35	Agreement with Bank of America, dated 4/29/05 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	444,358
			$(21,823)

Strategic Income Fund

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Credit Default Swaps
2,170,000 USD	6/20/10	Agreement with Citigroup dated 6/16/05 to pay 0.25% per year times the notional amount. The Fund receives payment only upon a default of Russian Bond, 1.09%, due 6/20/2010.	$(29,058)
3,800,000 USD	6/20/07	Agreement with Citigroup dated 6/16/05 to receive 0.25% per year times the notional amount. The Fund makes payment only upon a default event of Russian Bond, 0.70%, due 6/20/2007.	19,751
Interest Rate Swaps
890,000 CAD	1/28/07	Agreement with Deutsche Bank, dated 1/28/05 to pay the notional amount multiplied by 3.048% and to receive the notional amount multiplied by the 3 month Floating Rate CDOR.	2,624
391,000,000 KRW	3/4/10	Agreement with Deutsche Bank, dated 3/3/05 to receive the notional amount multiplied by 4.24% and to pay the notional amount multiplied by the Floating Rate KWCDC Index.	(4,156)
1,080,000 EUR	3/8/15	Agreement with Deutsche Bank, dated 3/4/05 to receive the notional amount multiplied by 3.83% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(11,628)
312,000,000 KRW	3/4/10	Agreement with Deutsche Bank, dated 3/4/05 to receive the notional amount multiplied by 4.27% and to pay the notional amount multiplied by the Floating Rate KWCDC Index.	(2,887)
156,000,000 KRW	3/4/10	Agreement with Deutsche Bank, dated 3/4/05 to receive the notional amount multiplied by 4.28% and to pay the notional amount multiplied by the Floating Rate KWCDC Index.	(1,384)
1,480,000 USD	3/8/15	Agreement with Deutsche Bank, dated 3/4/05 to receive the notional amount multiplied by 4.816% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(23,843)
312,000,000 KRW	3/4/10	Agreement with Deutsche Bank, dated 3/8/05 to receive the notional amount multiplied by 4.27% and to pay the notional amount multiplied by the Floating Rate KWCDC Index.	(2,854)
400,000 EUR	4/25/15	Agreement with Deutsche Bank, dated 4/21/05 to pay the notional amount multiplied by 3.604% and to receive the notional amount multiplied by the 6 month Floating Rate EURIBOR.	1,609
1,810,000 EUR	4/25/07	Agreement with Deutsche Bank, dated 4/21/05 to receive the notional amount multiplied by 2.47% and to pay the notional amount multiplied by the 6 month Floating Rate EURIBOR.	(1,570)
490,000 USD	5/13/15	Agreement with Deutsche Bank, dated 5/11/05 to receive the notional amount multiplied by 5.46% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	39,852

355,000,000 KRW	5/24/10	Agreement with Deutsche Bank, dated 5/20/05 to receive the notional amount multiplied by 3.80% and to pay the notional amount multiplied by the Floating Rate KWCDC Index.	(4,237)
270,000 USD	6/23/15	Agreement with Deutsche Bank, dated 6/21/05 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	11,316
1,072,000,000 KRW	7/7/10	Agreement with Deutsche Bank, dated 7/06/05 to receive the notional amount multiplied by 4.23% and to pay the notional amount multiplied by the Floating Rate KWCDC Index.	(9,638)
439,000,000 KRW	7/7/10	Agreement with Deutsche Bank, dated 7/07/05 to receive the notional amount multiplied by 4.13% and to pay the notional amount multiplied by the Floating Rate KWCDC Index.	(6,970)
439,000,000 KRW	7/7/10	Agreement with Deutsche Bank, dated 7/07/05 to receive the notional amount multiplied by 4.19% and to pay the notional amount multiplied by the Floating Rate KWCDC Index.	(246)
385,000 PLN	7/1/10	Agreement with First Boston Corp., dated 6/29/05 to receive the notional amount multiplied by 4.48% and to pay the notional amount multiplied by the 6 month Floating Rate WIBOR.	(1,604)
2,670,000 MXN	7/9/15	Agreement with First Boston Corp., dated 7/20/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	1,499
1,100,000 MXN	3/5/15	Agreement with Goldman Sachs, dated 3/16/05 to receive the notional amount multiplied by 10.85% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	5,590
870,000 USD	1/2/07	Agreement with Goldman Sachs, dated 3/17/05 to receive the notional amount multiplied by 18.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	1,303
722,000 BRL	1/2/08	Agreement with Goldman Sachs, dated 4/12/05 to receive the notional amount multiplied by 18.16% and to pay the notional amount multiplied by the Brazilian Floating Rate CDI.	3,881
2,710,000 MXN	5/8/15	Agreement with Goldman Sachs, dated 5/19/05 to receive the notional amount multiplied by 10.70% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	12,120
3,700,000 MXN	6/4/10	Agreement with Goldman Sachs, dated 6/09/05 to pay the notional amount multiplied by 10.03% and to receive the notional amount multiplied by the Floating Rate MXIBTIIE Index.	(5,179)
2,325,000 MXN	5/29/15	Agreement with Goldman Sachs, dated 6/09/05 to receive the notional amount multiplied by 10.43% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	5,881
3,700,000 MXN	6/7/10	Agreement with Goldman Sachs, dated 6/10/05 to pay the notional amount multiplied by 9.86% and to receive the notional amount multiplied by the Floating Rate MXIBTIIE Index.	(2,855)
2,325,000 MXN	6/1/15	Agreement with Goldman Sachs, dated 6/10/05 to receive the notional amount multiplied by 10.30% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	4,049

360,000 MXN	6/14/15	Agreement with Goldman Sachs, dated 6/15/05 to receive the notional amount multiplied by 10.29% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	604
580,000 MXN	6/10/10	Agreement with Goldman Sachs, dated 6/15/05 to receive the notional amount multiplied by 9.83% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	(381)
712,582 BRL	1/2/08	Agreement with Goldman Sachs, dated 6/17/05 to receive the notional amount multiplied by 17.18% and to pay the notional amount multiplied by the Floating Rate BZDIOVRA Index.	(44)
1,340,000 MXN	6/24/15	Agreement with Goldman Sachs, dated 7/05/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	(135)
686,000 BRL	1/4/10	Agreement with Goldman Sachs, dated 7/15/05 to receive the notional amount multiplied by 16.10% and to pay the notional amount multiplied by the Floating Rate BZDIOVRA Index.	(4,254)
1,340,000 PLN	7/5/10	Agreement with Lehman Brothers, dated 6/30/05 to receive the notional amount multiplied by 4.53% and to pay the notional amount multiplied by the 6 month Floating Rate WIBOR.	(1,427)
2,650,000 MXN	7/9/15	Agreement with Lehman Brothers, dated 7/20/05 to receive the notional amount multiplied by 9.99% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	(466)
1,470,000 ZAR	5/18/10	Agreement with Morgan Stanley, dated 5/18/05 to receive the notional amount multiplied by 8.14% and to pay the notional amount multiplied by the Floating Rate JIBA3M Index.	4,314
1,000,000 USD	1/2/07	Agreement with Morgan Stanley, dated 7/07/05 to receive the notional amount multiplied by 17.590% and to pay the notional amount multiplied by the Floating Rate BZDIOVRA Index.	(3,756)
80,000 PLN	3/24/10	Agreement with Salomon Brothers dated 3/22/05 to receive the notional amount multiplied by 5.52% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	667
128,000 PLN	3/24/10	Agreement with Salomon Brothers dated 3/24/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	1,114
			$(2,398)

Foreign
Securities

The Global Fund invests a significant amount of its assets and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.                 Federal Income
Tax Information

At July 31, 2005, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Short-Duration Bond Fund	$525,502,042	$1,649,216	$(4,181,062)	$(2,531,846)
Inflation-Protected Bond Fund	246,656,242	883,031	(5,140,878)	(4,257,847)
Core Bond Fund	2,077,545,958	26,413,704	(15,148,457)	11,265,247
Diversified Bond Fund	334,731,534	2,784,439	(3,452,102)	(667,663)
Strategic Income Fund	291,419,191	3,460,248	(5,482,010)	(2,021,762)
High Yield Fund	101,991,548	2,619,874	(1,047,578)	1,572,296
Balanced Fund	275,900,915	14,949,184	(4,221,372)	10,727,812
Value Fund	512,786,929	102,779,856	(5,798,939)	96,980,917
Enhanced Index Value Fund	71,683,797	6,122,240	(1,025,923)	5,096,317
Enhanced Index Value Fund II	189,121,195	19,441,737	(1,776,629)	17,665,108
Enhanced Index Core Equity Fund	35,178,305	2,680,134	(624,051)	2,056,083
Main Street Fund	347,744,758	22,332,614	(9,318,806)	13,013,808
Capital Appreciation Fund	831,158,663	40,278,384	(27,671,754)	12,606,630
Core Growth Fund	88,444,530	14,099,967	(1,117,672)	12,982,295
Enhanced Index Growth Fund	37,141,671	2,592,778	(290,018)	2,302,760
Small Capitalization Value Fund	102,680,567	26,858,258	(2,075,460)	24,782,798
Small Company Opportunities Fund	847,184,764	257,500,592	(22,756,075)	234,744,517
Global Fund	646,395,335	47,407,255	(19,708,665)	27,698,590
International Equity Fund	794,909,638	216,187,810	(32,042,996)	184,144,814

Note: The aggregate cost for investments for the Money Market Fund as of July 31, 2005, is the same for financial reporting and Federal income tax purposes.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Kevin M. McClintock
Kevin M. McClintock, President and Principal Executive Officer
Date	9/23/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin M. McClintock
Kevin M. McClintock, President and Principal Executive Officer
Date	9/23/05

By	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer
Date	9/23/05